As filed with the Securities and Exchange Commission on April 16, 2021
File Nos. 333-200261
811-03365
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 740	☒
(Check Appropriate Box or Boxes)
Brighthouse Separate Account A
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT DATED APRIL 30, 2021
TO
THE PROSPECTUSES DATED APRIL 30, 2021,
APRIL 30, 2012 (AS SUPPLEMENTED),
MAY 1, 2011 (AS SUPPLEMENTED),
AND MAY 1, 2009 (AS SUPPLEMENTED)
This supplement applies to the following prospectuses:
•	the prospectus dated April 30, 2021 for the Series C (offered between September 4, 2001 and October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company;
•	the prospectus dated April 30, 2012 (as supplemented) for the Series C (offered on and after October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company;
•	the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contracts issued by Brighthouse Life Insurance Company; and
•	the prospectus dated May 1, 2011 (as supplemented) for the Class C (offered between September 4, 2001 and October 7, 2011) variable annuity contracts issued by Brighthouse Life Insurance Company of NY (collectively with Brighthouse Life Insurance Company, the “Companies”).
Effective as of March 19, 2002 (October 31, 2002 for Brighthouse Life Insurance Company of NY), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See “Purchase – Allocation of Purchase Payments” and “Investment Options – Transfers” in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.
Series/Class C
SUPP-FXC21

BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
SUPPLEMENT DATED APRIL 30, 2021
TO THE PROSPECTUSES DATED APRIL 30, 2021
For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company (“we,” “us,” or “our”): Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), 3-year Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated April 30, 2021 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy.
Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.
Annuity Date
In the “ANNUITY PAYMENTS (THE INCOME PHASE) — Annuity Date” section of the prospectus, replace the second and third paragraphs with the following:
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see “Other Information — Annuitant” for the definition of Annuitant and permitted changes of the Annuitant).
Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have elected a living benefit rider such as a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income Benefit, or the Guaranteed Minimum Accumulation Benefit, and the rider continues in effect at the time of annuitization, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee riders, the Guaranteed Minimum Income Benefit Plus riders, and the GMIB Max I rider) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See “Living Benefits — Description of the Lifetime Withdrawal Guarantee II — Lifetime Withdrawal Guarantee and Annuitization” and “Living Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit — Enhanced GWB and Annuitization” in the prospectus.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
Telephone: 888-243-1932
SUPP-MLFAN0421

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Separate Account A
Series C
(offered between September 4, 2001 and October 7, 2011)
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 60 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.

Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)*
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)*
BlackRock Global Tactical Strategies Portfolio (Class B)*
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)*
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)*
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)*
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)*
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)*
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)*
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)*
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
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T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.
To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 111 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
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TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................26
Accumulation Phase........................................................17
Accumulation Unit..........................................................25
Annual Benefit Payment......................................67 and 73
Annuitant......................................................................110
Annuity Date..................................................................39
Annuity Options.............................................................40
Annuity Payments...........................................................39
Annuity Service Center......................................................8
Annuity Units..................................................................40
Beneficiary....................................................................110
Benefit Base.....................................................................73
Business Day...................................................................19
Contract Year.................................................................18
Death Benefit Base..............................................82 and 87
Fixed Account.................................................................17
Free Look........................................................................25
Good Order..................................................................108
Guaranteed Accumulation Amount.................................78
Guaranteed Principal Adjustment...................................69
Guaranteed Withdrawal Amount....................................74
GWB Withdrawal Rate...................................................73
Income Base........................................................47 and 53
Income Phase..................................................................17
Investment Portfolios......................................................26
Joint Owners.................................................................110
Owner...........................................................................110
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................66
Separate Account..........................................................106
Total Guaranteed Withdrawal Amount...........................65
5

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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we do not assess a withdrawal charge. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
State Variations. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or
7

deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge	None

Transfer Fee (Note 1)	$25 $0 (First 12 per year)

Note 1. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. BLIC is currently waiving the transfer fee, but reserves the right to charge the fee in the future.
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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge	1.50%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.75%

Death Benefit Rider Charges (Optional) (Note 3) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%
Optional Death Benefit — Compounded-Plus	0.35%
Additional Death Benefit — Earnings Preservation Benefit	0.25%

Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits (Note 4)	2.35%

Note 1. An account fee of $30 is charged on each contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. See below for additional optional death benefit riders (EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.
Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit — Compounded-Plus Charge, and the Additional Death Benefit — Earnings Preservation Benefit Charge.
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Max I, GMIB Plus III, and GMIB Plus II — maximum charge	1.50%
GMIB Max I, GMIB Plus III, and GMIB Plus II — current charge	1.00%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.80%

GMIB II and GMIB I	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. The GMIB Max I rider is the only living benefit rider that the EDB Max I rider may be elected with. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Max I, GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Enhanced Death Benefit (EDB) Rider Charges
(as a percentage of the Death Benefit Base (Note 6))

EDB Max I and EDB II — maximum charge	1.50%
EDB Max I and EDB II (issue age 69 or younger) — current charge	0.60%
EDB Max I and EDB II (issue age 70-75) — current charge	1.15%

EDB I — maximum charge	1.50%
EDB I (issue age 69 or younger) — current charge	0.75%
EDB I (issue age 70-75) — current charge	0.95%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see “Death Benefit — Optional Death Benefit — EDB Max I” or “Death Benefit — Optional Death Benefit —  Enhanced Death Benefit II.” The EDB Max I, Enhanced Death Benefit II, and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the GMIB Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years), the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), and the Additional Death Benefit — Earnings Preservation Benefit, which is the most expensive way to purchase the contract.
(1) If you surrender, do not surrender or annuitize your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$659	$1,948	$3,281	$6,818
minimum	$583	$1,729	$2,932	$6,210

Chart 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender, do not surrender or annuitize your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$334	$958	$1,607	$3,344
minimum	$258	$731	$1,231	$2,604
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us.
The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
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We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $25,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I,” “Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II,” and “Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must
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be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the GMIB Max I or EDB Max I riders, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I” until the rider terminates.
If you choose the Guaranteed Minimum Income Benefit Plus II, Guaranteed Minimum Income Benefit Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, we require you to allocate your Purchase Payments and Account Value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II” until the rider terminates.
If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Income Benefits — Description of GMIB Plus I” and “Living Benefits — Guaranteed Withdrawal Benefits — Description of Lifetime Withdrawal Guarantee I.”
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See “Investment Options — Dollar Cost Averaging Program.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
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Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I
If you elect the GMIB Max I rider and/or EDB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:
•	AB Global Dynamic Allocation Portfolio
•	AQR Global Risk Balanced Portfolio
•	BlackRock Global Tactical Strategies Portfolio
•	Brighthouse Balanced Plus Portfolio
•	Invesco Balanced-Risk Allocation Portfolio
•	JPMorgan Global Active Allocation Portfolio
•	MetLife Aggregate Bond Index Portfolio
•	MetLife Multi-Index Targeted Risk Portfolio
•	PanAgora Global Diversified Risk Portfolio
•	Schroders Global Multi-Asset Portfolio
•	Western Asset Management Government Income Portfolio
No other Investment Portfolios are available with the GMIB Max I rider and/or EDB Max I rider.
The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I and EDB Max I riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I and EDB Max I riders are not selected may offer the potential for higher returns. Before you select the GMIB Max I rider and/or EDB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I and EDB Max I riders meet your investment objectives and risk tolerance. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
If you elect the GMIB Max I and/or EDB Max I riders, you may not participate in the Dollar Cost Averaging (DCA) program.
Restrictions on Investment Allocations After Rider Terminates. If the GMIB Max I rider terminates (see “Living Benefits – Guaranteed Income Benefits – Terminating the GMIB Max I Rider”), or the EDB Max I rider terminates (see “Death Benefits – Enhanced Death Benefits – Terminating the EDB Max I Rider”), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I” will continue to apply.
Restrictions on Subsequent Purchase Payments — GMIB Max I and EDB Max I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I and EDB Max I riders. As of the date of this prospectus, only contracts issued with the GMIB Max I rider or the GMIB Max I and EDB Max I riders during the time period specified in the “Current Restrictions on Subsequent Purchase Payments” section below are subject to restrictions on subsequent Purchase Payments.
Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (see your contract schedule for a list of the changes). We will notify Owners of contracts with the GMIB Max I and/or EDB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above under “Investment
20

Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I.”
Current Restrictions on Subsequent Purchase Payments
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.
Restrictions on Subsequent Purchase Payments After GMIB Max I Rider Terminates. If the GMIB Max I rider terminates (see “Living Benefits – Guaranteed Income Benefits – Terminating the GMIB Max I Rider”), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent Purchase Payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
California Free Look Requirements for Purchasers Age 60 and Over. If you elect the GMIB Max I rider and/or EDB Max I rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. (See the “Free Look” section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.
Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II
Allocation. If you elect the GMIB Plus II, the GMIB Plus III, the Lifetime Withdrawal Guarantee II, the Enhanced Death Benefit I, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions.Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American
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Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Fixed Account
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
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Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
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Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Restrictions on Subsequent Purchase Payments — GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus II and GMIB Plus III after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:
1)	you elected only the GMIB Plus II rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II”);
2)	you elected both the GMIB Plus II and the EDB I, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus II” and “Death
Benefit – Description of Enhanced Death Benefit I”);
3)	you elected only the GMIB Plus III rider, and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus III - Terminating the GMIB Plus III Rider”); or
4)	you elected both the GMIB Plus III and the EDB II, and both riders terminate (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus III - Terminating the GMIB Plus III Rider” and “Death Benefit – Optional Death Benefit-Enhanced Death Benefit II - Terminating the EDB II Rider”).
However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB
Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.
We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase – Termination for Low Account Value” section; or (b) the rider charge is greater than your Account Value.
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In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.
Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see “Living Benefits – Guaranteed Income Benefits – Description of GMIB Plus I”), the restrictions on subsequent Purchase Payments described above will no longer apply.
If your contract was issued in one of the following states, this restriction on subsequent Purchase Payments does not apply and you may continue to make subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state).This period is called the Free Look period. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit — Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the
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value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract will not be subject to any withdrawal charge. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
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The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
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Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)*
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)*
BlackRock Global Tactical Strategies Portfolio (Class B)*
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)*
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)*
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)*
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)*
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)*
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)*
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
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Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)*
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a
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year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal
Guarantee I, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections “Purchase — Allocation of Purchase Payments” and “Purchase — Investment Allocation Restrictions for Certain Riders.”
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract;or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other
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means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
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The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
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Dollar Cost Averaging Program (DCA)
We offer a dollar cost averaging (DCA) program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.
We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in “Purchase — Allocation of Purchase Payments.” If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB
Plus I, GMIB Plus II, GMIB Plus III, GMIB Max I, Lifetime Withdrawal Guarantee II, GMAB, Enhanced Death Benefit I, Enhanced Death Benefit II, or EDB Max I rider.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, Enhanced Death Benefit I, or Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GMIB Max I or EDB Max I riders, the Fixed Account is not available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over
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the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.50% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit — Rider Charge
If you select one of the following death benefit riders, we will deduct a charge that compensates us generally for the
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costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:
Annual Step-Up Death Benefit	0.20%*
Compounded-Plus Death Benefit	0.35%*
Additional Death Benefit — Earnings Preservation Benefit	0.25%
*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.
Please check with your financial representative regarding which death benefits are available in your state.
If you select the EDB Max I or Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see “Death Benefit — Optional Death Benefit — EDB Max I” and “Death Benefit — Optional Death Benefit — Enhanced Death Benefit II” for a discussion of how the Death Benefit Base is determined).
If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I is 0.75% of the Death Benefit Base if you were age 69 or younger at issue and 0.95% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.
For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract
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anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) This charge compensates us generally for the costs and risks we assume in providing the benefit. The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II, GMIB Plus III, or GMIB Max I); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II, GMIB Plus III, and GMIB Max I).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base.
If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an
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Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See “Death Benefit.”) For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This is a charge deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not
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exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and
we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
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Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of
$25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by your
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selling firm, and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the GMIB Max, GMIB Plus, or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
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If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
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In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The
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Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for
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the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” and “Death Benefit” sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 20% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and
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availability of each optional rider.We have offered three types of living benefit riders — guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:
Guaranteed Income Benefits
•	GMIB Max I
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I, GMIB Plus II and GMIB Plus III)
•	Guaranteed Minimum Income Benefit (GMIB I and GMIB II)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee (LWG I and LWG II)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are six different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a
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minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Max I, GMIB Plus III, and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB Plus II, GMIB I, GMIB II and Qualified Contracts. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.
(See Appendix C for examples of the GMIB.)
Description of GMIB Max I
The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. The GMIB Max I rider may be exercised after a 10-year waiting period and then only within 30 days following a
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contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB Max I rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    6%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract
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anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Operation of the GMIB – Income Base”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix C for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional
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Step-Up. If your contract has both the GMIB Max I rider and the EDB Max I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Max I investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I.”
If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program.
If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I,” and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.
Restrictions on Investment Allocations If the GMIB Max I Rider Terminates. If the GMIB Max I rider terminates (see “Terminating the GMIB Max I Rider”), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or
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transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I” will continue to apply.
Potential Restrictions on Subsequent Purchase Payments for GMIB Max I. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I.”
Current Restrictions on Subsequent Purchase Payments for GMIB Max I
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange on September 23, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max I and/or EDB Max I riders, we will not accept subsequent Purchase Payments from you after the close of the New York
Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.
If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section of the prospectus; or (b) the rider charge is greater than your Account Value.
Restrictions on Subsequent Purchase Payments If the GMIB Max I Rider Terminates. If the GMIB Max I rider terminates (see “Terminating the GMIB Max I Rider”), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the subsequent Purchase Payment restrictions described above will no longer apply. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the subsequent Purchase Payment restrictions described above will continue to apply.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value
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attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Max I rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Max I, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will no longer apply (except as described above under “Restrictions on Investment Allocations if the GMIB Max I Rider Terminates”). If you elected both the GMIB Max I and EDB Max I riders, the EDB Max I investment allocation restrictions and subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Max I Rider. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Max I rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Max I, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Max I produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value
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and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.
If you select the GMIB Max I rider and if:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if you select the GMIB Max I rider and if:
•	you take no withdrawals prior to age 70;
•	your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and an Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Max I Rider. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under
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termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation and subsequent Purchase Payment restrictions, described above, will no longer apply (except as described above under “Restrictions on Investment Allocations If the GMIB Max I Rider Terminates”). However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent Purchase Payment restrictions described above will continue to apply.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix C for examples illustrating the operation of GMIB Max I.)
Description of GMIB Plus III
The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. The GMIB Plus III rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
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(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base – Annual Increase Amount”).
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See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the
Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix C for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements
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are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and
(3)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Plus III investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”
If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The
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additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus III rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II” will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus III Rider. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”)
These options are described in the contract and the GMIB Plus III rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus III produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value
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and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
For contracts issued with the GMIB Plus III rider from July 19, 2010 through February 25, 2011, the following enhanced payout rates apply. If:
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined). Alternatively, if:
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus III Rider. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative
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procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II” will continue to apply.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix C for examples illustrating the operation of the GMIB.)
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Description of GMIB Plus II
In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.
GMIB Plus II is identical to GMIB Plus III, with the following exceptions:
(1)    The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under “Annual Increase Rate” above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.
(2)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.
(3)    The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”
For contracts issued with the GMIB Plus II rider from February 24, 2009 through May 1, 2009, the following additional differences apply:
(4)	The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(5)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(6)	The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)	Different investment allocation restrictions apply. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”)
(8)	If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(9)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(10)	The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income
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Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
For contracts issued with the GMIB Plus II rider on or before February 23, 2009, differences (4) through (8) above apply, and the following replaces differences (9) and (10):
(9)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(10)	The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
Description of GMIB Plus I
In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)    The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)    An “Optional Step-Up” under the GMIB Plus II rider is referred to as an “Optional Reset” under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)    If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
(4)    The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.
(5)    We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.
(6)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(7)    Termination provision g) above (under “Terminating the GMIB Plus III Rider”) does not apply, and the following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
and the following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract
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anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(8)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(9)    If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.
(10)  If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
    the AB Global Dynamic Allocation Portfolio
    the American Funds® Balanced Allocation Portfolio
    the American Funds® Growth Allocation Portfolio
     the American Funds® Moderate Allocation Portfolio
    the AQR Global Risk Balanced Portfolio
    the BlackRock Global Tactical Strategies Portfolio
    the BlackRock Ultra-Short Term Bond Portfolio
    the Brighthouse Asset Allocation 20 Portfolio
    the Brighthouse Asset Allocation 40 Portfolio
    the Brighthouse Asset Allocation 60 Portfolio
    the Brighthouse Asset Allocation 80 Portfolio
    the Brighthouse Balanced Plus Portfolio
    the Invesco Balanced-Risk Allocation Portfolio
    the JPMorgan Global Active Allocation Portfolio
    the MetLife Aggregate Bond Index Portfolio
    the MetLife Multi-Index Targeted Risk Portfolio
    the PanAgora Global Diversified Risk Portfolio
    the Schroders Global Multi-Asset Portfolio
    the SSGA Growth and Income ETF Portfolio
    the SSGA Growth ETF Portfolio
     the Western Asset Management Government Income Portfolio
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
For contracts issued before July 16, 2007, the enhanced GMIB payout rates described in item (9) above will not be applied.
For contracts issued before February 26, 2007, we offered a version of the GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
For contracts issued before February 27, 2006, you may elect an Optional Reset under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of
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the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.
Description of GMIB II
In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner’s 85th birthday.
GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)    The rider charge for GMIB II is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.    the annual increase rate is 5% per year through the contract anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.    the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
(13)    Subsequent Purchase Payments are not currently restricted under the GMIB II rider.
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(See Appendix C for examples illustrating the operation of GMIB II.)
Description of GMIB I
In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
GMIB I is identical to GMIB II, with the following exceptions:
(1)    The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:
a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2)    The following replaces termination provision d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the contract.
(3)    If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GMIB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See “Death
Benefit — General Death Benefit Provisions.”) In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or an Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
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Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals.
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guaranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the initial Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base for the Enhanced GWB and GWB I or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders at the time of the withdrawal, if the Benefit Base or Remaining Guaranteed Withdrawal Amount is greater than the Account Value. This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix D for examples of the GWB riders.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount.
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We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal
Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
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For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual
Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1⁄2 at continuation). Therefore, you will be guaranteed income for life.
•	If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
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Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed
Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix D, “A. Lifetime Withdrawal Guarantee – 2. When Withdrawals Do Exceed the Annual Benefit Payment – a. Lifetime Withdrawal Guarantee II – Proportionate Reduction.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
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Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II” above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the LWG II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See “Automatic Annual Step-Up” above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1⁄2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1⁄2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see “Annual Benefit Payment” above).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance.The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional
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Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over
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which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
7.25% Compounding Income Amount. For contracts issued prior to July 13, 2009, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
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Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
the AB Global Dynamic Allocation Portfolio
the American Funds® Balanced Allocation Portfolio
the American Funds® Growth Allocation Portfolio
the American Funds® Moderate Allocation Portfolio
the AQR Global Risk Balanced Portfolio
the BlackRock Global Tactical Strategies Portfolio
the BlackRock Ultra-Short Term Bond Portfolio
the Brighthouse Asset Allocation 20 Portfolio
the Brighthouse Asset Allocation 40 Portfolio
the Brighthouse Asset Allocation 60 Portfolio
the Brighthouse Asset Allocation 80 Portfolio
the Brighthouse Balanced Plus Portfolio
the Invesco Balanced-Risk Allocation Portfolio
the JPMorgan Global Active Allocation Portfolio
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the MetLife Aggregate Bond Index Portfolio
the MetLife Multi-Index Targeted Risk Portfolio
the PanAgora Global Diversified Risk Portfolio
the Schroders Global Multi-Asset Portfolio
the SSGA Growth and Income ETF Portfolio
the SSGA Growth ETF Portfolio
the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA program, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section E of Appendix D for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess
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Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections F and G of Appendix D for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born or or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or
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older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
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(5)    a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the
Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions imposed by your selling firm, our current established administrative procedures, and applicable state law). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
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If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; and (5) you do not have the ability to cancel the rider following your fifth contract anniversary.
By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the GWB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Guaranteed Minimum Accumulation Benefit
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
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The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected.
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity
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Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the
GMAB rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB.”
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or applicable
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optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee may be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit — Earnings Preservation Benefit, unless you select the EDB Max I or Enhanced Death Benefit II riders. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the EDB Max I rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider.
The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death
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benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Enhanced Death Benefit and Decedent Contracts
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.
(See Appendix E for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.
If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3);however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide:“The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date.”
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the
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highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix E for examples of the Annual Step-Up death benefit rider.)
Optional Death Benefit — EDB Max I
In states where approved, you may select the EDB Max I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Max I rider. If you select the EDB Max I rider, you may not select the Additional Death Benefit — Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
Description of EDB Max I. If you select the EDB Max I, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate a Death Benefit Base under the EDB Max I rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday,the annual increase rate is the greater of:
(a)    6%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution
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Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Description of EDB Max I – Death Benefit Base”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max I” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.
After the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or
(b)    (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase
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Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.
(See Appendix E for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the
Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
(2)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic
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Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
Investment Allocation Restrictions. For a detailed description of the EDB Max I investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I.”
If you elect the EDB Max I, you may not participate in the Dollar Cost Averaging (DCA) program.
If you elect the EDB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I,” and you will not be able to allocate Purchase Payments or Account Value to the Fixed Account or to an ultra-short term bond portfolio.
Restrictions on Investment Allocations If the EDB Max I Rider Terminates. If the EDB Max I rider terminates (see “Terminating the EDB Max I Rider”), or if you elected both the GMIB Max I rider and the EDB Max I rider and both riders terminate, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both the GMIB Max I rider and the EDB Max I rider, and only the GMIB Max I rider has terminated, the investment allocation restrictions described above under “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I” will continue to apply.
Potential Restrictions on Subsequent Purchase Payments for EDB Max I. In the future, we may choose not to permit Owners of existing contracts with the EDB Max I rider to make subsequent Purchase Payments if: (a) the EDB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max I rider offered to new customers (for example, if we change the EDB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the EDB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I and EDB Max I.”
Current Restrictions on Subsequent Purchase Payments for EDB Max I
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange on September 23, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011 and on or before October 7, 2011, and you elected the EDB Max I rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.
If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the “Purchase — Termination for Low Account Value” section
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of the prospectus; or (b) the rider charge is greater than your Account Value.
Terminating the EDB Max I Rider. The rider will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value(a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the EDB Max I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
The EDB Max I Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB Max I rider, if you annuitize at the latest date permitted,you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix E for examples of the Enhanced Death Benefit.)
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max I
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the EDB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6%
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of the Annual Increase Amount at the beginning of the Contract Year with the EDB Max I. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB Max I, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max I rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
Optional Death Benefit — Enhanced Death Benefit II
In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death Benefit — Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the “Guaranteed Minimum Death Benefit” or GMDB.
Description of EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the Death Benefit Base.
The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.
The Death Benefit Base is the greater of (a) or (b) below:
(a)    Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate(as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Rate. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday,the annual increase rate is the greater of:
(a)    5%; or
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(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Description of EDB II – Death Benefit Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.
After the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or
(b)    (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This
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reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner’s 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner’s 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.
(See Appendix E for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and
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(2)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.
Investment Allocation Restrictions. For a detailed description of the EDB II investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”
If you elect the EDB II, you may not participate in the Dollar Cost Averaging (DCA) program.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the EDB II rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase Payments — GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”
Terminating the EDB II Rider. The rider will terminate upon the earliest of:
a)    The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);
b)    The date there are insufficient funds to deduct the rider charge from your Account Value;
c)    The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);
d)    A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
e)    The date you assign your contract (a pro rata portion of the rider charge will be assessed);
f)    The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
g)    Termination of the contract to which this rider is attached.
Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.
The EDB II Rider and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize
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at the latest date permitted,you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions; or
(2)    Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.
If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.
(See Appendix E for examples of the Enhanced Death Benefit.)
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II
For IRAs and other contracts subject to Section 401(a)(9)of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the
Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
Description of Enhanced Death Benefit I
In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.
EDB I is identical to EDB II, with the following exceptions:
(1)    The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under “Annual Increase Rate” above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.
(2)    The rider charges for the EDB I rider are different. See “Expenses — Death Benefit Rider Charges.”
(3)    The Additional Death Benefit — Earnings Preservation Benefit could be elected with the EDB I rider.
Current Restrictions on Subsequent Purchase Payments. Subsequent Purchase Payments under the EDB I rider are restricted as described in “Purchase — Restrictions on Subsequent Purchase
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Payments — GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”
For contracts issued based on applications and necessary information received in Good Order at our Annuity Service Center on or before May 1, 2009, we offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II”); and (c) different rider charges apply (see “Expenses — Death Benefit Rider Charges”).
Optional Death Benefit — Compounded-Plus
In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider,the death benefit will be the greater of:
(1)    the Account Value; or
(2)    the greater of (a) or (b) below:
(a)    Highest Anniversary Value:On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
(b)    Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:
(i)	is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and
(ii)	is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:
(a)    for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and
(b)    for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).
(See Appendix E for examples of the Compounded-Plus death benefit rider.)
Additional Death Benefit — Earnings Preservation Benefit
You may select the Additional Death Benefit — Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). If you select the Earnings Preservation Benefit, you may not select the EDB Max I or Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1,
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2011, and with the Enhanced Death Benefit I rider.) The Earnings Preservation Benefit is not available in Washington.
Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below)times the result of (a) - (b), where:
(a)	is the death benefit under your contract; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.
On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the “benefit percentage” (determined in accordance with the table below)times the result of (a) - (b), where:
(a)	is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal; and
(b)	is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.

Issue Age	Benefit Percentage
Ages 69 or younger	40%
Ages 70-79	25%
Ages 80 and above	0%
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above “total Purchase Payments not withdrawn” will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
Please check with your financial representative regarding the availability of the following in your state.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within five years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any
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optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Max I and EDB Max I riders, the Annual Increase Amount for the GMIB Max I rider is also reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular
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circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such
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modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the
Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial
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exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
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If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax
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rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
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In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
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Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving
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spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
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Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible
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contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income.
Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The
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remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc.
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(“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
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Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 2.8% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
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Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social
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Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the
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services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
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Legal Proceedings
In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed
Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.121857	10.400935	1,548.1927
01/01/2013 to 12/31/2013	10.400935	11.291764	0.0000
01/01/2014 to 12/31/2014	11.291764	11.839979	1,429.4905
01/01/2015 to 12/31/2015	11.839979	11.631956	1,370.8222
01/01/2016 to 12/31/2016	11.631956	11.770379	1,306.3733
01/01/2017 to 12/31/2017	11.770379	13.063590	1,247.3157
01/01/2018 to 12/31/2018	13.063590	11.869204	1,193.7272
01/01/2019 to 12/31/2019	11.869204	13.689044	1,132.3701
01/01/2020 to 12/31/2020	13.689044	14.183992	7,916.4926
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.640495	9.216708	242,539.5938
01/01/2012 to 12/31/2012	9.216708	10.219389	231,802.9569
01/01/2013 to 12/31/2013	10.219389	11.831991	225,540.8624
01/01/2014 to 12/31/2014	11.831991	12.256288	196,388.9228
01/01/2015 to 12/31/2015	12.256288	11.887126	169,929.0699
01/01/2016 to 12/31/2016	11.887126	12.517861	154,536.5917
01/01/2017 to 12/31/2017	12.517861	14.289211	151,739.3128
01/01/2018 to 12/31/2018	14.289211	13.353748	146,311.9425
01/01/2019 to 12/31/2019	13.353748	15.590572	137,136.5378
01/01/2020 to 12/31/2020	15.590572	17.598454	65,186.3828

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.169761	8.533261	14,869.0079
01/01/2012 to 12/31/2012	8.533261	9.680757	14,440.3072
01/01/2013 to 12/31/2013	9.680757	11.830213	15,187.3469
01/01/2014 to 12/31/2014	11.830213	12.293563	12,461.6569
01/01/2015 to 12/31/2015	12.293563	11.917243	13,944.7055
01/01/2016 to 12/31/2016	11.917243	12.683313	13,290.2110
01/01/2017 to 12/31/2017	12.683313	15.034336	19,341.5149
01/01/2018 to 12/31/2018	15.034336	13.836058	14,963.0588
01/01/2019 to 12/31/2019	13.836058	16.709110	14,509.6098
01/01/2020 to 12/31/2020	16.709110	19.082307	46,021.2400
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	8.972087	8.360826	6,566.0414
01/01/2012 to 12/31/2012	8.360826	9.587508	3,140.4952
01/01/2013 to 12/31/2013	9.587508	12.154289	3,069.6801
01/01/2014 to 12/31/2014	12.154289	12.843545	3,030.1029
01/01/2015 to 12/31/2015	12.843545	13.359592	2,564.6647
01/01/2016 to 12/31/2016	13.359592	14.236733	2,080.5611
01/01/2017 to 12/31/2017	14.236733	17.787395	2,044.7297
01/01/2018 to 12/31/2018	17.787395	17.285239	2,014.4236
01/01/2019 to 12/31/2019	17.285239	22.006012	1,982.2798
01/01/2020 to 12/31/2020	22.006012	32.592134	1,855.2044
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.879721	9.669208	15,854.8228
01/01/2012 to 12/31/2012	9.669208	10.467085	25,239.7672
01/01/2013 to 12/31/2013	10.467085	11.606356	17,755.6801
01/01/2014 to 12/31/2014	11.606356	12.027714	15,269.0923
01/01/2015 to 12/31/2015	12.027714	11.663038	5,979.1606
01/01/2016 to 12/31/2016	11.663038	12.191115	5,630.8765
01/01/2017 to 12/31/2017	12.191115	13.452726	5,422.3931
01/01/2018 to 12/31/2018	13.452726	12.689837	5,309.1668
01/01/2019 to 12/31/2019	12.689837	14.397759	10,952.8951
01/01/2020 to 12/31/2020	14.397759	15.889387	11,557.5673
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.044292	11.375102	2,298.2240
01/01/2013 to 12/31/2013	11.375102	10.734070	889.9983
01/01/2014 to 12/31/2014	10.734070	10.903887	11,927.5333
01/01/2015 to 12/31/2015	10.903887	9.630929	11,859.9970
01/01/2016 to 12/31/2016	9.630929	10.250260	2,210.1815
01/01/2017 to 12/31/2017	10.250260	10.994352	2,118.2072
01/01/2018 to 12/31/2018	10.994352	10.055863	2,009.0594
01/01/2019 to 12/31/2019	10.055863	11.778700	1,889.6803
01/01/2020 to 12/31/2020	11.778700	11.852346	9,948.6015
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.879135	10.134234	2,591.3113
01/01/2013 to 12/31/2013	10.134234	10.919310	997.6448
01/01/2014 to 12/31/2014	10.919310	11.296665	7,415.0898
01/01/2015 to 12/31/2015	11.296665	11.022257	8,231.1337
01/01/2016 to 12/31/2016	11.022257	11.243368	7,811.1014
01/01/2017 to 12/31/2017	11.243368	12.444629	7,400.1460
01/01/2018 to 12/31/2018	12.444629	11.280806	6,960.8194
01/01/2019 to 12/31/2019	11.280806	13.291520	6,765.6098
01/01/2020 to 12/31/2020	13.291520	13.541613	13,839.1440

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.119699	18.114760	7,566.5788
01/01/2012 to 12/31/2012	18.114760	20.618766	6,419.0454
01/01/2013 to 12/31/2013	20.618766	22.019652	6,123.1800
01/01/2014 to 12/31/2014	22.019652	22.216984	1,744.8216
01/01/2015 to 12/31/2015	22.216984	20.822624	1,740.5905
01/01/2016 to 12/31/2016	20.822624	23.182111	1,290.1127
01/01/2017 to 12/31/2017	23.182111	24.402347	1,288.3071
01/01/2018 to 12/31/2018	24.402347	23.147663	1,480.9348
01/01/2019 to 12/31/2019	23.147663	25.968418	1,223.0529
01/01/2020 to 12/31/2020	25.968418	27.267567	68.4751
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.943974	10.072799	77,111.1589
01/01/2012 to 12/31/2012	10.072799	11.484718	43,637.9382
01/01/2013 to 12/31/2013	11.484718	14.528204	42,033.6222
01/01/2014 to 12/31/2014	14.528204	14.912856	41,542.7620
01/01/2015 to 12/31/2015	14.912856	14.273905	40,190.9515
01/01/2016 to 12/31/2016	14.273905	15.194186	39,678.3983
01/01/2017 to 12/31/2017	15.194186	18.246373	35,368.2877
01/01/2018 to 12/31/2018	18.246373	16.026484	30,629.6135
01/01/2019 to 12/31/2019	16.026484	19.956342	25,918.6348
01/01/2020 to 12/31/2020	19.956342	23.178044	20,983.8569
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.905838	10.299552	1,572.5347
01/01/2013 to 12/31/2013	10.299552	11.505203	0.0000
01/01/2014 to 12/31/2014	11.505203	12.322269	1,400.3798
01/01/2015 to 12/31/2015	12.322269	11.544052	1,342.9063
01/01/2016 to 12/31/2016	11.544052	12.219194	3,300.3412
01/01/2017 to 12/31/2017	12.219194	14.124468	9,674.5463
01/01/2018 to 12/31/2018	14.124468	12.778940	7,112.1109
01/01/2019 to 12/31/2019	12.778940	15.423677	6,704.8761
01/01/2020 to 12/31/2020	15.423677	16.950857	11,616.6655
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.501419	14.670583	12,351.0620
01/01/2012 to 12/31/2012	14.670583	16.905385	8,776.0831
01/01/2013 to 12/31/2013	16.905385	21.870920	8,115.0981
01/01/2014 to 12/31/2014	21.870920	21.729346	7,045.3031
01/01/2015 to 12/31/2015	21.729346	20.076622	6,231.8115
01/01/2016 to 12/31/2016	20.076622	25.739813	5,821.2946
01/01/2017 to 12/31/2017	25.739813	28.085305	5,594.5334
01/01/2018 to 12/31/2018	28.085305	23.250652	5,830.7947
01/01/2019 to 12/31/2019	23.250652	29.246139	4,503.2133
01/01/2020 to 12/31/2020	29.246139	28.401460	3,938.4560

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.026940	9.550631	9,840.7660
01/01/2012 to 12/31/2012	9.550631	11.090288	5,352.6002
01/01/2013 to 12/31/2013	11.090288	10.293074	5,362.4362
01/01/2014 to 12/31/2014	10.293074	9.398302	5,379.2584
01/01/2015 to 12/31/2015	9.398302	7.911856	5,082.8298
01/01/2016 to 12/31/2016	7.911856	8.617013	3,932.7389
01/01/2017 to 12/31/2017	8.617013	10.802043	3,885.2209
01/01/2018 to 12/31/2018	10.802043	9.053541	3,922.8815
01/01/2019 to 12/31/2019	9.053541	10.678191	3,895.6190
01/01/2020 to 12/31/2020	10.678191	13.276639	3,849.2365
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.157217	10.121066	0.0000
01/01/2012 to 12/31/2012	10.121066	10.609417	0.0000
01/01/2013 to 12/31/2013	10.609417	10.760554	10,331.8202
01/01/2014 to 12/31/2014	10.760554	10.587991	1,682.0072
01/01/2015 to 12/31/2015	10.587991	10.255700	1,682.0072
01/01/2016 to 12/31/2016	10.255700	10.946030	0.0000
01/01/2017 to 12/31/2017	10.946030	11.085687	0.0000
01/01/2018 to 12/31/2018	11.085687	10.860432	4,977.3178
01/01/2019 to 12/31/2019	10.860432	11.353749	4,977.3178
01/01/2020 to 12/31/2020	11.353749	11.318003	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.986782	9.704401	0.0000
01/01/2012 to 12/31/2012	9.704401	9.894668	0.0000
01/01/2013 to 12/31/2013	9.894668	9.777034	1,615.3655
01/01/2014 to 12/31/2014	9.777034	9.650967	1,615.3655
01/01/2015 to 12/31/2015	9.650967	9.368123	1,615.3655
01/01/2016 to 12/31/2016	9.368123	9.437269	0.0000
01/01/2017 to 12/31/2017	9.437269	9.341428	0.0000
01/01/2018 to 12/31/2018	9.341428	9.163114	0.0000
01/01/2019 to 12/31/2019	9.163114	9.365231	0.0000
01/01/2020 to 12/31/2020	9.365231	9.341350	0.0000
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.008898	11.691777	0.0000
01/01/2012 to 12/31/2012	11.691777	13.050339	0.0000
01/01/2013 to 12/31/2013	13.050339	12.879466	0.0000
01/01/2014 to 12/31/2014	12.879466	12.723784	0.0000
01/01/2015 to 12/31/2015	12.723784	11.911193	0.0000
01/01/2016 to 12/31/2016	11.911193	11.736301	0.0000
01/01/2017 to 12/31/2017	11.736301	11.480472	0.0000
01/01/2018 to 12/31/2018	11.480472	11.324840	0.0000
01/01/2019 to 12/31/2019	11.324840	11.190961	0.0000
01/01/2020 to 12/31/2020	11.190961	10.284623	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.385602	12.344828	7,400.2932
01/01/2012 to 12/31/2012	12.344828	15.190239	6,485.5892
01/01/2013 to 12/31/2013	15.190239	15.363471	4,305.7953
01/01/2014 to 12/31/2014	15.363471	16.997689	6,438.5737
01/01/2015 to 12/31/2015	16.997689	16.370152	6,285.7850
01/01/2016 to 12/31/2016	16.370152	16.129784	3,237.2068
01/01/2017 to 12/31/2017	16.129784	17.449267	3,197.8762
01/01/2018 to 12/31/2018	17.449267	15.568262	2,994.7207
01/01/2019 to 12/31/2019	15.568262	18.979586	2,800.1567
01/01/2020 to 12/31/2020	18.979586	17.607347	2,994.1815
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.548090	15.535040	16,811.5915
01/01/2012 to 12/31/2012	15.535040	19.610850	16,917.4820
01/01/2013 to 12/31/2013	19.610850	24.996047	15,551.7565
01/01/2014 to 12/31/2014	24.996047	23.001731	15,617.7281
01/01/2015 to 12/31/2015	23.001731	21.451370	14,702.9425
01/01/2016 to 12/31/2016	21.451370	22.666632	13,884.7530
01/01/2017 to 12/31/2017	22.666632	28.879195	13,175.1810
01/01/2018 to 12/31/2018	28.879195	21.442954	12,236.5291
01/01/2019 to 12/31/2019	21.442954	26.080399	10,112.9683
01/01/2020 to 12/31/2020	26.080399	26.776745	9,724.0538
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010556	1.041168	34,741.1910
01/01/2013 to 12/31/2013	1.041168	1.035913	19,362.9667
01/01/2014 to 12/31/2014	1.035913	1.068321	30,378.1635
01/01/2015 to 12/31/2015	1.068321	0.999624	29,762.3595
01/01/2016 to 12/31/2016	0.999624	1.090812	29,079.5198
01/01/2017 to 12/31/2017	1.090812	1.172108	27,937.7130
01/01/2018 to 12/31/2018	1.172108	1.071067	26,342.7232
01/01/2019 to 12/31/2019	1.071067	1.206050	24,638.0876
01/01/2020 to 12/31/2020	1.206050	1.297371	23,062.1769
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.756231	9.388730	0.0000
01/01/2012 to 12/31/2012	9.388730	10.859863	4,190.3153
01/01/2013 to 12/31/2013	10.859863	14.361659	4,355.1787
01/01/2014 to 12/31/2014	14.361659	15.334411	4,320.0316
01/01/2015 to 12/31/2015	15.334411	14.083829	4,267.3019
01/01/2016 to 12/31/2016	14.083829	16.136368	4,213.1377
01/01/2017 to 12/31/2017	16.136368	18.603242	4,190.3153
01/01/2018 to 12/31/2018	18.603242	15.960239	4,102.1798
01/01/2019 to 12/31/2019	15.960239	19.480102	4,102.1798
01/01/2020 to 12/31/2020	19.480102	18.930062	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.785713	14.286804	11,945.8272
01/01/2012 to 12/31/2012	14.286804	16.497138	10,810.5149
01/01/2013 to 12/31/2013	16.497138	22.588233	10,495.4186
01/01/2014 to 12/31/2014	22.588233	23.808981	6,538.1807
01/01/2015 to 12/31/2015	23.808981	22.858296	7,327.1144
01/01/2016 to 12/31/2016	22.858296	24.880487	6,987.5030
01/01/2017 to 12/31/2017	24.880487	30.461199	6,517.2272
01/01/2018 to 12/31/2018	30.461199	27.057858	6,509.2166
01/01/2019 to 12/31/2019	27.057858	32.880566	5,244.2680
01/01/2020 to 12/31/2020	32.880566	50.345365	4,467.7514
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.710416	10.123168	0.0000
01/01/2014 to 12/31/2014	10.123168	10.391559	0.0000
01/01/2015 to 12/31/2015	10.391559	10.199220	0.0000
01/01/2016 to 12/31/2016	10.199220	10.184491	0.0000
01/01/2017 to 12/31/2017	10.184491	10.278051	0.0000
01/01/2018 to 12/31/2018	10.278051	10.040200	5,619.4741
01/01/2019 to 12/31/2019	10.040200	10.612642	5,619.4741
01/01/2020 to 12/31/2020	10.612642	11.183616	0.0000
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.094871	10.431885	149,096.3015
01/01/2012 to 12/31/2012	10.431885	10.689200	34,593.0734
01/01/2013 to 04/26/2013	10.689200	10.660590	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012610	1.043201	8,850.5486
01/01/2013 to 12/31/2013	1.043201	1.130926	0.0000
01/01/2014 to 12/31/2014	1.130926	1.181718	12,246.4286
01/01/2015 to 12/31/2015	1.181718	1.164592	11,743.8221
01/01/2016 to 12/31/2016	1.164592	1.170567	11,191.6852
01/01/2017 to 12/31/2017	1.170567	1.333927	10,685.7413
01/01/2018 to 12/31/2018	1.333927	1.209130	10,226.6515
01/01/2019 to 12/31/2019	1.209130	1.380799	9,701.0144
01/01/2020 to 12/31/2020	1.380799	1.513536	9,265.2580
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996720	1.033607	0.0000
01/01/2015 to 12/31/2015	1.033607	0.999668	0.0000
01/01/2016 to 12/31/2016	0.999668	0.995930	0.0000
01/01/2017 to 12/31/2017	0.995930	1.123545	0.0000
01/01/2018 to 04/30/2018	1.123545	1.092297	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.476134	12.006227	9,656.7305
01/01/2012 to 12/31/2012	12.006227	13.711396	6,099.1940
01/01/2013 to 12/31/2013	13.711396	15.686986	6,075.4347
01/01/2014 to 12/31/2014	15.686986	15.853887	6,053.4096
01/01/2015 to 12/31/2015	15.853887	15.675751	7,050.3267
01/01/2016 to 12/31/2016	15.675751	16.043144	6,991.1748
01/01/2017 to 12/31/2017	16.043144	19.271302	7,012.7154
01/01/2018 to 12/31/2018	19.271302	17.807108	6,435.3844
01/01/2019 to 12/31/2019	17.807108	22.181192	6,353.3728
01/01/2020 to 12/31/2020	22.181192	24.868519	4,501.2753

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.024312	7.084313	7,435.3455
01/01/2012 to 12/31/2012	7.084313	8.199476	12,152.8655
01/01/2013 to 12/31/2013	8.199476	11.661457	11,141.3299
01/01/2014 to 12/31/2014	11.661457	13.542662	20,344.2256
01/01/2015 to 12/31/2015	13.542662	12.694091	20,296.1523
01/01/2016 to 12/31/2016	12.694091	12.731606	20,282.3460
01/01/2017 to 12/31/2017	12.731606	14.726182	20,082.0792
01/01/2018 to 12/31/2018	14.726182	13.367040	10,219.8930
01/01/2019 to 12/31/2019	13.367040	16.133910	7,090.2872
01/01/2020 to 12/31/2020	16.133910	20.837200	6,986.7755
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	118.271990	106.813243	361.3936
01/01/2012 to 12/31/2012	106.813243	127.808886	700.6535
01/01/2013 to 12/31/2013	127.808886	160.777698	699.0220
01/01/2014 to 04/25/2014	160.777698	166.918757	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.356733	6.738276	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.747456	11.166192	0.0000
01/01/2014 to 12/31/2014	11.166192	11.916933	0.0000
01/01/2015 to 12/31/2015	11.916933	11.499068	0.0000
01/01/2016 to 12/31/2016	11.499068	11.721885	0.0000
01/01/2017 to 12/31/2017	11.721885	13.230220	0.0000
01/01/2018 to 12/31/2018	13.230220	11.992780	0.0000
01/01/2019 to 12/31/2019	11.992780	14.257544	0.0000
01/01/2020 to 12/31/2020	14.257544	14.838770	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.487514	11.763150	14,160.3777
01/01/2012 to 12/31/2012	11.763150	13.408086	13,890.1396
01/01/2013 to 12/31/2013	13.408086	15.618840	14,692.8771
01/01/2014 to 12/31/2014	15.618840	14.195762	12,186.2972
01/01/2015 to 12/31/2015	14.195762	13.620028	12,734.9444
01/01/2016 to 12/31/2016	13.620028	13.187219	12,845.8662
01/01/2017 to 12/31/2017	13.187219	16.508757	11,841.5368
01/01/2018 to 12/31/2018	16.508757	13.866447	11,362.5650
01/01/2019 to 12/31/2019	13.866447	17.379453	10,069.6681
01/01/2020 to 12/31/2020	17.379453	19.184285	8,645.0011
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999678	1.028818	0.0000
01/01/2015 to 12/31/2015	1.028818	0.949877	0.0000
01/01/2016 to 12/31/2016	0.949877	1.031023	0.0000
01/01/2017 to 12/31/2017	1.031023	1.134023	0.0000
01/01/2018 to 12/31/2018	1.134023	1.023451	0.0000
01/01/2019 to 12/31/2019	1.023451	1.219556	0.0000
01/01/2020 to 12/31/2020	1.219556	1.332290	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.807593	13.904808	30,664.4321
01/01/2012 to 12/31/2012	13.904808	14.820325	29,837.5703
01/01/2013 to 12/31/2013	14.820325	13.133356	30,487.9215
01/01/2014 to 12/31/2014	13.133356	13.199453	25,877.5950
01/01/2015 to 12/31/2015	13.199453	12.491855	25,417.4648
01/01/2016 to 12/31/2016	12.491855	12.809851	22,895.4634
01/01/2017 to 12/31/2017	12.809851	12.947058	23,130.3238
01/01/2018 to 12/31/2018	12.947058	12.340076	23,209.7429
01/01/2019 to 12/31/2019	12.340076	13.050358	21,505.4333
01/01/2020 to 12/31/2020	13.050358	14.217735	17,868.3690
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.229285	15.348044	23,839.2582
01/01/2012 to 12/31/2012	15.348044	16.379459	26,241.4955
01/01/2013 to 12/31/2013	16.379459	15.692563	17,479.7771
01/01/2014 to 12/31/2014	15.692563	15.970629	15,042.3381
01/01/2015 to 12/31/2015	15.970629	15.600463	14,392.9937
01/01/2016 to 12/31/2016	15.600463	15.635815	22,278.1164
01/01/2017 to 12/31/2017	15.635815	15.961062	22,367.1831
01/01/2018 to 12/31/2018	15.961062	15.552506	22,624.1796
01/01/2019 to 12/31/2019	15.552506	16.476768	22,274.5306
01/01/2020 to 12/31/2020	16.476768	17.463182	18,897.9343
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.213446	10.681821	0.0000
01/01/2014 to 12/31/2014	10.681821	11.335310	0.0000
01/01/2015 to 12/31/2015	11.335310	10.933459	0.0000
01/01/2016 to 12/31/2016	10.933459	11.167146	0.0000
01/01/2017 to 12/31/2017	11.167146	12.705350	0.0000
01/01/2018 to 04/30/2018	12.705350	12.114008	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010588	1.061196	15,207.5419
01/01/2013 to 12/31/2013	1.061196	1.141356	0.0000
01/01/2014 to 12/31/2014	1.141356	1.201128	14,216.8789
01/01/2015 to 12/31/2015	1.201128	1.162915	13,633.3972
01/01/2016 to 12/31/2016	1.162915	1.200121	12,992.4312
01/01/2017 to 12/31/2017	1.200121	1.339923	12,405.0800
01/01/2018 to 12/31/2018	1.339923	1.185302	11,872.1187
01/01/2019 to 12/31/2019	1.185302	1.406608	11,261.9021
01/01/2020 to 12/31/2020	1.406608	1.402805	10,756.0332
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.113810	10.971413	21,983.0194
01/01/2012 to 12/31/2012	10.971413	12.091743	27,112.2233
01/01/2013 to 12/31/2013	12.091743	13.338259	9,851.8714
01/01/2014 to 12/31/2014	13.338259	13.785658	3,042.7821
01/01/2015 to 12/31/2015	13.785658	13.201081	4,805.3375
01/01/2016 to 12/31/2016	13.201081	13.640331	4,521.7185
01/01/2017 to 12/31/2017	13.640331	15.437664	4,262.2650
01/01/2018 to 12/31/2018	15.437664	14.094082	3,995.8074
01/01/2019 to 12/31/2019	14.094082	16.466328	3,939.3914
01/01/2020 to 12/31/2020	16.466328	17.663407	3,884.6031

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.712453	10.241345	12,253.4641
01/01/2012 to 12/31/2012	10.241345	11.505890	11,941.2756
01/01/2013 to 12/31/2013	11.505890	13.269809	26,397.0047
01/01/2014 to 12/31/2014	13.269809	13.658796	21,289.1845
01/01/2015 to 12/31/2015	13.658796	13.033183	20,734.0320
01/01/2016 to 12/31/2016	13.033183	13.606305	5,467.6969
01/01/2017 to 12/31/2017	13.606305	15.901136	5,397.4003
01/01/2018 to 12/31/2018	15.901136	14.171301	3,840.4706
01/01/2019 to 12/31/2019	14.171301	16.948853	1,694.1897
01/01/2020 to 12/31/2020	16.948853	18.333579	1,592.4619
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.577057	42.735067	11,931.8646
01/01/2012 to 12/31/2012	42.735067	49.241309	10,506.9202
01/01/2013 to 12/31/2013	49.241309	64.343522	9,951.6326
01/01/2014 to 12/31/2014	64.343522	71.195845	8,709.9421
01/01/2015 to 12/31/2015	71.195845	67.048301	8,257.0550
01/01/2016 to 12/31/2016	67.048301	75.933032	6,301.1527
01/01/2017 to 12/31/2017	75.933032	86.746051	5,912.3400
01/01/2018 to 12/31/2018	86.746051	76.960525	5,476.9005
01/01/2019 to 12/31/2019	76.960525	95.106607	4,582.2288
01/01/2020 to 12/31/2020	95.106607	95.556980	4,845.4219
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.743821	9.361116	5,508.9333
01/01/2012 to 12/31/2012	9.361116	10.393556	10,950.3677
01/01/2013 to 12/31/2013	10.393556	13.865864	11,373.6121
01/01/2014 to 12/31/2014	13.865864	15.273996	9,163.9595
01/01/2015 to 12/31/2015	15.273996	15.914878	12,250.5232
01/01/2016 to 12/31/2016	15.914878	16.511489	7,970.7766
01/01/2017 to 12/31/2017	16.511489	20.120069	7,812.1454
01/01/2018 to 12/31/2018	20.120069	19.219497	7,057.7125
01/01/2019 to 12/31/2019	19.219497	24.605620	6,980.6700
01/01/2020 to 12/31/2020	24.605620	29.780581	5,294.3616
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	22.571038	21.232402	2,551.2564
01/01/2012 to 12/31/2012	21.232402	23.784507	3,535.4212
01/01/2013 to 12/31/2013	23.784507	30.272867	2,207.8104
01/01/2014 to 12/31/2014	30.272867	32.421232	2,179.4728
01/01/2015 to 12/31/2015	32.421232	28.823792	2,141.2366
01/01/2016 to 12/31/2016	28.823792	32.519419	2,100.4282
01/01/2017 to 12/31/2017	32.519419	34.776127	2,075.7818
01/01/2018 to 12/31/2018	34.776127	30.517396	2,063.8631
01/01/2019 to 12/31/2019	30.517396	38.448759	2,050.0939
01/01/2020 to 12/31/2020	38.448759	40.422084	2,037.6259

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.569231	13.335804	6,654.1130
01/01/2012 to 12/31/2012	13.335804	15.384296	6,029.8551
01/01/2013 to 12/31/2013	15.384296	19.933545	7,146.6241
01/01/2014 to 12/31/2014	19.933545	22.046327	6,160.0312
01/01/2015 to 12/31/2015	22.046327	19.570475	6,036.4272
01/01/2016 to 12/31/2016	19.570475	21.636076	2,923.3129
01/01/2017 to 12/31/2017	21.636076	23.415484	2,811.9596
01/01/2018 to 12/31/2018	23.415484	19.828985	2,629.5487
01/01/2019 to 12/31/2019	19.828985	26.250568	1,873.3691
01/01/2020 to 12/31/2020	26.250568	26.335224	1,924.3667
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.669918	10.766039	5,543.6992
01/01/2013 to 12/31/2013	10.766039	10.040691	5,499.8745
01/01/2014 to 12/31/2014	10.040691	10.548620	5,455.4325
01/01/2015 to 12/31/2015	10.548620	10.347924	5,410.7525
01/01/2016 to 12/31/2016	10.347924	10.240734	5,359.8649
01/01/2017 to 12/31/2017	10.240734	10.263609	5,166.6448
01/01/2018 to 12/31/2018	10.263609	10.017421	4,832.5599
01/01/2019 to 12/31/2019	10.017421	10.517999	4,484.5740
01/01/2020 to 12/31/2020	10.517999	11.061747	4,149.8611
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.729641	9.518787	0.0000
01/01/2014 to 12/31/2014	9.518787	8.986811	0.0000
01/01/2015 to 12/31/2015	8.986811	8.587548	0.0000
01/01/2016 to 12/31/2016	8.587548	8.811773	0.0000
01/01/2017 to 12/31/2017	8.811773	11.611000	0.0000
01/01/2018 to 12/31/2018	11.611000	9.390212	0.0000
01/01/2019 to 12/31/2019	9.390212	12.144525	0.0000
01/01/2020 to 12/31/2020	12.144525	14.976654	0.0000
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.745788	7.322563	0.0000
01/01/2012 to 12/31/2012	7.322563	8.399056	0.0000
01/01/2013 to 04/26/2013	8.399056	8.684727	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.835627	9.607790	17,875.8712
01/01/2012 to 12/31/2012	9.607790	9.383419	4,431.5391
01/01/2013 to 12/31/2013	9.383419	9.165467	30,804.7418
01/01/2014 to 12/31/2014	9.165467	8.952578	5,792.8822
01/01/2015 to 12/31/2015	8.952578	8.744634	6,393.3534
01/01/2016 to 12/31/2016	8.744634	8.551099	4,061.3784
01/01/2017 to 12/31/2017	8.551099	8.406033	3,941.2180
01/01/2018 to 12/31/2018	8.406033	8.336896	15,972.6653
01/01/2019 to 12/31/2019	8.336896	8.296202	6,954.3404
01/01/2020 to 12/31/2020	8.296202	8.118555	6,881.5853

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	12.863632	13.034404	0.0000
01/01/2015 to 12/31/2015	13.034404	12.657094	0.0000
01/01/2016 to 12/31/2016	12.657094	12.923191	0.0000
01/01/2017 to 12/31/2017	12.923191	13.499003	0.0000
01/01/2018 to 12/31/2018	13.499003	12.839509	0.0000
01/01/2019 to 12/31/2019	12.839509	14.013212	11,000.8087
01/01/2020 to 12/31/2020	14.013212	14.989482	12,596.2374
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.399928	11.333436	167,347.5725
01/01/2012 to 12/31/2012	11.333436	12.276660	128,136.7773
01/01/2013 to 12/31/2013	12.276660	13.080317	89,691.1918
01/01/2014 to 04/25/2014	13.080317	13.148514	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.460934	11.182227	132,960.2817
01/01/2012 to 12/31/2012	11.182227	12.274811	150,513.9072
01/01/2013 to 12/31/2013	12.274811	13.695384	143,752.5329
01/01/2014 to 04/25/2014	13.695384	13.714905	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.145974	13.427236	200,752.7953
01/01/2015 to 12/31/2015	13.427236	12.974568	154,907.3448
01/01/2016 to 12/31/2016	12.974568	13.444756	138,097.4596
01/01/2017 to 12/31/2017	13.444756	14.531065	126,453.0769
01/01/2018 to 12/31/2018	14.531065	13.567103	123,662.8331
01/01/2019 to 12/31/2019	13.567103	15.318798	109,110.3795
01/01/2020 to 12/31/2020	15.318798	16.613615	106,259.1973
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.251810	10.803852	455,970.2298
01/01/2012 to 12/31/2012	10.803852	12.021637	449,657.9931
01/01/2013 to 12/31/2013	12.021637	14.022735	417,988.7249
01/01/2014 to 04/25/2014	14.022735	14.000460	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.997756	14.405580	422,887.5470
01/01/2015 to 12/31/2015	14.405580	13.892559	360,817.3511
01/01/2016 to 12/31/2016	13.892559	14.534087	310,441.5363
01/01/2017 to 12/31/2017	14.534087	16.288991	296,117.0144
01/01/2018 to 12/31/2018	16.288991	14.934174	295,477.0897
01/01/2019 to 12/31/2019	14.934174	17.420716	277,731.9381
01/01/2020 to 12/31/2020	17.420716	19.371718	270,567.9455
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.143395	10.463444	358,142.1234
01/01/2012 to 12/31/2012	10.463444	11.825687	316,452.9649
01/01/2013 to 12/31/2013	11.825687	14.544522	311,143.3443
01/01/2014 to 04/25/2014	14.544522	14.442436	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.431502	9.050678	5,882.9679
01/01/2012 to 12/31/2012	9.050678	10.264683	5,829.1720
01/01/2013 to 04/26/2013	10.264683	11.017170	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.429432	14.935513	288,850.4466
01/01/2015 to 12/31/2015	14.935513	14.341121	263,767.0163
01/01/2016 to 12/31/2016	14.341121	15.148415	243,133.7972
01/01/2017 to 12/31/2017	15.148415	17.633080	220,307.5075
01/01/2018 to 12/31/2018	17.633080	15.824162	156,023.2047
01/01/2019 to 12/31/2019	15.824162	19.124226	130,299.8366
01/01/2020 to 12/31/2020	19.124226	21.778696	116,349.5225
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.896227	13.414930	7,886.2468
01/01/2012 to 12/31/2012	13.414930	14.619130	7,748.1251
01/01/2013 to 12/31/2013	14.619130	19.493152	7,209.3136
01/01/2014 to 12/31/2014	19.493152	19.359054	6,957.0896
01/01/2015 to 12/31/2015	19.359054	17.081732	6,146.1681
01/01/2016 to 12/31/2016	17.081732	20.464549	5,024.4803
01/01/2017 to 12/31/2017	20.464549	22.497329	4,735.2860
01/01/2018 to 12/31/2018	22.497329	19.023668	4,408.9183
01/01/2019 to 12/31/2019	19.023668	22.937244	3,233.4509
01/01/2020 to 12/31/2020	22.937244	23.742880	2,934.5117
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.892261	13.818716	679.0649
01/01/2012 to 12/31/2012	13.818716	15.912579	0.0000
01/01/2013 to 12/31/2013	15.912579	19.833393	0.0000
01/01/2014 to 12/31/2014	19.833393	18.075726	0.0000
01/01/2015 to 12/31/2015	18.075726	18.671989	0.0000
01/01/2016 to 12/31/2016	18.671989	19.300983	0.0000
01/01/2017 to 12/31/2017	19.300983	24.594603	0.0000
01/01/2018 to 12/31/2018	24.594603	19.080802	0.0000
01/01/2019 to 12/31/2019	19.080802	22.930822	0.0000
01/01/2020 to 12/31/2020	22.930822	24.365696	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	42.147805	42.630604	0.0000
01/01/2017 to 12/31/2017	42.630604	49.476301	0.0000
01/01/2018 to 12/31/2018	49.476301	48.150103	0.0000
01/01/2019 to 12/31/2019	48.150103	61.444522	0.0000
01/01/2020 to 12/31/2020	61.444522	66.598028	646.2427
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.990177	14.858508	0.0000
01/01/2012 to 12/31/2012	14.858508	16.017563	0.0000
01/01/2013 to 12/31/2013	16.017563	20.763935	0.0000
01/01/2014 to 12/31/2014	20.763935	22.498790	4,706.7621
01/01/2015 to 12/31/2015	22.498790	21.921118	4,706.7621
01/01/2016 to 04/29/2016	21.921118	21.989203	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	11.959062	11.193630	43,175.1037
01/01/2012 to 12/31/2012	11.193630	12.320915	41,780.2360
01/01/2013 to 12/31/2013	12.320915	16.069983	40,801.0129
01/01/2014 to 12/31/2014	16.069983	17.336512	36,290.7875
01/01/2015 to 12/31/2015	17.336512	17.317669	33,889.3398
01/01/2016 to 12/31/2016	17.317669	18.125312	30,591.6191
01/01/2017 to 12/31/2017	18.125312	21.055465	29,608.7433
01/01/2018 to 12/31/2018	21.055465	20.512418	27,425.4551
01/01/2019 to 12/31/2019	20.512418	26.201436	22,807.9796
01/01/2020 to 12/31/2020	26.201436	28.426752	18,877.7835
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.789707	16.333892	5,312.0399
01/01/2014 to 12/31/2014	16.333892	17.689707	5,183.8254
01/01/2015 to 12/31/2015	17.689707	17.728792	4,733.8337
01/01/2016 to 12/31/2016	17.728792	18.210180	3,620.4212
01/01/2017 to 12/31/2017	18.210180	22.224142	3,498.1094
01/01/2018 to 12/31/2018	22.224142	20.424112	3,330.8294
01/01/2019 to 12/31/2019	20.424112	26.500982	2,614.3266
01/01/2020 to 12/31/2020	26.500982	34.007701	2,593.8226
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.608307	12.300451	5,442.8594
01/01/2012 to 12/31/2012	12.300451	12.736397	5,542.2012
01/01/2013 to 04/26/2013	12.736397	13.701708	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.448615	11.208041	12,737.7411
01/01/2012 to 12/31/2012	11.208041	12.649386	31,276.1456
01/01/2013 to 12/31/2013	12.649386	16.894212	31,277.4971
01/01/2014 to 12/31/2014	16.894212	17.944636	30,430.7542
01/01/2015 to 12/31/2015	17.944636	19.375220	28,337.5999
01/01/2016 to 12/31/2016	19.375220	18.900647	21,825.8816
01/01/2017 to 12/31/2017	18.900647	25.292357	19,688.0902
01/01/2018 to 12/31/2018	25.292357	24.729680	17,518.3517
01/01/2019 to 12/31/2019	24.729680	32.004690	14,742.7921
01/01/2020 to 12/31/2020	32.004690	48.883411	10,905.0186
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.687206	7.220677	7,581.4085
01/01/2012 to 12/31/2012	7.220677	7.945840	3,726.5411
01/01/2013 to 04/26/2013	7.945840	8.513370	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.817691	7.531055	25,147.6782
01/01/2012 to 04/27/2012	7.531055	8.446252	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	13.852313	14.498999	0.0000
01/01/2012 to 12/31/2012	14.498999	14.667869	0.0000
01/01/2013 to 12/31/2013	14.667869	13.958904	0.0000
01/01/2014 to 12/31/2014	13.958904	14.379136	1,775.7190
01/01/2015 to 12/31/2015	14.379136	14.037237	1,759.8753
01/01/2016 to 12/31/2016	14.037237	13.997294	0.0000
01/01/2017 to 12/31/2017	13.997294	14.074735	0.0000
01/01/2018 to 12/31/2018	14.074735	13.678546	0.0000
01/01/2019 to 12/31/2019	13.678546	14.475559	945.0219
01/01/2020 to 12/31/2020	14.475559	15.112472	809.9768
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.522231	14.822831	2,419.1166
01/01/2012 to 12/31/2012	14.822831	16.976483	1,920.8806
01/01/2013 to 12/31/2013	16.976483	22.013567	253.9620
01/01/2014 to 12/31/2014	22.013567	23.483116	252.5824
01/01/2015 to 12/31/2015	23.483116	22.323500	251.2040
01/01/2016 to 12/31/2016	22.323500	26.184184	249.6762
01/01/2017 to 12/31/2017	26.184184	29.568721	248.2483
01/01/2018 to 12/31/2018	29.568721	25.538291	246.8535
01/01/2019 to 12/31/2019	25.538291	31.316063	245.4327
01/01/2020 to 12/31/2020	31.316063	34.583893	242.4668
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.259256	9.606541	0.0000
01/01/2012 to 12/31/2012	9.606541	11.065492	0.0000
01/01/2013 to 12/31/2013	11.065492	13.125592	0.0000
01/01/2014 to 12/31/2014	13.125592	12.009045	0.0000
01/01/2015 to 12/31/2015	12.009045	11.576302	0.0000
01/01/2016 to 12/31/2016	11.576302	11.416956	0.0000
01/01/2017 to 12/31/2017	11.416956	13.889918	0.0000
01/01/2018 to 12/31/2018	13.889918	11.649517	0.0000
01/01/2019 to 12/31/2019	11.649517	13.834267	0.0000
01/01/2020 to 12/31/2020	13.834267	14.527814	0.0000
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.654299	14.629578	0.0000
01/01/2012 to 12/31/2012	14.629578	16.566404	1,580.9549
01/01/2013 to 12/31/2013	16.566404	22.350536	254.7067
01/01/2014 to 12/31/2014	22.350536	22.864016	253.3230
01/01/2015 to 12/31/2015	22.864016	21.319765	251.9408
01/01/2016 to 12/31/2016	21.319765	25.182355	4,446.8073
01/01/2017 to 12/31/2017	25.182355	28.116542	4,418.1117
01/01/2018 to 12/31/2018	28.116542	24.382467	4,391.0018
01/01/2019 to 12/31/2019	24.382467	29.818482	4,362.1959
01/01/2020 to 12/31/2020	29.818482	34.733194	4,321.8812

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.091236	11.011323	1,887.5793
01/01/2012 to 12/31/2012	11.011323	12.413552	1,855.0487
01/01/2013 to 12/31/2013	12.413552	15.968932	1,914.6330
01/01/2014 to 12/31/2014	15.968932	17.641215	7,875.6046
01/01/2015 to 12/31/2015	17.641215	17.388844	7,368.5453
01/01/2016 to 12/31/2016	17.388844	18.918356	461.1223
01/01/2017 to 12/31/2017	18.918356	22.404035	427.9170
01/01/2018 to 12/31/2018	22.404035	20.823621	2,039.4407
01/01/2019 to 12/31/2019	20.823621	26.604931	2,053.5216
01/01/2020 to 12/31/2020	26.604931	30.617587	379.4298
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.420689	19.064219	1,946.3791
01/01/2014 to 12/31/2014	19.064219	20.588240	1,941.5708
01/01/2015 to 12/31/2015	20.588240	20.036733	1,936.7671
01/01/2016 to 12/31/2016	20.036733	22.330102	1,931.4420
01/01/2017 to 12/31/2017	22.330102	25.648227	1,926.4654
01/01/2018 to 12/31/2018	25.648227	22.483673	1,921.6047
01/01/2019 to 12/31/2019	22.483673	28.516079	1,916.6526
01/01/2020 to 12/31/2020	28.516079	28.870413	1,906.3154
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.674061	8.426655	1,688.7295
01/01/2012 to 12/31/2012	8.426655	9.375259	1,688.7295
01/01/2013 to 04/26/2013	9.375259	10.238801	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.009705	18.624277	5,866.3856
01/01/2014 to 12/31/2014	18.624277	18.136985	4,690.9707
01/01/2015 to 12/31/2015	18.136985	17.783036	4,349.5382
01/01/2016 to 12/31/2016	17.783036	20.565171	3,884.2734
01/01/2017 to 12/31/2017	20.565171	23.200292	3,450.9930
01/01/2018 to 12/31/2018	23.200292	21.075469	3,137.1132
01/01/2019 to 12/31/2019	21.075469	26.639630	2,867.5383
01/01/2020 to 12/31/2020	26.639630	32.461671	2,533.1718
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.493324	13.410358	6,626.9149
01/01/2012 to 12/31/2012	13.410358	13.789528	6,592.9777
01/01/2013 to 04/26/2013	13.789528	14.906563	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.498270	8.152908	33,572.4516
01/01/2014 to 12/31/2014	8.152908	8.666404	18,221.8788
01/01/2015 to 12/31/2015	8.666404	9.355029	28,050.8082
01/01/2016 to 12/31/2016	9.355029	9.277723	25,726.0138
01/01/2017 to 12/31/2017	9.277723	12.096883	24,687.1365
01/01/2018 to 12/31/2018	12.096883	11.677966	24,003.9720
01/01/2019 to 12/31/2019	11.677966	14.896087	22,484.2787
01/01/2020 to 12/31/2020	14.896087	19.880473	22,731.5047
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.434519	5.663397	19,221.7505
01/01/2012 to 12/31/2012	5.663397	6.201472	19,315.9295
01/01/2013 to 04/26/2013	6.201472	6.465455	0.0000

APPENDIX A
Condensed Financial Information (continued)
2.35% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.430123	15.000805	0.0000
01/01/2012 to 12/31/2012	15.000805	15.028268	0.0000
01/01/2013 to 12/31/2013	15.028268	16.257933	0.0000
01/01/2014 to 12/31/2014	16.257933	12.890752	0.0000
01/01/2015 to 12/31/2015	12.890752	8.466348	0.0000
01/01/2016 to 12/31/2016	8.466348	11.886969	0.0000
01/01/2017 to 12/31/2017	11.886969	11.525626	0.0000
01/01/2018 to 12/31/2018	11.525626	8.008478	0.0000
01/01/2019 to 12/31/2019	8.008478	8.788568	0.0000
01/01/2020 to 12/31/2020	8.788568	10.401843	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	24.447676	25.198407	13,617.4312
01/01/2017 to 12/31/2017	25.198407	26.567365	12,703.7187
01/01/2018 to 12/31/2018	26.567365	24.902777	13,321.0126
01/01/2019 to 12/31/2019	24.902777	27.786878	12,069.2823
01/01/2020 to 12/31/2020	27.786878	28.934596	10,623.0774
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	21.794157	22.238455	20,773.2952
01/01/2012 to 12/31/2012	22.238455	24.531400	19,796.7996
01/01/2013 to 12/31/2013	24.531400	25.873580	20,409.0099
01/01/2014 to 12/31/2014	25.873580	26.493084	15,113.7335
01/01/2015 to 12/31/2015	26.493084	25.314991	14,395.2415
01/01/2016 to 04/29/2016	25.314991	26.003069	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	24.946880	25.735465	6,491.1156
01/01/2017 to 12/31/2017	25.735465	27.146876	6,459.6208
01/01/2018 to 12/31/2018	27.146876	25.474731	4,269.2118
01/01/2019 to 12/31/2019	25.474731	28.440750	4,232.5333
01/01/2020 to 12/31/2020	28.440750	29.659965	4,183.1273
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.126306	12.254926	766.7214
01/01/2012 to 12/31/2012	12.254926	13.339894	4,645.9016
01/01/2013 to 12/31/2013	13.339894	13.213892	6,298.6430
01/01/2014 to 12/31/2014	13.213892	13.480410	6,285.1275
01/01/2015 to 12/31/2015	13.480410	12.975399	12,302.1119
01/01/2016 to 04/29/2016	12.975399	13.255695	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.901826	15.323164	1,006.2018
01/01/2012 to 12/31/2012	15.323164	15.421504	1,000.7094
01/01/2013 to 12/31/2013	15.421504	14.926945	1,137.7797
01/01/2014 to 12/31/2014	14.926945	14.952064	1,120.6933
01/01/2015 to 12/31/2015	14.952064	14.649616	1,062.4056
01/01/2016 to 12/31/2016	14.649616	14.455502	1,002.5964
01/01/2017 to 12/31/2017	14.455502	14.357321	974.5127
01/01/2018 to 12/31/2018	14.357321	14.119861	936.6438
01/01/2019 to 12/31/2019	14.119861	14.589104	903.7922
01/01/2020 to 12/31/2020	14.589104	14.949267	870.7965

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998082	9.713095	5,671,057.1241
01/01/2012 to 12/31/2012	9.713095	10.506265	7,885,757.5088
01/01/2013 to 12/31/2013	10.506265	11.474744	7,558,395.9363
01/01/2014 to 12/31/2014	11.474744	12.104244	6,812,970.5138
01/01/2015 to 12/31/2015	12.104244	11.963151	6,316,179.3101
01/01/2016 to 12/31/2016	11.963151	12.178353	5,764,592.9691
01/01/2017 to 12/31/2017	12.178353	13.597468	5,219,274.9340
01/01/2018 to 12/31/2018	13.597468	12.429073	4,729,453.7157
01/01/2019 to 12/31/2019	12.429073	14.421005	4,331,798.7562
01/01/2020 to 12/31/2020	14.421005	15.032587	3,936,959.1426
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.797260	9.422832	15,174,256.5760
01/01/2012 to 12/31/2012	9.422832	10.511129	14,559,008.3347
01/01/2013 to 12/31/2013	10.511129	12.242973	13,341,702.2998
01/01/2014 to 12/31/2014	12.242973	12.758332	14,084,098.2402
01/01/2015 to 12/31/2015	12.758332	12.448539	11,930,285.7531
01/01/2016 to 12/31/2016	12.448539	13.187937	11,642,578.6763
01/01/2017 to 12/31/2017	13.187937	15.144404	10,849,517.7242
01/01/2018 to 12/31/2018	15.144404	14.238639	10,043,663.8476
01/01/2019 to 12/31/2019	14.238639	16.723708	9,141,028.2082
01/01/2020 to 12/31/2020	16.723708	18.991411	8,629,935.3075
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.318900	8.724143	10,335,102.1630
01/01/2012 to 12/31/2012	8.724143	9.957163	9,598,131.9531
01/01/2013 to 12/31/2013	9.957163	12.241176	9,920,133.1742
01/01/2014 to 12/31/2014	12.241176	12.797185	9,667,360.0381
01/01/2015 to 12/31/2015	12.797185	12.480129	9,519,750.8073
01/01/2016 to 12/31/2016	12.480129	13.362298	9,054,112.4329
01/01/2017 to 12/31/2017	13.362298	15.934169	8,622,619.7450
01/01/2018 to 12/31/2018	15.934169	14.752960	8,005,390.1718
01/01/2019 to 12/31/2019	14.752960	17.923604	7,258,736.3324
01/01/2020 to 12/31/2020	17.923604	20.592808	6,741,443.2318
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.118054	8.547889	3,779,309.3913
01/01/2012 to 12/31/2012	8.547889	9.861290	3,496,682.2292
01/01/2013 to 12/31/2013	9.861290	12.576555	3,014,569.2270
01/01/2014 to 12/31/2014	12.576555	13.369741	2,791,364.6026
01/01/2015 to 12/31/2015	13.369741	13.990630	2,445,514.7955
01/01/2016 to 12/31/2016	13.990630	14.998904	2,259,572.2591
01/01/2017 to 12/31/2017	14.998904	18.852015	2,058,901.9169
01/01/2018 to 12/31/2018	18.852015	18.430712	1,817,062.9248
01/01/2019 to 12/31/2019	18.430712	23.605497	1,662,368.9454
01/01/2020 to 12/31/2020	23.605497	35.171743	1,423,083.0866

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.040347	9.885409	6,888,105.6463
01/01/2012 to 12/31/2012	9.885409	10.765856	6,344,947.1232
01/01/2013 to 12/31/2013	10.765856	12.009466	5,941,123.4244
01/01/2014 to 12/31/2014	12.009466	12.520354	5,519,929.3776
01/01/2015 to 12/31/2015	12.520354	12.213823	4,899,583.7886
01/01/2016 to 12/31/2016	12.213823	12.843658	4,788,458.0306
01/01/2017 to 12/31/2017	12.843658	14.257815	4,161,324.9758
01/01/2018 to 12/31/2018	14.257815	13.530683	3,789,658.5374
01/01/2019 to 12/31/2019	13.530683	15.444142	3,340,768.2905
01/01/2020 to 12/31/2020	15.444142	17.147006	3,169,439.6143
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2011 to 12/31/2011	10.343087	10.579250	6,276,133.2224
01/01/2012 to 12/31/2012	10.579250	11.492134	11,347,962.7076
01/01/2013 to 12/31/2013	11.492134	10.909788	8,044,991.6999
01/01/2014 to 12/31/2014	10.909788	11.149090	6,600,461.7443
01/01/2015 to 12/31/2015	11.149090	9.906825	5,077,637.6431
01/01/2016 to 12/31/2016	9.906825	10.607334	4,500,670.2739
01/01/2017 to 12/31/2017	10.607334	11.445606	4,054,739.4641
01/01/2018 to 12/31/2018	11.445606	10.531983	3,643,761.6335
01/01/2019 to 12/31/2019	10.531983	12.410611	3,248,113.3055
01/01/2020 to 12/31/2020	12.410611	12.563569	2,946,166.4074
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998082	9.545976	9,031,805.4922
01/01/2012 to 12/31/2012	9.545976	10.236873	11,694,984.7966
01/01/2013 to 12/31/2013	10.236873	11.096263	11,047,910.5106
01/01/2014 to 12/31/2014	11.096263	11.548820	10,025,429.9797
01/01/2015 to 12/31/2015	11.548820	11.336124	9,336,715.9611
01/01/2016 to 12/31/2016	11.336124	11.633112	8,512,617.3193
01/01/2017 to 12/31/2017	11.633112	12.953256	7,579,751.3027
01/01/2018 to 12/31/2018	12.953256	11.812954	6,919,527.2478
01/01/2019 to 12/31/2019	11.812954	14.002262	6,303,352.1158
01/01/2020 to 12/31/2020	14.002262	14.351813	5,546,056.3381
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.748068	19.861185	870,932.7152
01/01/2012 to 12/31/2012	19.861185	22.743320	981,519.8349
01/01/2013 to 12/31/2013	22.743320	24.434687	830,339.2561
01/01/2014 to 12/31/2014	24.434687	24.802021	596,045.2187
01/01/2015 to 12/31/2015	24.802021	23.385369	586,471.2775
01/01/2016 to 12/31/2016	23.385369	26.191865	651,769.4115
01/01/2017 to 12/31/2017	26.191865	27.735947	614,188.3058
01/01/2018 to 12/31/2018	27.735947	26.469088	479,180.2939
01/01/2019 to 12/31/2019	26.469088	29.873216	520,560.5208
01/01/2020 to 12/31/2020	29.873216	31.557003	458,785.1639

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.356251	10.515063	6,261,087.1205
01/01/2012 to 12/31/2012	10.515063	12.061485	5,606,319.8885
01/01/2013 to 12/31/2013	12.061485	15.349577	5,575,504.0722
01/01/2014 to 12/31/2014	15.349577	15.850816	5,069,985.6793
01/01/2015 to 12/31/2015	15.850816	15.263021	4,614,295.0948
01/01/2016 to 12/31/2016	15.263021	16.344835	4,024,702.7736
01/01/2017 to 12/31/2017	16.344835	19.745867	3,646,917.1746
01/01/2018 to 12/31/2018	19.745867	17.448594	3,067,420.1162
01/01/2019 to 12/31/2019	17.448594	21.857889	2,733,258.5682
01/01/2020 to 12/31/2020	21.857889	25.539737	2,411,726.4492
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998082	9.361335	8,615,631.3042
01/01/2012 to 12/31/2012	9.361335	10.403852	11,258,006.2754
01/01/2013 to 12/31/2013	10.403852	11.691635	14,685,723.6325
01/01/2014 to 12/31/2014	11.691635	12.597290	14,755,323.6626
01/01/2015 to 12/31/2015	12.597290	11.872752	13,963,572.9500
01/01/2016 to 12/31/2016	11.872752	12.642725	13,075,071.6191
01/01/2017 to 12/31/2017	12.642725	14.701682	12,340,386.5334
01/01/2018 to 12/31/2018	14.701682	13.381705	11,593,322.9709
01/01/2019 to 12/31/2019	13.381705	16.248360	10,448,426.0780
01/01/2020 to 12/31/2020	16.248360	17.964905	9,659,703.4281
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.218453	15.400050	1,745,938.9641
01/01/2012 to 12/31/2012	15.400050	17.853291	1,477,939.5884
01/01/2013 to 12/31/2013	17.853291	23.236144	1,236,327.3402
01/01/2014 to 12/31/2014	23.236144	23.224704	1,048,635.0053
01/01/2015 to 12/31/2015	23.224704	21.587449	891,044.7786
01/01/2016 to 12/31/2016	21.587449	27.843274	767,078.9633
01/01/2017 to 12/31/2017	27.843274	30.562709	687,514.2546
01/01/2018 to 12/31/2018	30.562709	25.454856	596,316.4355
01/01/2019 to 12/31/2019	25.454856	32.211323	544,639.3791
01/01/2020 to 12/31/2020	32.211323	31.478203	522,619.7503
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.369549	9.881769	1,629,712.7032
01/01/2012 to 12/31/2012	9.881769	11.544206	1,554,775.7798
01/01/2013 to 12/31/2013	11.544206	10.778868	1,596,472.0004
01/01/2014 to 12/31/2014	10.778868	9.901143	1,558,190.3139
01/01/2015 to 12/31/2015	9.901143	8.385404	1,612,334.0163
01/01/2016 to 12/31/2016	8.385404	9.187708	1,437,497.2226
01/01/2017 to 12/31/2017	9.187708	11.586489	1,328,325.3335
01/01/2018 to 12/31/2018	11.586489	9.769851	1,333,077.5325
01/01/2019 to 12/31/2019	9.769851	11.592389	1,174,023.2397
01/01/2020 to 12/31/2020	11.592389	14.500305	996,497.8891

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.198534	10.223228	416,310.5234
01/01/2012 to 12/31/2012	10.223228	10.781338	538,503.6132
01/01/2013 to 12/31/2013	10.781338	11.000723	617,200.0755
01/01/2014 to 12/31/2014	11.000723	10.889452	409,711.8571
01/01/2015 to 12/31/2015	10.889452	10.611186	554,028.0772
01/01/2016 to 12/31/2016	10.611186	11.393584	580,528.7140
01/01/2017 to 12/31/2017	11.393584	11.608196	639,781.2203
01/01/2018 to 12/31/2018	11.608196	11.441141	508,603.4909
01/01/2019 to 12/31/2019	11.441141	12.032799	453,409.3801
01/01/2020 to 12/31/2020	12.032799	12.067311	409,422.7488
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987604	9.743895	174,811.0396
01/01/2012 to 12/31/2012	9.743895	9.995045	363,101.3683
01/01/2013 to 12/31/2013	9.995045	9.935655	1,084,378.0769
01/01/2014 to 12/31/2014	9.935655	9.866566	1,217,483.6779
01/01/2015 to 12/31/2015	9.866566	9.635047	1,639,593.8880
01/01/2016 to 12/31/2016	9.635047	9.764572	1,436,270.8923
01/01/2017 to 12/31/2017	9.764572	9.723415	1,476,396.0589
01/01/2018 to 12/31/2018	9.723415	9.595525	1,440,441.4232
01/01/2019 to 12/31/2019	9.595525	9.866193	1,471,944.0212
01/01/2020 to 12/31/2020	9.866193	9.900424	1,236,565.0130
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.129841	11.880428	123,804.7905
01/01/2012 to 12/31/2012	11.880428	13.341128	79,334.4361
01/01/2013 to 12/31/2013	13.341128	13.245689	77,744.4143
01/01/2014 to 12/31/2014	13.245689	13.164349	73,911.1003
01/01/2015 to 12/31/2015	13.164349	12.397834	71,298.4042
01/01/2016 to 12/31/2016	12.397834	12.289311	67,262.3202
01/01/2017 to 12/31/2017	12.289311	12.093585	62,707.8252
01/01/2018 to 12/31/2018	12.093585	12.001863	59,310.1564
01/01/2019 to 12/31/2019	12.001863	11.931360	56,808.6629
01/01/2020 to 12/31/2020	11.931360	11.031262	56,178.4173
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.932543	12.926451	700,323.8114
01/01/2012 to 12/31/2012	12.926451	16.002101	679,389.0126
01/01/2013 to 12/31/2013	16.002101	16.282017	613,726.2284
01/01/2014 to 12/31/2014	16.282017	18.122311	766,114.7711
01/01/2015 to 12/31/2015	18.122311	17.558323	698,274.6675
01/01/2016 to 12/31/2016	17.558323	17.404553	659,523.4915
01/01/2017 to 12/31/2017	17.404553	18.941275	617,036.9436
01/01/2018 to 12/31/2018	18.941275	17.001771	582,039.5546
01/01/2019 to 12/31/2019	17.001771	20.851901	517,369.9898
01/01/2020 to 12/31/2020	20.851901	19.461137	524,971.3324

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.316214	16.275690	2,315,908.7036
01/01/2012 to 12/31/2012	16.275690	20.670059	2,030,456.0944
01/01/2013 to 12/31/2013	20.670059	26.504545	1,937,964.8981
01/01/2014 to 12/31/2014	26.504545	24.536719	1,902,582.2460
01/01/2015 to 12/31/2015	24.536719	23.020700	1,768,822.4687
01/01/2016 to 12/31/2016	23.020700	24.471249	1,625,716.8478
01/01/2017 to 12/31/2017	24.471249	31.365374	1,459,735.3285
01/01/2018 to 12/31/2018	31.365374	23.430083	1,387,154.3275
01/01/2019 to 12/31/2019	23.430083	28.668752	1,227,689.4405
01/01/2020 to 12/31/2020	28.668752	29.611921	1,119,579.0877
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010655	1.045471	13,589,493.2558
01/01/2013 to 12/31/2013	1.045471	1.046454	15,261,092.5902
01/01/2014 to 12/31/2014	1.046454	1.085687	13,343,071.8871
01/01/2015 to 12/31/2015	1.085687	1.021990	12,326,232.6915
01/01/2016 to 12/31/2016	1.021990	1.121928	14,226,390.9689
01/01/2017 to 12/31/2017	1.121928	1.212775	13,467,958.6054
01/01/2018 to 12/31/2018	1.212775	1.114938	12,569,632.1270
01/01/2019 to 12/31/2019	1.114938	1.263003	11,372,119.2127
01/01/2020 to 12/31/2020	1.263003	1.366833	10,711,980.5995
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.097738	9.777703	958,064.8916
01/01/2012 to 12/31/2012	9.777703	11.386622	1,057,626.4723
01/01/2013 to 12/31/2013	11.386622	15.149305	1,014,461.6831
01/01/2014 to 12/31/2014	15.149305	16.272764	1,419,527.6653
01/01/2015 to 12/31/2015	16.272764	15.035650	1,501,128.4135
01/01/2016 to 12/31/2016	15.035650	17.330567	1,508,561.1568
01/01/2017 to 12/31/2017	17.330567	20.099839	1,348,478.6999
01/01/2018 to 12/31/2018	20.099839	17.348646	1,265,949.8899
01/01/2019 to 12/31/2019	17.348646	21.302075	1,146,255.5080
01/01/2020 to 12/31/2020	21.302075	20.825586	1,158,395.2980
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.398109	14.967924	864,736.8237
01/01/2012 to 12/31/2012	14.967924	17.388169	784,137.3610
01/01/2013 to 12/31/2013	17.388169	23.951394	745,938.6184
01/01/2014 to 12/31/2014	23.951394	25.397771	657,045.6631
01/01/2015 to 12/31/2015	25.397771	24.530441	600,854.5033
01/01/2016 to 12/31/2016	24.530441	26.861220	583,220.6116
01/01/2017 to 12/31/2017	26.861220	33.083429	509,380.0986
01/01/2018 to 12/31/2018	33.083429	29.565139	460,100.0769
01/01/2019 to 12/31/2019	29.565139	36.143638	416,468.5464
01/01/2020 to 12/31/2020	36.143638	55.675259	344,079.3318
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.037623	10.474723	2,046,645.1401
01/01/2014 to 12/31/2014	10.474723	10.817135	1,908,590.6666
01/01/2015 to 12/31/2015	10.817135	10.680816	1,482,994.2190
01/01/2016 to 12/31/2016	10.680816	10.729571	1,450,260.0646
01/01/2017 to 12/31/2017	10.729571	10.893117	1,365,342.4832
01/01/2018 to 12/31/2018	10.893117	10.705424	1,263,340.4425
01/01/2019 to 12/31/2019	10.705424	11.383880	1,208,635.5094
01/01/2020 to 12/31/2020	11.383880	12.068719	1,273,373.6151

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.258953	10.665052	2,868,667.9830
01/01/2012 to 12/31/2012	10.665052	10.994233	2,799,901.7734
01/01/2013 to 04/26/2013	10.994233	10.965528	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012709	1.047513	5,781,678.2976
01/01/2013 to 12/31/2013	1.047513	1.142433	17,565,443.6952
01/01/2014 to 12/31/2014	1.142433	1.200926	20,522,830.2597
01/01/2015 to 12/31/2015	1.200926	1.190645	21,235,917.2204
01/01/2016 to 12/31/2016	1.190645	1.203955	20,275,621.1757
01/01/2017 to 12/31/2017	1.203955	1.380204	18,640,597.9273
01/01/2018 to 12/31/2018	1.380204	1.258652	17,841,421.9692
01/01/2019 to 12/31/2019	1.258652	1.445999	16,266,243.2754
01/01/2020 to 12/31/2020	1.445999	1.594566	15,008,420.2820
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996802	1.037898	91,213.1403
01/01/2015 to 12/31/2015	1.037898	1.009859	1,016,226.1903
01/01/2016 to 12/31/2016	1.009859	1.012137	1,138,770.1828
01/01/2017 to 12/31/2017	1.012137	1.148677	1,174,499.7384
01/01/2018 to 04/30/2018	1.148677	1.118918	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.831376	12.422254	897,186.6595
01/01/2012 to 12/31/2012	12.422254	14.272304	804,009.2089
01/01/2013 to 12/31/2013	14.272304	16.426933	684,376.7472
01/01/2014 to 12/31/2014	16.426933	16.701626	574,929.7539
01/01/2015 to 12/31/2015	16.701626	16.613369	499,172.6241
01/01/2016 to 12/31/2016	16.613369	17.105049	417,506.6311
01/01/2017 to 12/31/2017	17.105049	20.670092	349,342.0341
01/01/2018 to 12/31/2018	20.670092	19.215263	336,168.8306
01/01/2019 to 12/31/2019	19.215263	24.079240	346,550.1710
01/01/2020 to 12/31/2020	24.079240	27.159423	321,110.2100
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.310444	7.417176	2,092,369.8231
01/01/2012 to 12/31/2012	7.417176	8.636667	1,876,364.4859
01/01/2013 to 12/31/2013	8.636667	12.357081	2,349,066.1444
01/01/2014 to 12/31/2014	12.357081	14.436842	2,617,829.6241
01/01/2015 to 12/31/2015	14.436842	13.613734	2,596,366.5865
01/01/2016 to 12/31/2016	13.613734	13.736148	2,293,067.4522
01/01/2017 to 12/31/2017	13.736148	15.983387	2,044,022.7552
01/01/2018 to 12/31/2018	15.983387	14.596073	1,721,059.2148
01/01/2019 to 12/31/2019	14.596073	17.723360	1,472,565.7483
01/01/2020 to 12/31/2020	17.723360	23.028011	1,121,059.3646
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	140.581867	127.724425	16,857.9907
01/01/2012 to 12/31/2012	127.724425	153.754409	22,053.2380
01/01/2013 to 12/31/2013	153.754409	194.579444	26,499.0277
01/01/2014 to 04/25/2014	194.579444	202.393676	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.557220	6.964406	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077893	1.124426	4,035,944.2235
01/01/2014 to 12/31/2014	1.124426	1.207247	8,831,029.0449
01/01/2015 to 12/31/2015	1.207247	1.171927	9,947,645.3200
01/01/2016 to 12/31/2016	1.171927	1.201823	9,640,467.1588
01/01/2017 to 12/31/2017	1.201823	1.364606	9,326,316.7891
01/01/2018 to 12/31/2018	1.364606	1.244462	9,884,512.6402
01/01/2019 to 12/31/2019	1.244462	1.488372	8,967,565.5906
01/01/2020 to 12/31/2020	1.488372	1.558394	8,511,471.1317
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.036777	12.315804	1,451,252.3352
01/01/2012 to 12/31/2012	12.315804	14.122923	1,356,246.8699
01/01/2013 to 12/31/2013	14.122923	16.550500	1,220,678.8154
01/01/2014 to 12/31/2014	16.550500	15.133116	1,100,374.5092
01/01/2015 to 12/31/2015	15.133116	14.606784	1,037,707.0313
01/01/2016 to 12/31/2016	14.606784	14.227740	951,290.4147
01/01/2017 to 12/31/2017	14.227740	17.918161	818,774.5442
01/01/2018 to 12/31/2018	17.918161	15.141437	765,834.2134
01/01/2019 to 12/31/2019	15.141437	19.091625	688,061.8904
01/01/2020 to 12/31/2020	19.091625	21.201448	628,553.4458
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999760	1.033089	0.0000
01/01/2015 to 12/31/2015	1.033089	0.959564	177,860.9089
01/01/2016 to 12/31/2016	0.959564	1.047802	2,545,765.7390
01/01/2017 to 12/31/2017	1.047802	1.159392	2,824,830.6850
01/01/2018 to 12/31/2018	1.159392	1.052683	2,086,911.5363
01/01/2019 to 12/31/2019	1.052683	1.261936	1,925,879.6307
01/01/2020 to 12/31/2020	1.261936	1.386902	1,525,355.7081
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.411023	14.647270	3,925,981.3901
01/01/2012 to 12/31/2012	14.647270	15.706100	3,926,677.4296
01/01/2013 to 12/31/2013	15.706100	14.002111	3,292,234.6182
01/01/2014 to 12/31/2014	14.002111	14.157275	2,842,547.0512
01/01/2015 to 12/31/2015	14.157275	13.479002	2,435,278.1898
01/01/2016 to 12/31/2016	13.479002	13.905304	2,252,194.0343
01/01/2017 to 12/31/2017	13.905304	14.138586	2,262,643.9417
01/01/2018 to 12/31/2018	14.138586	13.557300	2,061,008.1305
01/01/2019 to 12/31/2019	13.557300	14.423918	1,856,809.7117
01/01/2020 to 12/31/2020	14.423918	15.808946	1,751,167.8820
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.849486	16.068936	7,781,167.3270
01/01/2012 to 12/31/2012	16.068936	17.252528	7,561,249.3533
01/01/2013 to 12/31/2013	17.252528	16.628506	6,568,373.0291
01/01/2014 to 12/31/2014	16.628506	17.024993	5,751,741.4106
01/01/2015 to 12/31/2015	17.024993	16.730484	4,325,908.6290
01/01/2016 to 12/31/2016	16.730484	16.869299	3,916,493.3498
01/01/2017 to 12/31/2017	16.869299	17.323540	3,958,841.3765
01/01/2018 to 12/31/2018	17.323540	16.982258	3,662,464.5900
01/01/2019 to 12/31/2019	16.982258	18.099741	3,340,588.8073
01/01/2020 to 12/31/2020	18.099741	19.299047	3,272,616.1274

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215119	10.726847	285,431.0588
01/01/2014 to 12/31/2014	10.726847	11.451591	602,332.8281
01/01/2015 to 12/31/2015	11.451591	11.112109	2,008,844.4763
01/01/2016 to 12/31/2016	11.112109	11.417906	1,916,016.7790
01/01/2017 to 12/31/2017	11.417906	13.068566	1,817,169.3874
01/01/2018 to 04/30/2018	13.068566	12.484738	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010688	1.065582	6,185,048.1704
01/01/2013 to 12/31/2013	1.065582	1.152969	15,375,194.1818
01/01/2014 to 12/31/2014	1.152969	1.220650	15,798,590.7675
01/01/2015 to 12/31/2015	1.220650	1.188929	21,496,129.4921
01/01/2016 to 12/31/2016	1.188929	1.234350	20,030,101.6592
01/01/2017 to 12/31/2017	1.234350	1.386406	18,464,883.5768
01/01/2018 to 12/31/2018	1.386406	1.233846	31,080,883.5186
01/01/2019 to 12/31/2019	1.233846	1.473026	28,434,797.6847
01/01/2020 to 12/31/2020	1.473026	1.477909	25,875,292.2432
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.469830	11.390862	3,418,486.3701
01/01/2012 to 12/31/2012	11.390862	12.629955	3,190,895.8286
01/01/2013 to 12/31/2013	12.629955	14.015779	2,715,902.3492
01/01/2014 to 12/31/2014	14.015779	14.573082	2,572,478.0647
01/01/2015 to 12/31/2015	14.573082	14.039123	2,255,037.4453
01/01/2016 to 12/31/2016	14.039123	14.593535	2,070,850.8473
01/01/2017 to 12/31/2017	14.593535	16.615538	1,866,877.0784
01/01/2018 to 12/31/2018	16.615538	15.261291	1,676,347.8576
01/01/2019 to 12/31/2019	15.261291	17.937269	1,514,528.2170
01/01/2020 to 12/31/2020	17.937269	19.357392	1,397,617.2841
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.055654	10.632939	2,207,831.6137
01/01/2012 to 12/31/2012	10.632939	12.018082	2,284,146.2814
01/01/2013 to 12/31/2013	12.018082	13.943906	2,271,589.9336
01/01/2014 to 12/31/2014	13.943906	14.439035	2,188,708.7904
01/01/2015 to 12/31/2015	14.439035	13.860629	1,603,432.1289
01/01/2016 to 12/31/2016	13.860629	14.557192	1,426,111.1610
01/01/2017 to 12/31/2017	14.557192	17.114432	1,357,580.1376
01/01/2018 to 12/31/2018	17.114432	15.344975	1,182,233.2854
01/01/2019 to 12/31/2019	15.344975	18.462985	1,097,331.7112
01/01/2020 to 12/31/2020	18.462985	20.091933	1,035,453.8706
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	47.433661	44.743119	635,043.3189
01/01/2012 to 12/31/2012	44.743119	51.866902	590,548.9292
01/01/2013 to 12/31/2013	51.866902	68.181976	576,258.1376
01/01/2014 to 12/31/2014	68.181976	75.897068	553,574.9940
01/01/2015 to 12/31/2015	75.897068	71.905935	475,033.8810
01/01/2016 to 12/31/2016	71.905935	81.924301	428,228.3129
01/01/2017 to 12/31/2017	81.924301	94.151854	400,128.5029
01/01/2018 to 12/31/2018	94.151854	84.036738	353,990.4587
01/01/2019 to 12/31/2019	84.036738	104.476095	321,807.8410
01/01/2020 to 12/31/2020	104.476095	105.604511	297,306.1794

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.140573	9.800815	3,511,330.1040
01/01/2012 to 12/31/2012	9.800815	10.947584	3,188,985.7697
01/01/2013 to 12/31/2013	10.947584	14.692799	2,834,434.2261
01/01/2014 to 12/31/2014	14.692799	16.282305	2,386,281.0893
01/01/2015 to 12/31/2015	16.282305	17.067600	1,947,980.7300
01/01/2016 to 12/31/2016	17.067600	17.813988	1,749,731.6766
01/01/2017 to 12/31/2017	17.813988	21.837405	1,490,433.5439
01/01/2018 to 12/31/2018	21.837405	20.986261	1,325,222.8708
01/01/2019 to 12/31/2019	20.986261	27.029157	1,174,117.1423
01/01/2020 to 12/31/2020	27.029157	32.911175	1,046,282.0050
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.457039	23.144786	209,167.5949
01/01/2012 to 12/31/2012	23.144786	26.083594	169,738.4607
01/01/2013 to 12/31/2013	26.083594	33.398816	144,128.0560
01/01/2014 to 12/31/2014	33.398816	35.984283	195,788.3785
01/01/2015 to 12/31/2015	35.984283	32.184148	222,380.3688
01/01/2016 to 12/31/2016	32.184148	36.529158	230,168.7809
01/01/2017 to 12/31/2017	36.529158	39.298482	216,608.5816
01/01/2018 to 12/31/2018	39.298482	34.694792	179,945.7513
01/01/2019 to 12/31/2019	34.694792	43.974824	162,574.4944
01/01/2020 to 12/31/2020	43.974824	46.510784	162,917.4358
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.164455	13.964054	1,012,675.9693
01/01/2012 to 12/31/2012	13.964054	16.206485	904,895.6265
01/01/2013 to 12/31/2013	16.206485	21.125154	789,284.0815
01/01/2014 to 12/31/2014	21.125154	23.504834	706,298.1781
01/01/2015 to 12/31/2015	23.504834	20.990857	584,483.8168
01/01/2016 to 12/31/2016	20.990857	23.346014	519,154.7064
01/01/2017 to 12/31/2017	23.346014	25.417609	449,078.5181
01/01/2018 to 12/31/2018	25.417609	21.654826	402,136.5705
01/01/2019 to 12/31/2019	21.654826	28.840142	350,225.0731
01/01/2020 to 12/31/2020	28.840142	29.107790	321,969.4187
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2011 to 12/31/2011	9.998082	10.730125	1,867,594.4204
01/01/2012 to 12/31/2012	10.730125	10.875038	2,787,496.6231
01/01/2013 to 12/31/2013	10.875038	10.203401	1,546,251.6604
01/01/2014 to 12/31/2014	10.203401	10.784057	1,470,145.5307
01/01/2015 to 12/31/2015	10.784057	10.642551	1,256,532.6004
01/01/2016 to 12/31/2016	10.642551	10.595690	1,238,912.6121
01/01/2017 to 12/31/2017	10.595690	10.683085	1,062,111.3225
01/01/2018 to 12/31/2018	10.683085	10.489932	963,153.9721
01/01/2019 to 12/31/2019	10.489932	11.080396	1,055,729.6110
01/01/2020 to 12/31/2020	11.080396	11.723523	1,032,971.0371

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	12.042406	13.184184	1,426,311.2961
01/01/2014 to 12/31/2014	13.184184	12.522304	1,302,313.9885
01/01/2015 to 12/31/2015	12.522304	12.038017	916,231.5728
01/01/2016 to 12/31/2016	12.038017	12.426654	901,842.0619
01/01/2017 to 12/31/2017	12.426654	16.472381	766,786.7280
01/01/2018 to 12/31/2018	16.472381	13.402497	739,843.8165
01/01/2019 to 12/31/2019	13.402497	17.437953	625,564.9065
01/01/2020 to 12/31/2020	17.437953	21.634280	564,668.2060
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.888011	7.486399	2,632,595.1694
01/01/2012 to 12/31/2012	7.486399	8.638908	2,334,416.1737
01/01/2013 to 04/26/2013	8.638908	8.949795	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.236266	10.059165	7,458,604.0332
01/01/2012 to 12/31/2012	10.059165	9.883705	5,071,405.9321
01/01/2013 to 12/31/2013	9.883705	9.712238	4,624,974.0332
01/01/2014 to 12/31/2014	9.712238	9.543745	4,196,690.0924
01/01/2015 to 12/31/2015	9.543745	9.378175	4,718,394.5202
01/01/2016 to 12/31/2016	9.378175	9.225813	3,790,678.8024
01/01/2017 to 12/31/2017	9.225813	9.123732	3,095,629.1572
01/01/2018 to 12/31/2018	9.123732	9.103447	2,684,044.8442
01/01/2019 to 12/31/2019	9.103447	9.113529	2,151,829.7538
01/01/2020 to 12/31/2020	9.113529	8.972203	2,739,041.4578
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.513985	13.749101	398,211.0802
01/01/2015 to 12/31/2015	13.749101	13.431465	632,648.8426
01/01/2016 to 12/31/2016	13.431465	13.796365	722,498.8665
01/01/2017 to 12/31/2017	13.796365	14.497549	947,110.1965
01/01/2018 to 12/31/2018	14.497549	13.872731	754,351.5066
01/01/2019 to 12/31/2019	13.872731	15.231986	890,475.5021
01/01/2020 to 12/31/2020	15.231986	16.391461	942,930.1750
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.829251	11.830850	16,592,336.7208
01/01/2012 to 12/31/2012	11.830850	12.892990	15,754,783.9479
01/01/2013 to 12/31/2013	12.892990	13.819648	11,939,087.0285
01/01/2014 to 04/25/2014	13.819648	13.917987	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.892574	11.673042	22,281,647.5233
01/01/2012 to 12/31/2012	11.673042	12.891083	20,830,452.2319
01/01/2013 to 12/31/2013	12.891083	14.469509	18,712,679.6285
01/01/2014 to 04/25/2014	14.469509	14.517559	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.099853	14.460114	27,235,792.0427
01/01/2015 to 12/31/2015	14.460114	14.056737	23,681,147.8920
01/01/2016 to 12/31/2016	14.056737	14.653790	21,188,140.9937
01/01/2017 to 12/31/2017	14.653790	15.932804	18,177,563.4982
01/01/2018 to 12/31/2018	15.932804	14.965904	15,760,912.4115
01/01/2019 to 12/31/2019	14.965904	16.999877	14,022,178.9931
01/01/2020 to 12/31/2020	16.999877	18.548013	12,741,285.8610
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.675611	11.278110	53,830,140.2053
01/01/2012 to 12/31/2012	11.278110	12.625255	49,469,018.7129
01/01/2013 to 12/31/2013	12.625255	14.815420	46,086,627.2914
01/01/2014 to 04/25/2014	14.815420	14.819885	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.499935	14.983098	41,981,591.6753
01/01/2015 to 12/31/2015	14.983098	14.536495	37,725,005.2600
01/01/2016 to 12/31/2016	14.536495	15.299267	33,780,770.7279
01/01/2017 to 12/31/2017	15.299267	17.249415	30,108,742.1825
01/01/2018 to 12/31/2018	17.249415	15.910466	26,674,873.2914
01/01/2019 to 12/31/2019	15.910466	18.671224	23,507,654.1852
01/01/2020 to 12/31/2020	18.671224	20.887531	21,043,683.2693
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.563163	10.922825	55,720,605.5803
01/01/2012 to 12/31/2012	10.922825	12.419539	50,881,185.5886
01/01/2013 to 12/31/2013	12.419539	15.366779	50,261,141.0705
01/01/2014 to 04/25/2014	15.366779	15.287812	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.584867	9.253106	3,758,850.3330
01/01/2012 to 12/31/2012	9.253106	10.557734	3,604,520.1753
01/01/2013 to 04/26/2013	10.557734	11.353330	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.473789	15.042373	49,683,117.7582
01/01/2015 to 12/31/2015	15.042373	14.530683	45,266,188.4692
01/01/2016 to 12/31/2016	14.530683	15.441002	40,816,532.0544
01/01/2017 to 12/31/2017	15.441002	18.081453	36,476,448.6870
01/01/2018 to 12/31/2018	18.081453	16.324802	32,609,537.1725
01/01/2019 to 12/31/2019	16.324802	19.847975	29,300,875.9049
01/01/2020 to 12/31/2020	19.847975	22.739265	26,332,581.3519
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.421612	14.045289	1,191,623.4151
01/01/2012 to 12/31/2012	14.045289	15.398682	1,062,669.8414
01/01/2013 to 12/31/2013	15.398682	20.656077	909,699.7145
01/01/2014 to 12/31/2014	20.656077	20.637482	790,769.0743
01/01/2015 to 12/31/2015	20.637482	18.319423	676,231.8833
01/01/2016 to 12/31/2016	18.319423	22.079394	612,201.6575
01/01/2017 to 12/31/2017	22.079394	24.418175	547,843.2687
01/01/2018 to 12/31/2018	24.418175	20.772975	475,533.6890
01/01/2019 to 12/31/2019	20.772975	25.197123	425,413.4863
01/01/2020 to 12/31/2020	25.197123	26.239554	408,897.7441

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.113440	14.083849	248,471.2541
01/01/2012 to 12/31/2012	14.083849	16.315960	207,967.0234
01/01/2013 to 12/31/2013	16.315960	20.458437	221,011.9658
01/01/2014 to 12/31/2014	20.458437	18.757640	232,794.9276
01/01/2015 to 12/31/2015	18.757640	19.493020	205,998.3742
01/01/2016 to 12/31/2016	19.493020	20.270913	166,721.8583
01/01/2017 to 12/31/2017	20.270913	25.985438	173,881.3627
01/01/2018 to 12/31/2018	25.985438	20.281985	180,429.1729
01/01/2019 to 12/31/2019	20.281985	24.520999	154,948.2783
01/01/2020 to 12/31/2020	24.520999	26.212604	130,821.1074
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.897491	22.236591	161,372.5621
01/01/2017 to 12/31/2017	22.236591	25.962156	158,345.7145
01/01/2018 to 12/31/2018	25.962156	25.419214	159,981.1680
01/01/2019 to 12/31/2019	25.419214	32.632710	160,317.8375
01/01/2020 to 12/31/2020	32.632710	35.583195	147,589.4595
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.698021	16.544278	60,241.1375
01/01/2012 to 12/31/2012	16.544278	17.942723	67,625.4960
01/01/2013 to 12/31/2013	17.942723	23.399440	73,838.0464
01/01/2014 to 12/31/2014	23.399440	25.507070	71,817.6008
01/01/2015 to 12/31/2015	25.507070	25.001745	88,874.7119
01/01/2016 to 04/29/2016	25.001745	25.128938	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.446164	11.719538	4,247,790.9302
01/01/2012 to 12/31/2012	11.719538	12.977808	3,639,505.8002
01/01/2013 to 12/31/2013	12.977808	17.028538	3,085,462.6997
01/01/2014 to 12/31/2014	17.028538	18.481165	2,606,206.0746
01/01/2015 to 12/31/2015	18.481165	18.572178	1,988,409.4220
01/01/2016 to 12/31/2016	18.572178	19.555289	1,729,777.6836
01/01/2017 to 12/31/2017	19.555289	22.852853	1,450,459.0248
01/01/2018 to 12/31/2018	22.852853	22.398234	1,206,839.4679
01/01/2019 to 12/31/2019	22.398234	28.782405	1,027,344.6296
01/01/2020 to 12/31/2020	28.782405	31.415415	939,434.4409
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.555344	17.310581	397,566.6573
01/01/2014 to 12/31/2014	17.310581	18.860303	369,417.9991
01/01/2015 to 12/31/2015	18.860303	19.015748	330,210.5036
01/01/2016 to 12/31/2016	19.015748	19.649625	302,023.5369
01/01/2017 to 12/31/2017	19.649625	24.124685	267,058.2634
01/01/2018 to 12/31/2018	24.124685	22.305004	243,880.1814
01/01/2019 to 12/31/2019	22.305004	29.115654	223,440.2754
01/01/2020 to 12/31/2020	29.115654	37.588417	203,959.7315
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.164443	12.880067	547,371.3652
01/01/2012 to 12/31/2012	12.880067	13.417273	476,470.8879
01/01/2013 to 04/26/2013	13.417273	14.461751	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.946084	11.765296	1,571,504.4441
01/01/2012 to 12/31/2012	11.765296	13.358605	2,574,947.6990
01/01/2013 to 12/31/2013	13.358605	17.948732	2,333,821.9085
01/01/2014 to 12/31/2014	17.948732	19.179453	2,023,452.4397
01/01/2015 to 12/31/2015	19.179453	20.833099	1,710,224.0089
01/01/2016 to 12/31/2016	20.833099	20.445118	1,572,748.2896
01/01/2017 to 12/31/2017	20.445118	27.523129	1,325,820.8842
01/01/2018 to 12/31/2018	27.523129	27.073768	1,256,088.7041
01/01/2019 to 12/31/2019	27.073768	35.249187	1,099,959.3529
01/01/2020 to 12/31/2020	35.249187	54.163395	996,114.6477
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.834937	7.403653	476,446.3291
01/01/2012 to 12/31/2012	7.403653	8.196467	371,920.3657
01/01/2013 to 04/26/2013	8.196467	8.798666	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.136100	7.884860	1,836,098.7767
01/01/2012 to 04/27/2012	7.884860	8.860339	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.899780	15.688931	468,494.1809
01/01/2012 to 12/31/2012	15.688931	15.967684	558,690.0426
01/01/2013 to 12/31/2013	15.967684	15.287359	578,517.1887
01/01/2014 to 12/31/2014	15.287359	15.842341	665,699.0394
01/01/2015 to 12/31/2015	15.842341	15.558733	733,545.1804
01/01/2016 to 12/31/2016	15.558733	15.607822	780,822.8603
01/01/2017 to 12/31/2017	15.607822	15.788352	698,619.3520
01/01/2018 to 12/31/2018	15.788352	15.436780	619,080.4794
01/01/2019 to 12/31/2019	15.436780	16.434532	637,587.2947
01/01/2020 to 12/31/2020	16.434532	17.261147	891,963.6390
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.531427	15.881398	128,276.6954
01/01/2012 to 12/31/2012	15.881398	18.298861	139,688.8559
01/01/2013 to 12/31/2013	18.298861	23.871000	261,800.7353
01/01/2014 to 12/31/2014	23.871000	25.617806	229,419.4811
01/01/2015 to 12/31/2015	25.617806	24.499360	289,364.1737
01/01/2016 to 12/31/2016	24.499360	28.909188	273,329.2459
01/01/2017 to 12/31/2017	28.909188	32.841772	256,357.5403
01/01/2018 to 12/31/2018	32.841772	28.537008	227,129.7056
01/01/2019 to 12/31/2019	28.537008	35.203771	205,028.3337
01/01/2020 to 12/31/2020	35.203771	39.111876	180,881.5627
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.110959	10.395367	235,818.5508
01/01/2012 to 12/31/2012	10.395367	12.046530	216,782.3733
01/01/2013 to 12/31/2013	12.046530	14.375224	363,515.0324
01/01/2014 to 12/31/2014	14.375224	13.231571	404,245.0967
01/01/2015 to 12/31/2015	13.231571	12.831574	549,557.6176
01/01/2016 to 12/31/2016	12.831574	12.731112	526,679.1645
01/01/2017 to 12/31/2017	12.731112	15.581600	500,262.2381
01/01/2018 to 12/31/2018	15.581600	13.147496	483,405.3218
01/01/2019 to 12/31/2019	13.147496	15.707112	434,682.9508
01/01/2020 to 12/31/2020	15.707112	16.594089	520,384.7753

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.838547	15.830866	164,138.9444
01/01/2012 to 12/31/2012	15.830866	18.035140	207,293.7913
01/01/2013 to 12/31/2013	18.035140	24.478371	266,413.3726
01/01/2014 to 12/31/2014	24.478371	25.191460	288,739.3013
01/01/2015 to 12/31/2015	25.191460	23.631436	297,183.2617
01/01/2016 to 12/31/2016	23.631436	28.080742	268,298.1189
01/01/2017 to 12/31/2017	28.080742	31.540731	256,620.9364
01/01/2018 to 12/31/2018	31.540731	27.517590	228,468.3518
01/01/2019 to 12/31/2019	27.517590	33.855053	204,486.6954
01/01/2020 to 12/31/2020	33.855053	39.672916	168,207.3598
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.550585	11.536230	2,110,295.5522
01/01/2012 to 12/31/2012	11.536230	13.083956	2,382,117.3539
01/01/2013 to 12/31/2013	13.083956	16.932566	2,384,393.9986
01/01/2014 to 12/31/2014	16.932566	18.818315	2,246,284.1775
01/01/2015 to 12/31/2015	18.818315	18.660743	2,035,302.0245
01/01/2016 to 12/31/2016	18.660743	20.424272	2,016,953.6186
01/01/2017 to 12/31/2017	20.424272	24.332460	1,764,183.2705
01/01/2018 to 12/31/2018	24.332460	22.752951	1,647,092.2057
01/01/2019 to 12/31/2019	22.752951	29.244793	1,416,584.6073
01/01/2020 to 12/31/2020	29.244793	33.858654	1,222,962.6228
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.944162	20.917289	503,095.1085
01/01/2014 to 12/31/2014	20.917289	22.725377	454,358.7132
01/01/2015 to 12/31/2015	22.725377	22.249734	449,148.0048
01/01/2016 to 12/31/2016	22.249734	24.945586	487,429.6789
01/01/2017 to 12/31/2017	24.945586	28.824199	444,414.0041
01/01/2018 to 12/31/2018	28.824199	25.420820	378,215.4645
01/01/2019 to 12/31/2019	25.420820	32.435250	342,878.7775
01/01/2020 to 12/31/2020	32.435250	33.036564	334,612.4150
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.815149	8.615160	786,464.9821
01/01/2012 to 12/31/2012	8.615160	9.642956	713,257.6515
01/01/2013 to 04/26/2013	9.642956	10.551252	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.851452	19.748305	402,766.1674
01/01/2014 to 12/31/2014	19.748305	19.347381	348,408.1583
01/01/2015 to 12/31/2015	19.347381	19.083981	306,544.6948
01/01/2016 to 12/31/2016	19.083981	22.202417	282,352.9720
01/01/2017 to 12/31/2017	22.202417	25.197596	243,841.9549
01/01/2018 to 12/31/2018	25.197596	23.028476	221,977.0277
01/01/2019 to 12/31/2019	23.028476	29.283391	212,497.1005
01/01/2020 to 12/31/2020	29.283391	35.898465	190,915.2794
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.093613	14.049713	482,948.0700
01/01/2012 to 12/31/2012	14.049713	14.534389	427,820.6872
01/01/2013 to 04/26/2013	14.534389	15.741755	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	40.173489	50.606759	195,444.0182
01/01/2014 to 12/31/2014	50.606759	54.117877	216,954.5920
01/01/2015 to 12/31/2015	54.117877	58.769578	235,110.8004
01/01/2016 to 12/31/2016	58.769578	58.634662	211,863.4686
01/01/2017 to 12/31/2017	58.634662	76.909901	209,412.8895
01/01/2018 to 12/31/2018	76.909901	74.696027	209,333.7211
01/01/2019 to 12/31/2019	74.696027	95.853457	195,934.9100
01/01/2020 to 12/31/2020	95.853457	128.698386	181,191.0834
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.696466	5.929364	1,394,267.7186
01/01/2012 to 12/31/2012	5.929364	6.531984	1,103,095.6420
01/01/2013 to 04/26/2013	6.531984	6.823038	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.671588	15.288720	238,477.2294
01/01/2012 to 12/31/2012	15.288720	15.409403	244,334.6116
01/01/2013 to 12/31/2013	15.409403	16.770589	187,660.2236
01/01/2014 to 12/31/2014	16.770589	13.377435	183,855.7194
01/01/2015 to 12/31/2015	13.377435	8.839019	206,882.8493
01/01/2016 to 12/31/2016	8.839019	12.484863	175,186.1834
01/01/2017 to 12/31/2017	12.484863	12.177974	181,663.9353
01/01/2018 to 12/31/2018	12.177974	8.513052	187,375.1399
01/01/2019 to 12/31/2019	8.513052	9.398501	225,492.9878
01/01/2020 to 12/31/2020	9.398501	11.190857	190,283.8451
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.816144	28.784562	707,485.2257
01/01/2017 to 12/31/2017	28.784562	30.530425	670,294.5099
01/01/2018 to 12/31/2018	30.530425	28.790732	596,341.0227
01/01/2019 to 12/31/2019	28.790732	32.318379	559,824.0882
01/01/2020 to 12/31/2020	32.318379	33.856331	526,503.3371
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.681637	23.282932	1,012,934.5142
01/01/2012 to 12/31/2012	23.282932	25.838916	968,505.0569
01/01/2013 to 12/31/2013	25.838916	27.416616	912,244.2604
01/01/2014 to 12/31/2014	27.416616	28.241992	782,372.0355
01/01/2015 to 12/31/2015	28.241992	27.148581	634,266.5096
01/01/2016 to 04/29/2016	27.148581	27.941552	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	28.384110	29.398029	327,623.6888
01/01/2017 to 12/31/2017	29.398029	31.196357	280,682.7761
01/01/2018 to 12/31/2018	31.196357	29.451958	242,092.6379
01/01/2019 to 12/31/2019	29.451958	33.078852	206,929.0727
01/01/2020 to 12/31/2020	33.078852	34.705056	188,687.5425
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.307762	12.512948	452,133.2416
01/01/2012 to 12/31/2012	12.512948	13.703146	436,101.8418
01/01/2013 to 12/31/2013	13.703146	13.655406	421,354.7081
01/01/2014 to 12/31/2014	13.655406	14.014656	429,777.1853
01/01/2015 to 12/31/2015	14.014656	13.570825	785,412.3490
01/01/2016 to 04/29/2016	13.570825	13.891353	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.75% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.420744	16.986337	689,015.3491
01/01/2012 to 12/31/2012	16.986337	17.198787	610,046.0423
01/01/2013 to 12/31/2013	17.198787	16.747425	537,936.8763
01/01/2014 to 12/31/2014	16.747425	16.876560	477,768.6113
01/01/2015 to 12/31/2015	16.876560	16.634701	467,028.9623
01/01/2016 to 12/31/2016	16.634701	16.513066	453,737.5492
01/01/2017 to 12/31/2017	16.513066	16.499340	397,472.7522
01/01/2018 to 12/31/2018	16.499340	16.324645	367,681.7250
01/01/2019 to 12/31/2019	16.324645	16.968655	393,149.4868
01/01/2020 to 12/31/2020	16.968655	17.492478	378,568.2793

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: American Funds® International Portfolio (Class C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);
•	Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);
•	Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)*	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)*	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)*	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)*	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
* If you elect the GMIB Max I rider and/or the EDB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider and/or the EDB Max I rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II.”)

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APPENDIX C
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus II or GMIB Plus I riders, the annual increase rate is 6% instead of 5%. See “Living Benefits — Guaranteed Income Benefits.”) Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000.
The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges “the Annual Increase Amount”) is the value upon which future income payments can be based.
         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male,age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth.The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.
Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

         With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

(5)	The Guaranteed Principal Option — GMIB Plus III
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken.Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.
     *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step-Up: Automatic Annual Step-Up — GMIB Plus III
Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase
Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday.Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus III rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
(7) Required Minimum Distribution Examples — GMIB Plus III
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9)of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000.On the second contract anniversary, the annual increase rate is the greater of:
(a)  5%; or
(b)  the required minimum distribution rate (as defined below).

The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2017 ($6,000)or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.
         Withdrawals Through the Automated Required Minimum Distribution Program
         If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required
Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
         (Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)
         Withdrawals Outside the Automated Required Minimum Distribution Program
         If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
         If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
         Withdrawals in Excess of the Required Minimum Distribution Amounts
         Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018)
will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
    No Withdrawals
         If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

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APPENDIX D
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit (GWB) rider. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties. The GWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
a.     Lifetime Withdrawal Guarantee II — Proportionate Reduction
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
b.     Lifetime Withdrawal Guarantee I — Reduction to Account Value
Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
B.    Lifetime Withdrawal Guarantee II — Automatic Annual Step-Ups (No Withdrawals)
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.
At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 × 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 × 6%).
C.    For Contracts Issued Before July 13, 2009 — Lifetime Withdrawal Guarantee II — Compounding Income Amount
Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 × 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 × 5%).
If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 × 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 × 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 × 5%).
(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract anniversary.)

D.    For Contracts Issued Before July 13, 2009 — Lifetime Withdrawal Guarantee II — Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)
Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 × 5%).

At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 × 5%).
E.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
F.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.

G.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
H.    Enhanced Guaranteed Withdrawal Benefit and GWB I — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
I.    Enhanced Guaranteed Withdrawal Benefit and GWB I — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

J.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

K.     Enhanced GWB — How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L.    Enhanced GWB and GWB I — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

APPENDIX E
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit riders. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	9/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 9/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	9/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 9/1/2022	$104,000 (= greater of A and B)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	9/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	9/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Compounded-Plus Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	9/1/2021	$100,000
B	Account Value	9/1/2021 (First Contract Anniversary)	$104,000
C1	Account Value (Highest Anniversary Value)	9/1/2022	$104,000 (= greater of A and B)
C2	5% Annual Increase Amount	9/1/2022	$105,000 (= A × 1.05)
C3	Death Benefit	As of 9/1/2022	$105,000 (= greater of C1 and C2)
D	Account Value	9/1/2023 (Second Contract Anniversary)	$90,000
E1	Highest Anniversary Value	9/1/2023	$104,000 (= greater of C1 and D)
E2	5% Annual Increase Amount	As of 9/1/2023	$110,250 (= A × 1.05 × 1.05)
E3	Death Benefit	9/1/2023	$110,250 (= greater of E1 and E2)
F	Withdrawal	9/2/2023	$9,000
G	Percentage Reduction in Account Value	9/2/2023	10% (= F/D)
H	Account Value after Withdrawal	9/2/2023	$81,000 (= D-F)
I1	Highest Anniversary Value Reduced for Withdrawal	As of 9/2/2023	$93,600 (= E1-(E1 × G))
I2	5% Annual Increase Amount Reduced for Withdrawal	As of 9/2/2023	$99,238 (= E2-(E2 × G). Note: E2 includes additional day of interest at 5%)
I3	Death Benefit	9/2/2023	$99,238 (= greatest of H, I1 and I2)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 9/1/2023 and 9/2/2023 are assumed to be equal prior to the withdrawal.

Enhanced Death Benefit
The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with the EDB Max I rider or certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See “Death Benefit — Optional Death Benefit — EDB Max I” and “Death Benefit — Description of Enhanced Death Benefit I.”) Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(2) The Annual Increase Amount
        Example
         Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
        Determining a death benefit based on the Annual Increase Amount
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)
        Example
          Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).
        Determining a death benefit based on the Highest Anniversary Value
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).
(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.
         The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.
(5) The Optional Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.
The effect of the Optional Step-Up election is:
(1)  The Annual Increase Amount resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up
Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value; and
(2)  The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.
(7) Required Minimum Distribution Examples — Enhanced Death Benefit II
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

(a)  5%; or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.
(i)  Withdrawals Through the Automated Required Minimum Distribution Program
If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)
(ii)  Withdrawals Outside the Automated Required Minimum Distribution Program
If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(iii)  Withdrawals in Excess of the Required Minimum Distribution Amounts
Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
(iv)  No Withdrawals
If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Separate Account A
and
Brighthouse Life Insurance Company
Series C
(offered between September 4, 2001 and October 7, 2011)
This is not a prospecuts. This Statement of Additional Information (“SAI”) should be read in conjunction with, the Prospectus dated April 30, 2021, for the Individual Variable Deferred Annuity Contract that is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
SAI-0421BLICC
1

2

THE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Separate Account A (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MLI USA), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
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SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $18,839,325.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Separate Account A, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$651,736,999	$0
2019	$649,095,230	$0
2018	$604,739,251	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission
4

amounts) paid to selected selling firms during 2020 ranged from $375 to $12,262,239.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $70,041,584. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $375 to $74,718,078.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Capital Investment Brokerage, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
LPL Financial LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
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Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity
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calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates
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applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
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SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to
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your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
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CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997973	9.706547	162,164.4953
01/01/2012 to 12/31/2012	9.706547	10.488634	308,209.2878
01/01/2013 to 12/31/2013	10.488634	11.444039	353,857.9697
01/01/2014 to 12/31/2014	11.444039	12.059789	353,388.3342
01/01/2015 to 12/31/2015	12.059789	11.907298	226,743.8312
01/01/2016 to 12/31/2016	11.907298	12.109381	118,802.0695
01/01/2017 to 12/31/2017	12.109381	13.506987	115,179.5002
01/01/2018 to 12/31/2018	13.506987	12.333950	96,897.7209
01/01/2019 to 12/31/2019	12.333950	14.296335	90,012.1291
01/01/2020 to 12/31/2020	14.296335	14.887693	89,867.2121
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.770954	9.388157	6,281,076.9956
01/01/2012 to 12/31/2012	9.388157	10.461928	6,022,799.7865
01/01/2013 to 12/31/2013	10.461928	12.173490	5,479,454.8590
01/01/2014 to 12/31/2014	12.173490	12.673243	5,022,233.6448
01/01/2015 to 12/31/2015	12.673243	12.353151	4,437,431.4616
01/01/2016 to 12/31/2016	12.353151	13.073805	4,159,084.9733
01/01/2017 to 12/31/2017	13.073805	14.998382	3,803,122.1459
01/01/2018 to 12/31/2018	14.998382	14.087170	3,517,408.2639
01/01/2019 to 12/31/2019	14.087170	16.529268	3,401,139.8406
01/01/2020 to 12/31/2020	16.529268	18.751795	3,175,321.1095
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.293873	8.692032	2,298,565.5669
01/01/2012 to 12/31/2012	8.692032	9.910548	2,198,882.1305
01/01/2013 to 12/31/2013	9.910548	12.171696	2,115,270.3274
01/01/2014 to 12/31/2014	12.171696	12.711828	2,187,761.6033
01/01/2015 to 12/31/2015	12.711828	12.384491	2,052,359.7128
01/01/2016 to 12/31/2016	12.384491	13.246649	1,919,417.5086
01/01/2017 to 12/31/2017	13.246649	15.780524	1,863,570.5957
01/01/2018 to 12/31/2018	15.780524	14.596011	1,540,150.3886
01/01/2019 to 12/31/2019	14.596011	17.715202	1,334,914.7481
01/01/2020 to 12/31/2020	17.715202	20.332972	1,201,256.6593
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.093560	8.516420	831,766.1313
01/01/2012 to 12/31/2012	8.516420	9.815118	808,227.7513
01/01/2013 to 12/31/2013	9.815118	12.505165	684,554.2635
01/01/2014 to 12/31/2014	12.505165	13.280559	521,223.5723
01/01/2015 to 12/31/2015	13.280559	13.883413	453,337.8650
01/01/2016 to 12/31/2016	13.883413	14.869085	431,032.6643
01/01/2017 to 12/31/2017	14.869085	18.670234	374,357.9478
01/01/2018 to 12/31/2018	18.670234	18.234639	358,178.1008
01/01/2019 to 12/31/2019	18.234639	23.331033	339,226.8161
01/01/2020 to 12/31/2020	23.331033	34.728001	308,538.0600
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CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.013393	9.849039	2,618,581.9347
01/01/2012 to 12/31/2012	9.849039	10.715470	2,501,258.9870
01/01/2013 to 12/31/2013	10.715470	11.941314	2,160,608.9550
01/01/2014 to 12/31/2014	11.941314	12.436859	1,860,314.6672
01/01/2015 to 12/31/2015	12.436859	12.120242	1,669,071.8352
01/01/2016 to 12/31/2016	12.120242	12.732512	1,548,673.0621
01/01/2017 to 12/31/2017	12.732512	14.120348	1,484,480.9308
01/01/2018 to 12/31/2018	14.120348	13.386754	1,404,131.4155
01/01/2019 to 12/31/2019	13.386754	15.264588	1,275,319.5773
01/01/2020 to 12/31/2020	15.264588	16.930672	1,142,590.8745
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2011 to 12/31/2011	10.342692	10.571835	194,492.2275
01/01/2012 to 12/31/2012	10.571835	11.472543	649,362.1331
01/01/2013 to 12/31/2013	11.472543	10.880300	444,089.8963
01/01/2014 to 12/31/2014	10.880300	11.107839	402,497.8660
01/01/2015 to 12/31/2015	11.107839	9.860295	282,877.2832
01/01/2016 to 12/31/2016	9.860295	10.546963	128,619.8310
01/01/2017 to 12/31/2017	10.546963	11.369123	117,857.5489
01/01/2018 to 12/31/2018	11.369123	10.451084	105,913.1459
01/01/2019 to 12/31/2019	10.451084	12.302975	93,070.2002
01/01/2020 to 12/31/2020	12.302975	12.442122	91,720.3884
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997973	9.539540	352,279.2488
01/01/2012 to 12/31/2012	9.539540	10.219693	747,193.7040
01/01/2013 to 12/31/2013	10.219693	11.066570	828,334.2350
01/01/2014 to 12/31/2014	11.066570	11.506402	825,611.4234
01/01/2015 to 12/31/2015	11.506402	11.283193	507,037.3595
01/01/2016 to 12/31/2016	11.283193	11.567222	216,666.0287
01/01/2017 to 12/31/2017	11.567222	12.867054	191,679.8328
01/01/2018 to 12/31/2018	12.867054	11.722540	168,303.7944
01/01/2019 to 12/31/2019	11.722540	13.881206	166,881.6182
01/01/2020 to 12/31/2020	13.881206	14.213474	201,920.4875
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.466818	19.558805	197,355.8982
01/01/2012 to 12/31/2012	19.558805	22.374561	202,120.7907
01/01/2013 to 12/31/2013	22.374561	24.014481	171,264.3456
01/01/2014 to 12/31/2014	24.014481	24.351133	93,556.9744
01/01/2015 to 12/31/2015	24.351133	22.937275	89,207.5174
01/01/2016 to 12/31/2016	22.937275	25.664326	108,109.3517
01/01/2017 to 12/31/2017	25.664326	27.150222	102,246.7841
01/01/2018 to 12/31/2018	27.150222	25.884071	60,543.3835
01/01/2019 to 12/31/2019	25.884071	29.183773	119,709.5241
01/01/2020 to 12/31/2020	29.183773	30.797799	53,550.1705
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.286480	10.440030	636,686.1820
01/01/2012 to 12/31/2012	10.440030	11.963387	572,037.0872
01/01/2013 to 12/31/2013	11.963387	15.209528	553,986.7993
01/01/2014 to 12/31/2014	15.209528	15.690490	534,645.3396
01/01/2015 to 12/31/2015	15.690490	15.093531	459,865.3137
01/01/2016 to 12/31/2016	15.093531	16.147177	427,022.3660
01/01/2017 to 12/31/2017	16.147177	19.487650	408,821.1575
01/01/2018 to 12/31/2018	19.487650	17.203094	388,708.8888
01/01/2019 to 12/31/2019	17.203094	21.528815	365,697.2599
01/01/2020 to 12/31/2020	21.528815	25.130022	339,481.0006
12

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997973	9.355023	309,437.1733
01/01/2012 to 12/31/2012	9.355023	10.386393	663,385.9325
01/01/2013 to 12/31/2013	10.386393	11.660351	740,576.9294
01/01/2014 to 12/31/2014	11.660351	12.551026	998,124.7857
01/01/2015 to 12/31/2015	12.551026	11.817320	729,013.2601
01/01/2016 to 12/31/2016	11.817320	12.571123	613,430.7455
01/01/2017 to 12/31/2017	12.571123	14.603857	599,174.9634
01/01/2018 to 12/31/2018	14.603857	13.279294	551,859.2273
01/01/2019 to 12/31/2019	13.279294	16.107897	509,006.4858
01/01/2020 to 12/31/2020	16.107897	17.791761	458,876.2563
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.069739	15.251803	235,504.0994
01/01/2012 to 12/31/2012	15.251803	17.663668	192,145.4691
01/01/2013 to 12/31/2013	17.663668	22.966386	160,529.4744
01/01/2014 to 12/31/2014	22.966386	22.932126	138,752.0290
01/01/2015 to 12/31/2015	22.932126	21.294178	120,078.1754
01/01/2016 to 12/31/2016	21.294178	27.437578	106,499.9007
01/01/2017 to 12/31/2017	27.437578	30.087375	88,736.4467
01/01/2018 to 12/31/2018	30.087375	25.033751	84,371.5468
01/01/2019 to 12/31/2019	25.033751	31.646794	75,347.7503
01/01/2020 to 12/31/2020	31.646794	30.887283	75,008.2776
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.311772	9.825787	385,528.7110
01/01/2012 to 12/31/2012	9.825787	11.467276	411,662.2052
01/01/2013 to 12/31/2013	11.467276	10.696331	459,275.4688
01/01/2014 to 12/31/2014	10.696331	9.815497	479,248.7075
01/01/2015 to 12/31/2015	9.815497	8.304547	460,634.5534
01/01/2016 to 12/31/2016	8.304547	9.090023	397,904.0184
01/01/2017 to 12/31/2017	9.090023	11.451886	352,235.4244
01/01/2018 to 12/31/2018	11.451886	9.646634	361,065.3819
01/01/2019 to 12/31/2019	9.646634	11.434745	323,569.4491
01/01/2020 to 12/31/2020	11.434745	14.288775	278,997.8366
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.191636	10.206128	30,777.2013
01/01/2012 to 12/31/2012	10.206128	10.752489	35,712.7710
01/01/2013 to 12/31/2013	10.752489	10.960322	68,516.6274
01/01/2014 to 12/31/2014	10.960322	10.838614	69,113.2659
01/01/2015 to 12/31/2015	10.838614	10.551088	68,944.3586
01/01/2016 to 12/31/2016	10.551088	11.317732	62,081.3627
01/01/2017 to 12/31/2017	11.317732	11.519422	51,599.9142
01/01/2018 to 12/31/2018	11.519422	11.342233	79,865.8053
01/01/2019 to 12/31/2019	11.342233	11.916855	73,525.7047
01/01/2020 to 12/31/2020	11.916855	11.939053	70,901.9603
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987467	9.737301	62,015.5923
01/01/2012 to 12/31/2012	9.737301	9.978243	79,206.0840
01/01/2013 to 12/31/2013	9.978243	9.909038	275,599.5831
01/01/2014 to 12/31/2014	9.909038	9.830297	320,065.8619
01/01/2015 to 12/31/2015	9.830297	9.590033	357,300.8033
01/01/2016 to 12/31/2016	9.590033	9.709237	462,735.4924
01/01/2017 to 12/31/2017	9.709237	9.658676	503,892.2594
01/01/2018 to 12/31/2018	9.658676	9.522057	469,025.2339
01/01/2019 to 12/31/2019	9.522057	9.780866	479,916.7048
01/01/2020 to 12/31/2020	9.780866	9.804963	448,224.2848
13

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.109598	11.848773	83,441.0564
01/01/2012 to 12/31/2012	11.848773	13.292212	93,982.0847
01/01/2013 to 12/31/2013	13.292212	13.183930	65,253.7063
01/01/2014 to 12/31/2014	13.183930	13.089869	53,065.6031
01/01/2015 to 12/31/2015	13.089869	12.315359	57,789.8112
01/01/2016 to 12/31/2016	12.315359	12.195355	56,860.6044
01/01/2017 to 12/31/2017	12.195355	11.989160	60,349.5398
01/01/2018 to 12/31/2018	11.989160	11.886266	56,963.0567
01/01/2019 to 12/31/2019	11.886266	11.804629	56,035.4297
01/01/2020 to 12/31/2020	11.804629	10.903147	57,934.4706
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.839867	12.827651	134,108.4413
01/01/2012 to 12/31/2012	12.827651	15.863844	120,521.6061
01/01/2013 to 12/31/2013	15.863844	16.125203	116,907.5551
01/01/2014 to 12/31/2014	16.125203	17.929838	126,312.0232
01/01/2015 to 12/31/2015	17.929838	17.354469	116,485.6113
01/01/2016 to 12/31/2016	17.354469	17.185300	90,945.1857
01/01/2017 to 12/31/2017	17.185300	18.684026	82,544.7922
01/01/2018 to 12/31/2018	18.684026	16.753995	81,435.2382
01/01/2019 to 12/31/2019	16.753995	20.527481	63,437.0689
01/01/2020 to 12/31/2020	20.527481	19.139134	72,503.8214
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.138699	16.110007	322,082.9293
01/01/2012 to 12/31/2012	16.110007	20.439093	287,560.8558
01/01/2013 to 12/31/2013	20.439093	26.182208	291,990.4142
01/01/2014 to 12/31/2014	26.182208	24.214073	312,730.7499
01/01/2015 to 12/31/2015	24.214073	22.695265	306,115.3898
01/01/2016 to 12/31/2016	22.695265	24.101193	299,224.8851
01/01/2017 to 12/31/2017	24.101193	30.860299	252,462.8424
01/01/2018 to 12/31/2018	30.860299	23.029586	336,104.9926
01/01/2019 to 12/31/2019	23.029586	28.150546	301,904.4526
01/01/2020 to 12/31/2020	28.150546	29.047507	311,706.7685
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010638	1.044753	4,006,077.9589
01/01/2013 to 12/31/2013	1.044753	1.044689	2,699,962.1183
01/01/2014 to 12/31/2014	1.044689	1.082773	2,415,585.9911
01/01/2015 to 12/31/2015	1.082773	1.018227	2,313,542.3346
01/01/2016 to 12/31/2016	1.018227	1.116680	1,196,489.2564
01/01/2017 to 12/31/2017	1.116680	1.205899	1,115,825.5817
01/01/2018 to 12/31/2018	1.205899	1.107503	1,024,625.5115
01/01/2019 to 12/31/2019	1.107503	1.253326	912,972.2455
01/01/2020 to 12/31/2020	1.253326	1.355001	771,550.2347
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.037209	9.707455	221,198.6694
01/01/2012 to 12/31/2012	9.707455	11.285093	259,308.5992
01/01/2013 to 12/31/2013	11.285093	14.998753	181,859.2466
01/01/2014 to 12/31/2014	14.998753	16.094940	194,555.7836
01/01/2015 to 12/31/2015	16.094940	14.856471	203,521.8180
01/01/2016 to 12/31/2016	14.856471	17.106924	193,127.2679
01/01/2017 to 12/31/2017	17.106924	19.820694	182,200.6235
01/01/2018 to 12/31/2018	19.820694	17.090500	172,743.3138
01/01/2019 to 12/31/2019	17.090500	20.964136	164,477.4850
01/01/2020 to 12/31/2020	20.964136	20.474650	177,256.9059
14

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.256580	14.815549	140,902.7844
01/01/2012 to 12/31/2012	14.815549	17.193866	116,291.6048
01/01/2013 to 12/31/2013	17.193866	23.660099	139,926.8485
01/01/2014 to 12/31/2014	23.660099	25.063801	129,649.3245
01/01/2015 to 12/31/2015	25.063801	24.183668	128,113.7460
01/01/2016 to 12/31/2016	24.183668	26.455032	142,113.5655
01/01/2017 to 12/31/2017	26.455032	32.550694	127,445.8082
01/01/2018 to 12/31/2018	32.550694	29.059788	88,030.4647
01/01/2019 to 12/31/2019	29.059788	35.490326	86,783.2373
01/01/2020 to 12/31/2020	35.490326	54.614165	68,644.1437
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.982397	10.415288	344,985.8777
01/01/2014 to 12/31/2014	10.415288	10.745007	412,219.3625
01/01/2015 to 12/31/2015	10.745007	10.598990	404,777.8593
01/01/2016 to 12/31/2016	10.598990	10.636730	401,620.7668
01/01/2017 to 12/31/2017	10.636730	10.788096	414,734.3027
01/01/2018 to 12/31/2018	10.788096	10.591556	404,308.5633
01/01/2019 to 12/31/2019	10.591556	11.251539	398,039.6940
01/01/2020 to 12/31/2020	11.251539	11.916465	392,601.5294
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.231419	10.625827	349,224.0736
01/01/2012 to 12/31/2012	10.625827	10.942791	344,397.4313
01/01/2013 to 04/26/2013	10.942791	10.914101	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012693	1.046793	582,495.0331
01/01/2013 to 12/31/2013	1.046793	1.140507	1,332,248.2536
01/01/2014 to 12/31/2014	1.140507	1.197703	1,690,888.6577
01/01/2015 to 12/31/2015	1.197703	1.186262	1,398,771.5095
01/01/2016 to 12/31/2016	1.186262	1.198324	1,263,232.6453
01/01/2017 to 12/31/2017	1.198324	1.372380	1,112,126.9255
01/01/2018 to 12/31/2018	1.372380	1.250258	1,221,743.4082
01/01/2019 to 12/31/2019	1.250258	1.434921	982,453.2885
01/01/2020 to 12/31/2020	1.434921	1.580764	912,134.4332
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996789	1.037181	38,822.6247
01/01/2015 to 12/31/2015	1.037181	1.008153	63,315.5111
01/01/2016 to 12/31/2016	1.008153	1.009417	58,063.5511
01/01/2017 to 12/31/2017	1.009417	1.144449	302,910.4811
01/01/2018 to 04/30/2018	1.144449	1.114436	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.771469	12.351922	173,535.4128
01/01/2012 to 12/31/2012	12.351922	14.177242	158,632.3990
01/01/2013 to 12/31/2013	14.177242	16.301216	105,471.3474
01/01/2014 to 12/31/2014	16.301216	16.557238	96,177.3037
01/01/2015 to 12/31/2015	16.557238	16.453276	94,162.0457
01/01/2016 to 12/31/2016	16.453276	16.923287	91,343.2779
01/01/2017 to 12/31/2017	16.923287	20.430078	79,543.3362
01/01/2018 to 12/31/2018	20.430078	18.973041	76,099.3596
01/01/2019 to 12/31/2019	18.973041	23.751945	75,247.5044
01/01/2020 to 12/31/2020	23.751945	26.763411	62,695.2187
15

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.233279	7.331562	460,281.6600
01/01/2012 to 12/31/2012	7.331562	8.528399	343,099.2520
01/01/2013 to 12/31/2013	8.528399	12.189990	397,926.1797
01/01/2014 to 12/31/2014	12.189990	14.227397	560,672.3239
01/01/2015 to 12/31/2015	14.227397	13.402810	541,465.0238
01/01/2016 to 12/31/2016	13.402810	13.509808	458,699.6481
01/01/2017 to 12/31/2017	13.509808	15.704357	384,292.2854
01/01/2018 to 12/31/2018	15.704357	14.326837	342,630.5402
01/01/2019 to 12/31/2019	14.326837	17.379049	294,542.3375
01/01/2020 to 12/31/2020	17.379049	22.558033	241,603.2540
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	136.590360	123.974133	7,490.6079
01/01/2012 to 12/31/2012	123.974133	149.089951	10,662.1210
01/01/2013 to 12/31/2013	149.089951	188.487955	10,429.1456
01/01/2014 to 04/25/2014	188.487955	195.995813	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.523369	6.926195	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.077368	1.123121	568,888.3985
01/01/2014 to 12/31/2014	1.123121	1.204640	941,093.0607
01/01/2015 to 12/31/2015	1.204640	1.168227	325,545.0933
01/01/2016 to 12/31/2016	1.168227	1.196832	235,978.5831
01/01/2017 to 12/31/2017	1.196832	1.357585	174,328.6390
01/01/2018 to 12/31/2018	1.357585	1.236814	99,875.3876
01/01/2019 to 12/31/2019	1.236814	1.477747	78,453.6473
01/01/2020 to 12/31/2020	1.477747	1.545718	42,787.9189
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.888670	12.173685	233,062.7805
01/01/2012 to 12/31/2012	12.173685	13.945926	222,577.2471
01/01/2013 to 12/31/2013	13.945926	16.326750	210,649.9065
01/01/2014 to 12/31/2014	16.326750	14.913597	180,788.3226
01/01/2015 to 12/31/2015	14.913597	14.380504	167,935.2549
01/01/2016 to 12/31/2016	14.380504	13.993329	166,810.9999
01/01/2017 to 12/31/2017	13.993329	17.605395	157,023.4900
01/01/2018 to 12/31/2018	17.605395	14.862170	158,580.4187
01/01/2019 to 12/31/2019	14.862170	18.720776	148,632.6059
01/01/2020 to 12/31/2020	18.720776	20.768776	149,934.0313
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999747	1.032376	0.0000
01/01/2015 to 12/31/2015	1.032376	0.957942	34,093.0949
01/01/2016 to 12/31/2016	0.957942	1.044987	69,844.8476
01/01/2017 to 12/31/2017	1.044987	1.155124	270,506.0068
01/01/2018 to 12/31/2018	1.155124	1.047753	244,075.2665
01/01/2019 to 12/31/2019	1.047753	1.254771	237,082.6971
01/01/2020 to 12/31/2020	1.254771	1.377646	300,319.6904
16

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.308523	14.520839	1,022,796.2133
01/01/2012 to 12/31/2012	14.520839	15.554886	945,363.8478
01/01/2013 to 12/31/2013	15.554886	13.853433	842,255.5200
01/01/2014 to 12/31/2014	13.853433	13.992948	745,816.6187
01/01/2015 to 12/31/2015	13.992948	13.309223	663,618.2658
01/01/2016 to 12/31/2016	13.309223	13.716432	630,271.1672
01/01/2017 to 12/31/2017	13.716432	13.932643	679,956.1851
01/01/2018 to 12/31/2018	13.932643	13.346394	665,506.8757
01/01/2019 to 12/31/2019	13.346394	14.185339	618,373.6338
01/01/2020 to 12/31/2020	14.185339	15.531880	598,127.8828
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.682349	15.883636	1,838,187.0889
01/01/2012 to 12/31/2012	15.883636	17.036445	1,772,195.0198
01/01/2013 to 12/31/2013	17.036445	16.403823	1,584,905.7695
01/01/2014 to 12/31/2014	16.403823	16.778165	1,539,374.2815
01/01/2015 to 12/31/2015	16.778165	16.471443	1,257,883.6712
01/01/2016 to 12/31/2016	16.471443	16.591508	1,133,089.4917
01/01/2017 to 12/31/2017	16.591508	17.021286	1,203,065.2314
01/01/2018 to 12/31/2018	17.021286	16.669187	1,299,361.3902
01/01/2019 to 12/31/2019	16.669187	17.748313	1,168,688.3463
01/01/2020 to 12/31/2020	17.748313	18.905370	1,246,471.2324
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214840	10.719329	1,913.9628
01/01/2014 to 12/31/2014	10.719329	11.432127	2,227.5510
01/01/2015 to 12/31/2015	11.432127	11.082129	4,295.6872
01/01/2016 to 12/31/2016	11.082129	11.375720	3,463.1648
01/01/2017 to 12/31/2017	11.375720	13.007310	10,763.4027
01/01/2018 to 04/30/2018	13.007310	12.422165	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010671	1.064850	576,879.1441
01/01/2013 to 12/31/2013	1.064850	1.151025	1,003,820.2228
01/01/2014 to 12/31/2014	1.151025	1.217374	1,112,704.1304
01/01/2015 to 12/31/2015	1.217374	1.184553	971,100.2945
01/01/2016 to 12/31/2016	1.184553	1.228578	757,545.9222
01/01/2017 to 12/31/2017	1.228578	1.378547	852,085.5689
01/01/2018 to 12/31/2018	1.378547	1.225619	847,044.6128
01/01/2019 to 12/31/2019	1.225619	1.461741	791,997.0194
01/01/2020 to 12/31/2020	1.461741	1.465117	749,282.6630
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.409705	11.319849	1,760,346.6347
01/01/2012 to 12/31/2012	11.319849	12.538608	1,806,528.1608
01/01/2013 to 12/31/2013	12.538608	13.900502	1,678,780.3957
01/01/2014 to 12/31/2014	13.900502	14.438774	1,358,600.6096
01/01/2015 to 12/31/2015	14.438774	13.895827	1,331,555.4372
01/01/2016 to 12/31/2016	13.895827	14.430145	1,273,694.2411
01/01/2017 to 12/31/2017	14.430145	16.413141	1,203,174.9295
01/01/2018 to 12/31/2018	16.413141	15.060229	1,135,806.9616
01/01/2019 to 12/31/2019	15.060229	17.683263	1,036,141.2069
01/01/2020 to 12/31/2020	17.683263	19.064148	906,103.6538
17

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.997693	10.566641	189,441.6942
01/01/2012 to 12/31/2012	10.566641	11.931151	234,295.7420
01/01/2013 to 12/31/2013	11.931151	13.829212	265,006.6375
01/01/2014 to 12/31/2014	13.829212	14.305952	235,134.1594
01/01/2015 to 12/31/2015	14.305952	13.719145	234,247.2021
01/01/2016 to 12/31/2016	13.719145	14.394199	227,623.8580
01/01/2017 to 12/31/2017	14.394199	16.905948	225,357.8058
01/01/2018 to 12/31/2018	16.905948	15.142799	201,122.7717
01/01/2019 to 12/31/2019	15.142799	18.201519	193,692.6464
01/01/2020 to 12/31/2020	18.201519	19.787546	185,697.5829
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.932127	44.225853	120,233.0583
01/01/2012 to 12/31/2012	44.225853	51.215775	110,442.4109
01/01/2013 to 12/31/2013	51.215775	67.258778	106,100.8188
01/01/2014 to 12/31/2014	67.258778	74.794570	109,773.1223
01/01/2015 to 12/31/2015	74.794570	70.790557	99,191.5386
01/01/2016 to 12/31/2016	70.790557	80.572923	81,508.3160
01/01/2017 to 12/31/2017	80.572923	92.506519	71,560.2426
01/01/2018 to 12/31/2018	92.506519	82.485119	76,304.7303
01/01/2019 to 12/31/2019	82.485119	102.444612	71,165.0168
01/01/2020 to 12/31/2020	102.444612	103.447257	72,153.8373
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.033512	9.687665	633,027.5724
01/01/2012 to 12/31/2012	9.687665	10.810320	584,718.9375
01/01/2013 to 12/31/2013	10.810320	14.494085	515,761.7297
01/01/2014 to 12/31/2014	14.494085	16.046040	434,010.1661
01/01/2015 to 12/31/2015	16.046040	16.803125	370,571.1812
01/01/2016 to 12/31/2016	16.803125	17.520416	370,387.7374
01/01/2017 to 12/31/2017	17.520416	21.456134	339,063.1397
01/01/2018 to 12/31/2018	21.456134	20.599114	261,731.2624
01/01/2019 to 12/31/2019	20.599114	26.504019	237,155.2988
01/01/2020 to 12/31/2020	26.504019	32.239422	203,688.0040
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	24.132147	22.814534	54,690.6920
01/01/2012 to 12/31/2012	22.814534	25.685574	47,574.6578
01/01/2013 to 12/31/2013	25.685574	32.856314	58,474.5437
01/01/2014 to 12/31/2014	32.856314	35.364398	64,480.0213
01/01/2015 to 12/31/2015	35.364398	31.598087	68,078.9701
01/01/2016 to 12/31/2016	31.598087	35.828123	37,384.2370
01/01/2017 to 12/31/2017	35.828123	38.505891	29,718.4652
01/01/2018 to 12/31/2018	38.505891	33.960854	19,656.6284
01/01/2019 to 12/31/2019	33.960854	43.001560	18,153.9148
01/01/2020 to 12/31/2020	43.001560	45.435801	19,613.0682
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.063597	13.857334	104,616.7663
01/01/2012 to 12/31/2012	13.857334	16.066470	110,289.5772
01/01/2013 to 12/31/2013	16.066470	20.921723	109,509.2878
01/01/2014 to 12/31/2014	20.921723	23.255219	103,296.7793
01/01/2015 to 12/31/2015	23.255219	20.747163	96,394.4263
01/01/2016 to 12/31/2016	20.747163	23.051915	92,476.2046
01/01/2017 to 12/31/2017	23.051915	25.072407	84,752.0464
01/01/2018 to 12/31/2018	25.072407	21.339236	90,781.6264
01/01/2019 to 12/31/2019	21.339236	28.391441	76,707.4088
01/01/2020 to 12/31/2020	28.391441	28.626196	76,696.9625
18

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2011 to 12/31/2011	9.997973	10.722898	82,845.3598
01/01/2012 to 12/31/2012	10.722898	10.856793	105,890.5125
01/01/2013 to 12/31/2013	10.856793	10.176098	98,935.5833
01/01/2014 to 12/31/2014	10.176098	10.744452	115,728.1628
01/01/2015 to 12/31/2015	10.744452	10.592865	75,724.1265
01/01/2016 to 12/31/2016	10.592865	10.535681	137,489.0202
01/01/2017 to 12/31/2017	10.535681	10.611992	155,734.6465
01/01/2018 to 12/31/2018	10.611992	10.409652	41,715.7486
01/01/2019 to 12/31/2019	10.409652	10.984607	38,833.0691
01/01/2020 to 12/31/2020	10.984607	11.610528	22,711.8016
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.951477	9.793596	572,850.4130
01/01/2014 to 12/31/2014	9.793596	9.292629	551,792.5100
01/01/2015 to 12/31/2015	9.292629	8.924312	475,328.2249
01/01/2016 to 12/31/2016	8.924312	9.203219	431,162.8546
01/01/2017 to 12/31/2017	9.203219	12.187349	380,670.4692
01/01/2018 to 12/31/2018	12.187349	9.906067	315,800.5837
01/01/2019 to 12/31/2019	9.906067	12.875879	287,459.9380
01/01/2020 to 12/31/2020	12.875879	15.958364	234,409.8211
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.864145	7.458837	693,459.1330
01/01/2012 to 12/31/2012	7.458837	8.598458	687,462.1157
01/01/2013 to 04/26/2013	8.598458	8.905057	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.128233	9.943078	775,134.2392
01/01/2012 to 12/31/2012	9.943078	9.759823	647,967.8518
01/01/2013 to 12/31/2013	9.759823	9.580917	588,291.5567
01/01/2014 to 12/31/2014	9.580917	9.405291	826,579.3466
01/01/2015 to 12/31/2015	9.405291	9.232884	588,302.4525
01/01/2016 to 12/31/2016	9.232884	9.073801	405,871.3212
01/01/2017 to 12/31/2017	9.073801	8.964457	318,566.1685
01/01/2018 to 12/31/2018	8.964457	8.935536	409,834.4287
01/01/2019 to 12/31/2019	8.935536	8.936490	277,974.4459
01/01/2020 to 12/31/2020	8.936490	8.789090	231,854.2927
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.392467	13.616251	79,673.9170
01/01/2015 to 12/31/2015	13.616251	13.288384	46,188.7950
01/01/2016 to 12/31/2016	13.288384	13.635755	90,769.0247
01/01/2017 to 12/31/2017	13.635755	14.314495	80,081.8853
01/01/2018 to 12/31/2018	14.314495	13.683796	108,236.7825
01/01/2019 to 12/31/2019	13.683796	15.009523	112,735.8924
01/01/2020 to 12/31/2020	15.009523	16.135879	90,655.7867
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.756596	11.746461	2,223,052.4513
01/01/2012 to 12/31/2012	11.746461	12.788163	2,001,634.7962
01/01/2013 to 12/31/2013	12.788163	13.693588	1,481,131.1240
01/01/2014 to 04/25/2014	13.693588	13.786685	0.0000
19

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.819527	11.589772	3,611,199.6196
01/01/2012 to 12/31/2012	11.589772	12.786266	3,405,425.9753
01/01/2013 to 12/31/2013	12.786266	14.337516	3,003,169.9737
01/01/2014 to 04/25/2014	14.337516	14.380594	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.973059	14.320385	3,483,340.7352
01/01/2015 to 12/31/2015	14.320385	13.906986	2,935,954.2102
01/01/2016 to 12/31/2016	13.906986	14.483189	2,659,143.6973
01/01/2017 to 12/31/2017	14.483189	15.731619	2,449,425.0087
01/01/2018 to 12/31/2018	15.731619	14.762071	2,135,723.1152
01/01/2019 to 12/31/2019	14.762071	16.751583	2,029,451.5841
01/01/2020 to 12/31/2020	16.751583	18.258793	1,899,143.4014
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.603890	11.197649	7,583,100.5300
01/01/2012 to 12/31/2012	11.197649	12.522590	6,933,156.0682
01/01/2013 to 12/31/2013	12.522590	14.680262	6,436,376.3203
01/01/2014 to 04/25/2014	14.680262	14.680058	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.369533	14.838306	6,354,731.2224
01/01/2015 to 12/31/2015	14.838306	14.381624	5,685,190.1303
01/01/2016 to 12/31/2016	14.381624	15.121141	5,244,194.7640
01/01/2017 to 12/31/2017	15.121141	17.031597	4,904,133.5629
01/01/2018 to 12/31/2018	17.031597	15.693758	4,588,266.3562
01/01/2019 to 12/31/2019	15.693758	18.398508	4,331,671.1557
01/01/2020 to 12/31/2020	18.398508	20.561818	3,962,065.1076
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.492124	10.844888	2,161,788.3290
01/01/2012 to 12/31/2012	10.844888	12.318535	2,009,508.9828
01/01/2013 to 12/31/2013	12.318535	15.226579	2,217,690.1765
01/01/2014 to 04/25/2014	15.226579	15.143557	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.559131	9.219053	724,814.9956
01/01/2012 to 12/31/2012	9.219053	10.508312	526,164.1936
01/01/2013 to 04/26/2013	10.508312	11.296594	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.343608	14.896993	2,862,699.4580
01/01/2015 to 12/31/2015	14.896993	14.375859	2,569,538.9406
01/01/2016 to 12/31/2016	14.375859	15.261210	2,397,296.5428
01/01/2017 to 12/31/2017	15.261210	17.853113	2,221,856.0106
01/01/2018 to 12/31/2018	17.853113	16.102433	2,072,804.6918
01/01/2019 to 12/31/2019	16.102433	19.558050	1,850,550.3041
01/01/2020 to 12/31/2020	19.558050	22.384651	1,645,682.3741
20

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.280010	13.883244	184,558.0210
01/01/2012 to 12/31/2012	13.883244	15.205726	171,250.4482
01/01/2013 to 12/31/2013	15.205726	20.376869	178,721.5379
01/01/2014 to 12/31/2014	20.376869	20.338167	159,739.0145
01/01/2015 to 12/31/2015	20.338167	18.035670	148,956.4260
01/01/2016 to 12/31/2016	18.035670	21.715679	135,877.5895
01/01/2017 to 12/31/2017	21.715679	23.992005	122,805.0808
01/01/2018 to 12/31/2018	23.992005	20.389893	108,956.8243
01/01/2019 to 12/31/2019	20.389893	24.707736	98,030.3874
01/01/2020 to 12/31/2020	24.707736	25.704126	96,133.8428
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.076373	14.039305	32,054.7751
01/01/2012 to 12/31/2012	14.039305	16.248019	40,549.3823
01/01/2013 to 12/31/2013	16.248019	20.352900	110,829.6027
01/01/2014 to 12/31/2014	20.352900	18.642214	101,235.9986
01/01/2015 to 12/31/2015	18.642214	19.353701	91,359.0668
01/01/2016 to 12/31/2016	19.353701	20.105920	90,581.5080
01/01/2017 to 12/31/2017	20.105920	25.748262	84,708.9829
01/01/2018 to 12/31/2018	25.748262	20.076639	88,113.8218
01/01/2019 to 12/31/2019	20.076639	24.248482	89,138.7449
01/01/2020 to 12/31/2020	24.248482	25.895305	85,276.0174
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.601765	21.921747	98,474.5569
01/01/2017 to 12/31/2017	21.921747	25.569066	93,694.8718
01/01/2018 to 12/31/2018	25.569066	25.009170	26,110.0500
01/01/2019 to 12/31/2019	25.009170	32.074219	27,840.1391
01/01/2020 to 12/31/2020	32.074219	34.939142	26,172.2008
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.401179	16.250555	13,333.8716
01/01/2012 to 12/31/2012	16.250555	17.606464	20,179.4706
01/01/2013 to 12/31/2013	17.606464	22.937983	20,663.3503
01/01/2014 to 12/31/2014	22.937983	24.979056	19,867.3121
01/01/2015 to 12/31/2015	24.979056	24.459713	14,056.3577
01/01/2016 to 04/29/2016	24.459713	24.576063	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.314837	11.584307	710,262.1315
01/01/2012 to 12/31/2012	11.584307	12.815171	609,649.4651
01/01/2013 to 12/31/2013	12.815171	16.798343	587,225.0780
01/01/2014 to 12/31/2014	16.798343	18.213110	522,883.6377
01/01/2015 to 12/31/2015	18.213110	18.284506	451,235.4104
01/01/2016 to 12/31/2016	18.284506	19.233148	341,833.2532
01/01/2017 to 12/31/2017	19.233148	22.454000	310,898.9995
01/01/2018 to 12/31/2018	22.454000	21.985185	270,830.9083
01/01/2019 to 12/31/2019	21.985185	28.223392	240,334.1055
01/01/2020 to 12/31/2020	28.223392	30.774378	220,834.1589
21

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.424852	17.143839	53,906.5048
01/01/2014 to 12/31/2014	17.143839	18.659961	50,018.4403
01/01/2015 to 12/31/2015	18.659961	18.794945	41,925.7846
01/01/2016 to 12/31/2016	18.794945	19.402048	40,772.0376
01/01/2017 to 12/31/2017	19.402048	23.796996	35,835.2747
01/01/2018 to 12/31/2018	23.796996	21.979897	29,810.1998
01/01/2019 to 12/31/2019	21.979897	28.662602	24,614.7057
01/01/2020 to 12/31/2020	28.662602	36.966445	21,558.1838
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.070208	12.781608	61,966.7449
01/01/2012 to 12/31/2012	12.781608	13.301322	64,138.2865
01/01/2013 to 04/26/2013	13.301322	14.332215	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.842929	11.652065	312,820.4525
01/01/2012 to 12/31/2012	11.652065	13.216751	457,405.2528
01/01/2013 to 12/31/2013	13.216751	17.740395	464,972.6060
01/01/2014 to 12/31/2014	17.740395	18.937882	405,841.2960
01/01/2015 to 12/31/2015	18.937882	20.550137	352,691.9798
01/01/2016 to 12/31/2016	20.550137	20.147267	341,799.1687
01/01/2017 to 12/31/2017	20.147267	27.095158	293,571.1733
01/01/2018 to 12/31/2018	27.095158	26.625979	342,186.5256
01/01/2019 to 12/31/2019	26.625979	34.631534	315,470.8756
01/01/2020 to 12/31/2020	34.631534	53.161062	248,442.3425
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.810117	7.372835	184,615.6323
01/01/2012 to 12/31/2012	7.372835	8.154149	165,750.0438
01/01/2013 to 04/26/2013	8.154149	8.750456	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.050256	7.793885	252,498.3533
01/01/2012 to 04/27/2012	7.793885	8.755258	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.719838	15.484013	87,313.8019
01/01/2012 to 12/31/2012	15.484013	15.743288	201,698.3291
01/01/2013 to 12/31/2013	15.743288	15.057455	186,850.6952
01/01/2014 to 12/31/2014	15.057455	15.588494	192,520.5313
01/01/2015 to 12/31/2015	15.588494	15.294126	227,820.2395
01/01/2016 to 12/31/2016	15.294126	15.327044	294,238.3054
01/01/2017 to 12/31/2017	15.327044	15.488872	314,166.2855
01/01/2018 to 12/31/2018	15.488872	15.128748	304,118.2977
01/01/2019 to 12/31/2019	15.128748	16.090493	256,870.5414
01/01/2020 to 12/31/2020	16.090493	16.882869	261,106.2918
22

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.358764	15.699841	58,826.1789
01/01/2012 to 12/31/2012	15.699841	18.071495	69,156.8245
01/01/2013 to 12/31/2013	18.071495	23.550851	116,932.7381
01/01/2014 to 12/31/2014	23.550851	25.248964	112,142.0600
01/01/2015 to 12/31/2015	25.248964	24.122479	102,425.0939
01/01/2016 to 12/31/2016	24.122479	28.436031	99,485.8964
01/01/2017 to 12/31/2017	28.436031	32.272065	102,687.8016
01/01/2018 to 12/31/2018	32.272065	28.013764	106,100.1459
01/01/2019 to 12/31/2019	28.013764	34.523748	104,748.6803
01/01/2020 to 12/31/2020	34.523748	38.317917	107,798.3868
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.964646	10.259521	109,193.3624
01/01/2012 to 12/31/2012	10.259521	11.877164	137,595.5463
01/01/2013 to 12/31/2013	11.877164	14.158958	165,873.4006
01/01/2014 to 12/31/2014	14.158958	13.019476	203,230.5972
01/01/2015 to 12/31/2015	13.019476	12.613263	166,584.2630
01/01/2016 to 12/31/2016	12.613263	12.502000	184,652.5435
01/01/2017 to 12/31/2017	12.502000	15.285950	173,671.5830
01/01/2018 to 12/31/2018	15.285950	12.885054	186,696.8959
01/01/2019 to 12/31/2019	12.885054	15.378194	172,858.7401
01/01/2020 to 12/31/2020	15.378194	16.230312	215,722.4617
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.635105	15.623989	42,320.1293
01/01/2012 to 12/31/2012	15.623989	17.781579	68,794.3034
01/01/2013 to 12/31/2013	17.781579	24.110120	99,941.2553
01/01/2014 to 12/31/2014	24.110120	24.787674	106,532.2901
01/01/2015 to 12/31/2015	24.787674	23.229401	112,632.9348
01/01/2016 to 12/31/2016	23.229401	27.575434	117,614.4640
01/01/2017 to 12/31/2017	27.575434	30.942297	114,040.3251
01/01/2018 to 12/31/2018	30.942297	26.968326	126,377.8393
01/01/2019 to 12/31/2019	26.968326	33.146132	128,054.7715
01/01/2020 to 12/31/2020	33.146132	38.803257	124,164.7086
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.444426	11.418801	344,504.8009
01/01/2012 to 12/31/2012	11.418801	12.937763	490,505.8831
01/01/2013 to 12/31/2013	12.937763	16.726646	470,745.9142
01/01/2014 to 12/31/2014	16.726646	18.570883	474,256.5048
01/01/2015 to 12/31/2015	18.570883	18.396973	441,116.3003
01/01/2016 to 12/31/2016	18.396973	20.115452	456,299.1945
01/01/2017 to 12/31/2017	20.115452	23.940678	443,098.2052
01/01/2018 to 12/31/2018	23.940678	22.364086	529,182.3824
01/01/2019 to 12/31/2019	22.364086	28.716253	495,222.3432
01/01/2020 to 12/31/2020	28.716253	33.213411	456,536.2420
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.680742	20.596349	110,282.3551
01/01/2014 to 12/31/2014	20.596349	22.354329	105,643.1601
01/01/2015 to 12/31/2015	22.354329	21.864573	96,004.7288
01/01/2016 to 12/31/2016	21.864573	24.489259	92,327.4113
01/01/2017 to 12/31/2017	24.489259	28.268731	85,416.1825
01/01/2018 to 12/31/2018	28.268731	24.905858	92,179.9307
01/01/2019 to 12/31/2019	24.905858	31.746435	84,849.0865
01/01/2020 to 12/31/2020	31.746435	32.302550	88,789.2591
23

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.791473	8.583448	242,624.8883
01/01/2012 to 12/31/2012	8.583448	9.597810	241,882.5847
01/01/2013 to 04/26/2013	9.597810	10.498516	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.669209	19.508126	111,473.5151
01/01/2014 to 12/31/2014	19.508126	19.092967	91,152.7462
01/01/2015 to 12/31/2015	19.092967	18.814203	83,016.1674
01/01/2016 to 12/31/2016	18.814203	21.866683	74,609.3337
01/01/2017 to 12/31/2017	21.866683	24.791840	68,127.3468
01/01/2018 to 12/31/2018	24.791840	22.634857	59,916.5286
01/01/2019 to 12/31/2019	22.634857	28.754093	56,779.9089
01/01/2020 to 12/31/2020	28.754093	35.214282	51,949.2192
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.954891	13.906691	150,055.0158
01/01/2012 to 12/31/2012	13.906691	14.371972	147,313.8468
01/01/2013 to 04/26/2013	14.371972	15.560900	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.769833	8.522256	305,195.9393
01/01/2014 to 12/31/2014	8.522256	9.104423	317,498.0581
01/01/2015 to 12/31/2015	9.104423	9.877111	321,332.5965
01/01/2016 to 12/31/2016	9.877111	9.844586	337,886.1359
01/01/2017 to 12/31/2017	9.844586	12.900087	304,246.8396
01/01/2018 to 12/31/2018	12.900087	12.516155	279,705.4655
01/01/2019 to 12/31/2019	12.516155	16.045266	273,771.5218
01/01/2020 to 12/31/2020	16.045266	21.521725	213,897.6276
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.625790	5.860930	278,703.0019
01/01/2012 to 12/31/2012	5.860930	6.450107	237,094.8671
01/01/2013 to 04/26/2013	6.450107	6.735371	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.631121	15.240348	123,450.1159
01/01/2012 to 12/31/2012	15.240348	15.345209	137,780.3622
01/01/2013 to 12/31/2013	15.345209	16.684028	132,740.3802
01/01/2014 to 12/31/2014	16.684028	13.295055	136,421.4147
01/01/2015 to 12/31/2015	13.295055	8.775780	159,563.7489
01/01/2016 to 12/31/2016	8.775780	12.383154	142,690.2268
01/01/2017 to 12/31/2017	12.383154	12.066728	159,035.6270
01/01/2018 to 12/31/2018	12.066728	8.426792	165,359.3471
01/01/2019 to 12/31/2019	8.426792	9.293971	168,893.5670
01/01/2020 to 12/31/2020	9.293971	11.055302	158,146.4019
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	27.224047	28.153182	160,212.9780
01/01/2017 to 12/31/2017	28.153182	29.830992	162,541.0656
01/01/2018 to 12/31/2018	29.830992	28.102875	107,949.7621
01/01/2019 to 12/31/2019	28.102875	31.514717	97,738.0083
01/01/2020 to 12/31/2020	31.514717	32.981337	88,518.7117
24

CONDENSED FINANCIAL INFORMATION (continued)
1.85% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.442270	23.014253	153,659.3932
01/01/2012 to 12/31/2012	23.014253	25.515082	144,117.5183
01/01/2013 to 12/31/2013	25.515082	27.045951	172,091.8495
01/01/2014 to 12/31/2014	27.045951	27.832322	130,183.1508
01/01/2015 to 12/31/2015	27.832322	26.728019	123,293.7987
01/01/2016 to 04/29/2016	26.728019	27.499664	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.779927	28.753197	50,819.2835
01/01/2017 to 12/31/2017	28.753197	30.481672	34,280.9064
01/01/2018 to 12/31/2018	30.481672	28.748308	25,810.8214
01/01/2019 to 12/31/2019	28.748308	32.256285	23,480.2231
01/01/2020 to 12/31/2020	32.256285	33.808131	20,533.5683
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.277328	12.469565	75,130.4505
01/01/2012 to 12/31/2012	12.469565	13.641918	58,722.9086
01/01/2013 to 12/31/2013	13.641918	13.580801	128,479.0057
01/01/2014 to 12/31/2014	13.580801	13.924157	191,340.0759
01/01/2015 to 12/31/2015	13.924157	13.469712	190,157.8499
01/01/2016 to 04/29/2016	13.469712	13.783320	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.157228	16.697088	103,023.9107
01/01/2012 to 12/31/2012	16.697088	16.888930	116,813.3885
01/01/2013 to 12/31/2013	16.888930	16.429258	107,426.8695
01/01/2014 to 12/31/2014	16.429258	16.539392	94,362.7890
01/01/2015 to 12/31/2015	16.539392	16.286067	101,113.3327
01/01/2016 to 12/31/2016	16.286067	16.150821	97,343.2826
01/01/2017 to 12/31/2017	16.150821	16.121309	93,141.6924
01/01/2018 to 12/31/2018	16.121309	15.934584	88,765.2429
01/01/2019 to 12/31/2019	15.934584	16.546652	90,325.1425
01/01/2020 to 12/31/2020	16.546652	17.040351	78,966.0218
25

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.162767	10.471040	487,481.3915
01/01/2013 to 12/31/2013	10.471040	11.413428	505,857.8452
01/01/2014 to 12/31/2014	11.413428	12.015513	517,380.6890
01/01/2015 to 12/31/2015	12.015513	11.851726	553,057.7668
01/01/2016 to 12/31/2016	11.851726	12.040824	448,169.7600
01/01/2017 to 12/31/2017	12.040824	13.417141	361,368.6603
01/01/2018 to 12/31/2018	13.417141	12.239589	650,211.2136
01/01/2019 to 12/31/2019	12.239589	14.172787	600,683.7205
01/01/2020 to 12/31/2020	14.172787	14.744246	312,143.6419
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.744728	9.353622	4,682,880.3884
01/01/2012 to 12/31/2012	9.353622	10.412975	4,500,679.2275
01/01/2013 to 12/31/2013	10.412975	12.104427	4,616,559.4757
01/01/2014 to 12/31/2014	12.104427	12.588752	4,782,119.0912
01/01/2015 to 12/31/2015	12.588752	12.258529	4,754,161.2092
01/01/2016 to 12/31/2016	12.258529	12.960701	4,163,043.3277
01/01/2017 to 12/31/2017	12.960701	14.853820	4,324,123.6370
01/01/2018 to 12/31/2018	14.853820	13.937366	4,121,669.5159
01/01/2019 to 12/31/2019	13.937366	16.337156	3,920,225.6324
01/01/2020 to 12/31/2020	16.337156	18.515287	3,455,376.5735
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.268923	8.660050	2,466,920.2815
01/01/2012 to 12/31/2012	8.660050	9.864168	2,162,793.2208
01/01/2013 to 12/31/2013	9.864168	12.102636	2,182,011.2245
01/01/2014 to 12/31/2014	12.102636	12.627072	2,130,844.1146
01/01/2015 to 12/31/2015	12.627072	12.289620	2,062,963.2541
01/01/2016 to 12/31/2016	12.289620	13.132041	2,012,701.0465
01/01/2017 to 12/31/2017	13.132041	15.628416	2,024,805.3099
01/01/2018 to 12/31/2018	15.628416	14.440788	1,813,593.1282
01/01/2019 to 12/31/2019	14.440788	17.509298	1,723,999.2087
01/01/2020 to 12/31/2020	17.509298	20.076506	1,558,065.6278
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.069140	8.485078	660,698.7391
01/01/2012 to 12/31/2012	8.485078	9.769178	583,353.0490
01/01/2013 to 12/31/2013	9.769178	12.434205	493,799.2236
01/01/2014 to 12/31/2014	12.434205	13.192003	508,628.7111
01/01/2015 to 12/31/2015	13.192003	13.777055	475,310.3842
01/01/2016 to 12/31/2016	13.777055	14.740436	470,981.8527
01/01/2017 to 12/31/2017	14.740436	18.490270	449,092.0027
01/01/2018 to 12/31/2018	18.490270	18.040720	392,444.7483
01/01/2019 to 12/31/2019	18.040720	23.059857	389,381.8002
01/01/2020 to 12/31/2020	23.059857	34.290013	285,166.4026
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.986521	9.812816	2,387,219.1820
01/01/2012 to 12/31/2012	9.812816	10.665337	2,270,314.8560
01/01/2013 to 12/31/2013	10.665337	11.873574	2,456,908.3388
01/01/2014 to 12/31/2014	11.873574	12.353950	2,501,503.3873
01/01/2015 to 12/31/2015	12.353950	12.027410	2,147,638.9715
01/01/2016 to 12/31/2016	12.027410	12.622368	1,769,294.0730
01/01/2017 to 12/31/2017	12.622368	13.984255	1,664,307.3758
01/01/2018 to 12/31/2018	13.984255	13.244406	1,379,596.0763
01/01/2019 to 12/31/2019	13.244406	15.087185	1,249,122.1842
01/01/2020 to 12/31/2020	15.087185	16.717142	1,396,719.7525
26

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.090112	11.452993	794,621.1813
01/01/2013 to 12/31/2013	11.452993	10.850902	626,248.9135
01/01/2014 to 12/31/2014	10.850902	11.066755	418,273.2973
01/01/2015 to 12/31/2015	11.066755	9.813999	395,846.1277
01/01/2016 to 12/31/2016	9.813999	10.486957	329,908.0607
01/01/2017 to 12/31/2017	10.486957	11.293178	283,898.7871
01/01/2018 to 12/31/2018	11.293178	10.370834	246,798.2617
01/01/2019 to 12/31/2019	10.370834	12.196310	215,438.1945
01/01/2020 to 12/31/2020	12.196310	12.321892	188,239.9424
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.919068	10.202547	687,451.7828
01/01/2013 to 12/31/2013	10.202547	11.036967	815,180.9877
01/01/2014 to 12/31/2014	11.036967	11.464155	811,150.7466
01/01/2015 to 12/31/2015	11.464155	11.230529	908,900.0599
01/01/2016 to 12/31/2016	11.230529	11.501728	715,474.3271
01/01/2017 to 12/31/2017	11.501728	12.781457	672,618.7887
01/01/2018 to 12/31/2018	12.781457	11.632851	544,902.2591
01/01/2019 to 12/31/2019	11.632851	13.761240	494,752.3640
01/01/2020 to 12/31/2020	13.761240	14.076518	384,122.0906
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.189673	19.261135	188,538.8080
01/01/2012 to 12/31/2012	19.261135	22.011911	131,224.7021
01/01/2013 to 12/31/2013	22.011911	23.601650	118,448.7502
01/01/2014 to 12/31/2014	23.601650	23.908601	100,937.9189
01/01/2015 to 12/31/2015	23.908601	22.497924	96,994.9614
01/01/2016 to 12/31/2016	22.497924	25.147597	92,684.3203
01/01/2017 to 12/31/2017	25.147597	26.577072	91,445.1880
01/01/2018 to 12/31/2018	26.577072	25.312189	96,018.6795
01/01/2019 to 12/31/2019	25.312189	28.510482	99,342.9692
01/01/2020 to 12/31/2020	28.510482	30.057124	82,746.3398
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.217138	10.365536	1,142,155.2539
01/01/2012 to 12/31/2012	10.365536	11.866095	985,923.7131
01/01/2013 to 12/31/2013	11.866095	15.070772	869,196.0086
01/01/2014 to 12/31/2014	15.070772	15.531808	818,933.3071
01/01/2015 to 12/31/2015	15.531808	14.925950	769,450.6622
01/01/2016 to 12/31/2016	14.925950	15.951943	683,489.3606
01/01/2017 to 12/31/2017	15.951943	19.232857	620,879.3139
01/01/2018 to 12/31/2018	19.232857	16.961096	580,270.4792
01/01/2019 to 12/31/2019	16.961096	21.204762	517,331.9224
01/01/2020 to 12/31/2020	21.204762	24.726969	475,505.0527
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.945874	10.368971	674,571.1454
01/01/2013 to 12/31/2013	10.368971	11.629162	1,326,031.4829
01/01/2014 to 12/31/2014	11.629162	12.504948	1,314,361.2846
01/01/2015 to 12/31/2015	12.504948	11.762166	1,346,303.2308
01/01/2016 to 12/31/2016	11.762166	12.499952	1,273,974.2970
01/01/2017 to 12/31/2017	12.499952	14.506717	1,261,000.0716
01/01/2018 to 12/31/2018	14.506717	13.177703	1,212,273.0245
01/01/2019 to 12/31/2019	13.177703	15.968699	1,079,275.9340
01/01/2020 to 12/31/2020	15.968699	17.620347	990,444.5047
27

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.922341	15.105017	537,279.5396
01/01/2012 to 12/31/2012	15.105017	17.476104	480,929.8652
01/01/2013 to 12/31/2013	17.476104	22.699826	443,866.1094
01/01/2014 to 12/31/2014	22.699826	22.643308	397,261.6627
01/01/2015 to 12/31/2015	22.643308	21.004968	362,818.3169
01/01/2016 to 12/31/2016	21.004968	27.037901	312,865.4175
01/01/2017 to 12/31/2017	27.037901	29.619563	277,143.0185
01/01/2018 to 12/31/2018	29.619563	24.619728	248,318.1698
01/01/2019 to 12/31/2019	24.619728	31.092315	242,727.1100
01/01/2020 to 12/31/2020	31.092315	30.315699	242,460.0155
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.254278	9.770137	504,752.3100
01/01/2012 to 12/31/2012	9.770137	11.390879	443,949.9713
01/01/2013 to 12/31/2013	11.390879	10.614449	429,036.5717
01/01/2014 to 12/31/2014	10.614449	9.730617	439,643.8098
01/01/2015 to 12/31/2015	9.730617	8.224494	437,431.9344
01/01/2016 to 12/31/2016	8.224494	8.993406	418,035.4176
01/01/2017 to 12/31/2017	8.993406	11.318888	416,117.3170
01/01/2018 to 12/31/2018	11.318888	9.525009	416,838.0800
01/01/2019 to 12/31/2019	9.525009	11.279293	389,538.6359
01/01/2020 to 12/31/2020	11.279293	14.080397	353,471.7951
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.184744	10.189062	80,745.3079
01/01/2012 to 12/31/2012	10.189062	10.723728	95,306.9879
01/01/2013 to 12/31/2013	10.723728	10.920083	177,856.4214
01/01/2014 to 12/31/2014	10.920083	10.788031	178,832.8729
01/01/2015 to 12/31/2015	10.788031	10.491351	150,232.2307
01/01/2016 to 12/31/2016	10.491351	11.242413	140,356.0553
01/01/2017 to 12/31/2017	11.242413	11.431358	154,505.2433
01/01/2018 to 12/31/2018	11.431358	11.244215	144,707.6770
01/01/2019 to 12/31/2019	11.244215	11.802069	125,550.4837
01/01/2020 to 12/31/2020	11.802069	11.812204	120,517.6516
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987330	9.730713	57,534.0613
01/01/2012 to 12/31/2012	9.730713	9.961476	79,653.4623
01/01/2013 to 12/31/2013	9.961476	9.882501	175,276.7588
01/01/2014 to 12/31/2014	9.882501	9.794175	210,899.3209
01/01/2015 to 12/31/2015	9.794175	9.545245	199,164.9659
01/01/2016 to 12/31/2016	9.545245	9.654236	195,212.9759
01/01/2017 to 12/31/2017	9.654236	9.594391	203,615.9367
01/01/2018 to 12/31/2018	9.594391	9.449177	229,109.5796
01/01/2019 to 12/31/2019	9.449177	9.696309	249,529.3657
01/01/2020 to 12/31/2020	9.696309	9.710457	239,028.3189
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.089395	11.817213	27,050.0398
01/01/2012 to 12/31/2012	11.817213	13.243492	31,455.2623
01/01/2013 to 12/31/2013	13.243492	13.122481	27,236.1020
01/01/2014 to 12/31/2014	13.122481	13.015836	23,407.4077
01/01/2015 to 12/31/2015	13.015836	12.233462	17,791.6682
01/01/2016 to 12/31/2016	12.233462	12.102151	16,662.8184
01/01/2017 to 12/31/2017	12.102151	11.885674	17,107.5932
01/01/2018 to 12/31/2018	11.885674	11.771823	16,389.0919
01/01/2019 to 12/31/2019	11.771823	11.679289	16,140.0166
01/01/2020 to 12/31/2020	11.679289	10.776565	17,137.6972
28

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.747804	12.729608	266,003.7854
01/01/2012 to 12/31/2012	12.729608	15.726790	244,246.6283
01/01/2013 to 12/31/2013	15.726790	15.969912	255,258.3020
01/01/2014 to 12/31/2014	15.969912	17.739431	238,545.6194
01/01/2015 to 12/31/2015	17.739431	17.153009	187,532.8058
01/01/2016 to 12/31/2016	17.153009	16.968843	168,779.6637
01/01/2017 to 12/31/2017	16.968843	18.430314	157,907.9580
01/01/2018 to 12/31/2018	18.430314	16.509873	142,790.8184
01/01/2019 to 12/31/2019	16.509873	20.208170	126,000.7224
01/01/2020 to 12/31/2020	20.208170	18.822522	123,681.6672
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.962797	15.946001	680,095.0335
01/01/2012 to 12/31/2012	15.946001	20.210702	634,012.1052
01/01/2013 to 12/31/2013	20.210702	25.863792	597,320.1319
01/01/2014 to 12/31/2014	25.863792	23.895680	571,487.5674
01/01/2015 to 12/31/2015	23.895680	22.374448	553,237.3265
01/01/2016 to 12/31/2016	22.374448	23.736760	505,113.5951
01/01/2017 to 12/31/2017	23.736760	30.363402	458,211.6892
01/01/2018 to 12/31/2018	30.363402	22.635977	496,569.7942
01/01/2019 to 12/31/2019	22.635977	27.641768	426,329.6623
01/01/2020 to 12/31/2020	27.641768	28.493924	407,373.6415
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010622	1.044035	6,041,207.6991
01/01/2013 to 12/31/2013	1.044035	1.042928	4,571,806.7933
01/01/2014 to 12/31/2014	1.042928	1.079867	3,848,729.3607
01/01/2015 to 12/31/2015	1.079867	1.014480	3,286,548.4613
01/01/2016 to 12/31/2016	1.014480	1.111459	3,927,946.3490
01/01/2017 to 12/31/2017	1.111459	1.199066	3,084,936.3992
01/01/2018 to 12/31/2018	1.199066	1.100120	2,227,386.3739
01/01/2019 to 12/31/2019	1.100120	1.243727	2,006,377.3032
01/01/2020 to 12/31/2020	1.243727	1.343277	1,649,959.5369
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.980379	9.642864	298,308.1995
01/01/2012 to 12/31/2012	9.642864	11.198746	257,812.0454
01/01/2013 to 12/31/2013	11.198746	14.869131	273,962.9408
01/01/2014 to 12/31/2014	14.869131	15.939898	286,461.1319
01/01/2015 to 12/31/2015	15.939898	14.698649	226,856.4057
01/01/2016 to 12/31/2016	14.698649	16.908284	217,444.5047
01/01/2017 to 12/31/2017	16.908284	19.571033	191,046.7340
01/01/2018 to 12/31/2018	19.571033	16.858260	185,954.6903
01/01/2019 to 12/31/2019	16.858260	20.658604	144,616.1482
01/01/2020 to 12/31/2020	20.658604	20.156023	121,664.6549
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.116340	14.664720	293,672.5541
01/01/2012 to 12/31/2012	14.664720	17.001734	269,456.4155
01/01/2013 to 12/31/2013	17.001734	23.372353	269,442.9936
01/01/2014 to 12/31/2014	23.372353	24.734239	222,519.7395
01/01/2015 to 12/31/2015	24.734239	23.841823	196,493.2772
01/01/2016 to 12/31/2016	23.841823	26.055023	186,574.5531
01/01/2017 to 12/31/2017	26.055023	32.026594	173,969.4230
01/01/2018 to 12/31/2018	32.026594	28.563136	169,657.6656
01/01/2019 to 12/31/2019	28.563136	34.848910	166,524.8916
01/01/2020 to 12/31/2020	34.848910	53.573447	137,430.0138
29

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.927466	10.356211	330,901.6149
01/01/2014 to 12/31/2014	10.356211	10.673385	487,317.6635
01/01/2015 to 12/31/2015	10.673385	10.517820	447,374.9048
01/01/2016 to 12/31/2016	10.517820	10.544724	415,869.4762
01/01/2017 to 12/31/2017	10.544724	10.684125	410,452.8710
01/01/2018 to 12/31/2018	10.684125	10.478940	444,269.8707
01/01/2019 to 12/31/2019	10.478940	11.120785	506,136.8964
01/01/2020 to 12/31/2020	11.120785	11.766185	498,727.5592
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.203969	10.586761	385,106.3874
01/01/2012 to 12/31/2012	10.586761	10.891608	390,579.9529
01/01/2013 to 04/26/2013	10.891608	10.862933	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012676	1.046073	268,794.8379
01/01/2013 to 12/31/2013	1.046073	1.138585	1,313,599.5066
01/01/2014 to 12/31/2014	1.138585	1.194489	2,813,064.2568
01/01/2015 to 12/31/2015	1.194489	1.181897	3,048,451.4119
01/01/2016 to 12/31/2016	1.181897	1.192722	4,061,789.8979
01/01/2017 to 12/31/2017	1.192722	1.364604	2,837,775.1857
01/01/2018 to 12/31/2018	1.364604	1.241924	2,418,821.2751
01/01/2019 to 12/31/2019	1.241924	1.423932	2,310,281.9900
01/01/2020 to 12/31/2020	1.423932	1.567087	2,028,577.2264
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996775	1.036466	0.0000
01/01/2015 to 12/31/2015	1.036466	1.006451	0.0000
01/01/2016 to 12/31/2016	1.006451	1.006706	2,092.0317
01/01/2017 to 12/31/2017	1.006706	1.140239	1,879.7644
01/01/2018 to 04/30/2018	1.140239	1.109974	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.711856	12.282006	267,508.6612
01/01/2012 to 12/31/2012	12.282006	14.082838	243,594.2593
01/01/2013 to 12/31/2013	14.082838	16.176496	195,353.9061
01/01/2014 to 12/31/2014	16.176496	16.414140	177,994.9838
01/01/2015 to 12/31/2015	16.414140	16.294774	131,150.3655
01/01/2016 to 12/31/2016	16.294774	16.743511	133,837.8842
01/01/2017 to 12/31/2017	16.743511	20.192923	116,628.3422
01/01/2018 to 12/31/2018	20.192923	18.733948	145,083.7593
01/01/2019 to 12/31/2019	18.733948	23.429202	124,187.6715
01/01/2020 to 12/31/2020	23.429202	26.373297	125,172.4741
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.163541	7.253635	628,240.2268
01/01/2012 to 12/31/2012	7.253635	8.429276	556,634.4425
01/01/2013 to 12/31/2013	8.429276	12.036283	618,131.6826
01/01/2014 to 12/31/2014	12.036283	14.033965	731,528.6164
01/01/2015 to 12/31/2015	14.033965	13.207370	626,163.3164
01/01/2016 to 12/31/2016	13.207370	13.299503	579,289.1318
01/01/2017 to 12/31/2017	13.299503	15.444494	531,392.9836
01/01/2018 to 12/31/2018	15.444494	14.075601	466,573.6730
01/01/2019 to 12/31/2019	14.075601	17.057229	447,729.6289
01/01/2020 to 12/31/2020	17.057229	22.118144	364,962.0663
30

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	132.713558	120.335247	4,118.5333
01/01/2012 to 12/31/2012	120.335247	144.568601	5,059.2491
01/01/2013 to 12/31/2013	144.568601	182.589254	5,317.7233
01/01/2014 to 04/25/2014	182.589254	189.802385	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.489699	6.888201	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.768432	11.218181	28,870.3124
01/01/2014 to 12/31/2014	11.218181	12.020401	84,752.9090
01/01/2015 to 12/31/2015	12.020401	11.645409	167,568.1626
01/01/2016 to 12/31/2016	11.645409	11.918633	260,839.5573
01/01/2017 to 12/31/2017	11.918633	13.506023	239,806.9479
01/01/2018 to 12/31/2018	13.506023	12.292157	161,024.1896
01/01/2019 to 12/31/2019	12.292157	14.672013	166,987.8804
01/01/2020 to 12/31/2020	14.672013	15.331500	135,331.3565
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.754786	12.044296	612,198.6971
01/01/2012 to 12/31/2012	12.044296	13.783845	551,210.7799
01/01/2013 to 12/31/2013	13.783845	16.120882	486,790.1753
01/01/2014 to 12/31/2014	16.120882	14.710824	448,147.1069
01/01/2015 to 12/31/2015	14.710824	14.170798	432,293.3192
01/01/2016 to 12/31/2016	14.170798	13.775488	393,137.1040
01/01/2017 to 12/31/2017	13.775488	17.314068	379,440.0888
01/01/2018 to 12/31/2018	17.314068	14.601537	331,822.0797
01/01/2019 to 12/31/2019	14.601537	18.374102	337,436.8196
01/01/2020 to 12/31/2020	18.374102	20.363751	328,403.6016
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999733	1.031663	0.0000
01/01/2015 to 12/31/2015	1.031663	0.956324	387,797.0201
01/01/2016 to 12/31/2016	0.956324	1.042179	394,530.9556
01/01/2017 to 12/31/2017	1.042179	1.150874	256,097.1181
01/01/2018 to 12/31/2018	1.150874	1.042848	197,940.7438
01/01/2019 to 12/31/2019	1.042848	1.247649	153,597.3218
01/01/2020 to 12/31/2020	1.247649	1.368455	194,164.8906
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.206793	14.395490	1,210,604.2463
01/01/2012 to 12/31/2012	14.395490	15.405124	1,118,986.0246
01/01/2013 to 12/31/2013	15.405124	13.706335	1,055,891.9905
01/01/2014 to 12/31/2014	13.706335	13.830534	963,207.8928
01/01/2015 to 12/31/2015	13.830534	13.141594	878,686.2213
01/01/2016 to 12/31/2016	13.141594	13.530141	832,757.2996
01/01/2017 to 12/31/2017	13.530141	13.729721	797,418.7612
01/01/2018 to 12/31/2018	13.729721	13.138794	781,474.7148
01/01/2019 to 12/31/2019	13.138794	13.950737	688,222.0864
01/01/2020 to 12/31/2020	13.950737	15.259710	633,365.2590
31

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.531222	15.714895	2,295,007.1846
01/01/2012 to 12/31/2012	15.714895	16.838529	2,285,932.5719
01/01/2013 to 12/31/2013	16.838529	16.197052	2,145,523.2305
01/01/2014 to 12/31/2014	16.197052	16.550123	1,654,825.5646
01/01/2015 to 12/31/2015	16.550123	16.231332	1,547,820.1743
01/01/2016 to 12/31/2016	16.231332	16.333311	1,319,488.0326
01/01/2017 to 12/31/2017	16.333311	16.739704	1,353,303.0732
01/01/2018 to 12/31/2018	16.739704	16.376958	1,361,952.7934
01/01/2019 to 12/31/2019	16.376958	17.419746	1,211,117.7851
01/01/2020 to 12/31/2020	17.419746	18.536795	1,156,716.4150
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214562	10.711818	9,508.0192
01/01/2014 to 12/31/2014	10.711818	11.412702	27,786.4919
01/01/2015 to 12/31/2015	11.412702	11.052241	153,664.0305
01/01/2016 to 12/31/2016	11.052241	11.333706	100,319.6329
01/01/2017 to 12/31/2017	11.333706	12.946364	124,589.0158
01/01/2018 to 04/30/2018	12.946364	12.359927	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010654	1.064118	715,130.5976
01/01/2013 to 12/31/2013	1.064118	1.149085	1,881,624.4447
01/01/2014 to 12/31/2014	1.149085	1.214108	1,726,281.2753
01/01/2015 to 12/31/2015	1.214108	1.180194	2,101,205.3643
01/01/2016 to 12/31/2016	1.180194	1.222834	2,508,539.1714
01/01/2017 to 12/31/2017	1.222834	1.370736	2,135,093.2708
01/01/2018 to 12/31/2018	1.370736	1.217449	2,430,725.2845
01/01/2019 to 12/31/2019	1.217449	1.450547	2,282,984.4188
01/01/2020 to 12/31/2020	1.450547	1.452440	1,968,097.4216
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.349916	11.249304	1,638,674.4971
01/01/2012 to 12/31/2012	11.249304	12.447953	1,793,104.8400
01/01/2013 to 12/31/2013	12.447953	13.786215	1,751,980.8225
01/01/2014 to 12/31/2014	13.786215	14.305752	1,565,218.6194
01/01/2015 to 12/31/2015	14.305752	13.754045	1,444,706.6398
01/01/2016 to 12/31/2016	13.754045	14.268643	1,192,609.7933
01/01/2017 to 12/31/2017	14.268643	16.213280	1,172,118.6191
01/01/2018 to 12/31/2018	16.213280	14.861887	1,004,776.1509
01/01/2019 to 12/31/2019	14.861887	17.432942	910,073.7573
01/01/2020 to 12/31/2020	17.432942	18.775449	865,771.4402
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.940057	10.500781	797,701.8665
01/01/2012 to 12/31/2012	10.500781	11.844879	784,580.2073
01/01/2013 to 12/31/2013	11.844879	13.715502	793,352.0073
01/01/2014 to 12/31/2014	13.715502	14.174143	705,988.2684
01/01/2015 to 12/31/2015	14.174143	13.579155	585,371.0785
01/01/2016 to 12/31/2016	13.579155	14.233089	711,488.3748
01/01/2017 to 12/31/2017	14.233089	16.700077	726,451.3604
01/01/2018 to 12/31/2018	16.700077	14.943358	565,801.1956
01/01/2019 to 12/31/2019	14.943358	17.943849	528,845.8489
01/01/2020 to 12/31/2020	17.943849	19.487877	454,851.7052
32

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.479634	43.755758	209,631.0324
01/01/2012 to 12/31/2012	43.755758	50.620493	187,902.6054
01/01/2013 to 12/31/2013	50.620493	66.410645	171,373.2829
01/01/2014 to 12/31/2014	66.410645	73.777620	163,311.4205
01/01/2015 to 12/31/2015	73.777620	69.758250	136,919.8034
01/01/2016 to 12/31/2016	69.758250	79.318647	128,016.1156
01/01/2017 to 12/31/2017	79.318647	90.975776	123,309.5000
01/01/2018 to 12/31/2018	90.975776	81.038640	105,813.1484
01/01/2019 to 12/31/2019	81.038640	100.547573	98,571.2570
01/01/2020 to 12/31/2020	100.547573	101.429882	95,835.3218
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.936782	9.584698	895,748.8130
01/01/2012 to 12/31/2012	9.584698	10.684677	788,949.6902
01/01/2013 to 12/31/2013	10.684677	14.311326	759,322.5495
01/01/2014 to 12/31/2014	14.311326	15.827880	724,768.8484
01/01/2015 to 12/31/2015	15.827880	16.558109	668,441.7231
01/01/2016 to 12/31/2016	16.558109	17.247689	600,496.9740
01/01/2017 to 12/31/2017	17.247689	21.101109	530,674.3581
01/01/2018 to 12/31/2018	21.101109	20.237905	504,284.6122
01/01/2019 to 12/31/2019	20.237905	26.013253	457,016.5726
01/01/2020 to 12/31/2020	26.013253	31.610761	394,220.8089
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.811597	22.489026	92,984.1668
01/01/2012 to 12/31/2012	22.489026	25.293673	99,257.5765
01/01/2013 to 12/31/2013	25.293673	32.322692	83,822.0847
01/01/2014 to 12/31/2014	32.322692	34.755277	76,425.2509
01/01/2015 to 12/31/2015	34.755277	31.022786	68,079.8469
01/01/2016 to 12/31/2016	31.022786	35.140654	68,579.0280
01/01/2017 to 12/31/2017	35.140654	37.729420	60,337.3208
01/01/2018 to 12/31/2018	37.729420	33.242572	54,934.3666
01/01/2019 to 12/31/2019	33.242572	42.050017	52,789.4192
01/01/2020 to 12/31/2020	42.050017	44.385870	54,485.9937
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.963407	13.751431	310,774.3725
01/01/2012 to 12/31/2012	13.751431	15.927672	292,433.3732
01/01/2013 to 12/31/2013	15.927672	20.720268	274,147.8604
01/01/2014 to 12/31/2014	20.720268	23.008283	266,958.4687
01/01/2015 to 12/31/2015	23.008283	20.506331	199,846.9200
01/01/2016 to 12/31/2016	20.506331	22.761565	180,147.8641
01/01/2017 to 12/31/2017	22.761565	24.731950	168,827.1697
01/01/2018 to 12/31/2018	24.731950	21.028302	152,001.5604
01/01/2019 to 12/31/2019	21.028302	27.949806	127,540.5313
01/01/2020 to 12/31/2020	27.949806	28.152666	117,819.0261
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.713021	10.838586	249,162.6096
01/01/2013 to 12/31/2013	10.838586	10.148878	113,370.3208
01/01/2014 to 12/31/2014	10.148878	10.705006	133,350.1990
01/01/2015 to 12/31/2015	10.705006	10.543429	117,770.7412
01/01/2016 to 12/31/2016	10.543429	10.476034	247,608.4152
01/01/2017 to 12/31/2017	10.476034	10.541398	171,072.6629
01/01/2018 to 12/31/2018	10.541398	10.330014	190,821.9177
01/01/2019 to 12/31/2019	10.330014	10.889680	199,902.3617
01/01/2020 to 12/31/2020	10.889680	11.498661	176,855.5572
33

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.906673	9.738019	380,194.0141
01/01/2014 to 12/31/2014	9.738019	9.230659	366,737.0107
01/01/2015 to 12/31/2015	9.230659	8.855935	324,346.4706
01/01/2016 to 12/31/2016	8.855935	9.123581	310,053.3717
01/01/2017 to 12/31/2017	9.123581	12.069862	280,924.8307
01/01/2018 to 12/31/2018	12.069862	9.800702	291,242.7824
01/01/2019 to 12/31/2019	9.800702	12.726202	264,916.2541
01/01/2020 to 12/31/2020	12.726202	15.757050	210,498.8085
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.840352	7.431387	459,960.0083
01/01/2012 to 12/31/2012	7.431387	8.558211	407,372.2121
01/01/2013 to 04/26/2013	8.558211	8.860558	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.030636	9.837451	1,873,563.1243
01/01/2012 to 12/31/2012	9.837451	9.646441	2,121,212.5334
01/01/2013 to 12/31/2013	9.646441	9.460150	1,479,539.3886
01/01/2014 to 12/31/2014	9.460150	9.277457	1,230,376.9862
01/01/2015 to 12/31/2015	9.277457	9.098292	1,235,575.2766
01/01/2016 to 12/31/2016	9.098292	8.932593	1,462,942.5061
01/01/2017 to 12/31/2017	8.932593	8.816155	1,260,794.0486
01/01/2018 to 12/31/2018	8.816155	8.778884	1,105,723.1063
01/01/2019 to 12/31/2019	8.778884	8.771048	1,047,389.3853
01/01/2020 to 12/31/2020	8.771048	8.617733	1,248,215.5004
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.335259	13.548918	2,708.4104
01/01/2015 to 12/31/2015	13.548918	13.209458	101,202.1136
01/01/2016 to 12/31/2016	13.209458	13.541222	126,946.3017
01/01/2017 to 12/31/2017	13.541222	14.201094	145,826.2733
01/01/2018 to 12/31/2018	14.201094	13.561749	132,189.8155
01/01/2019 to 12/31/2019	13.561749	14.860790	162,114.0850
01/01/2020 to 12/31/2020	14.860790	15.959981	393,617.4136
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.684387	11.662678	5,926,220.4697
01/01/2012 to 12/31/2012	11.662678	12.684198	5,678,239.2719
01/01/2013 to 12/31/2013	12.684198	13.568692	4,283,688.3075
01/01/2014 to 04/25/2014	13.568692	13.656637	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.746928	11.507100	7,183,513.1276
01/01/2012 to 12/31/2012	11.507100	12.682311	6,707,074.9680
01/01/2013 to 12/31/2013	12.682311	14.206742	6,422,839.0860
01/01/2014 to 04/25/2014	14.206742	14.244938	0.0000
34

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.654448	13.984391	9,839,339.8676
01/01/2015 to 12/31/2015	13.984391	13.567117	8,687,239.5344
01/01/2016 to 12/31/2016	13.567117	14.115122	7,851,797.1405
01/01/2017 to 12/31/2017	14.115122	15.316552	7,084,668.2591
01/01/2018 to 12/31/2018	15.316552	14.358139	6,281,336.8924
01/01/2019 to 12/31/2019	14.358139	16.276934	5,878,161.1908
01/01/2020 to 12/31/2020	16.276934	17.723666	5,312,237.2703
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.532610	11.117766	16,722,597.8314
01/01/2012 to 12/31/2012	11.117766	12.420769	15,354,362.3968
01/01/2013 to 12/31/2013	12.420769	14.546353	13,938,617.2351
01/01/2014 to 04/25/2014	14.546353	14.541568	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.539238	15.003394	12,879,076.6502
01/01/2015 to 12/31/2015	15.003394	14.527095	12,123,051.5317
01/01/2016 to 12/31/2016	14.527095	15.258832	11,015,167.7578
01/01/2017 to 12/31/2017	15.258832	17.169567	10,157,644.5278
01/01/2018 to 12/31/2018	17.169567	15.804985	9,018,294.0186
01/01/2019 to 12/31/2019	15.804985	18.510395	8,141,211.8842
01/01/2020 to 12/31/2020	18.510395	20.666139	7,308,733.8775
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.421522	10.767511	20,238,702.9542
01/01/2012 to 12/31/2012	10.767511	12.218361	18,463,229.0297
01/01/2013 to 12/31/2013	12.218361	15.087673	18,089,146.0577
01/01/2014 to 04/25/2014	15.087673	15.000680	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.533474	9.185137	1,006,244.3855
01/01/2012 to 12/31/2012	9.185137	10.459139	848,866.0659
01/01/2013 to 04/26/2013	10.459139	11.240161	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.987667	15.555374	17,241,505.9160
01/01/2015 to 12/31/2015	15.555374	14.996203	16,055,806.4982
01/01/2016 to 12/31/2016	14.996203	15.903853	14,975,203.2019
01/01/2017 to 12/31/2017	15.903853	18.586373	13,848,572.1052
01/01/2018 to 12/31/2018	18.586373	16.746933	12,274,198.5102
01/01/2019 to 12/31/2019	16.746933	20.320541	11,241,777.4026
01/01/2020 to 12/31/2020	20.320541	23.234043	10,238,621.0417
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.152006	13.735717	437,755.0056
01/01/2012 to 12/31/2012	13.735717	15.029032	411,874.6476
01/01/2013 to 12/31/2013	15.029032	20.119975	377,386.5856
01/01/2014 to 12/31/2014	20.119975	20.061686	333,160.6496
01/01/2015 to 12/31/2015	20.061686	17.772703	294,691.1613
01/01/2016 to 12/31/2016	17.772703	21.377678	262,767.8683
01/01/2017 to 12/31/2017	21.377678	23.595049	236,227.6198
01/01/2018 to 12/31/2018	23.595049	20.032372	222,265.0830
01/01/2019 to 12/31/2019	20.032372	24.250253	211,936.6410
01/01/2020 to 12/31/2020	24.250253	25.202912	200,294.0930
35

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.039399	13.994917	102,077.9934
01/01/2012 to 12/31/2012	13.994917	16.180386	80,129.1659
01/01/2013 to 12/31/2013	16.180386	20.247946	79,438.8824
01/01/2014 to 12/31/2014	20.247946	18.527540	76,050.6664
01/01/2015 to 12/31/2015	18.527540	19.215428	65,683.3265
01/01/2016 to 12/31/2016	19.215428	19.942328	64,773.4544
01/01/2017 to 12/31/2017	19.942328	25.513334	71,037.8777
01/01/2018 to 12/31/2018	25.513334	19.873445	81,345.7530
01/01/2019 to 12/31/2019	19.873445	23.979089	87,852.3882
01/01/2020 to 12/31/2020	23.979089	25.581960	86,269.6793
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.310097	21.611432	22,177.4387
01/01/2017 to 12/31/2017	21.611432	25.182019	19,722.9639
01/01/2018 to 12/31/2018	25.182019	24.605839	23,177.4456
01/01/2019 to 12/31/2019	24.605839	31.525422	26,838.5033
01/01/2020 to 12/31/2020	31.525422	34.306907	29,299.3734
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	17.109420	15.962150	14,285.5477
01/01/2012 to 12/31/2012	15.962150	17.276625	16,000.9901
01/01/2013 to 12/31/2013	17.276625	22.485788	13,422.0703
01/01/2014 to 12/31/2014	22.485788	24.462156	14,842.3848
01/01/2015 to 12/31/2015	24.462156	23.929621	14,436.7608
01/01/2016 to 04/29/2016	23.929621	24.035545	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.196133	11.461201	1,226,104.7499
01/01/2012 to 12/31/2012	11.461201	12.666252	1,100,194.1416
01/01/2013 to 12/31/2013	12.666252	16.586560	970,277.2572
01/01/2014 to 12/31/2014	16.586560	17.965521	835,081.2406
01/01/2015 to 12/31/2015	17.965521	18.017925	724,407.7815
01/01/2016 to 12/31/2016	18.017925	18.933800	621,517.9672
01/01/2017 to 12/31/2017	18.933800	22.082510	557,037.3955
01/01/2018 to 12/31/2018	22.082510	21.599717	476,881.7595
01/01/2019 to 12/31/2019	21.599717	27.700849	415,699.6438
01/01/2020 to 12/31/2020	27.700849	30.174332	377,104.9539
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.295539	16.978719	126,621.4106
01/01/2014 to 12/31/2014	16.978719	18.461769	117,413.6164
01/01/2015 to 12/31/2015	18.461769	18.576735	89,886.8215
01/01/2016 to 12/31/2016	18.576735	19.157627	81,998.8229
01/01/2017 to 12/31/2017	19.157627	23.473812	78,032.1768
01/01/2018 to 12/31/2018	23.473812	21.659587	67,765.2185
01/01/2019 to 12/31/2019	21.659587	28.216686	63,449.4829
01/01/2020 to 12/31/2020	28.216686	36.354889	54,252.2191
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.976597	12.683903	155,423.7876
01/01/2012 to 12/31/2012	12.683903	13.186379	140,043.4880
01/01/2013 to 04/26/2013	13.186379	14.203849	0.0000
36

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.740621	11.539887	616,038.6958
01/01/2012 to 12/31/2012	11.539887	13.076365	945,535.0134
01/01/2013 to 12/31/2013	13.076365	17.534432	863,679.6468
01/01/2014 to 12/31/2014	17.534432	18.699312	693,492.4034
01/01/2015 to 12/31/2015	18.699312	20.270982	615,548.1641
01/01/2016 to 12/31/2016	20.270982	19.853726	539,971.1122
01/01/2017 to 12/31/2017	19.853726	26.673813	498,603.2347
01/01/2018 to 12/31/2018	26.673813	26.185577	463,481.3194
01/01/2019 to 12/31/2019	26.185577	34.024691	452,452.3921
01/01/2020 to 12/31/2020	34.024691	52.177275	400,511.9513
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.785384	7.342156	75,358.1675
01/01/2012 to 12/31/2012	7.342156	8.112065	71,574.0383
01/01/2013 to 04/26/2013	8.112065	8.702527	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.972627	7.711030	643,288.4571
01/01/2012 to 04/27/2012	7.711030	8.659366	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.542133	15.281843	84,181.8830
01/01/2012 to 12/31/2012	15.281843	15.522125	93,770.4087
01/01/2013 to 12/31/2013	15.522125	14.831089	99,841.7588
01/01/2014 to 12/31/2014	14.831089	15.338804	140,927.3866
01/01/2015 to 12/31/2015	15.338804	15.034112	132,510.8942
01/01/2016 to 12/31/2016	15.034112	15.051416	222,705.0098
01/01/2017 to 12/31/2017	15.051416	15.195178	254,971.3587
01/01/2018 to 12/31/2018	15.195178	14.826969	252,730.3254
01/01/2019 to 12/31/2019	14.826969	15.753776	278,408.7976
01/01/2020 to 12/31/2020	15.753776	16.513013	202,288.7843
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.187965	15.520424	38,543.1033
01/01/2012 to 12/31/2012	15.520424	17.847034	40,594.3668
01/01/2013 to 12/31/2013	17.847034	23.235109	48,770.4602
01/01/2014 to 12/31/2014	23.235109	24.885561	62,308.9942
01/01/2015 to 12/31/2015	24.885561	23.751528	64,651.3399
01/01/2016 to 12/31/2016	23.751528	27.970784	73,199.8295
01/01/2017 to 12/31/2017	27.970784	31.712440	84,467.0777
01/01/2018 to 12/31/2018	31.712440	27.500297	81,671.9733
01/01/2019 to 12/31/2019	27.500297	33.857098	80,497.0949
01/01/2020 to 12/31/2020	33.857098	37.540351	70,773.5861
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.820151	10.125498	48,280.0468
01/01/2012 to 12/31/2012	10.125498	11.710239	47,606.7732
01/01/2013 to 12/31/2013	11.710239	13.946021	53,054.1076
01/01/2014 to 12/31/2014	13.946021	12.810855	69,518.5456
01/01/2015 to 12/31/2015	12.810855	12.398742	75,679.4832
01/01/2016 to 12/31/2016	12.398742	12.277091	70,941.8505
01/01/2017 to 12/31/2017	12.277091	14.996013	91,785.7910
01/01/2018 to 12/31/2018	14.996013	12.627942	94,970.7233
01/01/2019 to 12/31/2019	12.627942	15.056277	85,136.3965
01/01/2020 to 12/31/2020	15.056277	15.874635	75,900.3298
37

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.434193	15.419887	42,290.0866
01/01/2012 to 12/31/2012	15.419887	17.531671	37,828.4839
01/01/2013 to 12/31/2013	17.531671	23.747538	53,487.8694
01/01/2014 to 12/31/2014	23.747538	24.390502	59,451.9536
01/01/2015 to 12/31/2015	24.390502	22.834348	59,458.7689
01/01/2016 to 12/31/2016	22.834348	27.079395	68,768.4555
01/01/2017 to 12/31/2017	27.079395	30.355426	83,031.7500
01/01/2018 to 12/31/2018	30.355426	26.430217	79,203.0300
01/01/2019 to 12/31/2019	26.430217	32.452301	75,628.1370
01/01/2020 to 12/31/2020	32.452301	37.952965	62,782.3704
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.339221	11.302549	520,759.4373
01/01/2012 to 12/31/2012	11.302549	12.793188	499,981.3681
01/01/2013 to 12/31/2013	12.793188	16.523216	488,528.5151
01/01/2014 to 12/31/2014	16.523216	18.326695	520,691.9284
01/01/2015 to 12/31/2015	18.326695	18.136929	408,433.6284
01/01/2016 to 12/31/2016	18.136929	19.811307	419,237.5743
01/01/2017 to 12/31/2017	19.811307	23.555217	430,419.0593
01/01/2018 to 12/31/2018	23.555217	21.981888	455,720.0638
01/01/2019 to 12/31/2019	21.981888	28.197302	407,032.4912
01/01/2020 to 12/31/2020	28.197302	32.580518	364,033.5512
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.421282	20.280447	559,724.3349
01/01/2014 to 12/31/2014	20.280447	21.989471	397,625.5633
01/01/2015 to 12/31/2015	21.989471	21.486214	263,791.5656
01/01/2016 to 12/31/2016	21.486214	24.041440	246,163.9431
01/01/2017 to 12/31/2017	24.041440	27.724163	209,937.1005
01/01/2018 to 12/31/2018	27.724163	24.401509	185,387.0914
01/01/2019 to 12/31/2019	24.401509	31.072490	176,677.6874
01/01/2020 to 12/31/2020	31.072490	31.585101	174,856.4525
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.767870	8.551865	1,160,376.4266
01/01/2012 to 12/31/2012	8.551865	9.552891	1,024,233.5245
01/01/2013 to 04/26/2013	9.552891	10.446064	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.704970	23.271979	165,801.8495
01/01/2014 to 12/31/2014	23.271979	22.753952	172,755.9547
01/01/2015 to 12/31/2015	22.753952	22.399330	155,478.6363
01/01/2016 to 12/31/2016	22.399330	26.007469	147,806.8995
01/01/2017 to 12/31/2017	26.007469	29.457175	140,056.0538
01/01/2018 to 12/31/2018	29.457175	26.867245	117,323.3532
01/01/2019 to 12/31/2019	26.867245	34.096592	110,456.5131
01/01/2020 to 12/31/2020	34.096592	41.715258	81,249.2752
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.817473	13.765157	257,269.5371
01/01/2012 to 12/31/2012	13.765157	14.211408	237,844.2836
01/01/2013 to 04/26/2013	14.211408	15.382164	0.0000
38

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.688949	8.414769	276,940.1258
01/01/2014 to 12/31/2014	8.414769	8.980610	339,326.8364
01/01/2015 to 12/31/2015	8.980610	9.733056	458,749.6960
01/01/2016 to 12/31/2016	9.733056	9.691312	445,465.4630
01/01/2017 to 12/31/2017	9.691312	12.686600	449,585.0133
01/01/2018 to 12/31/2018	12.686600	12.296647	480,139.2656
01/01/2019 to 12/31/2019	12.296647	15.748116	513,658.2590
01/01/2020 to 12/31/2020	15.748116	21.102005	463,320.4117
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.561892	5.798617	407,786.9118
01/01/2012 to 12/31/2012	5.798617	6.375121	319,676.8401
01/01/2013 to 04/26/2013	6.375121	6.654953	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.590756	15.192146	66,648.8173
01/01/2012 to 12/31/2012	15.192146	15.281305	73,156.4439
01/01/2013 to 12/31/2013	15.281305	16.597945	65,769.9466
01/01/2014 to 12/31/2014	16.597945	13.213211	65,949.5536
01/01/2015 to 12/31/2015	13.213211	8.713017	70,369.4598
01/01/2016 to 12/31/2016	8.713017	12.282311	69,680.3143
01/01/2017 to 12/31/2017	12.282311	11.956537	66,672.4848
01/01/2018 to 12/31/2018	11.956537	8.341436	62,966.5663
01/01/2019 to 12/31/2019	8.341436	9.190641	73,139.4439
01/01/2020 to 12/31/2020	9.190641	10.921436	68,087.2128
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.644760	27.535872	235,712.2463
01/01/2017 to 12/31/2017	27.535872	29.147826	226,086.2294
01/01/2018 to 12/31/2018	29.147826	27.431690	196,516.6444
01/01/2019 to 12/31/2019	27.431690	30.731319	179,666.5204
01/01/2020 to 12/31/2020	30.731319	32.129258	170,053.6091
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.226037	22.769795	352,257.5726
01/01/2012 to 12/31/2012	22.769795	25.218708	337,627.1542
01/01/2013 to 12/31/2013	25.218708	26.705088	325,630.8023
01/01/2014 to 12/31/2014	26.705088	27.454089	299,474.3112
01/01/2015 to 12/31/2015	27.454089	26.338441	258,102.6481
01/01/2016 to 04/29/2016	26.338441	27.089935	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	27.188815	28.122733	64,270.7245
01/01/2017 to 12/31/2017	28.122733	29.783609	55,466.9510
01/01/2018 to 12/31/2018	29.783609	28.061712	50,121.0985
01/01/2019 to 12/31/2019	28.061712	31.454458	44,697.8649
01/01/2020 to 12/31/2020	31.454458	32.934697	39,885.3533
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.246981	12.426349	78,624.3081
01/01/2012 to 12/31/2012	12.426349	13.580985	108,026.6966
01/01/2013 to 12/31/2013	13.580985	13.506630	121,797.2252
01/01/2014 to 12/31/2014	13.506630	13.834275	147,446.5074
01/01/2015 to 12/31/2015	13.834275	13.369388	157,003.6528
01/01/2016 to 04/29/2016	13.369388	13.676166	0.0000
39

CONDENSED FINANCIAL INFORMATION (continued)
1.95% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.897958	16.412787	160,916.6832
01/01/2012 to 12/31/2012	16.412787	16.584684	144,073.2015
01/01/2013 to 12/31/2013	16.584684	16.117171	117,851.8826
01/01/2014 to 12/31/2014	16.117171	16.209000	97,919.8265
01/01/2015 to 12/31/2015	16.209000	15.944786	96,739.8048
01/01/2016 to 12/31/2016	15.944786	15.796573	107,566.7412
01/01/2017 to 12/31/2017	15.796573	15.751995	80,976.9722
01/01/2018 to 12/31/2018	15.751995	15.553905	80,160.9752
01/01/2019 to 12/31/2019	15.553905	16.135212	81,544.5184
01/01/2020 to 12/31/2020	16.135212	16.599988	159,673.0272
40

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997808	9.696735	189,210.4188
01/01/2012 to 12/31/2012	9.696735	10.462250	270,455.4921
01/01/2013 to 12/31/2013	10.462250	11.398147	335,029.7865
01/01/2014 to 12/31/2014	11.398147	11.993428	323,273.1569
01/01/2015 to 12/31/2015	11.993428	11.824027	87,836.5411
01/01/2016 to 12/31/2016	11.824027	12.006679	25,355.4866
01/01/2017 to 12/31/2017	12.006679	13.372425	7,668.2286
01/01/2018 to 12/31/2018	13.372425	12.192662	4,538.9331
01/01/2019 to 12/31/2019	12.192662	14.111391	4,216.4105
01/01/2020 to 12/31/2020	14.111391	14.673016	3,795.7337
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.731636	9.336396	661,755.9738
01/01/2012 to 12/31/2012	9.336396	10.388576	629,274.8786
01/01/2013 to 12/31/2013	10.388576	12.070029	528,862.1321
01/01/2014 to 12/31/2014	12.070029	12.546702	511,790.4106
01/01/2015 to 12/31/2015	12.546702	12.211472	404,936.3041
01/01/2016 to 12/31/2016	12.211472	12.904496	382,662.9901
01/01/2017 to 12/31/2017	12.904496	14.782035	348,703.9298
01/01/2018 to 12/31/2018	14.782035	13.863035	325,207.0778
01/01/2019 to 12/31/2019	13.863035	16.241905	308,443.4937
01/01/2020 to 12/31/2020	16.241905	18.398111	293,599.4350
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.256468	8.644098	181,996.0190
01/01/2012 to 12/31/2012	8.644098	9.841051	197,043.1935
01/01/2013 to 12/31/2013	9.841051	12.068240	186,111.1178
01/01/2014 to 12/31/2014	12.068240	12.584890	160,610.6167
01/01/2015 to 12/31/2015	12.584890	12.242440	182,137.4885
01/01/2016 to 12/31/2016	12.242440	13.075088	153,121.5481
01/01/2017 to 12/31/2017	13.075088	15.552885	166,357.5817
01/01/2018 to 12/31/2018	15.552885	14.363768	180,853.3300
01/01/2019 to 12/31/2019	14.363768	17.407207	173,774.7229
01/01/2020 to 12/31/2020	17.407207	19.949442	164,615.6823
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.056950	8.469445	127,763.4584
01/01/2012 to 12/31/2012	8.469445	9.746281	99,827.3811
01/01/2013 to 12/31/2013	9.746281	12.398863	85,055.2003
01/01/2014 to 12/31/2014	12.398863	13.147930	77,901.0388
01/01/2015 to 12/31/2015	13.147930	13.724163	66,279.2251
01/01/2016 to 12/31/2016	13.724163	14.676506	53,142.2240
01/01/2017 to 12/31/2017	14.676506	18.400906	55,572.4084
01/01/2018 to 12/31/2018	18.400906	17.944501	43,460.8637
01/01/2019 to 12/31/2019	17.944501	22.925404	42,737.9396
01/01/2020 to 12/31/2020	22.925404	34.073015	33,959.3624
41

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.973107	9.794747	160,761.3695
01/01/2012 to 12/31/2012	9.794747	10.640350	157,412.5810
01/01/2013 to 12/31/2013	10.640350	11.839835	120,951.7250
01/01/2014 to 12/31/2014	11.839835	12.312688	144,777.7746
01/01/2015 to 12/31/2015	12.312688	11.981245	124,055.5361
01/01/2016 to 12/31/2016	11.981245	12.567633	113,272.6210
01/01/2017 to 12/31/2017	12.567633	13.916677	96,180.1976
01/01/2018 to 12/31/2018	13.916677	13.173775	80,458.3852
01/01/2019 to 12/31/2019	13.173775	14.999226	76,665.2869
01/01/2020 to 12/31/2020	14.999226	16.611351	75,049.4742
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2011 to 12/31/2011	10.342099	10.560725	142,853.3565
01/01/2012 to 12/31/2012	10.560725	11.443227	304,446.0416
01/01/2013 to 12/31/2013	11.443227	10.836228	303,066.3340
01/01/2014 to 12/31/2014	10.836228	11.046263	279,450.3029
01/01/2015 to 12/31/2015	11.046263	9.790925	131,694.3313
01/01/2016 to 12/31/2016	9.790925	10.457071	49,803.2437
01/01/2017 to 12/31/2017	10.457071	11.255381	31,305.5838
01/01/2018 to 12/31/2018	11.255381	10.330926	14,899.4677
01/01/2019 to 12/31/2019	10.330926	12.143305	8,675.3399
01/01/2020 to 12/31/2020	12.143305	12.262192	5,829.4113
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997808	9.529895	439,788.5785
01/01/2012 to 12/31/2012	9.529895	10.193982	638,604.1935
01/01/2013 to 12/31/2013	10.193982	11.022189	675,556.3262
01/01/2014 to 12/31/2014	11.022189	11.443082	652,617.1125
01/01/2015 to 12/31/2015	11.443082	11.204279	262,284.3537
01/01/2016 to 12/31/2016	11.204279	11.469109	84,842.9395
01/01/2017 to 12/31/2017	11.469109	12.738856	47,414.1662
01/01/2018 to 12/31/2018	12.738856	11.588248	41,591.4406
01/01/2019 to 12/31/2019	11.588248	13.701624	21,800.1959
01/01/2020 to 12/31/2020	13.701624	14.008511	21,205.8928
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.052533	19.113949	39,238.2582
01/01/2012 to 12/31/2012	19.113949	21.832731	43,762.4795
01/01/2013 to 12/31/2013	21.832731	23.397828	33,670.4191
01/01/2014 to 12/31/2014	23.397828	23.690280	29,652.1359
01/01/2015 to 12/31/2015	23.690280	22.281335	23,167.0778
01/01/2016 to 12/31/2016	22.281335	24.893054	16,681.1612
01/01/2017 to 12/31/2017	24.893054	26.294947	15,586.1006
01/01/2018 to 12/31/2018	26.294947	25.030901	14,909.3365
01/01/2019 to 12/31/2019	25.030901	28.179562	18,113.1082
01/01/2020 to 12/31/2020	28.179562	29.693360	17,585.9242
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.182620	10.328480	276,139.5305
01/01/2012 to 12/31/2012	10.328480	11.817735	207,406.2486
01/01/2013 to 12/31/2013	11.817735	15.001852	273,561.7110
01/01/2014 to 12/31/2014	15.001852	15.453049	266,296.4898
01/01/2015 to 12/31/2015	15.453049	14.842836	252,781.0477
01/01/2016 to 12/31/2016	14.842836	15.855187	194,316.7197
01/01/2017 to 12/31/2017	15.855187	19.106677	190,559.0510
01/01/2018 to 12/31/2018	19.106677	16.841342	169,356.7694
01/01/2019 to 12/31/2019	16.841342	21.044523	153,331.5880
01/01/2020 to 12/31/2020	21.044523	24.527813	148,203.1742
42

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997808	9.345566	284,787.3550
01/01/2012 to 12/31/2012	9.345566	10.360267	563,563.0554
01/01/2013 to 12/31/2013	10.360267	11.613593	780,687.3438
01/01/2014 to 12/31/2014	11.613593	12.481964	844,516.9319
01/01/2015 to 12/31/2015	12.481964	11.734676	532,165.5810
01/01/2016 to 12/31/2016	11.734676	12.464504	289,176.5423
01/01/2017 to 12/31/2017	12.464504	14.458372	116,476.8223
01/01/2018 to 12/31/2018	14.458372	13.127181	65,803.3272
01/01/2019 to 12/31/2019	13.127181	15.899526	28,436.7236
01/01/2020 to 12/31/2020	15.899526	17.535229	26,475.7377
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.849091	15.032126	133,374.9450
01/01/2012 to 12/31/2012	15.032126	17.383033	111,407.4049
01/01/2013 to 12/31/2013	17.383033	22.567656	96,653.9208
01/01/2014 to 12/31/2014	22.567656	22.500211	90,178.5484
01/01/2015 to 12/31/2015	22.500211	20.861784	81,096.0611
01/01/2016 to 12/31/2016	20.861784	26.840175	65,924.6068
01/01/2017 to 12/31/2017	26.840175	29.388304	59,017.1422
01/01/2018 to 12/31/2018	29.388304	24.415213	52,873.1232
01/01/2019 to 12/31/2019	24.415213	30.818626	44,974.6651
01/01/2020 to 12/31/2020	30.818626	30.033778	48,787.4360
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.225625	9.742423	80,238.6192
01/01/2012 to 12/31/2012	9.742423	11.352861	83,820.0858
01/01/2013 to 12/31/2013	11.352861	10.573731	108,734.0835
01/01/2014 to 12/31/2014	10.573731	9.688440	101,393.1515
01/01/2015 to 12/31/2015	9.688440	8.184746	73,664.4063
01/01/2016 to 12/31/2016	8.184746	8.945468	71,134.9677
01/01/2017 to 12/31/2017	8.945468	11.252948	53,550.9815
01/01/2018 to 12/31/2018	11.252948	9.464754	55,714.0238
01/01/2019 to 12/31/2019	9.464754	11.202337	50,082.2669
01/01/2020 to 12/31/2020	11.202337	13.977316	46,203.9696
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.181299	10.180537	10,576.2109
01/01/2012 to 12/31/2012	10.180537	10.709371	7,230.9818
01/01/2013 to 12/31/2013	10.709371	10.900011	17,544.4135
01/01/2014 to 12/31/2014	10.900011	10.762818	17,546.7448
01/01/2015 to 12/31/2015	10.762818	10.461598	19,754.5667
01/01/2016 to 12/31/2016	10.461598	11.204928	17,886.5405
01/01/2017 to 12/31/2017	11.204928	11.387563	6,797.0771
01/01/2018 to 12/31/2018	11.387563	11.195506	5,019.4008
01/01/2019 to 12/31/2019	11.195506	11.745070	4,666.4589
01/01/2020 to 12/31/2020	11.745070	11.749262	2,995.4145
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987262	9.727420	4,883.0690
01/01/2012 to 12/31/2012	9.727420	9.953100	10,209.3404
01/01/2013 to 12/31/2013	9.953100	9.869255	53,669.6514
01/01/2014 to 12/31/2014	9.869255	9.776157	100,474.4944
01/01/2015 to 12/31/2015	9.776157	9.522921	53,905.6843
01/01/2016 to 12/31/2016	9.522921	9.626843	35,516.3017
01/01/2017 to 12/31/2017	9.626843	9.562397	33,105.1942
01/01/2018 to 12/31/2018	9.562397	9.412933	31,648.2796
01/01/2019 to 12/31/2019	9.412933	9.654289	30,205.7492
01/01/2020 to 12/31/2020	9.654289	9.663529	29,319.9282
43

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.079303	11.801459	7,895.0022
01/01/2012 to 12/31/2012	11.801459	13.219191	9,652.1605
01/01/2013 to 12/31/2013	13.219191	13.091853	10,393.8486
01/01/2014 to 12/31/2014	13.091853	12.978963	5,906.7789
01/01/2015 to 12/31/2015	12.978963	12.192703	5,195.9419
01/01/2016 to 12/31/2016	12.192703	12.055800	3,432.4304
01/01/2017 to 12/31/2017	12.055800	11.834248	3,679.9993
01/01/2018 to 12/31/2018	11.834248	11.714995	3,670.9182
01/01/2019 to 12/31/2019	11.714995	11.617097	4,092.4454
01/01/2020 to 12/31/2020	11.617097	10.713803	4,687.7393
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.701994	12.680858	35,393.5635
01/01/2012 to 12/31/2012	12.680858	15.658693	33,692.3080
01/01/2013 to 12/31/2013	15.658693	15.892811	32,414.9400
01/01/2014 to 12/31/2014	15.892811	17.644963	33,747.7631
01/01/2015 to 12/31/2015	17.644963	17.053132	33,392.7808
01/01/2016 to 12/31/2016	17.053132	16.861610	27,870.6364
01/01/2017 to 12/31/2017	16.861610	18.304718	22,059.7551
01/01/2018 to 12/31/2018	18.304718	16.389116	21,157.0702
01/01/2019 to 12/31/2019	16.389116	20.050337	19,071.4475
01/01/2020 to 12/31/2020	20.050337	18.666141	21,006.7179
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.875459	15.864627	153,377.0704
01/01/2012 to 12/31/2012	15.864627	20.097464	137,552.7367
01/01/2013 to 12/31/2013	20.097464	25.706033	112,691.2592
01/01/2014 to 12/31/2014	25.706033	23.738048	110,531.8797
01/01/2015 to 12/31/2015	23.738048	22.215731	102,835.1288
01/01/2016 to 12/31/2016	22.215731	23.556598	93,462.0023
01/01/2017 to 12/31/2017	23.556598	30.117934	83,039.8830
01/01/2018 to 12/31/2018	30.117934	22.441677	81,141.7276
01/01/2019 to 12/31/2019	22.441677	27.390801	71,394.7217
01/01/2020 to 12/31/2020	27.390801	28.221059	76,694.0016
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010614	1.043676	2,243,297.9862
01/01/2013 to 12/31/2013	1.043676	1.042049	1,905,815.7454
01/01/2014 to 12/31/2014	1.042049	1.078417	1,664,989.3706
01/01/2015 to 12/31/2015	1.078417	1.012611	1,354,705.9571
01/01/2016 to 12/31/2016	1.012611	1.108857	687,356.0596
01/01/2017 to 12/31/2017	1.108857	1.195662	422,420.3829
01/01/2018 to 12/31/2018	1.195662	1.096445	391,285.1690
01/01/2019 to 12/31/2019	1.096445	1.238954	284,153.7156
01/01/2020 to 12/31/2020	1.238954	1.337450	260,053.7667
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.952079	9.610722	54,737.5422
01/01/2012 to 12/31/2012	9.610722	11.155811	44,942.9357
01/01/2013 to 12/31/2013	11.155811	14.804724	49,833.2488
01/01/2014 to 12/31/2014	14.804724	15.862918	55,328.1462
01/01/2015 to 12/31/2015	15.862918	14.620346	38,673.7658
01/01/2016 to 12/31/2016	14.620346	16.809802	27,053.7408
01/01/2017 to 12/31/2017	16.809802	19.447348	25,879.7912
01/01/2018 to 12/31/2018	19.447348	16.743291	23,985.6249
01/01/2019 to 12/31/2019	16.743291	20.507465	22,105.5380
01/01/2020 to 12/31/2020	20.507465	19.998525	22,592.4838
44

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.046688	14.589864	86,408.4722
01/01/2012 to 12/31/2012	14.589864	16.906449	66,035.4277
01/01/2013 to 12/31/2013	16.906449	23.229758	67,340.8909
01/01/2014 to 12/31/2014	23.229758	24.571042	63,452.7423
01/01/2015 to 12/31/2015	24.571042	23.672670	52,488.1228
01/01/2016 to 12/31/2016	23.672670	25.857236	44,004.4188
01/01/2017 to 12/31/2017	25.857236	31.767641	38,911.5634
01/01/2018 to 12/31/2018	31.767641	28.317929	34,791.1555
01/01/2019 to 12/31/2019	28.317929	34.532467	34,193.9005
01/01/2020 to 12/31/2020	34.532467	53.060393	30,996.9995
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.900094	10.326787	53,061.3202
01/01/2014 to 12/31/2014	10.326787	10.637740	41,397.6585
01/01/2015 to 12/31/2015	10.637740	10.477454	44,730.0713
01/01/2016 to 12/31/2016	10.477454	10.499004	40,339.1820
01/01/2017 to 12/31/2017	10.499004	10.632497	31,177.7636
01/01/2018 to 12/31/2018	10.632497	10.423061	28,715.7843
01/01/2019 to 12/31/2019	10.423061	11.055954	17,500.9860
01/01/2020 to 12/31/2020	11.055954	11.691730	16,765.5590
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.190266	10.567275	62,591.7901
01/01/2012 to 12/31/2012	10.567275	10.866096	56,309.3620
01/01/2013 to 04/26/2013	10.866096	10.837429	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012668	1.045714	1,068,439.8878
01/01/2013 to 12/31/2013	1.045714	1.137625	1,492,659.2755
01/01/2014 to 12/31/2014	1.137625	1.192885	1,504,121.7550
01/01/2015 to 12/31/2015	1.192885	1.179720	1,155,114.4562
01/01/2016 to 12/31/2016	1.179720	1.189930	148,770.6369
01/01/2017 to 12/31/2017	1.189930	1.360731	23,251.4158
01/01/2018 to 12/31/2018	1.360731	1.237776	136,240.6325
01/01/2019 to 12/31/2019	1.237776	1.418467	20,166.5065
01/01/2020 to 12/31/2020	1.418467	1.560290	18,820.7131
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996768	1.036108	4,362.6587
01/01/2015 to 12/31/2015	1.036108	1.005600	35,501.8564
01/01/2016 to 12/31/2016	1.005600	1.005353	14,185.6809
01/01/2017 to 12/31/2017	1.005353	1.138138	13,303.5040
01/01/2018 to 04/30/2018	1.138138	1.107748	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.682146	12.247188	43,786.7873
01/01/2012 to 12/31/2012	12.247188	14.035860	48,879.7881
01/01/2013 to 12/31/2013	14.035860	16.114477	37,347.8494
01/01/2014 to 12/31/2014	16.114477	16.343034	31,146.8281
01/01/2015 to 12/31/2015	16.343034	16.216073	12,870.0107
01/01/2016 to 12/31/2016	16.216073	16.654313	18,718.5498
01/01/2017 to 12/31/2017	16.654313	20.075343	18,678.9549
01/01/2018 to 12/31/2018	20.075343	18.615495	16,335.0333
01/01/2019 to 12/31/2019	18.615495	23.269426	19,678.4137
01/01/2020 to 12/31/2020	23.269426	26.180314	18,398.0828
45

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.140208	7.226401	190,114.8307
01/01/2012 to 12/31/2012	7.226401	8.393408	156,684.9983
01/01/2013 to 12/31/2013	8.393408	11.979081	130,426.6853
01/01/2014 to 12/31/2014	11.979081	13.960289	146,816.5323
01/01/2015 to 12/31/2015	13.960289	13.131460	133,975.8831
01/01/2016 to 12/31/2016	13.131460	13.216452	125,053.6972
01/01/2017 to 12/31/2017	13.216452	15.340402	118,392.3353
01/01/2018 to 12/31/2018	15.340402	13.973701	102,505.8514
01/01/2019 to 12/31/2019	13.973701	16.925279	93,839.0580
01/01/2020 to 12/31/2020	16.925279	21.936052	80,410.2909
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	130.815922	118.555404	1,862.4532
01/01/2012 to 12/31/2012	118.555404	142.358799	1,492.4796
01/01/2013 to 12/31/2013	142.358799	179.708439	2,138.3879
01/01/2014 to 04/25/2014	179.708439	186.778347	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.472926	6.869278	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.076581	1.121167	210,186.3422
01/01/2014 to 12/31/2014	1.121167	1.200742	210,510.6459
01/01/2015 to 12/31/2015	1.200742	1.162701	216,259.2299
01/01/2016 to 12/31/2016	1.162701	1.189386	205,643.9244
01/01/2017 to 12/31/2017	1.189386	1.347123	25,854.4987
01/01/2018 to 12/31/2018	1.347123	1.225433	20,315.4042
01/01/2019 to 12/31/2019	1.225433	1.461955	18,336.4032
01/01/2020 to 12/31/2020	1.461955	1.526902	16,385.7138
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.709977	11.999062	155,818.0446
01/01/2012 to 12/31/2012	11.999062	13.725179	140,309.4254
01/01/2013 to 12/31/2013	13.725179	16.044248	123,705.2784
01/01/2014 to 12/31/2014	16.044248	14.633569	120,795.1618
01/01/2015 to 12/31/2015	14.633569	14.089329	116,331.5925
01/01/2016 to 12/31/2016	14.089329	13.689444	104,289.0759
01/01/2017 to 12/31/2017	13.689444	17.197350	93,716.5525
01/01/2018 to 12/31/2018	17.197350	14.495806	86,717.9696
01/01/2019 to 12/31/2019	14.495806	18.231938	86,116.5785
01/01/2020 to 12/31/2020	18.231938	20.196062	82,657.4140
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999726	1.031307	0.0000
01/01/2015 to 12/31/2015	1.031307	0.955516	2,239.2837
01/01/2016 to 12/31/2016	0.955516	1.040778	69,411.1173
01/01/2017 to 12/31/2017	1.040778	1.148754	2,784.8872
01/01/2018 to 12/31/2018	1.148754	1.040403	732.3921
01/01/2019 to 12/31/2019	1.040403	1.244102	651.9794
01/01/2020 to 12/31/2020	1.244102	1.363881	672.3504
46

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.156218	14.333217	210,296.9444
01/01/2012 to 12/31/2012	14.333217	15.330776	194,274.1368
01/01/2013 to 12/31/2013	15.330776	13.633363	182,431.8355
01/01/2014 to 12/31/2014	13.633363	13.750023	161,191.5754
01/01/2015 to 12/31/2015	13.750023	13.058558	141,691.2399
01/01/2016 to 12/31/2016	13.058558	13.437930	124,568.2504
01/01/2017 to 12/31/2017	13.437930	13.629351	112,295.4763
01/01/2018 to 12/31/2018	13.629351	13.036187	102,936.7466
01/01/2019 to 12/31/2019	13.036187	13.834869	96,531.4381
01/01/2020 to 12/31/2020	13.834869	15.125389	91,173.9371
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.480609	15.655875	435,941.5562
01/01/2012 to 12/31/2012	15.655875	16.766859	514,514.9173
01/01/2013 to 12/31/2013	16.766859	16.120048	407,703.7799
01/01/2014 to 12/31/2014	16.120048	16.463206	293,402.2909
01/01/2015 to 12/31/2015	16.463206	16.138017	286,094.5284
01/01/2016 to 12/31/2016	16.138017	16.231292	221,233.1801
01/01/2017 to 12/31/2017	16.231292	16.626854	215,894.6064
01/01/2018 to 12/31/2018	16.626854	16.258376	234,047.8731
01/01/2019 to 12/31/2019	16.258376	17.284969	205,468.2136
01/01/2020 to 12/31/2020	17.284969	18.384158	203,892.0054
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214422	10.708064	6,590.1681
01/01/2014 to 12/31/2014	10.708064	11.402998	16,350.7947
01/01/2015 to 12/31/2015	11.402998	11.037322	35,191.2950
01/01/2016 to 12/31/2016	11.037322	11.312749	30,165.4224
01/01/2017 to 12/31/2017	11.312749	12.915986	27,174.1849
01/01/2018 to 04/30/2018	12.915986	12.328913	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010646	1.063752	249,997.5196
01/01/2013 to 12/31/2013	1.063752	1.148116	447,933.8355
01/01/2014 to 12/31/2014	1.148116	1.212477	459,622.2485
01/01/2015 to 12/31/2015	1.212477	1.178020	608,564.7109
01/01/2016 to 12/31/2016	1.178020	1.219972	434,381.0831
01/01/2017 to 12/31/2017	1.219972	1.366846	232,739.6569
01/01/2018 to 12/31/2018	1.366846	1.213383	430,134.7054
01/01/2019 to 12/31/2019	1.213383	1.444980	356,164.8708
01/01/2020 to 12/31/2020	1.444980	1.446140	297,237.0705
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.320128	11.214183	142,129.8846
01/01/2012 to 12/31/2012	11.214183	12.402856	142,936.0373
01/01/2013 to 12/31/2013	12.402856	13.729403	113,842.0382
01/01/2014 to 12/31/2014	13.729403	14.239676	142,399.0612
01/01/2015 to 12/31/2015	14.239676	13.683672	135,433.2533
01/01/2016 to 12/31/2016	13.683672	14.188541	112,267.0133
01/01/2017 to 12/31/2017	14.188541	16.114228	113,583.7396
01/01/2018 to 12/31/2018	16.114228	14.763661	110,040.9394
01/01/2019 to 12/31/2019	14.763661	17.309068	103,224.3402
01/01/2020 to 12/31/2020	17.309068	18.632691	95,006.6040
47

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.911342	10.467993	78,206.6207
01/01/2012 to 12/31/2012	10.467993	11.801962	68,920.0507
01/01/2013 to 12/31/2013	11.801962	13.658977	41,348.6574
01/01/2014 to 12/31/2014	13.658977	14.108671	41,213.9983
01/01/2015 to 12/31/2015	14.108671	13.509671	55,051.4476
01/01/2016 to 12/31/2016	13.509671	14.153182	37,483.9769
01/01/2017 to 12/31/2017	14.153182	16.598046	38,562.6387
01/01/2018 to 12/31/2018	16.598046	14.844588	37,839.8023
01/01/2019 to 12/31/2019	14.844588	17.816338	37,158.4864
01/01/2020 to 12/31/2020	17.816338	19.339694	36,636.0604
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.329072	43.592251	66,198.4369
01/01/2012 to 12/31/2012	43.592251	50.405995	56,179.8070
01/01/2013 to 12/31/2013	50.405995	66.096200	51,489.0908
01/01/2014 to 12/31/2014	66.096200	73.391587	47,505.3358
01/01/2015 to 12/31/2015	73.391587	69.358545	48,382.4819
01/01/2016 to 12/31/2016	69.358545	78.824746	40,328.0274
01/01/2017 to 12/31/2017	78.824746	90.364239	37,777.3020
01/01/2018 to 12/31/2018	90.364239	80.453408	32,120.5838
01/01/2019 to 12/31/2019	80.453408	99.771563	28,625.5212
01/01/2020 to 12/31/2020	99.771563	100.596591	29,617.6958
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.904407	9.548701	174,661.9512
01/01/2012 to 12/31/2012	9.548701	10.639199	143,972.8208
01/01/2013 to 12/31/2013	10.639199	14.243294	125,542.0092
01/01/2014 to 12/31/2014	14.243294	15.744764	109,976.9307
01/01/2015 to 12/31/2015	15.744764	16.462923	109,706.1245
01/01/2016 to 12/31/2016	16.462923	17.139966	91,454.5002
01/01/2017 to 12/31/2017	17.139966	20.958873	72,778.0844
01/01/2018 to 12/31/2018	20.958873	20.091377	60,312.1202
01/01/2019 to 12/31/2019	20.091377	25.812003	53,533.2167
01/01/2020 to 12/31/2020	25.812003	31.350487	50,328.9517
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.652908	22.328001	11,002.8978
01/01/2012 to 12/31/2012	22.328001	25.099946	8,603.8315
01/01/2013 to 12/31/2013	25.099946	32.059103	5,221.9113
01/01/2014 to 12/31/2014	32.059103	34.454617	4,901.7178
01/01/2015 to 12/31/2015	34.454617	30.739029	5,996.3463
01/01/2016 to 12/31/2016	30.739029	34.801823	4,915.7871
01/01/2017 to 12/31/2017	34.801823	37.347005	6,546.8669
01/01/2018 to 12/31/2018	37.347005	32.889080	4,430.1309
01/01/2019 to 12/31/2019	32.889080	41.582078	4,105.2659
01/01/2020 to 12/31/2020	41.582078	43.869931	4,390.8603
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.913554	13.698773	50,527.5531
01/01/2012 to 12/31/2012	13.698773	15.858708	46,189.3230
01/01/2013 to 12/31/2013	15.858708	20.620246	51,137.5401
01/01/2014 to 12/31/2014	20.620246	22.885769	45,476.6088
01/01/2015 to 12/31/2015	22.885769	20.386935	39,364.7900
01/01/2016 to 12/31/2016	20.386935	22.617726	23,888.7328
01/01/2017 to 12/31/2017	22.617726	24.563414	24,373.4660
01/01/2018 to 12/31/2018	24.563414	20.874495	22,409.4474
01/01/2019 to 12/31/2019	20.874495	27.731510	18,917.1305
01/01/2020 to 12/31/2020	27.731510	27.918779	19,411.7602
48

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2011 to 12/31/2011	9.997808	10.712070	42,077.9559
01/01/2012 to 12/31/2012	10.712070	10.829490	210,786.9573
01/01/2013 to 12/31/2013	10.829490	10.135290	70,926.4617
01/01/2014 to 12/31/2014	10.135290	10.685330	81,080.9306
01/01/2015 to 12/31/2015	10.685330	10.518788	27,351.6464
01/01/2016 to 12/31/2016	10.518788	10.446326	7,933.0756
01/01/2017 to 12/31/2017	10.446326	10.506265	2,077.4023
01/01/2018 to 12/31/2018	10.506265	10.290410	2,694.4625
01/01/2019 to 12/31/2019	10.290410	10.842507	2,635.9677
01/01/2020 to 12/31/2020	10.842507	11.443113	4,763.2576
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.884348	9.710339	70,430.6812
01/01/2014 to 12/31/2014	9.710339	9.199817	65,734.3324
01/01/2015 to 12/31/2015	9.199817	8.821930	59,381.0833
01/01/2016 to 12/31/2016	8.821930	9.084006	49,796.6989
01/01/2017 to 12/31/2017	9.084006	12.011522	48,537.4247
01/01/2018 to 12/31/2018	12.011522	9.748421	48,533.5006
01/01/2019 to 12/31/2019	9.748421	12.651989	44,031.8152
01/01/2020 to 12/31/2020	12.651989	15.657311	39,242.0257
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.828474	7.417695	124,218.1825
01/01/2012 to 12/31/2012	7.417695	8.538152	100,942.2422
01/01/2013 to 04/26/2013	8.538152	8.838384	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.997974	9.800529	353,661.5697
01/01/2012 to 12/31/2012	9.800529	9.605404	256,780.3561
01/01/2013 to 12/31/2013	9.605404	9.415196	306,490.8556
01/01/2014 to 12/31/2014	9.415196	9.228755	227,144.6102
01/01/2015 to 12/31/2015	9.228755	9.046005	185,756.7374
01/01/2016 to 12/31/2016	9.046005	8.876818	197,434.3981
01/01/2017 to 12/31/2017	8.876818	8.756739	215,143.3986
01/01/2018 to 12/31/2018	8.756739	8.715336	174,191.9944
01/01/2019 to 12/31/2019	8.715336	8.703204	206,582.4916
01/01/2020 to 12/31/2020	8.703204	8.546787	173,163.7091
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.212265	13.419411	7,448.7575
01/01/2015 to 12/31/2015	13.419411	13.076654	7,340.6520
01/01/2016 to 12/31/2016	13.076654	13.398381	114,255.0471
01/01/2017 to 12/31/2017	13.398381	14.044290	37,284.7753
01/01/2018 to 12/31/2018	14.044290	13.405260	35,269.1889
01/01/2019 to 12/31/2019	13.405260	14.681969	33,380.3454
01/01/2020 to 12/31/2020	14.681969	15.760031	31,660.9124
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.648442	11.621002	790,999.0512
01/01/2012 to 12/31/2012	11.621002	12.632521	759,208.3008
01/01/2013 to 12/31/2013	12.632521	13.506656	619,030.6362
01/01/2014 to 04/25/2014	13.506656	13.592058	0.0000
49

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.710789	11.465977	1,130,006.3195
01/01/2012 to 12/31/2012	11.465977	12.630638	1,000,943.8708
01/01/2013 to 12/31/2013	12.630638	14.141787	954,534.5793
01/01/2014 to 04/25/2014	14.141787	14.177574	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.785032	14.113353	1,383,079.3058
01/01/2015 to 12/31/2015	14.113353	13.685385	1,185,591.3806
01/01/2016 to 12/31/2016	13.685385	14.231049	1,077,601.9221
01/01/2017 to 12/31/2017	14.231049	15.434650	1,045,929.4395
01/01/2018 to 12/31/2018	15.434650	14.461571	825,825.7482
01/01/2019 to 12/31/2019	14.461571	16.385994	691,290.5587
01/01/2020 to 12/31/2020	16.385994	17.833478	673,327.3814
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.497127	11.078030	2,612,876.3300
01/01/2012 to 12/31/2012	11.078030	12.370158	2,410,681.6755
01/01/2013 to 12/31/2013	12.370158	14.479841	2,282,113.0024
01/01/2014 to 04/25/2014	14.479841	14.472797	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.176158	14.623774	2,280,380.2540
01/01/2015 to 12/31/2015	14.623774	14.152446	2,088,537.4734
01/01/2016 to 12/31/2016	14.152446	14.857881	1,858,030.3713
01/01/2017 to 12/31/2017	14.857881	16.710077	1,770,328.6245
01/01/2018 to 12/31/2018	16.710077	15.374277	1,577,293.4405
01/01/2019 to 12/31/2019	15.374277	17.996961	1,467,403.3437
01/01/2020 to 12/31/2020	17.996961	20.082840	1,390,181.6991
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.386377	10.729021	2,561,984.4133
01/01/2012 to 12/31/2012	10.729021	12.168568	2,321,679.1872
01/01/2013 to 12/31/2013	12.168568	15.018680	2,244,263.2526
01/01/2014 to 04/25/2014	15.018680	14.929731	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.520666	9.168219	96,298.1406
01/01/2012 to 12/31/2012	9.168219	10.434630	103,874.1022
01/01/2013 to 04/26/2013	10.434630	11.212040	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.150559	14.681590	2,224,901.3653
01/01/2015 to 12/31/2015	14.681590	14.146749	1,975,363.1287
01/01/2016 to 12/31/2016	14.146749	14.995487	1,740,728.3371
01/01/2017 to 12/31/2017	14.995487	17.516061	1,486,860.6909
01/01/2018 to 12/31/2018	17.516061	15.774607	1,354,499.7206
01/01/2019 to 12/31/2019	15.774607	19.131164	1,184,055.2931
01/01/2020 to 12/31/2020	19.131164	21.863174	1,039,835.5930
50

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.109090	13.684065	151,523.0440
01/01/2012 to 12/31/2012	13.684065	14.964991	133,137.8532
01/01/2013 to 12/31/2013	14.964991	20.024233	118,299.9315
01/01/2014 to 12/31/2014	20.024233	19.956237	107,556.2823
01/01/2015 to 12/31/2015	19.956237	17.670441	96,547.4740
01/01/2016 to 12/31/2016	17.670441	21.244050	81,999.4736
01/01/2017 to 12/31/2017	21.244050	23.435877	73,417.5230
01/01/2018 to 12/31/2018	23.435877	19.887224	58,618.6912
01/01/2019 to 12/31/2019	19.887224	24.062510	57,736.7332
01/01/2020 to 12/31/2020	24.062510	24.995254	61,599.7466
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.020935	13.972768	18,798.5969
01/01/2012 to 12/31/2012	13.972768	16.146662	18,416.5797
01/01/2013 to 12/31/2013	16.146662	20.195652	20,278.2165
01/01/2014 to 12/31/2014	20.195652	18.470447	19,196.9360
01/01/2015 to 12/31/2015	18.470447	19.146637	16,539.5743
01/01/2016 to 12/31/2016	19.146637	19.861002	15,673.8717
01/01/2017 to 12/31/2017	19.861002	25.396632	20,318.2070
01/01/2018 to 12/31/2018	25.396632	19.772583	16,729.1555
01/01/2019 to 12/31/2019	19.772583	23.845468	16,954.7972
01/01/2020 to 12/31/2020	23.845468	25.426654	16,970.4093
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	21.165710	21.457889	8,450.5416
01/01/2017 to 12/31/2017	21.457889	24.990651	3,454.0511
01/01/2018 to 12/31/2018	24.990651	24.406569	2,326.1400
01/01/2019 to 12/31/2019	24.406569	31.254485	2,200.7719
01/01/2020 to 12/31/2020	31.254485	33.995010	2,136.9409
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.965327	15.819821	5,343.8534
01/01/2012 to 12/31/2012	15.819821	17.113970	5,570.5964
01/01/2013 to 12/31/2013	17.113970	22.262962	5,475.5562
01/01/2014 to 12/31/2014	22.262962	24.207638	4,767.2722
01/01/2015 to 12/31/2015	24.207638	23.668803	2,520.5119
01/01/2016 to 04/29/2016	23.668803	23.769663	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.156371	11.418134	237,947.2766
01/01/2012 to 12/31/2012	11.418134	12.612316	225,327.0336
01/01/2013 to 12/31/2013	12.612316	16.507681	187,910.8734
01/01/2014 to 12/31/2014	16.507681	17.871146	158,952.0269
01/01/2015 to 12/31/2015	17.871146	17.914314	140,812.4893
01/01/2016 to 12/31/2016	17.914314	18.815512	119,508.1886
01/01/2017 to 12/31/2017	18.815512	21.933618	108,457.8576
01/01/2018 to 12/31/2018	21.933618	21.443291	96,187.6730
01/01/2019 to 12/31/2019	21.443291	27.486493	81,980.9291
01/01/2020 to 12/31/2020	27.486493	29.925823	79,848.0843
51

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.231304	16.896737	41,006.0062
01/01/2014 to 12/31/2014	16.896737	18.363440	33,979.0747
01/01/2015 to 12/31/2015	18.363440	18.468554	27,468.1934
01/01/2016 to 12/31/2016	18.468554	19.036542	25,475.8401
01/01/2017 to 12/31/2017	19.036542	23.313826	23,590.4933
01/01/2018 to 12/31/2018	23.313826	21.501143	20,594.7185
01/01/2019 to 12/31/2019	21.501143	27.996273	19,912.2882
01/01/2020 to 12/31/2020	27.996273	36.052827	18,873.8746
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.930018	12.635321	44,498.0392
01/01/2012 to 12/31/2012	12.635321	13.129269	40,276.2735
01/01/2013 to 04/26/2013	13.129269	14.140083	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.689801	11.484204	117,693.8871
01/01/2012 to 12/31/2012	11.484204	13.006730	232,756.1783
01/01/2013 to 12/31/2013	13.006730	17.432343	195,695.2140
01/01/2014 to 12/31/2014	17.432343	18.581147	170,947.1734
01/01/2015 to 12/31/2015	18.581147	20.132816	155,500.8720
01/01/2016 to 12/31/2016	20.132816	19.708546	133,446.3067
01/01/2017 to 12/31/2017	19.708546	26.465575	114,607.5705
01/01/2018 to 12/31/2018	26.465575	25.968083	90,931.4715
01/01/2019 to 12/31/2019	25.968083	33.725220	88,192.7130
01/01/2020 to 12/31/2020	33.725220	51.692147	78,274.7628
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.773042	7.326859	12,919.3311
01/01/2012 to 12/31/2012	7.326859	8.091096	13,112.3347
01/01/2013 to 04/26/2013	8.091096	8.678653	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.946640	7.682062	211,021.0626
01/01/2012 to 04/27/2012	7.682062	8.625430	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.454054	15.181713	21,551.0934
01/01/2012 to 12/31/2012	15.181713	15.412671	26,156.9501
01/01/2013 to 12/31/2013	15.412671	14.719144	45,947.8038
01/01/2014 to 12/31/2014	14.719144	15.215418	50,125.8692
01/01/2015 to 12/31/2015	15.215418	14.905720	21,732.0985
01/01/2016 to 12/31/2016	14.905720	14.915416	27,432.1086
01/01/2017 to 12/31/2017	14.915416	15.050373	14,753.4603
01/01/2018 to 12/31/2018	15.050373	14.678290	5,979.6236
01/01/2019 to 12/31/2019	14.678290	15.588008	5,973.9087
01/01/2020 to 12/31/2020	15.588008	16.331068	6,132.6414
52

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.103205	15.431453	8,737.9989
01/01/2012 to 12/31/2012	15.431453	17.735810	9,103.6799
01/01/2013 to 12/31/2013	17.735810	23.078772	11,428.6787
01/01/2014 to 12/31/2014	23.078772	24.705760	16,055.4973
01/01/2015 to 12/31/2015	24.705760	23.568130	13,133.9490
01/01/2016 to 12/31/2016	23.568130	27.740938	16,462.9163
01/01/2017 to 12/31/2017	27.740938	31.436176	12,769.3340
01/01/2018 to 12/31/2018	31.436176	27.247011	11,842.1868
01/01/2019 to 12/31/2019	27.247011	33.528495	13,289.0975
01/01/2020 to 12/31/2020	33.528495	37.157365	13,406.5360
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.748533	10.059120	13,837.1629
01/01/2012 to 12/31/2012	10.059120	11.627628	41,795.9400
01/01/2013 to 12/31/2013	11.627628	13.840718	63,686.4443
01/01/2014 to 12/31/2014	13.840718	12.707763	84,447.8878
01/01/2015 to 12/31/2015	12.707763	12.292815	70,249.5635
01/01/2016 to 12/31/2016	12.292815	12.166117	71,603.9066
01/01/2017 to 12/31/2017	12.166117	14.853060	62,837.2301
01/01/2018 to 12/31/2018	14.853060	12.501271	63,997.7165
01/01/2019 to 12/31/2019	12.501271	14.897797	64,034.5145
01/01/2020 to 12/31/2020	14.897797	15.699667	64,722.2322
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.334612	15.318802	6,962.3082
01/01/2012 to 12/31/2012	15.318802	17.407992	19,470.1013
01/01/2013 to 12/31/2013	17.407992	23.568232	18,144.2558
01/01/2014 to 12/31/2014	23.568232	24.194236	22,161.1642
01/01/2015 to 12/31/2015	24.194236	22.639276	25,107.7575
01/01/2016 to 12/31/2016	22.639276	26.834643	20,658.8388
01/01/2017 to 12/31/2017	26.834643	30.066072	20,560.1592
01/01/2018 to 12/31/2018	30.066072	26.165105	19,306.6662
01/01/2019 to 12/31/2019	26.165105	32.110726	19,234.8361
01/01/2020 to 12/31/2020	32.110726	37.534678	19,028.7509
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.287000	11.244884	138,809.6956
01/01/2012 to 12/31/2012	11.244884	12.721523	127,440.0432
01/01/2013 to 12/31/2013	12.721523	16.422447	98,374.5096
01/01/2014 to 12/31/2014	16.422447	18.205823	111,842.4120
01/01/2015 to 12/31/2015	18.205823	18.008300	105,245.4968
01/01/2016 to 12/31/2016	18.008300	19.660973	102,692.5210
01/01/2017 to 12/31/2017	19.660973	23.364827	89,680.7771
01/01/2018 to 12/31/2018	23.364827	21.793247	81,707.4987
01/01/2019 to 12/31/2019	21.793247	27.941352	73,147.3787
01/01/2020 to 12/31/2020	27.941352	32.268600	71,456.7310
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.292937	20.124260	16,227.7905
01/01/2014 to 12/31/2014	20.124260	21.809215	14,860.6160
01/01/2015 to 12/31/2015	21.809215	21.299429	12,708.7980
01/01/2016 to 12/31/2016	21.299429	23.820530	12,825.8254
01/01/2017 to 12/31/2017	23.820530	27.455727	10,324.5967
01/01/2018 to 12/31/2018	27.455727	24.153086	9,662.9478
01/01/2019 to 12/31/2019	24.153086	30.740780	12,227.2224
01/01/2020 to 12/31/2020	30.740780	31.232245	11,976.0994
53

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.756087	8.536112	46,435.1987
01/01/2012 to 12/31/2012	8.536112	9.530503	42,994.9385
01/01/2013 to 04/26/2013	9.530503	10.419926	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.399773	19.153339	35,689.0966
01/01/2014 to 12/31/2014	19.153339	18.717626	33,947.8162
01/01/2015 to 12/31/2015	18.717626	18.416698	32,163.7668
01/01/2016 to 12/31/2016	18.416698	21.372618	31,119.9444
01/01/2017 to 12/31/2017	21.372618	24.195479	26,011.4351
01/01/2018 to 12/31/2018	24.195479	22.057065	19,880.9529
01/01/2019 to 12/31/2019	22.057065	27.978113	15,531.2711
01/01/2020 to 12/31/2020	27.978113	34.212492	14,400.3317
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.749193	13.694886	44,521.2935
01/01/2012 to 12/31/2012	13.694886	14.131751	42,520.8527
01/01/2013 to 04/26/2013	14.131751	15.293514	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.659429	8.374812	116,665.5273
01/01/2014 to 12/31/2014	8.374812	8.933499	121,015.8009
01/01/2015 to 12/31/2015	8.933499	9.677157	113,096.2770
01/01/2016 to 12/31/2016	9.677157	9.630836	96,258.4023
01/01/2017 to 12/31/2017	9.630836	12.601154	96,244.8971
01/01/2018 to 12/31/2018	12.601154	12.207684	79,979.5933
01/01/2019 to 12/31/2019	12.207684	15.626369	66,297.0272
01/01/2020 to 12/31/2020	15.626369	20.928379	65,880.6401
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.540548	5.776871	192,681.6665
01/01/2012 to 12/31/2012	5.776871	6.348021	140,800.0173
01/01/2013 to 04/26/2013	6.348021	6.625610	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.570599	15.168094	18,289.6148
01/01/2012 to 12/31/2012	15.168094	15.249441	18,738.2775
01/01/2013 to 12/31/2013	15.249441	16.555054	16,740.3359
01/01/2014 to 12/31/2014	16.555054	13.172463	12,544.0244
01/01/2015 to 12/31/2015	13.172463	8.681792	16,948.4068
01/01/2016 to 12/31/2016	8.681792	12.232179	16,279.4266
01/01/2017 to 12/31/2017	12.232179	11.901800	13,376.3075
01/01/2018 to 12/31/2018	11.901800	8.299067	14,303.9332
01/01/2019 to 12/31/2019	8.299067	9.139389	17,343.7303
01/01/2020 to 12/31/2020	9.139389	10.855088	17,438.0800
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	26.359651	27.232199	67,476.8499
01/01/2017 to 12/31/2017	27.232199	28.812009	63,696.3165
01/01/2018 to 12/31/2018	28.812009	27.102012	54,581.0142
01/01/2019 to 12/31/2019	27.102012	30.346812	51,495.1584
01/01/2020 to 12/31/2020	30.346812	31.711357	50,740.6314
54

CONDENSED FINANCIAL INFORMATION (continued)
2.00% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.153767	22.684442	94,769.6247
01/01/2012 to 12/31/2012	22.684442	25.111551	105,701.3871
01/01/2013 to 12/31/2013	25.111551	26.578323	95,399.7473
01/01/2014 to 12/31/2014	26.578323	27.310111	91,365.8732
01/01/2015 to 12/31/2015	27.310111	26.187211	75,881.7689
01/01/2016 to 04/29/2016	26.187211	26.929963	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.897886	27.812591	1,925.5391
01/01/2017 to 12/31/2017	27.812591	29.440469	500.8197
01/01/2018 to 12/31/2018	29.440469	27.724464	522.2416
01/01/2019 to 12/31/2019	27.724464	31.060905	520.3474
01/01/2020 to 12/31/2020	31.060905	32.506322	555.3639
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.231830	12.404789	7,808.6825
01/01/2012 to 12/31/2012	12.404789	13.550610	11,158.6736
01/01/2013 to 12/31/2013	13.550610	13.469683	11,751.9006
01/01/2014 to 12/31/2014	13.469683	13.789535	8,249.4810
01/01/2015 to 12/31/2015	13.789535	13.319489	5,805.4479
01/01/2016 to 04/29/2016	13.319489	13.622882	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.769877	16.272444	26,629.4090
01/01/2012 to 12/31/2012	16.272444	16.434607	22,200.0728
01/01/2013 to 12/31/2013	16.434607	15.963339	17,537.0111
01/01/2014 to 12/31/2014	15.963339	16.046265	17,497.0331
01/01/2015 to 12/31/2015	16.046265	15.776812	16,698.1632
01/01/2016 to 12/31/2016	15.776812	15.622346	16,142.1959
01/01/2017 to 12/31/2017	15.622346	15.570494	3,555.3319
01/01/2018 to 12/31/2018	15.570494	15.366957	2,869.8464
01/01/2019 to 12/31/2019	15.366957	15.933309	2,936.7773
01/01/2020 to 12/31/2020	15.933309	16.384052	2,973.9894
55

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997699	9.690198	79,318.1445
01/01/2012 to 12/31/2012	9.690198	10.444693	106,892.7932
01/01/2013 to 12/31/2013	10.444693	11.367647	30,374.1912
01/01/2014 to 12/31/2014	11.367647	11.949379	30,200.5251
01/01/2015 to 12/31/2015	11.949379	11.768823	30,283.0570
01/01/2016 to 12/31/2016	11.768823	11.938678	29,258.6683
01/01/2017 to 12/31/2017	11.938678	13.283440	4,843.2125
01/01/2018 to 12/31/2018	13.283440	12.099348	32,449.6128
01/01/2019 to 12/31/2019	12.099348	13.989397	25,830.3842
01/01/2020 to 12/31/2020	13.989397	14.531586	2,413.4816
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.705506	9.302038	431,129.1721
01/01/2012 to 12/31/2012	9.302038	10.339948	260,695.5467
01/01/2013 to 12/31/2013	10.339948	12.001527	160,262.6838
01/01/2014 to 12/31/2014	12.001527	12.463023	1,126,244.0495
01/01/2015 to 12/31/2015	12.463023	12.117900	205,751.8586
01/01/2016 to 12/31/2016	12.117900	12.792815	136,763.6136
01/01/2017 to 12/31/2017	12.792815	14.639506	163,186.0803
01/01/2018 to 12/31/2018	14.639506	13.715560	155,910.9227
01/01/2019 to 12/31/2019	13.715560	16.053063	149,164.3814
01/01/2020 to 12/31/2020	16.053063	18.165978	146,173.0364
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.231609	8.612281	125,319.3506
01/01/2012 to 12/31/2012	8.612281	9.794980	106,666.9802
01/01/2013 to 12/31/2013	9.794980	11.999741	101,726.0689
01/01/2014 to 12/31/2014	11.999741	12.500948	96,927.2614
01/01/2015 to 12/31/2015	12.500948	12.148623	111,482.1601
01/01/2016 to 12/31/2016	12.148623	12.961923	117,548.0517
01/01/2017 to 12/31/2017	12.961923	15.402915	112,873.2928
01/01/2018 to 12/31/2018	15.402915	14.210958	179,686.9107
01/01/2019 to 12/31/2019	14.210958	17.204807	74,669.9585
01/01/2020 to 12/31/2020	17.204807	19.697720	66,836.1690
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.032619	8.438265	14,675.7223
01/01/2012 to 12/31/2012	8.438265	9.700646	13,363.1726
01/01/2013 to 12/31/2013	9.700646	12.328480	12,907.9408
01/01/2014 to 12/31/2014	12.328480	13.060226	21,060.1367
01/01/2015 to 12/31/2015	13.060226	13.618986	46,267.2611
01/01/2016 to 12/31/2016	13.618986	14.549476	45,694.4333
01/01/2017 to 12/31/2017	14.549476	18.223472	81,152.2465
01/01/2018 to 12/31/2018	18.223472	17.753597	78,071.4152
01/01/2019 to 12/31/2019	17.753597	22.658844	76,455.8591
01/01/2020 to 12/31/2020	22.658844	33.643129	70,110.0748
56

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.946333	9.758710	148,406.4054
01/01/2012 to 12/31/2012	9.758710	10.590550	122,870.0553
01/01/2013 to 12/31/2013	10.590550	11.772645	142,225.3815
01/01/2014 to 12/31/2014	11.772645	12.230577	157,972.0390
01/01/2015 to 12/31/2015	12.230577	11.889444	111,237.9746
01/01/2016 to 12/31/2016	11.889444	12.458875	63,808.9429
01/01/2017 to 12/31/2017	12.458875	13.782497	71,254.8632
01/01/2018 to 12/31/2018	13.782497	13.033640	59,989.3327
01/01/2019 to 12/31/2019	13.033640	14.824843	52,943.4437
01/01/2020 to 12/31/2020	14.824843	16.401771	88,062.7967
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2011 to 12/31/2011	10.341705	10.553323	0.0000
01/01/2012 to 12/31/2012	10.553323	11.423719	33,767.7030
01/01/2013 to 12/31/2013	11.423719	10.806938	33,284.7583
01/01/2014 to 12/31/2014	10.806938	11.005391	25,621.7556
01/01/2015 to 12/31/2015	11.005391	9.744938	27,594.3094
01/01/2016 to 12/31/2016	9.744938	10.397554	27,206.0395
01/01/2017 to 12/31/2017	10.397554	11.180168	4,748.1491
01/01/2018 to 12/31/2018	11.180168	10.251570	1,226.3046
01/01/2019 to 12/31/2019	10.251570	12.037986	1,134.9477
01/01/2020 to 12/31/2020	12.037986	12.143656	5,941.3579
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997699	9.523469	0.0000
01/01/2012 to 12/31/2012	9.523469	10.176874	48,601.4066
01/01/2013 to 12/31/2013	10.176874	10.992694	59,159.7044
01/01/2014 to 12/31/2014	10.992694	11.401052	52,939.3912
01/01/2015 to 12/31/2015	11.401052	11.151963	53,749.1555
01/01/2016 to 12/31/2016	11.151963	11.404147	50,321.4375
01/01/2017 to 12/31/2017	11.404147	12.654080	23,816.5748
01/01/2018 to 12/31/2018	12.654080	11.499554	14,703.3228
01/01/2019 to 12/31/2019	11.499554	13.583166	13,231.6121
01/01/2020 to 12/31/2020	13.583166	13.873479	9,566.3602
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.781187	18.822943	82,334.5474
01/01/2012 to 12/31/2012	18.822943	21.478734	73,538.7017
01/01/2013 to 12/31/2013	21.478734	22.995450	41,131.9512
01/01/2014 to 12/31/2014	22.995450	23.259599	22,387.3208
01/01/2015 to 12/31/2015	23.259599	21.854392	21,012.3829
01/01/2016 to 12/31/2016	21.854392	24.391670	39,212.0462
01/01/2017 to 12/31/2017	24.391670	25.739648	33,576.7357
01/01/2018 to 12/31/2018	25.739648	24.477665	18,262.6577
01/01/2019 to 12/31/2019	24.477665	27.529200	39,858.8715
01/01/2020 to 12/31/2020	27.529200	28.978985	39,210.6138
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.113903	10.254766	257,189.9383
01/01/2012 to 12/31/2012	10.254766	11.721605	334,644.9807
01/01/2013 to 12/31/2013	11.721605	14.864957	354,908.6859
01/01/2014 to 12/31/2014	14.864957	15.296727	369,468.7939
01/01/2015 to 12/31/2015	15.296727	14.677993	356,384.7307
01/01/2016 to 12/31/2016	14.677993	15.663430	339,785.7285
01/01/2017 to 12/31/2017	15.663430	18.856794	324,397.2473
01/01/2018 to 12/31/2018	18.856794	16.604365	217,869.5979
01/01/2019 to 12/31/2019	16.604365	20.727666	209,110.9992
01/01/2020 to 12/31/2020	20.727666	24.134300	208,536.1863
57

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997699	9.339265	0.0000
01/01/2012 to 12/31/2012	9.339265	10.342882	153,980.3001
01/01/2013 to 12/31/2013	10.342882	11.582518	387,604.8400
01/01/2014 to 12/31/2014	11.582518	12.436122	626,866.5592
01/01/2015 to 12/31/2015	12.436122	11.679888	808,993.1631
01/01/2016 to 12/31/2016	11.679888	12.393911	721,847.2452
01/01/2017 to 12/31/2017	12.393911	14.362164	726,891.8957
01/01/2018 to 12/31/2018	14.362164	13.026717	616,945.1233
01/01/2019 to 12/31/2019	13.026717	15.762077	578,633.4285
01/01/2020 to 12/31/2020	15.762077	17.366223	556,720.4151
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.703561	14.887415	69,123.8656
01/01/2012 to 12/31/2012	14.887415	17.198398	66,880.3815
01/01/2013 to 12/31/2013	17.198398	22.305649	53,976.7504
01/01/2014 to 12/31/2014	22.305649	22.216749	49,869.3641
01/01/2015 to 12/31/2015	22.216749	20.578361	42,515.7570
01/01/2016 to 12/31/2016	20.578361	26.449082	36,555.4135
01/01/2017 to 12/31/2017	26.449082	28.931221	34,120.6359
01/01/2018 to 12/31/2018	28.931221	24.011294	31,530.7829
01/01/2019 to 12/31/2019	24.011294	30.278488	31,247.3038
01/01/2020 to 12/31/2020	30.278488	29.477812	32,241.8832
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.168527	9.687236	18,422.7584
01/01/2012 to 12/31/2012	9.687236	11.277211	17,035.1658
01/01/2013 to 12/31/2013	11.277211	10.492770	17,904.6125
01/01/2014 to 12/31/2014	10.492770	9.604639	18,164.7764
01/01/2015 to 12/31/2015	9.604639	8.105828	16,122.4295
01/01/2016 to 12/31/2016	8.105828	8.850363	18,240.0260
01/01/2017 to 12/31/2017	8.850363	11.122225	18,772.8209
01/01/2018 to 12/31/2018	11.122225	9.345388	16,954.2926
01/01/2019 to 12/31/2019	9.345388	11.050001	18,547.4048
01/01/2020 to 12/31/2020	11.050001	13.773420	17,524.6637
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.174412	10.163508	8,141.3776
01/01/2012 to 12/31/2012	10.163508	10.680714	6,754.2015
01/01/2013 to 12/31/2013	10.680714	10.859979	17,712.6693
01/01/2014 to 12/31/2014	10.859979	10.712570	18,010.8046
01/01/2015 to 12/31/2015	10.712570	10.402346	17,423.8042
01/01/2016 to 12/31/2016	10.402346	11.130331	16,770.2877
01/01/2017 to 12/31/2017	11.130331	11.300475	16,113.4423
01/01/2018 to 12/31/2018	11.300475	11.098720	5,784.5439
01/01/2019 to 12/31/2019	11.098720	11.631897	4,439.4756
01/01/2020 to 12/31/2020	11.631897	11.624383	4,269.0396
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987125	9.720837	2,570.9638
01/01/2012 to 12/31/2012	9.720837	9.936368	4,915.7701
01/01/2013 to 12/31/2013	9.936368	9.842815	7,171.6536
01/01/2014 to 12/31/2014	9.842815	9.740220	16,897.0606
01/01/2015 to 12/31/2015	9.740220	9.478429	15,769.1324
01/01/2016 to 12/31/2016	9.478429	9.572288	16,745.6795
01/01/2017 to 12/31/2017	9.572288	9.498729	15,429.9727
01/01/2018 to 12/31/2018	9.498729	9.340862	20,339.3843
01/01/2019 to 12/31/2019	9.340862	9.570794	5,340.5557
01/01/2020 to 12/31/2020	9.570794	9.570351	5,253.6894
58

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.059143	11.770014	0.0000
01/01/2012 to 12/31/2012	11.770014	13.170721	0.0000
01/01/2013 to 12/31/2013	13.170721	13.030810	0.0000
01/01/2014 to 12/31/2014	13.030810	12.905530	0.0000
01/01/2015 to 12/31/2015	12.905530	12.111592	0.0000
01/01/2016 to 12/31/2016	12.111592	11.963628	0.0000
01/01/2017 to 12/31/2017	11.963628	11.732061	0.0000
01/01/2018 to 12/31/2018	11.732061	11.602160	0.0000
01/01/2019 to 12/31/2019	11.602160	11.493702	0.0000
01/01/2020 to 12/31/2020	11.493702	10.589372	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.610832	12.583917	20,679.9789
01/01/2012 to 12/31/2012	12.583917	15.523381	19,787.7422
01/01/2013 to 12/31/2013	15.523381	15.739722	19,852.5435
01/01/2014 to 12/31/2014	15.739722	17.457535	18,230.3979
01/01/2015 to 12/31/2015	17.457535	16.855119	15,560.4617
01/01/2016 to 12/31/2016	16.855119	16.649172	15,511.9071
01/01/2017 to 12/31/2017	16.649172	18.056087	14,485.5954
01/01/2018 to 12/31/2018	18.056087	16.150244	11,924.1800
01/01/2019 to 12/31/2019	16.150244	19.738358	10,682.2969
01/01/2020 to 12/31/2020	19.738358	18.357264	11,129.7094
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.701949	15.703090	96,412.6100
01/01/2012 to 12/31/2012	15.703090	19.872847	89,163.3919
01/01/2013 to 12/31/2013	19.872847	25.393343	77,480.5968
01/01/2014 to 12/31/2014	25.393343	23.425845	77,364.3418
01/01/2015 to 12/31/2015	23.425845	21.901620	67,022.1494
01/01/2016 to 12/31/2016	21.901620	23.200314	59,869.4106
01/01/2017 to 12/31/2017	23.200314	29.632869	53,919.4019
01/01/2018 to 12/31/2018	29.632869	22.058018	53,338.5239
01/01/2019 to 12/31/2019	22.058018	26.895625	42,390.2924
01/01/2020 to 12/31/2020	26.895625	27.683082	45,177.0304
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010597	1.042959	653,953.9902
01/01/2013 to 12/31/2013	1.042959	1.040292	553,846.9207
01/01/2014 to 12/31/2014	1.040292	1.075523	551,440.7528
01/01/2015 to 12/31/2015	1.075523	1.008883	552,611.0027
01/01/2016 to 12/31/2016	1.008883	1.103671	1,240,991.9191
01/01/2017 to 12/31/2017	1.103671	1.188884	346,930.5881
01/01/2018 to 12/31/2018	1.188884	1.089133	259,566.2457
01/01/2019 to 12/31/2019	1.089133	1.229461	260,408.9087
01/01/2020 to 12/31/2020	1.229461	1.325873	257,754.3296
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.895729	9.546768	14,167.0462
01/01/2012 to 12/31/2012	9.546768	11.070443	13,233.7145
01/01/2013 to 12/31/2013	11.070443	14.676759	13,326.4738
01/01/2014 to 12/31/2014	14.676759	15.710084	15,133.0770
01/01/2015 to 12/31/2015	15.710084	14.465002	14,387.0079
01/01/2016 to 12/31/2016	14.465002	16.614571	12,079.0399
01/01/2017 to 12/31/2017	16.614571	19.202335	11,493.1464
01/01/2018 to 12/31/2018	19.202335	16.515715	9,800.6517
01/01/2019 to 12/31/2019	16.515715	20.208516	4,857.2206
01/01/2020 to 12/31/2020	20.208516	19.687229	4,150.2684
59

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.908394	14.441342	66,239.6355
01/01/2012 to 12/31/2012	14.441342	16.717534	56,571.7049
01/01/2013 to 12/31/2013	16.717534	22.947245	50,920.3017
01/01/2014 to 12/31/2014	22.947245	24.247949	46,082.9881
01/01/2015 to 12/31/2015	24.247949	23.338029	40,254.1198
01/01/2016 to 12/31/2016	23.338029	25.466235	35,719.3874
01/01/2017 to 12/31/2017	25.466235	31.256101	32,300.0701
01/01/2018 to 12/31/2018	31.256101	27.833902	29,245.3502
01/01/2019 to 12/31/2019	27.833902	33.908285	28,595.1377
01/01/2020 to 12/31/2020	33.908285	52.049144	25,125.4915
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.845555	10.268190	46,900.3065
01/01/2014 to 12/31/2014	10.268190	10.566806	35,164.5600
01/01/2015 to 12/31/2015	10.566806	10.397185	27,365.7938
01/01/2016 to 12/31/2016	10.397185	10.408156	22,910.0369
01/01/2017 to 12/31/2017	10.408156	10.529988	12,307.0745
01/01/2018 to 12/31/2018	10.529988	10.312196	4,779.3469
01/01/2019 to 12/31/2019	10.312196	10.927425	3,646.7701
01/01/2020 to 12/31/2020	10.927425	11.544229	13,771.9595
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.162916	10.528410	52,753.5606
01/01/2012 to 12/31/2012	10.528410	10.815253	49,250.1758
01/01/2013 to 04/26/2013	10.815253	10.786602	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012651	1.044995	89,589.4023
01/01/2013 to 12/31/2013	1.044995	1.135706	90,351.6429
01/01/2014 to 12/31/2014	1.135706	1.189684	110,383.3797
01/01/2015 to 12/31/2015	1.189684	1.175377	107,334.8092
01/01/2016 to 12/31/2016	1.175377	1.184364	173,800.4767
01/01/2017 to 12/31/2017	1.184364	1.353017	163,109.2031
01/01/2018 to 12/31/2018	1.353017	1.229522	82,941.6745
01/01/2019 to 12/31/2019	1.229522	1.407600	77,637.1699
01/01/2020 to 12/31/2020	1.407600	1.546785	74,992.6578
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996755	1.035393	0.0000
01/01/2015 to 12/31/2015	1.035393	1.003902	0.0000
01/01/2016 to 12/31/2016	1.003902	1.002651	0.0000
01/01/2017 to 12/31/2017	1.002651	1.133949	0.0000
01/01/2018 to 04/30/2018	1.133949	1.103311	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.622943	12.177853	46,562.3293
01/01/2012 to 12/31/2012	12.177853	13.942379	46,607.9956
01/01/2013 to 12/31/2013	13.942379	15.991159	42,744.9992
01/01/2014 to 12/31/2014	15.991159	16.201753	43,252.9606
01/01/2015 to 12/31/2015	16.201753	16.059816	30,033.0815
01/01/2016 to 12/31/2016	16.059816	16.477348	20,712.3710
01/01/2017 to 12/31/2017	16.477348	19.842242	19,517.8675
01/01/2018 to 12/31/2018	19.842242	18.380841	20,163.6926
01/01/2019 to 12/31/2019	18.380841	22.953148	18,942.5643
01/01/2020 to 12/31/2020	22.953148	25.798587	18,979.0059
60

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.060179	7.138276	120,779.9326
01/01/2012 to 12/31/2012	7.138276	8.282721	98,374.6371
01/01/2013 to 12/31/2013	8.282721	11.809305	83,817.3514
01/01/2014 to 12/31/2014	11.809305	13.748680	80,052.7954
01/01/2015 to 12/31/2015	13.748680	12.919478	77,748.8897
01/01/2016 to 12/31/2016	12.919478	12.990098	70,121.0526
01/01/2017 to 12/31/2017	12.990098	15.062651	68,693.6651
01/01/2018 to 12/31/2018	15.062651	13.706894	62,762.4236
01/01/2019 to 12/31/2019	13.706894	16.585521	60,994.4869
01/01/2020 to 12/31/2020	16.585521	21.474180	55,889.7214
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	127.101648	115.074290	2,119.9633
01/01/2012 to 12/31/2012	115.074290	138.039994	722.0146
01/01/2013 to 12/31/2013	138.039994	174.082427	416.5720
01/01/2014 to 04/25/2014	174.082427	180.874023	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.439515	6.831593	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.760561	11.198655	1,675.5471
01/01/2014 to 12/31/2014	11.198655	11.981493	1,664.2666
01/01/2015 to 12/31/2015	11.981493	11.590309	1,251.7410
01/01/2016 to 12/31/2016	11.590309	11.844462	11,922.4294
01/01/2017 to 12/31/2017	11.844462	13.401921	10,904.9003
01/01/2018 to 12/31/2018	13.401921	12.179015	1,618.1896
01/01/2019 to 12/31/2019	12.179015	14.515180	1,328.6521
01/01/2020 to 12/31/2020	14.515180	15.144822	1,242.4867
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.556384	11.852786	93,787.1391
01/01/2012 to 12/31/2012	11.852786	13.544241	83,667.1577
01/01/2013 to 12/31/2013	13.544241	15.816918	73,209.1227
01/01/2014 to 12/31/2014	15.816918	14.411798	73,973.5829
01/01/2015 to 12/31/2015	14.411798	13.861929	67,934.4379
01/01/2016 to 12/31/2016	13.861929	13.455033	64,015.0957
01/01/2017 to 12/31/2017	13.455033	16.886036	55,538.2992
01/01/2018 to 12/31/2018	16.886036	14.219076	47,757.7205
01/01/2019 to 12/31/2019	14.219076	17.866012	44,616.7323
01/01/2020 to 12/31/2020	17.866012	19.770876	41,864.3390
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999712	1.030595	0.0000
01/01/2015 to 12/31/2015	1.030595	0.953901	0.0000
01/01/2016 to 12/31/2016	0.953901	1.037981	0.0000
01/01/2017 to 12/31/2017	1.037981	1.144525	0.0000
01/01/2018 to 12/31/2018	1.144525	1.035531	0.0000
01/01/2019 to 12/31/2019	1.035531	1.237039	0.0000
01/01/2020 to 12/31/2020	1.237039	1.354778	0.0000
61

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.055646	14.209475	175,910.1780
01/01/2012 to 12/31/2012	14.209475	15.183153	162,483.9502
01/01/2013 to 12/31/2013	15.183153	13.488580	139,653.3192
01/01/2014 to 12/31/2014	13.488580	13.590401	131,548.6124
01/01/2015 to 12/31/2015	13.590401	12.894055	126,316.9368
01/01/2016 to 12/31/2016	12.894055	13.255385	120,716.3799
01/01/2017 to 12/31/2017	13.255385	13.430804	121,973.9727
01/01/2018 to 12/31/2018	13.430804	12.833367	112,440.6643
01/01/2019 to 12/31/2019	12.833367	13.606011	104,201.2283
01/01/2020 to 12/31/2020	13.606011	14.860279	97,943.8256
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.307270	15.465142	237,489.7513
01/01/2012 to 12/31/2012	15.465142	16.545950	253,514.7145
01/01/2013 to 12/31/2013	16.545950	15.891757	226,951.6372
01/01/2014 to 12/31/2014	15.891757	16.213833	270,545.2610
01/01/2015 to 12/31/2015	16.213833	15.877679	187,968.8824
01/01/2016 to 12/31/2016	15.877679	15.953489	182,620.3454
01/01/2017 to 12/31/2017	15.953489	16.325991	155,588.3474
01/01/2018 to 12/31/2018	16.325991	15.948134	173,756.9984
01/01/2019 to 12/31/2019	15.948134	16.938192	148,527.9989
01/01/2020 to 12/31/2020	16.938192	17.997276	149,725.9599
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.214143	10.700558	0.0000
01/01/2014 to 12/31/2014	10.700558	11.383616	134,612.5237
01/01/2015 to 12/31/2015	11.383616	11.007543	488,842.2383
01/01/2016 to 12/31/2016	11.007543	11.270951	459,474.3975
01/01/2017 to 12/31/2017	11.270951	12.855445	402,861.4799
01/01/2018 to 04/30/2018	12.855445	12.267120	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010629	1.063021	88,527.6771
01/01/2013 to 12/31/2013	1.063021	1.146180	86,974.9524
01/01/2014 to 12/31/2014	1.146180	1.209223	112,312.4934
01/01/2015 to 12/31/2015	1.209223	1.173684	3,494,209.5197
01/01/2016 to 12/31/2016	1.173684	1.214266	3,351,206.2574
01/01/2017 to 12/31/2017	1.214266	1.359098	2,936,235.8190
01/01/2018 to 12/31/2018	1.359098	1.205292	6,350,807.1147
01/01/2019 to 12/31/2019	1.205292	1.433910	5,700,016.7413
01/01/2020 to 12/31/2020	1.433910	1.433623	5,395,395.4563
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260787	11.144271	24,780.7869
01/01/2012 to 12/31/2012	11.144271	12.313150	83,274.9693
01/01/2013 to 12/31/2013	12.313150	13.616481	83,941.5883
01/01/2014 to 12/31/2014	13.616481	14.108439	97,203.0049
01/01/2015 to 12/31/2015	14.108439	13.544002	95,072.0360
01/01/2016 to 12/31/2016	13.544002	14.029684	95,568.9631
01/01/2017 to 12/31/2017	14.029684	15.917935	93,153.2367
01/01/2018 to 12/31/2018	15.917935	14.569152	92,731.2565
01/01/2019 to 12/31/2019	14.569152	17.063954	92,115.7826
01/01/2020 to 12/31/2020	17.063954	18.350422	85,739.9814
62

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.854137	10.402723	21,480.8626
01/01/2012 to 12/31/2012	10.402723	11.716593	13,044.3772
01/01/2013 to 12/31/2013	11.716593	13.546625	17,200.7559
01/01/2014 to 12/31/2014	13.546625	13.978632	41,838.9562
01/01/2015 to 12/31/2015	13.978632	13.371768	40,999.9549
01/01/2016 to 12/31/2016	13.371768	13.994711	40,119.6261
01/01/2017 to 12/31/2017	13.994711	16.395850	37,210.2443
01/01/2018 to 12/31/2018	16.395850	14.649002	36,136.1448
01/01/2019 to 12/31/2019	14.649002	17.564027	35,044.4663
01/01/2020 to 12/31/2020	17.564027	19.046698	33,175.7733
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.808996	43.059881	47,417.5492
01/01/2012 to 12/31/2012	43.059881	49.740392	42,628.5451
01/01/2013 to 12/31/2013	49.740392	65.158254	35,520.4974
01/01/2014 to 12/31/2014	65.158254	72.277797	32,733.1020
01/01/2015 to 12/31/2015	72.277797	68.237658	30,397.3334
01/01/2016 to 12/31/2016	68.237658	77.473378	27,586.7499
01/01/2017 to 12/31/2017	77.473378	88.726550	24,092.0744
01/01/2018 to 12/31/2018	88.726550	78.915877	20,742.6438
01/01/2019 to 12/31/2019	78.915877	97.767045	19,810.2035
01/01/2020 to 12/31/2020	97.767045	98.476655	19,518.4048
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.793410	9.432268	83,392.5326
01/01/2012 to 12/31/2012	9.432268	10.498908	75,243.0903
01/01/2013 to 12/31/2013	10.498908	14.041441	70,828.6209
01/01/2014 to 12/31/2014	14.041441	15.506117	60,766.5258
01/01/2015 to 12/31/2015	15.506117	16.197183	45,774.2714
01/01/2016 to 12/31/2016	16.197183	16.846440	42,167.6365
01/01/2017 to 12/31/2017	16.846440	20.579427	45,885.4448
01/01/2018 to 12/31/2018	20.579427	19.707798	39,728.6595
01/01/2019 to 12/31/2019	19.707798	25.293903	36,364.0761
01/01/2020 to 12/31/2020	25.293903	30.690435	26,396.1569
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.338782	22.009482	6,819.9316
01/01/2012 to 12/31/2012	22.009482	24.717024	6,748.2854
01/01/2013 to 12/31/2013	24.717024	31.538473	9,107.7335
01/01/2014 to 12/31/2014	31.538473	33.861202	6,790.4093
01/01/2015 to 12/31/2015	33.861202	30.179388	6,581.7076
01/01/2016 to 12/31/2016	30.179388	34.134057	6,556.3907
01/01/2017 to 12/31/2017	34.134057	36.593900	6,533.2871
01/01/2018 to 12/31/2018	36.593900	32.193452	6,504.9146
01/01/2019 to 12/31/2019	32.193452	40.661911	0.0000
01/01/2020 to 12/31/2020	40.661911	42.856131	0.0000
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.814344	13.594061	38,023.6515
01/01/2012 to 12/31/2012	13.594061	15.721675	35,608.4006
01/01/2013 to 12/31/2013	15.721675	20.421648	29,331.5016
01/01/2014 to 12/31/2014	20.421648	22.642696	25,933.4449
01/01/2015 to 12/31/2015	22.642696	20.150222	20,593.7743
01/01/2016 to 12/31/2016	20.150222	22.332768	18,841.3070
01/01/2017 to 12/31/2017	22.332768	24.229776	18,258.2146
01/01/2018 to 12/31/2018	24.229776	20.570247	14,524.2551
01/01/2019 to 12/31/2019	20.570247	27.300016	13,877.4607
01/01/2020 to 12/31/2020	27.300016	27.456816	13,425.3296
63

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2011 to 12/31/2011	9.997699	10.704856	0.0000
01/01/2012 to 12/31/2012	10.704856	10.811321	0.0000
01/01/2013 to 12/31/2013	10.811321	10.108168	7,959.3447
01/01/2014 to 12/31/2014	10.108168	10.646086	14,291.4086
01/01/2015 to 12/31/2015	10.646086	10.469679	10,590.8481
01/01/2016 to 12/31/2016	10.469679	10.387162	22,497.3912
01/01/2017 to 12/31/2017	10.387162	10.436348	17,379.6803
01/01/2018 to 12/31/2018	10.436348	10.211655	17,076.4823
01/01/2019 to 12/31/2019	10.211655	10.748773	22,873.8421
01/01/2020 to 12/31/2020	10.748773	11.332818	12,085.7572
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.839864	9.655215	12,183.9079
01/01/2014 to 12/31/2014	9.655215	9.138442	10,739.7872
01/01/2015 to 12/31/2015	9.138442	8.754312	10,863.8963
01/01/2016 to 12/31/2016	8.754312	9.005371	10,629.9895
01/01/2017 to 12/31/2017	9.005371	11.895686	9,990.6381
01/01/2018 to 12/31/2018	11.895686	9.644693	9,806.9786
01/01/2019 to 12/31/2019	9.644693	12.504859	9,667.2455
01/01/2020 to 12/31/2020	12.504859	15.459722	12,733.8793
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.804768	7.390386	13,535.8802
01/01/2012 to 12/31/2012	7.390386	8.498173	12,533.6251
01/01/2013 to 04/26/2013	8.498173	8.794202	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.885952	9.681058	327,627.7338
01/01/2012 to 12/31/2012	9.681058	9.478774	380,680.9551
01/01/2013 to 12/31/2013	9.478774	9.281786	172,191.3221
01/01/2014 to 12/31/2014	9.281786	9.088890	193,850.6275
01/01/2015 to 12/31/2015	9.088890	8.900004	196,804.4736
01/01/2016 to 12/31/2016	8.900004	8.724817	103,054.2029
01/01/2017 to 12/31/2017	8.724817	8.598214	89,064.7289
01/01/2018 to 12/31/2018	8.598214	8.548959	157,558.2174
01/01/2019 to 12/31/2019	8.548959	8.528524	220,149.2867
01/01/2020 to 12/31/2020	8.528524	8.366852	199,322.3606
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.093470	13.289757	23,624.8760
01/01/2015 to 12/31/2015	13.289757	12.937364	47,099.6456
01/01/2016 to 12/31/2016	12.937364	13.242415	68,897.1982
01/01/2017 to 12/31/2017	13.242415	13.866970	48,258.9773
01/01/2018 to 12/31/2018	13.866970	13.222703	46,018.9784
01/01/2019 to 12/31/2019	13.222703	14.467551	36,903.6310
01/01/2020 to 12/31/2020	14.467551	15.514306	50,983.3397
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.576883	11.538096	685,669.2095
01/01/2012 to 12/31/2012	11.538096	12.529797	734,827.1876
01/01/2013 to 12/31/2013	12.529797	13.383435	571,778.1526
01/01/2014 to 04/25/2014	13.383435	13.463813	0.0000
64

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.638844	11.384171	1,016,718.7684
01/01/2012 to 12/31/2012	11.384171	12.527923	927,213.1046
01/01/2013 to 12/31/2013	12.527923	14.012766	805,977.0362
01/01/2014 to 04/25/2014	14.012766	14.043800	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.661080	13.976986	1,285,099.1120
01/01/2015 to 12/31/2015	13.976986	13.539601	1,164,296.3131
01/01/2016 to 12/31/2016	13.539601	14.065380	1,066,851.5359
01/01/2017 to 12/31/2017	14.065380	15.239768	986,760.9603
01/01/2018 to 12/31/2018	15.239768	14.264617	933,293.5854
01/01/2019 to 12/31/2019	14.264617	16.146679	773,461.7853
01/01/2020 to 12/31/2020	16.146679	17.555413	637,664.1010
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.426489	10.998983	3,970,487.7748
01/01/2012 to 12/31/2012	10.998983	12.269552	3,723,504.7880
01/01/2013 to 12/31/2013	12.269552	14.347727	3,385,800.0211
01/01/2014 to 04/25/2014	14.347727	14.336227	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.048680	14.482466	2,236,779.2006
01/01/2015 to 12/31/2015	14.482466	14.001678	2,050,056.2581
01/01/2016 to 12/31/2016	14.001678	14.684906	1,936,501.7941
01/01/2017 to 12/31/2017	14.684906	16.499083	1,818,635.6540
01/01/2018 to 12/31/2018	16.499083	15.164884	1,650,626.8097
01/01/2019 to 12/31/2019	15.164884	17.734107	1,530,190.2938
01/01/2020 to 12/31/2020	17.734107	19.769690	1,421,466.2113
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.316411	10.652454	2,858,598.4811
01/01/2012 to 12/31/2012	10.652454	12.069591	2,450,533.2880
01/01/2013 to 12/31/2013	12.069591	14.881637	2,609,790.6970
01/01/2014 to 04/25/2014	14.881637	14.788836	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.495102	9.134478	39,821.1660
01/01/2012 to 12/31/2012	9.134478	10.385784	58,258.0015
01/01/2013 to 04/26/2013	10.385784	11.156008	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.023297	14.539708	2,461,511.1670
01/01/2015 to 12/31/2015	14.539708	13.996027	2,236,500.3202
01/01/2016 to 12/31/2016	13.996027	14.820894	2,073,215.8051
01/01/2017 to 12/31/2017	14.820894	17.294874	1,895,405.9310
01/01/2018 to 12/31/2018	17.294874	15.559744	1,745,093.2618
01/01/2019 to 12/31/2019	15.559744	18.851723	1,528,546.7359
01/01/2020 to 12/31/2020	18.851723	21.522239	1,395,347.5102
65

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.962259	13.517298	96,790.4524
01/01/2012 to 12/31/2012	13.517298	14.767757	90,134.1171
01/01/2013 to 12/31/2013	14.767757	19.740582	77,854.1986
01/01/2014 to 12/31/2014	19.740582	19.653874	71,242.1157
01/01/2015 to 12/31/2015	19.653874	17.385305	63,609.0265
01/01/2016 to 12/31/2016	17.385305	20.880362	55,612.9348
01/01/2017 to 12/31/2017	20.880362	23.011714	51,224.0915
01/01/2018 to 12/31/2018	23.011714	19.507645	45,064.0634
01/01/2019 to 12/31/2019	19.507645	23.579649	43,299.6660
01/01/2020 to 12/31/2020	23.579649	24.469121	47,599.4674
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.984068	13.928575	166.4115
01/01/2012 to 12/31/2012	13.928575	16.079426	230.0943
01/01/2013 to 12/31/2013	16.079426	20.091470	1,242.1856
01/01/2014 to 12/31/2014	20.091470	18.356787	1,214.8141
01/01/2015 to 12/31/2015	18.356787	19.009792	792.2164
01/01/2016 to 12/31/2016	19.009792	19.699343	917.8381
01/01/2017 to 12/31/2017	19.699343	25.164826	7,654.5592
01/01/2018 to 12/31/2018	25.164826	19.572392	7,626.3668
01/01/2019 to 12/31/2019	19.572392	23.580455	12,242.1779
01/01/2020 to 12/31/2020	23.580455	25.118866	5,415.6699
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	20.879902	21.154106	182.4444
01/01/2017 to 12/31/2017	21.154106	24.612312	260.2136
01/01/2018 to 12/31/2018	24.612312	24.012900	2,335.9997
01/01/2019 to 12/31/2019	24.012900	30.719632	1,296.4768
01/01/2020 to 12/31/2020	30.719632	33.379758	2,517.4219
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.680770	15.538956	229.0082
01/01/2012 to 12/31/2012	15.538956	16.793238	227.7012
01/01/2013 to 12/31/2013	16.793238	21.823912	226.5662
01/01/2014 to 12/31/2014	21.823912	23.706517	225.4288
01/01/2015 to 12/31/2015	23.706517	23.155662	0.0000
01/01/2016 to 04/29/2016	23.155662	23.246687	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.020174	11.278942	224,705.8926
01/01/2012 to 12/31/2012	11.278942	12.446050	205,571.7633
01/01/2013 to 12/31/2013	12.446050	16.273793	179,195.4158
01/01/2014 to 12/31/2014	16.273793	17.600329	165,776.3318
01/01/2015 to 12/31/2015	17.600329	17.625207	142,527.6589
01/01/2016 to 12/31/2016	17.625207	18.493360	132,782.4262
01/01/2017 to 12/31/2017	18.493360	21.536602	123,611.3287
01/01/2018 to 12/31/2018	21.536602	21.033977	102,340.2718
01/01/2019 to 12/31/2019	21.033977	26.934881	87,432.3874
01/01/2020 to 12/31/2020	26.934881	29.295855	80,006.0791
66

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.103697	16.733958	20,732.9468
01/01/2014 to 12/31/2014	16.733958	18.168349	20,369.2600
01/01/2015 to 12/31/2015	18.168349	18.254078	16,514.4830
01/01/2016 to 12/31/2016	18.254078	18.796662	15,206.1744
01/01/2017 to 12/31/2017	18.796662	22.997117	13,942.4667
01/01/2018 to 12/31/2018	22.997117	21.187721	10,912.2779
01/01/2019 to 12/31/2019	21.187721	27.560597	9,785.7039
01/01/2020 to 12/31/2020	27.560597	35.456211	10,492.7995
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.837323	12.538715	22,585.7755
01/01/2012 to 12/31/2012	12.538715	13.015788	22,109.7234
01/01/2013 to 04/26/2013	13.015788	14.013409	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.588814	11.373635	77,831.7088
01/01/2012 to 12/31/2012	11.373635	12.868563	209,010.7707
01/01/2013 to 12/31/2013	12.868563	17.229934	192,752.3229
01/01/2014 to 12/31/2014	17.229934	18.347040	173,426.4327
01/01/2015 to 12/31/2015	18.347040	19.859289	146,822.7885
01/01/2016 to 12/31/2016	19.859289	19.421350	142,988.3465
01/01/2017 to 12/31/2017	19.421350	26.053947	121,678.9691
01/01/2018 to 12/31/2018	26.053947	25.538482	104,169.3405
01/01/2019 to 12/31/2019	25.538482	33.134140	99,704.1374
01/01/2020 to 12/31/2020	33.134140	50.735345	77,673.7215
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.748418	7.296360	0.0000
01/01/2012 to 12/31/2012	7.296360	8.049322	4,387.2484
01/01/2013 to 04/26/2013	8.049322	8.631100	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.857588	7.588397	224,754.8906
01/01/2012 to 04/27/2012	7.588397	8.517491	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.279492	14.983417	0.0000
01/01/2012 to 12/31/2012	14.983417	15.196072	5,120.8287
01/01/2013 to 12/31/2013	15.196072	14.497782	4,312.6152
01/01/2014 to 12/31/2014	14.497782	14.971613	4,295.8738
01/01/2015 to 12/31/2015	14.971613	14.652215	4,278.3173
01/01/2016 to 12/31/2016	14.652215	14.647091	12,806.0677
01/01/2017 to 12/31/2017	14.647091	14.764888	12,772.8168
01/01/2018 to 12/31/2018	14.764888	14.385389	12,556.2680
01/01/2019 to 12/31/2019	14.385389	15.261685	17,584.5818
01/01/2020 to 12/31/2020	15.261685	15.973168	10,280.9885
67

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.935012	15.255038	13,147.0508
01/01/2012 to 12/31/2012	15.255038	17.515438	13,438.3704
01/01/2013 to 12/31/2013	17.515438	22.769244	15,169.5443
01/01/2014 to 12/31/2014	22.769244	24.350044	13,999.4388
01/01/2015 to 12/31/2015	24.350044	23.205569	12,116.3189
01/01/2016 to 12/31/2016	23.205569	27.286896	12,568.4775
01/01/2017 to 12/31/2017	27.286896	30.890844	12,525.6776
01/01/2018 to 12/31/2018	30.890844	26.747413	12,442.2305
01/01/2019 to 12/31/2019	26.747413	32.880824	3,507.1385
01/01/2020 to 12/31/2020	32.880824	36.403072	2,070.5726
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.606596	9.927666	0.0000
01/01/2012 to 12/31/2012	9.927666	11.464150	775.1357
01/01/2013 to 12/31/2013	11.464150	13.632491	3,573.4709
01/01/2014 to 12/31/2014	13.632491	12.504062	3,380.7687
01/01/2015 to 12/31/2015	12.504062	12.083667	1,577.2182
01/01/2016 to 12/31/2016	12.083667	11.947170	2,599.8733
01/01/2017 to 12/31/2017	11.947170	14.571230	2,584.0082
01/01/2018 to 12/31/2018	14.571230	12.251725	2,568.7795
01/01/2019 to 12/31/2019	12.251725	14.585822	38,899.6229
01/01/2020 to 12/31/2020	14.585822	15.355492	38,788.2673
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.137255	15.118613	2,368.1083
01/01/2012 to 12/31/2012	15.118613	17.163244	2,535.2597
01/01/2013 to 12/31/2013	17.163244	23.213668	6,214.3140
01/01/2014 to 12/31/2014	23.213668	23.806429	2,572.0615
01/01/2015 to 12/31/2015	23.806429	22.254116	2,629.3743
01/01/2016 to 12/31/2016	22.254116	26.351751	3,027.2095
01/01/2017 to 12/31/2017	26.351751	29.495609	3,140.4628
01/01/2018 to 12/31/2018	29.495609	25.642831	3,136.4672
01/01/2019 to 12/31/2019	25.642831	31.438321	3,132.1857
01/01/2020 to 12/31/2020	31.438321	36.711879	1,002.2421
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.183241	11.130398	83,506.4993
01/01/2012 to 12/31/2012	11.130398	12.579353	132,318.6476
01/01/2013 to 12/31/2013	12.579353	16.222697	128,578.1030
01/01/2014 to 12/31/2014	16.222697	17.966407	76,653.1419
01/01/2015 to 12/31/2015	17.966407	17.753715	114,614.9722
01/01/2016 to 12/31/2016	17.753715	19.363654	111,966.3118
01/01/2017 to 12/31/2017	19.363654	22.988576	105,066.4408
01/01/2018 to 12/31/2018	22.988576	21.420738	93,700.2600
01/01/2019 to 12/31/2019	21.420738	27.436310	63,093.5978
01/01/2020 to 12/31/2020	27.436310	31.653590	60,985.5823
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.039075	19.815485	6,345.4525
01/01/2014 to 12/31/2014	19.815485	21.453123	6,819.3191
01/01/2015 to 12/31/2015	21.453123	20.930714	23,276.7536
01/01/2016 to 12/31/2016	20.930714	23.384780	26,384.6759
01/01/2017 to 12/31/2017	23.384780	26.926626	24,527.1417
01/01/2018 to 12/31/2018	26.926626	23.663801	22,839.6422
01/01/2019 to 12/31/2019	23.663801	30.087944	23,489.8314
01/01/2020 to 12/31/2020	30.087944	30.538313	25,767.1641
68

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.732570	8.504691	3,662.3558
01/01/2012 to 12/31/2012	8.504691	9.485882	5,602.5406
01/01/2013 to 04/26/2013	9.485882	10.367847	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.222702	18.920370	27,916.2131
01/01/2014 to 12/31/2014	18.920370	18.471468	26,957.8440
01/01/2015 to 12/31/2015	18.471468	18.156328	23,637.7388
01/01/2016 to 12/31/2016	18.156328	21.049403	21,491.2404
01/01/2017 to 12/31/2017	21.049403	23.805827	18,320.5017
01/01/2018 to 12/31/2018	23.805827	21.680020	16,621.1760
01/01/2019 to 12/31/2019	21.680020	27.472370	15,894.2423
01/01/2020 to 12/31/2020	27.472370	33.560394	14,113.1333
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.613618	13.555459	38,124.5520
01/01/2012 to 12/31/2012	13.555459	13.973816	35,461.9172
01/01/2013 to 04/26/2013	13.973816	15.117788	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.569461	8.256108	37,989.9055
01/01/2014 to 12/31/2014	8.256108	8.798072	38,846.3470
01/01/2015 to 12/31/2015	8.798072	9.520930	253,527.3970
01/01/2016 to 12/31/2016	9.520930	9.465887	254,845.7957
01/01/2017 to 12/31/2017	9.465887	12.372998	240,439.5737
01/01/2018 to 12/31/2018	12.372998	11.974598	239,783.1343
01/01/2019 to 12/31/2019	11.974598	15.312689	224,899.5308
01/01/2020 to 12/31/2020	15.312689	20.487728	224,539.4120
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.467236	5.706418	46,865.7612
01/01/2012 to 12/31/2012	5.706418	6.264302	28,091.3778
01/01/2013 to 04/26/2013	6.264302	6.536152	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.530350	15.120103	0.0000
01/01/2012 to 12/31/2012	15.120103	15.185912	0.0000
01/01/2013 to 12/31/2013	15.185912	16.469604	0.0000
01/01/2014 to 12/31/2014	16.469604	13.091344	0.0000
01/01/2015 to 12/31/2015	13.091344	8.619677	0.0000
01/01/2016 to 12/31/2016	8.619677	12.132527	0.0000
01/01/2017 to 12/31/2017	12.132527	11.793076	0.0000
01/01/2018 to 12/31/2018	11.793076	8.214974	0.0000
01/01/2019 to 12/31/2019	8.214974	9.037739	0.0000
01/01/2020 to 12/31/2020	9.037739	10.723598	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	25.798550	26.634862	78,110.0242
01/01/2017 to 12/31/2017	26.634862	28.151936	68,018.1768
01/01/2018 to 12/31/2018	28.151936	26.454493	47,919.9535
01/01/2019 to 12/31/2019	26.454493	29.592167	41,384.6498
01/01/2020 to 12/31/2020	29.592167	30.891787	40,231.4831
69

CONDENSED FINANCIAL INFORMATION (continued)
2.10% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	21.905534	22.407901	89,473.5655
01/01/2012 to 12/31/2012	22.407901	24.780501	81,986.0422
01/01/2013 to 12/31/2013	24.780501	26.201722	105,569.5425
01/01/2014 to 12/31/2014	26.201722	26.896231	75,623.8355
01/01/2015 to 12/31/2015	26.896231	25.764560	64,026.3370
01/01/2016 to 04/29/2016	25.764560	26.486615	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	26.325331	27.202526	4,746.7768
01/01/2017 to 12/31/2017	27.202526	28.766001	4,721.7901
01/01/2018 to 12/31/2018	28.766001	27.062077	3,540.1693
01/01/2019 to 12/31/2019	27.062077	30.288508	3,522.4899
01/01/2020 to 12/31/2020	30.288508	31.666210	3,505.5366
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.201584	12.361780	17,412.9778
01/01/2012 to 12/31/2012	12.361780	13.490062	11,551.6934
01/01/2013 to 12/31/2013	13.490062	13.396091	33,251.4114
01/01/2014 to 12/31/2014	13.396091	13.700488	32,312.1209
01/01/2015 to 12/31/2015	13.700488	13.220247	9,752.5785
01/01/2016 to 04/29/2016	13.220247	13.516935	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.516877	15.995424	13,517.5582
01/01/2012 to 12/31/2012	15.995424	16.138590	8,932.2940
01/01/2013 to 12/31/2013	16.138590	15.660139	7,043.1760
01/01/2014 to 12/31/2014	15.660139	15.725756	6,808.9181
01/01/2015 to 12/31/2015	15.725756	15.446228	6,535.7068
01/01/2016 to 12/31/2016	15.446228	15.279709	6,256.1783
01/01/2017 to 12/31/2017	15.279709	15.213812	5,321.2230
01/01/2018 to 12/31/2018	15.213812	14.999846	4,438.8013
01/01/2019 to 12/31/2019	14.999846	15.537123	6,458.0753
01/01/2020 to 12/31/2020	15.537123	15.960646	9,500.6297
70

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.137177	10.427165	69,021.1707
01/01/2013 to 12/31/2013	10.427165	11.337229	53,916.5114
01/01/2014 to 12/31/2014	11.337229	11.905492	60,601.4266
01/01/2015 to 12/31/2015	11.905492	11.713876	70,107.5282
01/01/2016 to 12/31/2016	11.713876	11.871062	30,137.2450
01/01/2017 to 12/31/2017	11.871062	13.195047	20,205.8710
01/01/2018 to 12/31/2018	13.195047	12.006747	18,101.5362
01/01/2019 to 12/31/2019	12.006747	13.868456	16,835.6377
01/01/2020 to 12/31/2020	13.868456	14.391518	15,506.4578
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.679446	9.267807	391,970.1938
01/01/2012 to 12/31/2012	9.267807	10.291548	329,343.3098
01/01/2013 to 12/31/2013	10.291548	11.933413	344,212.1421
01/01/2014 to 12/31/2014	11.933413	12.379902	362,007.1453
01/01/2015 to 12/31/2015	12.379902	12.025044	344,262.0358
01/01/2016 to 12/31/2016	12.025044	12.682100	328,618.6138
01/01/2017 to 12/31/2017	12.682100	14.498349	308,807.8346
01/01/2018 to 12/31/2018	14.498349	13.569653	292,197.6936
01/01/2019 to 12/31/2019	13.569653	15.866417	292,807.9477
01/01/2020 to 12/31/2020	15.866417	17.936772	306,795.5488
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.206817	8.580581	134,980.5193
01/01/2012 to 12/31/2012	8.580581	9.749123	133,303.3255
01/01/2013 to 12/31/2013	9.749123	11.931630	125,795.2652
01/01/2014 to 12/31/2014	11.931630	12.417566	121,947.2022
01/01/2015 to 12/31/2015	12.417566	12.055523	118,408.2403
01/01/2016 to 12/31/2016	12.055523	12.849736	141,047.1973
01/01/2017 to 12/31/2017	12.849736	15.254390	161,654.7543
01/01/2018 to 12/31/2018	15.254390	14.059773	143,250.3983
01/01/2019 to 12/31/2019	14.059773	17.004760	132,566.9534
01/01/2020 to 12/31/2020	17.004760	19.449173	154,662.3841
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.008354	8.407199	63,836.6557
01/01/2012 to 12/31/2012	8.407199	9.655225	62,665.7161
01/01/2013 to 12/31/2013	9.655225	12.258496	60,032.8843
01/01/2014 to 12/31/2014	12.258496	12.973106	53,173.4731
01/01/2015 to 12/31/2015	12.973106	13.514614	44,257.5165
01/01/2016 to 12/31/2016	13.514614	14.423545	40,760.4287
01/01/2017 to 12/31/2017	14.423545	18.047748	39,157.6068
01/01/2018 to 12/31/2018	18.047748	17.564723	44,060.3168
01/01/2019 to 12/31/2019	17.564723	22.395382	36,447.0599
01/01/2020 to 12/31/2020	22.395382	33.218664	43,971.6643
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.919631	9.722805	129,652.9560
01/01/2012 to 12/31/2012	9.722805	10.540983	133,332.7723
01/01/2013 to 12/31/2013	10.540983	11.705836	134,821.5233
01/01/2014 to 12/31/2014	11.705836	12.149013	134,470.8801
01/01/2015 to 12/31/2015	12.149013	11.798346	94,036.2443
01/01/2016 to 12/31/2016	11.798346	12.351057	89,044.8100
01/01/2017 to 12/31/2017	12.351057	13.649611	95,896.4067
01/01/2018 to 12/31/2018	13.649611	12.894996	94,482.6952
01/01/2019 to 12/31/2019	12.894996	14.652485	91,633.9609
01/01/2020 to 12/31/2020	14.652485	16.194835	47,597.0081
71

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.061450	11.404244	115,104.4612
01/01/2013 to 12/31/2013	11.404244	10.777728	64,490.2534
01/01/2014 to 12/31/2014	10.777728	10.964671	69,290.3072
01/01/2015 to 12/31/2015	10.964671	9.699167	73,213.6021
01/01/2016 to 12/31/2016	9.699167	10.338376	33,111.3682
01/01/2017 to 12/31/2017	10.338376	11.105457	23,971.8931
01/01/2018 to 12/31/2018	11.105457	10.172823	21,949.0757
01/01/2019 to 12/31/2019	10.172823	11.933579	20,654.9753
01/01/2020 to 12/31/2020	11.933579	12.026266	19,410.5917
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.894088	10.159794	93,275.4358
01/01/2013 to 12/31/2013	10.159794	10.963277	87,367.9280
01/01/2014 to 12/31/2014	10.963277	11.359176	92,503.8531
01/01/2015 to 12/31/2015	11.359176	11.099891	110,908.9827
01/01/2016 to 12/31/2016	11.099891	11.339552	67,484.0918
01/01/2017 to 12/31/2017	11.339552	12.569868	52,050.1036
01/01/2018 to 12/31/2018	12.569868	11.411538	42,954.9085
01/01/2019 to 12/31/2019	11.411538	13.465731	40,715.7675
01/01/2020 to 12/31/2020	13.465731	13.739749	38,442.2611
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.513704	18.536366	18,177.7087
01/01/2012 to 12/31/2012	18.536366	21.130475	18,133.5083
01/01/2013 to 12/31/2013	21.130475	22.599990	30,867.7047
01/01/2014 to 12/31/2014	22.599990	22.836747	15,052.5545
01/01/2015 to 12/31/2015	22.836747	21.435628	13,682.6055
01/01/2016 to 12/31/2016	21.435628	23.900382	12,272.5707
01/01/2017 to 12/31/2017	23.900382	25.196074	11,005.2464
01/01/2018 to 12/31/2018	25.196074	23.936656	7,103.6754
01/01/2019 to 12/31/2019	23.936656	26.893845	8,333.7388
01/01/2020 to 12/31/2020	26.893845	28.281793	7,170.4422
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.045619	10.181589	249,857.9731
01/01/2012 to 12/31/2012	10.181589	11.626269	247,028.2471
01/01/2013 to 12/31/2013	11.626269	14.729326	286,898.1408
01/01/2014 to 12/31/2014	14.729326	15.142002	261,835.2432
01/01/2015 to 12/31/2015	15.142002	14.514996	259,273.0878
01/01/2016 to 12/31/2016	14.514996	15.474008	257,840.5402
01/01/2017 to 12/31/2017	15.474008	18.610199	254,104.6415
01/01/2018 to 12/31/2018	18.610199	16.370738	227,357.6303
01/01/2019 to 12/31/2019	16.370738	20.415601	215,130.3228
01/01/2020 to 12/31/2020	20.415601	23.747125	201,373.6079
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.920830	10.325525	34,324.4100
01/01/2013 to 12/31/2013	10.325525	11.551525	71,170.9848
01/01/2014 to 12/31/2014	11.551525	12.390449	72,645.5513
01/01/2015 to 12/31/2015	12.390449	11.625355	38,490.0108
01/01/2016 to 12/31/2016	11.625355	12.323716	54,935.2889
01/01/2017 to 12/31/2017	12.323716	14.266596	86,149.1694
01/01/2018 to 12/31/2018	14.266596	12.927021	79,842.6865
01/01/2019 to 12/31/2019	12.927021	15.625816	48,704.4230
01/01/2020 to 12/31/2020	15.625816	17.198845	32,314.9752
72

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.692458	14.862668	78,506.0107
01/01/2012 to 12/31/2012	14.862668	17.152563	75,519.8746
01/01/2013 to 12/31/2013	17.152563	22.223982	86,627.4771
01/01/2014 to 12/31/2014	22.223982	22.113274	68,245.8954
01/01/2015 to 12/31/2015	22.113274	20.462031	60,778.2593
01/01/2016 to 12/31/2016	20.462031	26.273290	54,960.0026
01/01/2017 to 12/31/2017	26.273290	28.710291	46,551.8357
01/01/2018 to 12/31/2018	28.710291	23.803960	43,273.1738
01/01/2019 to 12/31/2019	23.803960	29.987046	40,347.6490
01/01/2020 to 12/31/2020	29.987046	29.164808	38,404.1890
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.111688	9.632356	120,519.6822
01/01/2012 to 12/31/2012	9.632356	11.202058	117,568.1857
01/01/2013 to 12/31/2013	11.202058	10.412422	86,660.3325
01/01/2014 to 12/31/2014	10.412422	9.521556	77,740.3896
01/01/2015 to 12/31/2015	9.521556	8.027666	59,554.9426
01/01/2016 to 12/31/2016	8.027666	8.756263	96,571.5609
01/01/2017 to 12/31/2017	8.756263	10.993013	88,539.0056
01/01/2018 to 12/31/2018	10.993013	9.227523	79,045.8560
01/01/2019 to 12/31/2019	9.227523	10.899730	77,691.6769
01/01/2020 to 12/31/2020	10.899730	13.572490	69,364.5055
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.167529	10.146507	3,964.9517
01/01/2012 to 12/31/2012	10.146507	10.652134	3,802.7917
01/01/2013 to 12/31/2013	10.652134	10.820093	11,339.3588
01/01/2014 to 12/31/2014	10.820093	10.662557	7,080.9023
01/01/2015 to 12/31/2015	10.662557	10.343429	5,076.7348
01/01/2016 to 12/31/2016	10.343429	11.056231	9,510.5267
01/01/2017 to 12/31/2017	11.056231	11.214053	8,158.0309
01/01/2018 to 12/31/2018	11.214053	11.002770	14,458.4009
01/01/2019 to 12/31/2019	11.002770	11.519814	10,537.5481
01/01/2020 to 12/31/2020	11.519814	11.500831	7,787.6903
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.986988	9.714258	0.0000
01/01/2012 to 12/31/2012	9.714258	9.919665	3,148.4319
01/01/2013 to 12/31/2013	9.919665	9.816446	3,273.3319
01/01/2014 to 12/31/2014	9.816446	9.704415	6,522.0982
01/01/2015 to 12/31/2015	9.704415	9.434146	1,174.8712
01/01/2016 to 12/31/2016	9.434146	9.518043	1,174.8712
01/01/2017 to 12/31/2017	9.518043	9.435484	0.0000
01/01/2018 to 12/31/2018	9.435484	9.269343	0.0000
01/01/2019 to 12/31/2019	9.269343	9.488021	6,618.2859
01/01/2020 to 12/31/2020	9.488021	9.478072	5,845.8199
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.039017	11.738652	0.0000
01/01/2012 to 12/31/2012	11.738652	13.122429	0.0000
01/01/2013 to 12/31/2013	13.122429	12.970052	0.0000
01/01/2014 to 12/31/2014	12.970052	12.832512	0.0000
01/01/2015 to 12/31/2015	12.832512	12.031019	0.0000
01/01/2016 to 12/31/2016	12.031019	11.872160	0.0000
01/01/2017 to 12/31/2017	11.872160	11.630756	0.0000
01/01/2018 to 12/31/2018	11.630756	11.490410	0.0000
01/01/2019 to 12/31/2019	11.490410	11.371618	0.0000
01/01/2020 to 12/31/2020	11.371618	10.466386	0.0000
73

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.520276	12.487717	46,565.9072
01/01/2012 to 12/31/2012	12.487717	15.389237	46,122.9799
01/01/2013 to 12/31/2013	15.389237	15.588107	257,204.3173
01/01/2014 to 12/31/2014	15.588107	17.272096	244,232.5595
01/01/2015 to 12/31/2015	17.272096	16.659404	66,741.3465
01/01/2016 to 12/31/2016	16.659404	16.439410	65,270.9745
01/01/2017 to 12/31/2017	16.439410	17.810833	62,021.0034
01/01/2018 to 12/31/2018	17.810833	15.914852	27,790.3349
01/01/2019 to 12/31/2019	15.914852	19.431232	25,581.8649
01/01/2020 to 12/31/2020	19.431232	18.053496	20,303.4102
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.762814	15.738457	149,804.4232
01/01/2012 to 12/31/2012	15.738457	19.897599	150,591.7479
01/01/2013 to 12/31/2013	19.897599	25.399575	120,818.0056
01/01/2014 to 12/31/2014	25.399575	23.408161	114,054.3307
01/01/2015 to 12/31/2015	23.408161	21.863195	91,352.7187
01/01/2016 to 12/31/2016	21.863195	23.136460	97,072.3864
01/01/2017 to 12/31/2017	23.136460	29.521880	85,110.3194
01/01/2018 to 12/31/2018	29.521880	21.953280	81,263.9885
01/01/2019 to 12/31/2019	21.953280	26.741163	75,557.0802
01/01/2020 to 12/31/2020	26.741163	27.496495	64,205.0123
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010580	1.042242	696,247.4769
01/01/2013 to 12/31/2013	1.042242	1.038538	1,076,462.8628
01/01/2014 to 12/31/2014	1.038538	1.072636	1,212,909.5719
01/01/2015 to 12/31/2015	1.072636	1.005168	1,169,080.2172
01/01/2016 to 12/31/2016	1.005168	1.098508	901,236.6687
01/01/2017 to 12/31/2017	1.098508	1.182144	752,145.8958
01/01/2018 to 12/31/2018	1.182144	1.081869	723,162.7360
01/01/2019 to 12/31/2019	1.081869	1.220041	702,412.9426
01/01/2020 to 12/31/2020	1.220041	1.314397	678,898.8799
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.839688	9.483231	78,676.0882
01/01/2012 to 12/31/2012	9.483231	10.985717	81,159.4604
01/01/2013 to 12/31/2013	10.985717	14.549885	65,215.2620
01/01/2014 to 12/31/2014	14.549885	15.558707	63,791.7590
01/01/2015 to 12/31/2015	15.558707	14.311294	50,682.4756
01/01/2016 to 12/31/2016	14.311294	16.421591	46,402.0096
01/01/2017 to 12/31/2017	16.421591	18.960390	42,954.1928
01/01/2018 to 12/31/2018	18.960390	16.291216	35,369.0220
01/01/2019 to 12/31/2019	16.291216	19.913904	31,073.8581
01/01/2020 to 12/31/2020	19.913904	19.380758	30,905.4792
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.956905	14.473874	44,362.5459
01/01/2012 to 12/31/2012	14.473874	16.738361	35,980.9244
01/01/2013 to 12/31/2013	16.738361	22.952888	38,491.2875
01/01/2014 to 12/31/2014	22.952888	24.229663	33,165.1234
01/01/2015 to 12/31/2015	24.229663	23.297109	29,710.5047
01/01/2016 to 12/31/2016	23.297109	25.396176	42,051.9583
01/01/2017 to 12/31/2017	25.396176	31.139063	41,542.0879
01/01/2018 to 12/31/2018	31.139063	27.701777	44,539.2050
01/01/2019 to 12/31/2019	27.701777	33.713586	44,177.9702
01/01/2020 to 12/31/2020	33.713586	51.698463	39,921.7176
74

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.791288	10.209925	14,192.7477
01/01/2014 to 12/31/2014	10.209925	10.496346	15,772.5060
01/01/2015 to 12/31/2015	10.496346	10.317531	15,780.8731
01/01/2016 to 12/31/2016	10.317531	10.318093	25,515.5461
01/01/2017 to 12/31/2017	10.318093	10.428466	16,496.4382
01/01/2018 to 12/31/2018	10.428466	10.202509	12,224.3060
01/01/2019 to 12/31/2019	10.202509	10.800388	16,218.8808
01/01/2020 to 12/31/2020	10.800388	11.398588	11,865.3008
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.135640	10.489688	27,906.0394
01/01/2012 to 12/31/2012	10.489688	10.764647	40,310.2009
01/01/2013 to 04/26/2013	10.764647	10.736012	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012635	1.044277	0.0000
01/01/2013 to 12/31/2013	1.044277	1.133792	0.0000
01/01/2014 to 12/31/2014	1.133792	1.186490	12,477.0359
01/01/2015 to 12/31/2015	1.186490	1.171051	718,451.0582
01/01/2016 to 12/31/2016	1.171051	1.178825	666,025.3396
01/01/2017 to 12/31/2017	1.178825	1.345348	611,792.1660
01/01/2018 to 12/31/2018	1.345348	1.221323	517,208.8921
01/01/2019 to 12/31/2019	1.221323	1.396816	491,588.0034
01/01/2020 to 12/31/2020	1.396816	1.533397	503,343.4153
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996741	1.034678	0.0000
01/01/2015 to 12/31/2015	1.034678	1.002206	0.0000
01/01/2016 to 12/31/2016	1.002206	0.999957	0.0000
01/01/2017 to 12/31/2017	0.999957	1.129775	0.0000
01/01/2018 to 04/30/2018	1.129775	1.098891	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.564008	12.108903	21,926.7452
01/01/2012 to 12/31/2012	12.108903	13.849513	18,070.0537
01/01/2013 to 12/31/2013	13.849513	15.868774	10,670.2516
01/01/2014 to 12/31/2014	15.868774	16.061684	12,590.6065
01/01/2015 to 12/31/2015	16.061684	15.905055	11,276.0792
01/01/2016 to 12/31/2016	15.905055	16.302253	19,841.3439
01/01/2017 to 12/31/2017	16.302253	19.611836	13,314.1968
01/01/2018 to 12/31/2018	19.611836	18.149134	12,719.2841
01/01/2019 to 12/31/2019	18.149134	22.641154	12,857.8459
01/01/2020 to 12/31/2020	22.641154	25.422410	11,283.9265
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.105657	7.177090	93,222.2721
01/01/2012 to 12/31/2012	7.177090	8.319389	85,073.3946
01/01/2013 to 12/31/2013	8.319389	11.849741	94,705.2038
01/01/2014 to 12/31/2014	11.849741	13.781969	82,683.6888
01/01/2015 to 12/31/2015	13.781969	12.937806	102,169.9600
01/01/2016 to 12/31/2016	12.937806	12.995520	83,871.9020
01/01/2017 to 12/31/2017	12.995520	15.053926	80,288.7137
01/01/2018 to 12/31/2018	15.053926	13.685175	77,482.2667
01/01/2019 to 12/31/2019	13.685175	16.542688	72,380.6466
01/01/2020 to 12/31/2020	16.542688	21.397271	66,193.5702
75

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	123.492816	111.695374	754.9700
01/01/2012 to 12/31/2012	111.695374	133.852189	245.8101
01/01/2013 to 12/31/2013	133.852189	168.632516	242.0176
01/01/2014 to 04/25/2014	168.632516	175.156313	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.406271	6.794109	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.755316	11.185657	0.0000
01/01/2014 to 12/31/2014	11.185657	11.955623	0.0000
01/01/2015 to 12/31/2015	11.955623	11.553721	47,144.0862
01/01/2016 to 12/31/2016	11.553721	11.795271	47,172.5712
01/01/2017 to 12/31/2017	11.795271	13.332965	44,849.8641
01/01/2018 to 12/31/2018	13.332965	12.104166	36,970.2152
01/01/2019 to 12/31/2019	12.104166	14.411557	34,994.4432
01/01/2020 to 12/31/2020	14.411557	15.021634	33,398.4652
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.643664	11.917182	123,710.6553
01/01/2012 to 12/31/2012	11.917182	13.604147	128,141.2355
01/01/2013 to 12/31/2013	13.604147	15.871003	95,926.0748
01/01/2014 to 12/31/2014	15.871003	14.446613	94,123.5565
01/01/2015 to 12/31/2015	14.446613	13.881520	85,263.3406
01/01/2016 to 12/31/2016	13.881520	13.460577	75,172.3297
01/01/2017 to 12/31/2017	13.460577	16.876169	68,408.5551
01/01/2018 to 12/31/2018	16.876169	14.196469	63,005.3661
01/01/2019 to 12/31/2019	14.196469	17.819782	58,194.8429
01/01/2020 to 12/31/2020	17.819782	19.699949	57,240.0754
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999699	1.029884	0.0000
01/01/2015 to 12/31/2015	1.029884	0.952289	23,703.4203
01/01/2016 to 12/31/2016	0.952289	1.035192	34,237.8593
01/01/2017 to 12/31/2017	1.035192	1.140312	14,816.2390
01/01/2018 to 12/31/2018	1.140312	1.030681	0.0000
01/01/2019 to 12/31/2019	1.030681	1.230015	0.0000
01/01/2020 to 12/31/2020	1.230015	1.345736	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.955862	14.086822	257,010.6643
01/01/2012 to 12/31/2012	14.086822	15.036974	246,913.0228
01/01/2013 to 12/31/2013	15.036974	13.345355	198,115.2999
01/01/2014 to 12/31/2014	13.345355	13.432653	181,018.1609
01/01/2015 to 12/31/2015	13.432653	12.731644	136,745.2286
01/01/2016 to 12/31/2016	12.731644	13.075339	126,555.1781
01/01/2017 to 12/31/2017	13.075339	13.235169	118,390.0011
01/01/2018 to 12/31/2018	13.235169	12.633722	120,102.1288
01/01/2019 to 12/31/2019	12.633722	13.380958	75,994.1603
01/01/2020 to 12/31/2020	13.380958	14.599838	65,694.6422
76

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.405575	15.548946	179,353.7688
01/01/2012 to 12/31/2012	15.548946	16.618896	189,488.0085
01/01/2013 to 12/31/2013	16.618896	15.945861	123,191.7464
01/01/2014 to 12/31/2014	15.945861	16.252771	173,404.9850
01/01/2015 to 12/31/2015	16.252771	15.899898	97,584.4303
01/01/2016 to 12/31/2016	15.899898	15.959846	110,009.7246
01/01/2017 to 12/31/2017	15.959846	16.316216	88,519.0437
01/01/2018 to 12/31/2018	16.316216	15.922565	75,585.0997
01/01/2019 to 12/31/2019	15.922565	16.894134	54,894.3871
01/01/2020 to 12/31/2020	16.894134	17.932476	51,176.1404
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.213865	10.693058	0.0000
01/01/2014 to 12/31/2014	10.693058	11.364266	18,006.6226
01/01/2015 to 12/31/2015	11.364266	10.977845	16,522.6962
01/01/2016 to 12/31/2016	10.977845	11.229308	14,995.1001
01/01/2017 to 12/31/2017	11.229308	12.795187	13,584.4504
01/01/2018 to 04/30/2018	12.795187	12.205635	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010613	1.062291	0.0000
01/01/2013 to 12/31/2013	1.062291	1.144248	0.0000
01/01/2014 to 12/31/2014	1.144248	1.205978	12,285.9902
01/01/2015 to 12/31/2015	1.205978	1.169364	739,281.2350
01/01/2016 to 12/31/2016	1.169364	1.208588	680,159.9960
01/01/2017 to 12/31/2017	1.208588	1.351394	611,199.4901
01/01/2018 to 12/31/2018	1.351394	1.197254	620,967.4303
01/01/2019 to 12/31/2019	1.197254	1.422925	583,101.1853
01/01/2020 to 12/31/2020	1.422925	1.421213	577,292.2639
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201756	11.074793	59,396.4761
01/01/2012 to 12/31/2012	11.074793	12.224092	60,514.6172
01/01/2013 to 12/31/2013	12.224092	13.504487	61,545.5943
01/01/2014 to 12/31/2014	13.504487	13.978411	65,920.3288
01/01/2015 to 12/31/2015	13.978411	13.405758	80,675.1849
01/01/2016 to 12/31/2016	13.405758	13.872604	76,380.0304
01/01/2017 to 12/31/2017	13.872604	15.724032	74,106.6962
01/01/2018 to 12/31/2018	15.724032	14.377205	70,164.3070
01/01/2019 to 12/31/2019	14.377205	16.822310	69,239.0767
01/01/2020 to 12/31/2020	16.822310	18.072427	37,854.6618
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.797232	10.337860	97,907.1560
01/01/2012 to 12/31/2012	10.337860	11.631841	92,553.3515
01/01/2013 to 12/31/2013	11.631841	13.435197	89,559.1101
01/01/2014 to 12/31/2014	13.435197	13.849790	93,279.0811
01/01/2015 to 12/31/2015	13.849790	13.235272	173,245.5313
01/01/2016 to 12/31/2016	13.235272	13.838014	168,416.0263
01/01/2017 to 12/31/2017	13.838014	16.196116	165,848.9753
01/01/2018 to 12/31/2018	16.196116	14.455992	183,811.8380
01/01/2019 to 12/31/2019	14.455992	17.315287	175,107.1765
01/01/2020 to 12/31/2020	17.315287	18.758140	157,414.6008
77

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	46.104835	43.294716	31,598.1990
01/01/2012 to 12/31/2012	43.294716	49.961415	28,724.4671
01/01/2013 to 12/31/2013	49.961415	65.382408	24,742.7755
01/01/2014 to 12/31/2014	65.382408	72.453948	23,689.1697
01/01/2015 to 12/31/2015	72.453948	68.335562	23,494.6660
01/01/2016 to 12/31/2016	68.335562	77.506999	22,332.3503
01/01/2017 to 12/31/2017	77.506999	88.676616	22,421.1569
01/01/2018 to 12/31/2018	88.676616	78.792132	19,104.7982
01/01/2019 to 12/31/2019	78.792132	97.516188	18,157.9474
01/01/2020 to 12/31/2020	97.516188	98.125487	18,195.2200
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.856625	9.483678	125,751.8107
01/01/2012 to 12/31/2012	9.483678	10.545524	121,086.5331
01/01/2013 to 12/31/2013	10.545524	14.089700	110,663.7066
01/01/2014 to 12/31/2014	14.089700	15.543858	106,686.9607
01/01/2015 to 12/31/2015	15.543858	16.220374	120,205.3714
01/01/2016 to 12/31/2016	16.220374	16.853696	128,846.7008
01/01/2017 to 12/31/2017	16.853696	20.567783	100,481.9771
01/01/2018 to 12/31/2018	20.567783	19.676839	109,249.2848
01/01/2019 to 12/31/2019	19.676839	25.228930	94,942.3247
01/01/2020 to 12/31/2020	25.228930	30.580926	93,356.6458
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	23.028309	21.695017	2,473.3135
01/01/2012 to 12/31/2012	21.695017	24.339394	2,544.2070
01/01/2013 to 12/31/2013	24.339394	31.025597	2,502.9222
01/01/2014 to 12/31/2014	31.025597	33.277255	3,056.5058
01/01/2015 to 12/31/2015	33.277255	29.629267	2,244.9119
01/01/2016 to 12/31/2016	29.629267	33.478346	9,927.7286
01/01/2017 to 12/31/2017	33.478346	35.855170	1,734.0769
01/01/2018 to 12/31/2018	35.855170	31.511823	583.5301
01/01/2019 to 12/31/2019	31.511823	39.761207	1,599.1344
01/01/2020 to 12/31/2020	39.761207	41.864813	462.9820
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.715794	13.490148	64,065.2638
01/01/2012 to 12/31/2012	13.490148	15.585826	64,913.4923
01/01/2013 to 12/31/2013	15.585826	20.224961	60,554.1209
01/01/2014 to 12/31/2014	20.224961	22.402203	58,446.3371
01/01/2015 to 12/31/2015	22.402203	19.916257	79,562.8897
01/01/2016 to 12/31/2016	19.916257	22.051399	68,110.2532
01/01/2017 to 12/31/2017	22.051399	23.900669	64,926.7278
01/01/2018 to 12/31/2018	23.900669	20.270431	58,035.8337
01/01/2019 to 12/31/2019	20.270431	26.875234	54,050.2610
01/01/2020 to 12/31/2020	26.875234	27.002494	49,225.8979
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.686059	10.793183	6,165.0326
01/01/2013 to 12/31/2013	10.793183	10.081120	4,189.8909
01/01/2014 to 12/31/2014	10.081120	10.606986	4,183.9333
01/01/2015 to 12/31/2015	10.606986	10.420799	6,677.0371
01/01/2016 to 12/31/2016	10.420799	10.328333	14,398.9715
01/01/2017 to 12/31/2017	10.328333	10.366897	9,948.9020
01/01/2018 to 12/31/2018	10.366897	10.133502	9,169.5118
01/01/2019 to 12/31/2019	10.133502	10.655848	8,414.4672
01/01/2020 to 12/31/2020	10.655848	11.223586	7,713.2734
78

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.795602	9.600403	26,712.1953
01/01/2014 to 12/31/2014	9.600403	9.077477	22,632.1053
01/01/2015 to 12/31/2015	9.077477	8.687212	21,514.4135
01/01/2016 to 12/31/2016	8.687212	8.927415	20,924.3630
01/01/2017 to 12/31/2017	8.927415	11.780967	20,166.4585
01/01/2018 to 12/31/2018	11.780967	9.542069	31,839.2223
01/01/2019 to 12/31/2019	9.542069	12.359440	29,720.4177
01/01/2020 to 12/31/2020	12.359440	15.264625	29,333.0222
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.781125	7.363178	29,894.1699
01/01/2012 to 12/31/2012	7.363178	8.458381	29,071.7905
01/01/2013 to 04/26/2013	8.458381	8.750241	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.949497	9.733572	295,643.8217
01/01/2012 to 12/31/2012	9.733572	9.520611	311,225.8001
01/01/2013 to 12/31/2013	9.520611	9.313433	229,754.4147
01/01/2014 to 12/31/2014	9.313433	9.110763	214,550.8101
01/01/2015 to 12/31/2015	9.110763	8.912503	228,095.2274
01/01/2016 to 12/31/2016	8.912503	8.728335	215,601.0483
01/01/2017 to 12/31/2017	8.728335	8.593106	200,293.6782
01/01/2018 to 12/31/2018	8.593106	8.535292	247,174.2570
01/01/2019 to 12/31/2019	8.535292	8.506379	110,558.2715
01/01/2020 to 12/31/2020	8.506379	8.336760	90,483.9315
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.038480	13.224989	13,225.3786
01/01/2015 to 12/31/2015	13.224989	12.861441	12,089.8379
01/01/2016 to 12/31/2016	12.861441	13.151543	19,371.4096
01/01/2017 to 12/31/2017	13.151543	13.758087	11,548.9607
01/01/2018 to 12/31/2018	13.758087	13.105689	24,769.1920
01/01/2019 to 12/31/2019	13.105689	14.325190	22,327.4153
01/01/2020 to 12/31/2020	14.325190	15.346251	23,136.1506
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.505777	11.455793	692,201.5385
01/01/2012 to 12/31/2012	11.455793	12.427921	671,456.9813
01/01/2013 to 12/31/2013	12.427921	13.261351	553,007.7837
01/01/2014 to 04/25/2014	13.261351	13.336793	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.567354	11.302961	1,244,062.4160
01/01/2012 to 12/31/2012	11.302961	12.426058	1,126,756.4022
01/01/2013 to 12/31/2013	12.426058	13.884938	1,124,914.4234
01/01/2014 to 04/25/2014	13.884938	13.911303	0.0000
79

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.334382	13.633504	1,461,488.2306
01/01/2015 to 12/31/2015	13.633504	13.193662	1,247,658.9675
01/01/2016 to 12/31/2016	13.193662	13.692308	1,209,587.1332
01/01/2017 to 12/31/2017	13.692308	14.820762	1,142,088.8611
01/01/2018 to 12/31/2018	14.820762	13.858474	1,104,655.9876
01/01/2019 to 12/31/2019	13.858474	15.671271	923,322.4666
01/01/2020 to 12/31/2020	15.671271	17.021453	616,672.7620
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.356297	10.920513	1,782,780.6508
01/01/2012 to 12/31/2012	10.920513	12.169778	1,496,752.5847
01/01/2013 to 12/31/2013	12.169778	14.216833	1,476,404.3879
01/01/2014 to 04/25/2014	14.216833	14.200961	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.198394	14.626900	1,554,742.4804
01/01/2015 to 12/31/2015	14.626900	14.127177	1,276,272.7580
01/01/2016 to 12/31/2016	14.127177	14.801720	1,054,711.9001
01/01/2017 to 12/31/2017	14.801720	16.613757	978,418.6481
01/01/2018 to 12/31/2018	16.613757	15.254929	813,640.1333
01/01/2019 to 12/31/2019	15.254929	17.821579	774,996.6930
01/01/2020 to 12/31/2020	17.821579	19.847294	716,519.9475
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.246887	10.576445	1,746,098.4948
01/01/2012 to 12/31/2012	10.576445	11.971431	1,636,728.8157
01/01/2013 to 12/31/2013	11.971431	14.745861	1,546,583.2724
01/01/2014 to 04/25/2014	14.745861	14.649286	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.469607	9.100861	52,750.7088
01/01/2012 to 12/31/2012	9.100861	10.337166	50,348.1244
01/01/2013 to 04/26/2013	10.337166	11.100256	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.636277	15.164995	1,416,196.8539
01/01/2015 to 12/31/2015	15.164995	14.583335	1,409,779.2357
01/01/2016 to 12/31/2016	14.583335	15.427381	1,276,945.8734
01/01/2017 to 12/31/2017	15.427381	17.984665	1,164,833.6115
01/01/2018 to 12/31/2018	17.984665	16.164055	1,104,725.2410
01/01/2019 to 12/31/2019	16.164055	19.564317	966,703.3820
01/01/2020 to 12/31/2020	19.564317	22.313396	854,760.3049
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.045574	13.590610	70,717.6998
01/01/2012 to 12/31/2012	13.590610	14.832929	64,093.7791
01/01/2013 to 12/31/2013	14.832929	19.807895	55,444.9266
01/01/2014 to 12/31/2014	19.807895	19.701170	51,433.7611
01/01/2015 to 12/31/2015	19.701170	17.409710	44,416.3280
01/01/2016 to 12/31/2016	17.409710	20.888777	46,126.7830
01/01/2017 to 12/31/2017	20.888777	22.998051	35,968.3451
01/01/2018 to 12/31/2018	22.998051	19.476451	34,562.2573
01/01/2019 to 12/31/2019	19.476451	23.518415	30,424.5284
01/01/2020 to 12/31/2020	23.518415	24.381110	31,912.5122
80

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.947280	13.884521	3,054.3856
01/01/2012 to 12/31/2012	13.884521	16.012469	3,384.1097
01/01/2013 to 12/31/2013	16.012469	19.987824	6,189.7846
01/01/2014 to 12/31/2014	19.987824	18.243826	6,074.7901
01/01/2015 to 12/31/2015	18.243826	18.873924	2,693.2639
01/01/2016 to 12/31/2016	18.873924	19.538999	2,315.1899
01/01/2017 to 12/31/2017	19.538999	24.935135	4,130.2858
01/01/2018 to 12/31/2018	24.935135	19.374226	6,226.1908
01/01/2019 to 12/31/2019	19.374226	23.318385	5,828.6725
01/01/2020 to 12/31/2020	23.318385	24.814801	2,744.9766
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	43.530110	44.072539	514.6916
01/01/2017 to 12/31/2017	44.072539	51.226294	712.7090
01/01/2018 to 12/31/2018	51.226294	49.928464	712.6028
01/01/2019 to 12/31/2019	49.928464	63.809502	1,046.3422
01/01/2020 to 12/31/2020	63.809502	69.265486	2,134.0157
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.400985	15.263076	0.0000
01/01/2012 to 12/31/2012	15.263076	16.478515	0.0000
01/01/2013 to 12/31/2013	16.478515	21.393518	0.0000
01/01/2014 to 12/31/2014	21.393518	23.215767	0.0000
01/01/2015 to 12/31/2015	23.215767	22.653643	0.0000
01/01/2016 to 04/29/2016	22.653643	22.735215	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.097525	11.340196	222,337.1645
01/01/2012 to 12/31/2012	11.340196	12.501071	203,277.7923
01/01/2013 to 12/31/2013	12.501071	16.329410	183,018.9609
01/01/2014 to 12/31/2014	16.329410	17.642825	164,406.3725
01/01/2015 to 12/31/2015	17.642825	17.650102	150,678.6610
01/01/2016 to 12/31/2016	17.650102	18.500972	134,945.1713
01/01/2017 to 12/31/2017	18.500972	21.524003	120,119.6865
01/01/2018 to 12/31/2018	21.524003	21.000533	102,710.8981
01/01/2019 to 12/31/2019	21.000533	26.865180	94,173.8457
01/01/2020 to 12/31/2020	26.865180	29.190748	74,606.8579
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.977234	16.572746	40,299.3106
01/01/2014 to 12/31/2014	16.572746	17.975330	34,378.9043
01/01/2015 to 12/31/2015	17.975330	18.042091	28,569.8827
01/01/2016 to 12/31/2016	18.042091	18.559803	30,854.8911
01/01/2017 to 12/31/2017	18.559803	22.684708	27,948.9023
01/01/2018 to 12/31/2018	22.684708	20.878867	25,902.1777
01/01/2019 to 12/31/2019	20.878867	27.131699	23,918.5557
01/01/2020 to 12/31/2020	27.131699	34.869464	20,457.6105
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.745245	12.442847	55,656.6032
01/01/2012 to 12/31/2012	12.442847	12.903288	53,111.4891
01/01/2013 to 04/26/2013	12.903288	13.887869	0.0000
81

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.581157	11.354781	86,779.9874
01/01/2012 to 12/31/2012	11.354781	12.834325	138,232.1947
01/01/2013 to 12/31/2013	12.834325	17.166925	132,663.5084
01/01/2014 to 12/31/2014	17.166925	18.261673	129,669.3350
01/01/2015 to 12/31/2015	18.261673	19.747127	130,585.3632
01/01/2016 to 12/31/2016	19.747127	19.292357	120,405.8755
01/01/2017 to 12/31/2017	19.292357	25.855131	106,386.4438
01/01/2018 to 12/31/2018	25.855131	25.318111	95,037.5229
01/01/2019 to 12/31/2019	25.318111	32.815397	90,742.4634
01/01/2020 to 12/31/2020	32.815397	50.196993	78,982.6729
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.723872	7.265988	0.0000
01/01/2012 to 12/31/2012	7.265988	8.007763	1,566.0014
01/01/2013 to 04/26/2013	8.007763	8.583807	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.908215	7.629672	97,608.1211
01/01/2012 to 04/27/2012	7.629672	8.561031	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.107038	14.787710	3,543.2744
01/01/2012 to 12/31/2012	14.787710	14.982516	11,624.6037
01/01/2013 to 12/31/2013	14.982516	14.279748	6,384.3429
01/01/2014 to 12/31/2014	14.279748	14.731714	6,460.0668
01/01/2015 to 12/31/2015	14.731714	14.403020	43,148.4653
01/01/2016 to 12/31/2016	14.403020	14.383592	12,279.6456
01/01/2017 to 12/31/2017	14.383592	14.484816	12,033.3411
01/01/2018 to 12/31/2018	14.484816	14.098331	10,258.1063
01/01/2019 to 12/31/2019	14.098331	14.942193	9,804.8059
01/01/2020 to 12/31/2020	14.942193	15.623109	42,598.9169
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.768575	15.080638	2,010.5815
01/01/2012 to 12/31/2012	15.080638	17.297802	896.4153
01/01/2013 to 12/31/2013	17.297802	22.463866	890.4430
01/01/2014 to 12/31/2014	22.463866	23.999448	950.4028
01/01/2015 to 12/31/2015	23.999448	22.848584	24,662.6857
01/01/2016 to 12/31/2016	22.848584	26.840283	26,698.9969
01/01/2017 to 12/31/2017	26.840283	30.354969	25,332.4169
01/01/2018 to 12/31/2018	30.354969	26.256973	22,062.3074
01/01/2019 to 12/31/2019	26.256973	32.245661	20,400.1007
01/01/2020 to 12/31/2020	32.245661	35.664087	17,737.5349
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.466372	9.797929	0.0000
01/01/2012 to 12/31/2012	9.797929	11.302969	0.0000
01/01/2013 to 12/31/2013	11.302969	13.427394	0.0000
01/01/2014 to 12/31/2014	13.427394	12.303624	0.0000
01/01/2015 to 12/31/2015	12.303624	11.878077	2,378.7896
01/01/2016 to 12/31/2016	11.878077	11.732162	508.5214
01/01/2017 to 12/31/2017	11.732162	14.294745	0.0000
01/01/2018 to 12/31/2018	14.294745	12.007159	0.0000
01/01/2019 to 12/31/2019	12.007159	14.280378	0.0000
01/01/2020 to 12/31/2020	14.280378	15.018861	0.0000
82

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.942282	14.921040	852.2103
01/01/2012 to 12/31/2012	14.921040	16.921936	1,541.4557
01/01/2013 to 12/31/2013	16.921936	22.864437	2,384.3091
01/01/2014 to 12/31/2014	22.864437	23.424836	2,155.5517
01/01/2015 to 12/31/2015	23.424836	21.875506	4,113.1350
01/01/2016 to 12/31/2016	21.875506	25.877547	4,000.6388
01/01/2017 to 12/31/2017	25.877547	28.935967	5,677.4408
01/01/2018 to 12/31/2018	28.935967	25.130978	5,360.9701
01/01/2019 to 12/31/2019	25.130978	30.779993	5,277.3786
01/01/2020 to 12/31/2020	30.779993	35.907113	4,467.1983
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.219650	11.155496	281,802.1315
01/01/2012 to 12/31/2012	11.155496	12.595054	219,556.3132
01/01/2013 to 12/31/2013	12.595054	16.226720	264,941.3348
01/01/2014 to 12/31/2014	16.226720	17.952901	240,830.4723
01/01/2015 to 12/31/2015	17.952901	17.722634	235,160.8466
01/01/2016 to 12/31/2016	17.722634	19.310438	239,213.8095
01/01/2017 to 12/31/2017	19.310438	22.902561	225,698.5418
01/01/2018 to 12/31/2018	22.902561	21.319127	167,686.5681
01/01/2019 to 12/31/2019	21.319127	27.278876	160,353.5054
01/01/2020 to 12/31/2020	27.278876	31.440417	149,964.2437
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	16.788938	19.511447	3,077.4948
01/01/2014 to 12/31/2014	19.511447	21.102844	3,344.6087
01/01/2015 to 12/31/2015	21.102844	20.568381	2,644.3491
01/01/2016 to 12/31/2016	20.568381	22.956999	10,110.3862
01/01/2017 to 12/31/2017	22.956999	26.407720	5,967.9792
01/01/2018 to 12/31/2018	26.407720	23.184425	6,185.3316
01/01/2019 to 12/31/2019	23.184425	29.448970	8,373.7822
01/01/2020 to 12/31/2020	29.448970	29.859795	6,174.6656
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.709116	8.473386	6,156.5690
01/01/2012 to 12/31/2012	8.473386	9.441471	5,835.7616
01/01/2013 to 04/26/2013	9.441471	10.316027	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.236632	18.924942	23,335.6995
01/01/2014 to 12/31/2014	18.924942	18.457456	26,266.4190
01/01/2015 to 12/31/2015	18.457456	18.124418	17,913.3004
01/01/2016 to 12/31/2016	18.124418	20.991411	12,077.5965
01/01/2017 to 12/31/2017	20.991411	23.716583	9,394.1643
01/01/2018 to 12/31/2018	23.716583	21.577018	10,077.9762
01/01/2019 to 12/31/2019	21.577018	27.314521	9,041.7387
01/01/2020 to 12/31/2020	27.314521	33.334133	7,599.1810
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.661117	13.585944	24,945.8212
01/01/2012 to 12/31/2012	13.585944	13.991164	25,087.0121
01/01/2013 to 04/26/2013	13.991164	15.131745	0.0000
83

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.596507	8.284519	103,201.2017
01/01/2014 to 12/31/2014	8.284519	8.819523	112,166.3583
01/01/2015 to 12/31/2015	8.819523	9.534603	138,975.6673
01/01/2016 to 12/31/2016	9.534603	9.470005	153,113.6036
01/01/2017 to 12/31/2017	9.470005	12.366055	144,912.2488
01/01/2018 to 12/31/2018	12.366055	11.955843	151,551.0302
01/01/2019 to 12/31/2019	11.955843	15.273425	134,289.9536
01/01/2020 to 12/31/2020	15.273425	20.414728	118,970.0608
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.509010	5.737545	141,689.9373
01/01/2012 to 12/31/2012	5.737545	6.292144	138,176.3833
01/01/2013 to 04/26/2013	6.292144	6.563115	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.490188	15.072264	0.0000
01/01/2012 to 12/31/2012	15.072264	15.122648	0.0000
01/01/2013 to 12/31/2013	15.122648	16.384595	0.0000
01/01/2014 to 12/31/2014	16.384595	13.010724	0.0000
01/01/2015 to 12/31/2015	13.010724	8.558006	0.0000
01/01/2016 to 12/31/2016	8.558006	12.033687	0.0000
01/01/2017 to 12/31/2017	12.033687	11.685344	0.0000
01/01/2018 to 12/31/2018	11.685344	8.131733	0.0000
01/01/2019 to 12/31/2019	8.131733	8.937220	0.0000
01/01/2020 to 12/31/2020	8.937220	10.593701	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	25.249389	26.050625	53,341.9397
01/01/2017 to 12/31/2017	26.050625	27.506981	50,665.7629
01/01/2018 to 12/31/2018	27.506981	25.822441	47,880.0340
01/01/2019 to 12/31/2019	25.822441	28.856285	42,708.0124
01/01/2020 to 12/31/2020	28.856285	30.093394	35,687.4783
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	22.046418	22.529533	60,413.8000
01/01/2012 to 12/31/2012	22.529533	24.889981	59,878.6518
01/01/2013 to 12/31/2013	24.889981	26.291177	65,370.6210
01/01/2014 to 12/31/2014	26.291177	26.961082	66,922.9015
01/01/2015 to 12/31/2015	26.961082	25.800857	57,433.7664
01/01/2016 to 04/29/2016	25.800857	26.515211	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	25.764960	26.605841	2,306.4799
01/01/2017 to 12/31/2017	26.605841	28.106982	1,819.9639
01/01/2018 to 12/31/2018	28.106982	26.415511	1,596.7295
01/01/2019 to 12/31/2019	26.415511	29.535314	1,556.8626
01/01/2020 to 12/31/2020	29.535314	30.847807	1,534.9318
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.171413	12.318921	14,409.5008
01/01/2012 to 12/31/2012	12.318921	13.429785	8,548.0357
01/01/2013 to 12/31/2013	13.429785	13.322902	2,742.2054
01/01/2014 to 12/31/2014	13.322902	13.612017	9,529.8299
01/01/2015 to 12/31/2015	13.612017	13.121744	7,629.1434
01/01/2016 to 04/29/2016	13.121744	13.411812	0.0000
84

CONDENSED FINANCIAL INFORMATION (continued)
2.20% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.267862	15.723043	5,326.7689
01/01/2012 to 12/31/2012	15.723043	15.847828	7,580.8597
01/01/2013 to 12/31/2013	15.847828	15.362624	7,641.9879
01/01/2014 to 12/31/2014	15.362624	15.411573	5,200.5677
01/01/2015 to 12/31/2015	15.411573	15.122496	31,386.6814
01/01/2016 to 12/31/2016	15.122496	14.944514	4,688.7731
01/01/2017 to 12/31/2017	14.944514	14.865229	4,693.4370
01/01/2018 to 12/31/2018	14.865229	14.641433	6,550.0238
01/01/2019 to 12/31/2019	14.641433	15.150714	6,488.3608
01/01/2020 to 12/31/2020	15.150714	15.548104	12,201.7725
85

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997534	9.680400	502.8491
01/01/2012 to 12/31/2012	9.680400	10.418413	4,887.8819
01/01/2013 to 12/31/2013	10.418413	11.322050	19,815.2797
01/01/2014 to 12/31/2014	11.322050	11.883609	19,575.6693
01/01/2015 to 12/31/2015	11.883609	11.686499	16,931.3886
01/01/2016 to 12/31/2016	11.686499	11.837398	7,625.3462
01/01/2017 to 12/31/2017	11.837398	13.151071	0.0000
01/01/2018 to 12/31/2018	13.151071	11.960712	0.0000
01/01/2019 to 12/31/2019	11.960712	13.808378	0.0000
01/01/2020 to 12/31/2020	13.808378	14.321991	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.666442	9.250738	3,991.9689
01/01/2012 to 12/31/2012	9.250738	10.267432	16,017.9204
01/01/2013 to 12/31/2013	10.267432	11.899501	17,536.6464
01/01/2014 to 12/31/2014	11.899501	12.338549	12,801.5774
01/01/2015 to 12/31/2015	12.338549	11.978884	12,383.6295
01/01/2016 to 12/31/2016	11.978884	12.627103	1,713.4441
01/01/2017 to 12/31/2017	12.627103	14.428282	0.0000
01/01/2018 to 12/31/2018	14.428282	13.497282	0.0000
01/01/2019 to 12/31/2019	13.497282	15.773908	0.0000
01/01/2020 to 12/31/2020	15.773908	17.823256	0.0000
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.194445	8.564775	8,303.2980
01/01/2012 to 12/31/2012	8.564775	9.726276	8,258.6668
01/01/2013 to 12/31/2013	9.726276	11.897720	10,843.8116
01/01/2014 to 12/31/2014	11.897720	12.376083	10,804.5751
01/01/2015 to 12/31/2015	12.376083	12.009242	10,765.8009
01/01/2016 to 12/31/2016	12.009242	12.794007	10,722.0973
01/01/2017 to 12/31/2017	12.794007	15.180666	8,054.3185
01/01/2018 to 12/31/2018	15.180666	13.984784	8,014.9653
01/01/2019 to 12/31/2019	13.984784	16.905609	7,975.0506
01/01/2020 to 12/31/2020	16.905609	19.326078	7,929.6125
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	8.996246	8.391709	1,205.0366
01/01/2012 to 12/31/2012	8.391709	9.632594	1,138.7477
01/01/2013 to 12/31/2013	9.632594	12.223653	1,075.6749
01/01/2014 to 12/31/2014	12.223653	12.929764	1,004.7403
01/01/2015 to 12/31/2015	12.929764	13.462729	934.6954
01/01/2016 to 12/31/2016	13.462729	14.360989	876.1978
01/01/2017 to 12/31/2017	14.360989	17.960522	766.5543
01/01/2018 to 12/31/2018	17.960522	17.471041	702.7563
01/01/2019 to 12/31/2019	17.471041	22.264801	497.0916
01/01/2020 to 12/31/2020	22.264801	33.008444	433.5526
86

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.906306	9.704902	0.0000
01/01/2012 to 12/31/2012	9.704902	10.516287	0.0000
01/01/2013 to 12/31/2013	10.516287	11.672574	0.0000
01/01/2014 to 12/31/2014	11.672574	12.108435	0.0000
01/01/2015 to 12/31/2015	12.108435	11.753059	0.0000
01/01/2016 to 12/31/2016	11.753059	12.297498	0.0000
01/01/2017 to 12/31/2017	12.297498	13.583649	0.0000
01/01/2018 to 12/31/2018	13.583649	12.826227	0.0000
01/01/2019 to 12/31/2019	12.826227	14.567059	0.0000
01/01/2020 to 12/31/2020	14.567059	16.092347	0.0000
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2011 to 12/31/2011	10.341112	10.542230	461.7410
01/01/2012 to 12/31/2012	10.542230	11.394519	4,473.2651
01/01/2013 to 12/31/2013	11.394519	10.763152	4,726.0464
01/01/2014 to 12/31/2014	10.763152	10.944367	7,422.0297
01/01/2015 to 12/31/2015	10.944367	9.676362	5,575.7264
01/01/2016 to 12/31/2016	9.676362	10.308913	0.0000
01/01/2017 to 12/31/2017	10.308913	11.068289	0.0000
01/01/2018 to 12/31/2018	11.068289	10.133676	0.0000
01/01/2019 to 12/31/2019	10.133676	11.881715	0.0000
01/01/2020 to 12/31/2020	11.881715	11.967997	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997534	9.513839	22,159.2426
01/01/2012 to 12/31/2012	9.513839	10.151264	32,152.9201
01/01/2013 to 12/31/2013	10.151264	10.948598	38,659.5090
01/01/2014 to 12/31/2014	10.948598	11.338296	37,864.1015
01/01/2015 to 12/31/2015	11.338296	11.073946	13,986.1199
01/01/2016 to 12/31/2016	11.073946	11.307392	6,788.0430
01/01/2017 to 12/31/2017	11.307392	12.527972	0.0000
01/01/2018 to 12/31/2018	12.527972	11.367782	0.0000
01/01/2019 to 12/31/2019	11.367782	13.407394	0.0000
01/01/2020 to 12/31/2020	13.407394	13.673367	0.0000
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.381394	18.394717	158.4581
01/01/2012 to 12/31/2012	18.394717	20.958468	157.5746
01/01/2013 to 12/31/2013	20.958468	22.404817	803.2831
01/01/2014 to 12/31/2014	22.404817	22.628211	788.0108
01/01/2015 to 12/31/2015	22.628211	21.229264	772.6843
01/01/2016 to 12/31/2016	21.229264	23.658461	757.1678
01/01/2017 to 12/31/2017	23.658461	24.928606	84.6305
01/01/2018 to 12/31/2018	24.928606	23.670651	69.9128
01/01/2019 to 12/31/2019	23.670651	26.581687	55.6454
01/01/2020 to 12/31/2020	26.581687	27.939512	42.0303
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.011629	10.145191	51,555.0633
01/01/2012 to 12/31/2012	10.145191	11.578885	51,513.7190
01/01/2013 to 12/31/2013	11.578885	14.661967	33,640.2677
01/01/2014 to 12/31/2014	14.661967	15.065219	33,606.7933
01/01/2015 to 12/31/2015	15.065219	14.434170	3,281.8071
01/01/2016 to 12/31/2016	14.434170	15.380149	3,242.6793
01/01/2017 to 12/31/2017	15.380149	18.488102	5,166.2529
01/01/2018 to 12/31/2018	18.488102	16.255151	3,668.0489
01/01/2019 to 12/31/2019	16.255151	20.261323	3,650.3829
01/01/2020 to 12/31/2020	20.261323	23.555858	3,422.3422
87

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.997534	9.329821	521.7442
01/01/2012 to 12/31/2012	9.329821	10.316858	13,501.1369
01/01/2013 to 12/31/2013	10.316858	11.536060	14,298.8842
01/01/2014 to 12/31/2014	11.536060	12.367675	13,612.6074
01/01/2015 to 12/31/2015	12.367675	11.598184	11,151.5079
01/01/2016 to 12/31/2016	11.598184	12.288768	1,512.9110
01/01/2017 to 12/31/2017	12.288768	14.219050	0.0000
01/01/2018 to 12/31/2018	14.219050	12.877459	0.0000
01/01/2019 to 12/31/2019	12.877459	15.558127	0.0000
01/01/2020 to 12/31/2020	15.558127	17.115762	0.0000
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.487642	14.672975	9,124.9430
01/01/2012 to 12/31/2012	14.672975	16.925137	8,640.8588
01/01/2013 to 12/31/2013	16.925137	21.918359	8,351.3264
01/01/2014 to 12/31/2014	21.918359	21.798267	6,149.4070
01/01/2015 to 12/31/2015	21.798267	20.160457	5,609.4410
01/01/2016 to 12/31/2016	20.160457	25.873135	4,604.2652
01/01/2017 to 12/31/2017	25.873135	28.258927	7,453.3830
01/01/2018 to 12/31/2018	28.258927	23.417941	4,442.5779
01/01/2019 to 12/31/2019	23.417941	29.486016	4,558.6236
01/01/2020 to 12/31/2020	29.486016	28.663136	5,434.1469
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.083368	9.605032	18,618.8973
01/01/2012 to 12/31/2012	9.605032	11.164670	18,628.8670
01/01/2013 to 12/31/2013	11.164670	10.372479	20,105.6056
01/01/2014 to 12/31/2014	10.372479	9.480285	19,956.4069
01/01/2015 to 12/31/2015	9.480285	7.988868	19,982.7366
01/01/2016 to 12/31/2016	7.988868	8.709588	19,179.3908
01/01/2017 to 12/31/2017	8.709588	10.928971	19,381.2685
01/01/2018 to 12/31/2018	10.928971	9.169148	21,053.7286
01/01/2019 to 12/31/2019	9.169148	10.825362	11,493.8129
01/01/2020 to 12/31/2020	10.825362	13.473126	11,520.2665
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.164090	10.138018	0.0000
01/01/2012 to 12/31/2012	10.138018	10.637873	0.0000
01/01/2013 to 12/31/2013	10.637873	10.800206	1,310.4899
01/01/2014 to 12/31/2014	10.800206	10.637638	1,310.4899
01/01/2015 to 12/31/2015	10.637638	10.314096	1,310.4899
01/01/2016 to 12/31/2016	10.314096	11.019366	1,310.4899
01/01/2017 to 12/31/2017	11.019366	11.171090	0.0000
01/01/2018 to 12/31/2018	11.171090	10.955107	0.0000
01/01/2019 to 12/31/2019	10.955107	11.464177	0.0000
01/01/2020 to 12/31/2020	11.464177	11.439548	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.986919	9.710971	0.0000
01/01/2012 to 12/31/2012	9.710971	9.911323	0.0000
01/01/2013 to 12/31/2013	9.911323	9.803288	3,288.0080
01/01/2014 to 12/31/2014	9.803288	9.686562	3,288.0080
01/01/2015 to 12/31/2015	9.686562	9.412081	3,288.0080
01/01/2016 to 12/31/2016	9.412081	9.491035	3,288.0080
01/01/2017 to 12/31/2017	9.491035	9.404020	3,288.0080
01/01/2018 to 12/31/2018	9.404020	9.233788	3,288.0080
01/01/2019 to 12/31/2019	9.233788	9.446903	3,288.0080
01/01/2020 to 12/31/2020	9.446903	9.432266	3,214.2841
88

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.028967	11.723002	0.0000
01/01/2012 to 12/31/2012	11.723002	13.098349	0.0000
01/01/2013 to 12/31/2013	13.098349	12.939779	0.0000
01/01/2014 to 12/31/2014	12.939779	12.796158	0.0000
01/01/2015 to 12/31/2015	12.796158	11.990934	0.0000
01/01/2016 to 12/31/2016	11.990934	11.826689	0.0000
01/01/2017 to 12/31/2017	11.826689	11.580432	0.0000
01/01/2018 to 12/31/2018	11.580432	11.434940	0.0000
01/01/2019 to 12/31/2019	11.434940	11.311063	0.0000
01/01/2020 to 12/31/2020	11.311063	10.405430	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.475242	12.439910	1,010.4784
01/01/2012 to 12/31/2012	12.439910	15.322621	961.6582
01/01/2013 to 12/31/2013	15.322621	15.512868	1,022.3267
01/01/2014 to 12/31/2014	15.512868	17.180138	962.4783
01/01/2015 to 12/31/2015	17.180138	16.562421	755.7615
01/01/2016 to 12/31/2016	16.562421	16.335543	773.9720
01/01/2017 to 12/31/2017	16.335543	17.689480	787.7840
01/01/2018 to 12/31/2018	17.689480	15.798466	770.4631
01/01/2019 to 12/31/2019	15.798466	19.279490	739.6640
01/01/2020 to 12/31/2020	19.279490	17.903525	747.9230
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.444657	15.463853	23,437.2710
01/01/2012 to 12/31/2012	15.463853	19.540605	21,385.3557
01/01/2013 to 12/31/2013	19.540605	24.931407	19,820.4189
01/01/2014 to 12/31/2014	24.931407	22.965207	19,834.1958
01/01/2015 to 12/31/2015	22.965207	21.438745	19,617.1583
01/01/2016 to 12/31/2016	21.438745	22.675950	18,299.4396
01/01/2017 to 12/31/2017	22.675950	28.919861	16,480.2857
01/01/2018 to 12/31/2018	28.919861	21.494776	16,912.5015
01/01/2019 to 12/31/2019	21.494776	26.169575	11,276.2346
01/01/2020 to 12/31/2020	26.169575	26.895265	11,977.1903
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010572	1.041884	150,685.4710
01/01/2013 to 12/31/2013	1.041884	1.037662	60,906.6502
01/01/2014 to 12/31/2014	1.037662	1.071195	61,579.2219
01/01/2015 to 12/31/2015	1.071195	1.003316	59,052.9190
01/01/2016 to 12/31/2016	1.003316	1.095936	3,627.9724
01/01/2017 to 12/31/2017	1.095936	1.178788	0.0000
01/01/2018 to 12/31/2018	1.178788	1.078256	0.0000
01/01/2019 to 12/31/2019	1.078256	1.215358	0.0000
01/01/2020 to 12/31/2020	1.215358	1.308695	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.811786	9.451621	0.0000
01/01/2012 to 12/31/2012	9.451621	10.943598	0.0000
01/01/2013 to 12/31/2013	10.943598	14.486860	0.0000
01/01/2014 to 12/31/2014	14.486860	15.483566	0.0000
01/01/2015 to 12/31/2015	15.483566	14.235053	0.0000
01/01/2016 to 12/31/2016	14.235053	16.325943	0.0000
01/01/2017 to 12/31/2017	16.325943	18.840562	1,715.8157
01/01/2018 to 12/31/2018	18.840562	16.180113	0.0000
01/01/2019 to 12/31/2019	16.180113	19.768211	0.0000
01/01/2020 to 12/31/2020	19.768211	19.229316	0.0000
89

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.703293	14.221352	17,360.5542
01/01/2012 to 12/31/2012	14.221352	16.438068	15,529.5537
01/01/2013 to 12/31/2013	16.438068	22.529845	14,608.8795
01/01/2014 to 12/31/2014	22.529845	23.771196	11,131.8171
01/01/2015 to 12/31/2015	23.771196	22.844856	10,493.0506
01/01/2016 to 12/31/2016	22.844856	24.890727	9,380.8087
01/01/2017 to 12/31/2017	24.890727	30.504112	8,791.8049
01/01/2018 to 12/31/2018	30.504112	27.123258	9,027.1933
01/01/2019 to 12/31/2019	27.123258	32.993013	5,938.7963
01/01/2020 to 12/31/2020	32.993013	50.568156	5,516.3480
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.764256	10.180917	0.0000
01/01/2014 to 12/31/2014	10.180917	10.461291	0.0000
01/01/2015 to 12/31/2015	10.461291	10.277933	0.0000
01/01/2016 to 12/31/2016	10.277933	10.273355	0.0000
01/01/2017 to 12/31/2017	10.273355	10.378072	0.0000
01/01/2018 to 12/31/2018	10.378072	10.148103	0.0000
01/01/2019 to 12/31/2019	10.148103	10.737425	0.0000
01/01/2020 to 12/31/2020	10.737425	11.326458	0.0000
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.122029	10.470380	0.0000
01/01/2012 to 12/31/2012	10.470380	10.739433	0.0000
01/01/2013 to 04/26/2013	10.739433	10.710806	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012626	1.043918	0.0000
01/01/2013 to 12/31/2013	1.043918	1.132835	15,670.9633
01/01/2014 to 12/31/2014	1.132835	1.184897	15,402.0412
01/01/2015 to 12/31/2015	1.184897	1.168893	12,136.8235
01/01/2016 to 12/31/2016	1.168893	1.176065	10,042.4942
01/01/2017 to 12/31/2017	1.176065	1.341529	0.0000
01/01/2018 to 12/31/2018	1.341529	1.217244	0.0000
01/01/2019 to 12/31/2019	1.217244	1.391455	0.0000
01/01/2020 to 12/31/2020	1.391455	1.526746	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996734	1.034321	0.0000
01/01/2015 to 12/31/2015	1.034321	1.001359	0.0000
01/01/2016 to 12/31/2016	1.001359	0.998613	0.0000
01/01/2017 to 12/31/2017	0.998613	1.127694	0.0000
01/01/2018 to 04/30/2018	1.127694	1.096688	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.534643	12.074575	4,564.4869
01/01/2012 to 12/31/2012	12.074575	13.803312	4,530.4153
01/01/2013 to 12/31/2013	13.803312	15.807934	4,530.4153
01/01/2014 to 12/31/2014	15.807934	15.992104	4,530.4153
01/01/2015 to 12/31/2015	15.992104	15.828235	4,903.9331
01/01/2016 to 12/31/2016	15.828235	16.215404	4,530.4153
01/01/2017 to 12/31/2017	16.215404	19.497638	0.0000
01/01/2018 to 12/31/2018	19.497638	18.034377	0.0000
01/01/2019 to 12/31/2019	18.034377	22.486751	0.0000
01/01/2020 to 12/31/2020	22.486751	25.236383	0.0000
90

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	6.973923	7.040516	33,251.6138
01/01/2012 to 12/31/2012	7.040516	8.156978	30,621.7177
01/01/2013 to 12/31/2013	8.156978	11.612607	28,575.3533
01/01/2014 to 12/31/2014	11.612607	13.499417	26,010.8273
01/01/2015 to 12/31/2015	13.499417	12.666221	24,272.8107
01/01/2016 to 12/31/2016	12.666221	12.716363	19,235.4114
01/01/2017 to 12/31/2017	12.716363	14.723213	18,836.7363
01/01/2018 to 12/31/2018	14.723213	13.377797	17,387.1345
01/01/2019 to 12/31/2019	13.377797	16.163044	11,235.5951
01/01/2020 to 12/31/2020	16.163044	20.895747	10,352.1814
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	121.727002	110.043299	0.0000
01/01/2012 to 12/31/2012	110.043299	131.806166	0.0000
01/01/2013 to 12/31/2013	131.806166	165.971870	0.0000
01/01/2014 to 04/25/2014	165.971870	172.365588	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.389713	6.775444	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.075269	1.117916	15,920.7248
01/01/2014 to 12/31/2014	1.117916	1.194271	15,555.5056
01/01/2015 to 12/31/2015	1.194271	1.153547	12,010.8705
01/01/2016 to 12/31/2016	1.153547	1.177075	10,165.3559
01/01/2017 to 12/31/2017	1.177075	1.329862	0.0000
01/01/2018 to 12/31/2018	1.329862	1.206691	0.0000
01/01/2019 to 12/31/2019	1.206691	1.436002	0.0000
01/01/2020 to 12/31/2020	1.436002	1.496042	0.0000
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.390789	11.690464	34,511.5440
01/01/2012 to 12/31/2012	11.690464	13.338630	33,447.4943
01/01/2013 to 12/31/2013	13.338630	15.553467	33,151.4101
01/01/2014 to 12/31/2014	15.553467	14.150494	31,829.9980
01/01/2015 to 12/31/2015	14.150494	13.590182	31,318.4664
01/01/2016 to 12/31/2016	13.590182	13.171485	30,899.8983
01/01/2017 to 12/31/2017	13.171485	16.505495	29,142.9581
01/01/2018 to 12/31/2018	16.505495	13.877665	28,726.0817
01/01/2019 to 12/31/2019	13.877665	17.410905	19,408.3382
01/01/2020 to 12/31/2020	17.410905	19.238282	19,350.0909
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999692	1.029528	0.0000
01/01/2015 to 12/31/2015	1.029528	0.951484	0.0000
01/01/2016 to 12/31/2016	0.951484	1.033800	0.0000
01/01/2017 to 12/31/2017	1.033800	1.138211	0.0000
01/01/2018 to 12/31/2018	1.138211	1.028265	0.0000
01/01/2019 to 12/31/2019	1.028265	1.226518	0.0000
01/01/2020 to 12/31/2020	1.226518	1.341238	0.0000
91

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.906238	14.025873	4,598.8410
01/01/2012 to 12/31/2012	14.025873	14.964391	4,555.4719
01/01/2013 to 12/31/2013	14.964391	13.274295	5,252.9294
01/01/2014 to 12/31/2014	13.274295	13.354447	5,351.8793
01/01/2015 to 12/31/2015	13.354447	12.651188	4,939.4810
01/01/2016 to 12/31/2016	12.651188	12.986217	3,885.8261
01/01/2017 to 12/31/2017	12.986217	13.138404	4,192.6865
01/01/2018 to 12/31/2018	13.138404	12.535049	4,159.2527
01/01/2019 to 12/31/2019	12.535049	13.269812	3,971.3250
01/01/2020 to 12/31/2020	13.269812	14.471312	3,866.9070
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.120293	15.253401	18,175.7975
01/01/2012 to 12/31/2012	15.253401	16.294822	16,022.2024
01/01/2013 to 12/31/2013	16.294822	15.627094	16,063.0740
01/01/2014 to 12/31/2014	15.627094	15.919906	13,780.4576
01/01/2015 to 12/31/2015	15.919906	15.566473	10,890.2748
01/01/2016 to 12/31/2016	15.566473	15.617352	10,267.9159
01/01/2017 to 12/31/2017	15.617352	15.958116	9,908.4227
01/01/2018 to 12/31/2018	15.958116	15.565276	9,120.9098
01/01/2019 to 12/31/2019	15.565276	16.506789	8,434.9589
01/01/2020 to 12/31/2020	16.506789	17.512542	7,723.5177
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.213725	10.689310	341.3046
01/01/2014 to 12/31/2014	10.689310	11.354603	334.2094
01/01/2015 to 12/31/2015	11.354603	10.963026	0.0000
01/01/2016 to 12/31/2016	10.963026	11.208544	0.0000
01/01/2017 to 12/31/2017	11.208544	12.765163	0.0000
01/01/2018 to 04/30/2018	12.765163	12.175009	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010605	1.061926	25,262.8578
01/01/2013 to 12/31/2013	1.061926	1.143283	34,261.7547
01/01/2014 to 12/31/2014	1.143283	1.204359	33,579.1882
01/01/2015 to 12/31/2015	1.204359	1.167209	29,691.1153
01/01/2016 to 12/31/2016	1.167209	1.205758	5,638.2802
01/01/2017 to 12/31/2017	1.205758	1.347558	0.0000
01/01/2018 to 12/31/2018	1.347558	1.193256	0.0000
01/01/2019 to 12/31/2019	1.193256	1.417464	0.0000
01/01/2020 to 12/31/2020	1.417464	1.415049	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.172357	11.040217	0.0000
01/01/2012 to 12/31/2012	11.040217	12.179805	0.0000
01/01/2013 to 12/31/2013	12.179805	13.448835	0.0000
01/01/2014 to 12/31/2014	13.448835	13.913847	0.0000
01/01/2015 to 12/31/2015	13.913847	13.337166	0.0000
01/01/2016 to 12/31/2016	13.337166	13.794725	0.0000
01/01/2017 to 12/31/2017	13.794725	15.627967	0.0000
01/01/2018 to 12/31/2018	15.627967	14.282182	0.0000
01/01/2019 to 12/31/2019	14.282182	16.702773	0.0000
01/01/2020 to 12/31/2020	16.702773	17.935013	0.0000
92

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.768891	10.305580	0.0000
01/01/2012 to 12/31/2012	10.305580	11.589694	0.0000
01/01/2013 to 12/31/2013	11.589694	13.379827	0.0000
01/01/2014 to 12/31/2014	13.379827	13.785815	0.0000
01/01/2015 to 12/31/2015	13.785815	13.167547	0.0000
01/01/2016 to 12/31/2016	13.167547	13.760324	0.0000
01/01/2017 to 12/31/2017	13.760324	16.097162	0.0000
01/01/2018 to 12/31/2018	16.097162	14.360442	0.0000
01/01/2019 to 12/31/2019	14.360442	17.192241	0.0000
01/01/2020 to 12/31/2020	17.192241	18.615504	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.250145	42.470911	4,030.5629
01/01/2012 to 12/31/2012	42.470911	48.986132	3,436.0870
01/01/2013 to 12/31/2013	48.986132	64.074067	3,238.9102
01/01/2014 to 12/31/2014	64.074067	70.968606	2,584.1287
01/01/2015 to 12/31/2015	70.968606	66.901175	2,549.8436
01/01/2016 to 12/31/2016	66.901175	75.842175	2,023.0066
01/01/2017 to 12/31/2017	75.842175	86.728635	1,630.6402
01/01/2018 to 12/31/2018	86.728635	77.022519	1,567.9672
01/01/2019 to 12/31/2019	77.022519	95.278403	1,511.1802
01/01/2020 to 12/31/2020	95.278403	95.825641	1,537.9154
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.673769	9.303096	33,311.7739
01/01/2012 to 12/31/2012	9.303096	10.339524	29,596.3812
01/01/2013 to 12/31/2013	10.339524	13.807566	28,165.6434
01/01/2014 to 12/31/2014	13.807566	15.224991	23,501.3450
01/01/2015 to 12/31/2015	15.224991	15.879686	21,872.3901
01/01/2016 to 12/31/2016	15.879686	16.491457	26,101.8300
01/01/2017 to 12/31/2017	16.491457	20.115689	25,092.6017
01/01/2018 to 12/31/2018	20.115689	19.234649	22,614.6267
01/01/2019 to 12/31/2019	19.234649	24.649645	17,448.6647
01/01/2020 to 12/31/2020	24.649645	29.863779	17,064.2770
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	22.875267	21.540078	2,917.6148
01/01/2012 to 12/31/2012	21.540078	24.153427	3,043.4166
01/01/2013 to 12/31/2013	24.153427	30.773160	2,914.9209
01/01/2014 to 12/31/2014	30.773160	32.989995	2,660.9963
01/01/2015 to 12/31/2015	32.989995	29.358803	2,604.3014
01/01/2016 to 12/31/2016	29.358803	33.156161	2,685.5390
01/01/2017 to 12/31/2017	33.156161	35.492413	2,791.3674
01/01/2018 to 12/31/2018	35.492413	31.177316	2,788.2098
01/01/2019 to 12/31/2019	31.177316	39.319469	2,785.0959
01/01/2020 to 12/31/2020	39.319469	41.378948	3,192.0515
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.666784	13.438508	1,193.1601
01/01/2012 to 12/31/2012	13.438508	15.518362	1,179.6126
01/01/2013 to 12/31/2013	15.518362	20.127355	1,133.5414
01/01/2014 to 12/31/2014	20.127355	22.282944	4,912.5828
01/01/2015 to 12/31/2015	22.282944	19.800321	4,949.5317
01/01/2016 to 12/31/2016	19.800321	21.912075	865.3886
01/01/2017 to 12/31/2017	21.912075	23.737826	921.2871
01/01/2018 to 12/31/2018	23.737826	20.122192	945.7137
01/01/2019 to 12/31/2019	20.122192	26.665362	911.4094
01/01/2020 to 12/31/2020	26.665362	26.778195	1,043.1275
93

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2011 to 12/31/2011	9.997534	10.694043	455.1852
01/01/2012 to 12/31/2012	10.694043	10.784125	1,992.9220
01/01/2013 to 12/31/2013	10.784125	10.067622	5,631.0439
01/01/2014 to 12/31/2014	10.067622	10.587490	5,765.9069
01/01/2015 to 12/31/2015	10.587490	10.396445	3,415.7405
01/01/2016 to 12/31/2016	10.396445	10.299044	2,663.0868
01/01/2017 to 12/31/2017	10.299044	10.332344	0.0000
01/01/2018 to 12/31/2018	10.332344	10.094651	0.0000
01/01/2019 to 12/31/2019	10.094651	10.609688	0.0000
01/01/2020 to 12/31/2020	10.609688	11.169366	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	8.773555	9.573114	1,224.2804
01/01/2014 to 12/31/2014	9.573114	9.047146	1,153.6161
01/01/2015 to 12/31/2015	9.047146	8.653855	1,082.0037
01/01/2016 to 12/31/2016	8.653855	8.888691	1,026.5739
01/01/2017 to 12/31/2017	8.888691	11.724023	909.4938
01/01/2018 to 12/31/2018	11.724023	9.491167	836.4181
01/01/2019 to 12/31/2019	9.491167	12.287365	622.9654
01/01/2020 to 12/31/2020	12.287365	15.168001	552.3392
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.769327	7.349611	1,347.0822
01/01/2012 to 12/31/2012	7.349611	8.438555	1,284.1466
01/01/2013 to 04/26/2013	8.438555	8.728343	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.765216	9.548527	2,447.5914
01/01/2012 to 12/31/2012	9.548527	9.334919	2,459.0982
01/01/2013 to 12/31/2013	9.334919	9.127216	2,357.0626
01/01/2014 to 12/31/2014	9.127216	8.924134	2,152.7786
01/01/2015 to 12/31/2015	8.924134	8.725571	1,909.2106
01/01/2016 to 12/31/2016	8.725571	8.540993	1,688.8664
01/01/2017 to 12/31/2017	8.540993	8.404473	1,523.6713
01/01/2018 to 12/31/2018	8.404473	8.343733	1,295.2868
01/01/2019 to 12/31/2019	8.343733	8.311311	1,106.5911
01/01/2020 to 12/31/2020	8.311311	8.141499	906.0134
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	12.917259	13.097601	0.0000
01/01/2015 to 12/31/2015	13.097601	12.731186	0.0000
01/01/2016 to 12/31/2016	12.731186	13.011842	0.0000
01/01/2017 to 12/31/2017	13.011842	13.605158	0.0000
01/01/2018 to 12/31/2018	13.605158	12.953496	0.0000
01/01/2019 to 12/31/2019	12.953496	14.151758	0.0000
01/01/2020 to 12/31/2020	14.151758	15.152859	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.470381	11.414856	10,896.3863
01/01/2012 to 12/31/2012	11.414856	12.377287	10,367.9305
01/01/2013 to 12/31/2013	12.377287	13.200720	9,846.9828
01/01/2014 to 04/25/2014	13.200720	13.273726	0.0000
94

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.531767	11.262566	13,124.2151
01/01/2012 to 12/31/2012	11.262566	12.375428	13,079.2613
01/01/2013 to 12/31/2013	12.375428	13.821453	13,038.8296
01/01/2014 to 04/25/2014	13.821453	13.845516	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.477217	13.774881	19,895.1385
01/01/2015 to 12/31/2015	13.774881	13.323812	6,013.0153
01/01/2016 to 12/31/2016	13.323812	13.820465	5,550.5833
01/01/2017 to 12/31/2017	13.820465	14.952025	1,638.9074
01/01/2018 to 12/31/2018	14.952025	13.974183	1,464.6502
01/01/2019 to 12/31/2019	13.974183	15.794218	1,293.7635
01/01/2020 to 12/31/2020	15.794218	17.146395	1,129.8617
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.321357	10.881481	7,209.1669
01/01/2012 to 12/31/2012	10.881481	12.120189	29,644.0659
01/01/2013 to 12/31/2013	12.120189	14.151827	29,011.7581
01/01/2014 to 04/25/2014	14.151827	14.133800	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.859588	14.273038	29,058.3567
01/01/2015 to 12/31/2015	14.273038	13.778510	39,308.8977
01/01/2016 to 12/31/2016	13.778510	14.429189	18,957.7985
01/01/2017 to 12/31/2017	14.429189	16.187551	16,678.9512
01/01/2018 to 12/31/2018	16.187551	14.856106	3,646.0943
01/01/2019 to 12/31/2019	14.856106	17.346979	16,426.7752
01/01/2020 to 12/31/2020	17.346979	19.309065	16,225.1905
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.212279	10.538638	27,531.5006
01/01/2012 to 12/31/2012	10.538638	11.922644	27,235.4279
01/01/2013 to 12/31/2013	11.922644	14.678429	11,212.3961
01/01/2014 to 04/25/2014	14.678429	14.579998	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.456885	9.084098	0.0000
01/01/2012 to 12/31/2012	9.084098	10.312943	0.0000
01/01/2013 to 04/26/2013	10.312943	11.072485	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.834525	14.329431	8,689.4809
01/01/2015 to 12/31/2015	14.329431	13.772927	40,606.7083
01/01/2016 to 12/31/2016	13.772927	14.562786	40,569.1894
01/01/2017 to 12/31/2017	14.562786	16.968294	40,534.7575
01/01/2018 to 12/31/2018	16.968294	15.242901	36,290.6806
01/01/2019 to 12/31/2019	15.242901	18.440168	4,318.5313
01/01/2020 to 12/31/2020	18.440168	21.020746	4,301.0773
95

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.803826	13.332107	22,699.4776
01/01/2012 to 12/31/2012	13.332107	14.543483	21,625.1666
01/01/2013 to 12/31/2013	14.543483	19.411666	20,341.0370
01/01/2014 to 12/31/2014	19.411666	19.297420	16,721.7589
01/01/2015 to 12/31/2015	19.297420	17.044391	15,672.2920
01/01/2016 to 12/31/2016	17.044391	20.440233	13,686.1379
01/01/2017 to 12/31/2017	20.440233	22.493000	13,121.1350
01/01/2018 to 12/31/2018	22.493000	19.039153	12,437.9768
01/01/2019 to 12/31/2019	19.039153	22.978872	8,148.3234
01/01/2020 to 12/31/2020	22.978872	23.809832	8,409.5902
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.928916	13.862546	0.0000
01/01/2012 to 12/31/2012	13.862546	15.979095	0.0000
01/01/2013 to 12/31/2013	15.979095	19.936202	0.0000
01/01/2014 to 12/31/2014	19.936202	18.187606	0.0000
01/01/2015 to 12/31/2015	18.187606	18.806355	0.0000
01/01/2016 to 12/31/2016	18.806355	19.459317	0.0000
01/01/2017 to 12/31/2017	19.459317	24.821077	0.0000
01/01/2018 to 12/31/2018	24.821077	19.275897	3,245.6314
01/01/2019 to 12/31/2019	19.275897	23.188444	3,245.6314
01/01/2020 to 12/31/2020	23.188444	24.664151	3,245.6314
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	20.458349	20.706416	0.0000
01/01/2017 to 12/31/2017	20.706416	24.055444	0.0000
01/01/2018 to 12/31/2018	24.055444	23.434201	0.0000
01/01/2019 to 12/31/2019	23.434201	29.934375	0.0000
01/01/2020 to 12/31/2020	29.934375	32.477597	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.262857	15.126978	0.0000
01/01/2012 to 12/31/2012	15.126978	16.323372	0.0000
01/01/2013 to 12/31/2013	16.323372	21.181513	0.0000
01/01/2014 to 12/31/2014	21.181513	22.974213	0.0000
01/01/2015 to 12/31/2015	22.974213	22.406729	0.0000
01/01/2016 to 04/29/2016	22.406729	22.483713	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	11.873311	11.124464	22,706.8451
01/01/2012 to 12/31/2012	11.124464	12.257093	19,910.1315
01/01/2013 to 12/31/2013	12.257093	16.002718	20,509.0939
01/01/2014 to 12/31/2014	16.002718	17.281213	17,238.4386
01/01/2015 to 12/31/2015	17.281213	17.279698	15,066.7972
01/01/2016 to 12/31/2016	17.279698	18.103657	12,784.4693
01/01/2017 to 12/31/2017	18.103657	21.051274	9,975.0822
01/01/2018 to 12/31/2018	21.051274	20.528972	9,494.4966
01/01/2019 to 12/31/2019	20.528972	26.248803	8,781.2102
01/01/2020 to 12/31/2020	26.248803	28.506713	8,577.5729
96

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.914447	16.492745	1,472.9793
01/01/2014 to 12/31/2014	16.492745	17.879614	1,429.3377
01/01/2015 to 12/31/2015	17.879614	17.937046	1,323.4969
01/01/2016 to 12/31/2016	17.937046	18.442518	1,061.6741
01/01/2017 to 12/31/2017	18.442518	22.530127	1,005.5250
01/01/2018 to 12/31/2018	22.530127	20.726158	978.7333
01/01/2019 to 12/31/2019	20.726158	26.919794	935.0618
01/01/2020 to 12/31/2020	26.919794	34.579786	879.6801
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.699453	12.395204	1,072.9415
01/01/2012 to 12/31/2012	12.395204	12.847419	1,450.6780
01/01/2013 to 04/26/2013	12.847419	13.825539	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.438987	11.209794	6,934.0206
01/01/2012 to 12/31/2012	11.209794	12.664081	29,776.9863
01/01/2013 to 12/31/2013	12.664081	16.930747	29,189.0961
01/01/2014 to 12/31/2014	16.930747	18.001430	24,856.4849
01/01/2015 to 12/31/2015	18.001430	19.455983	21,340.7803
01/01/2016 to 12/31/2016	19.455983	18.998416	22,084.6783
01/01/2017 to 12/31/2017	18.998416	25.448520	20,153.9078
01/01/2018 to 12/31/2018	25.448520	24.907410	18,487.9487
01/01/2019 to 12/31/2019	24.907410	32.266941	14,491.7418
01/01/2020 to 12/31/2020	32.266941	49.333326	12,667.4791
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.711628	7.250849	0.0000
01/01/2012 to 12/31/2012	7.250849	7.987064	0.0000
01/01/2013 to 04/26/2013	7.987064	8.560258	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.761587	7.484471	38,903.0486
01/01/2012 to 04/27/2012	7.484471	8.396739	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	14.021593	14.690817	755.5265
01/01/2012 to 12/31/2012	14.690817	14.876865	751.3129
01/01/2013 to 12/31/2013	14.876865	14.171963	1,405.2693
01/01/2014 to 12/31/2014	14.171963	14.613210	1,378.4235
01/01/2015 to 12/31/2015	14.613210	14.280016	1,310.0129
01/01/2016 to 12/31/2016	14.280016	14.253624	1,087.0520
01/01/2017 to 12/31/2017	14.253624	14.346779	403.5240
01/01/2018 to 12/31/2018	14.346779	13.956956	333.3485
01/01/2019 to 12/31/2019	13.956956	14.784963	265.3205
01/01/2020 to 12/31/2020	14.784963	15.450967	200.4054
97

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.686009	14.994187	288.0537
01/01/2012 to 12/31/2012	14.994187	17.189999	279.9061
01/01/2013 to 12/31/2013	17.189999	22.312716	286.9512
01/01/2014 to 12/31/2014	22.312716	23.826046	287.6881
01/01/2015 to 12/31/2015	23.826046	22.672156	288.8818
01/01/2016 to 12/31/2016	22.672156	26.619724	269.9715
01/01/2017 to 12/31/2017	26.619724	30.090527	277.7867
01/01/2018 to 12/31/2018	30.090527	26.015135	285.3840
01/01/2019 to 12/31/2019	26.015135	31.932694	294.8142
01/01/2020 to 12/31/2020	31.932694	35.300237	325.5647
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	11.396897	9.733698	0.0000
01/01/2012 to 12/31/2012	9.733698	11.223230	0.0000
01/01/2013 to 12/31/2013	11.223230	13.326006	2,959.9569
01/01/2014 to 12/31/2014	13.326006	12.204613	2,959.9569
01/01/2015 to 12/31/2015	12.204613	11.776597	2,959.9569
01/01/2016 to 12/31/2016	11.776597	11.626112	2,959.9569
01/01/2017 to 12/31/2017	11.626112	14.158476	2,959.9569
01/01/2018 to 12/31/2018	14.158476	11.886713	2,959.9569
01/01/2019 to 12/31/2019	11.886713	14.130062	2,959.9569
01/01/2020 to 12/31/2020	14.130062	14.853322	2,893.5882
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.845681	14.823223	290.9978
01/01/2012 to 12/31/2012	14.823223	16.802557	288.3630
01/01/2013 to 12/31/2013	16.802557	22.691795	802.1824
01/01/2014 to 12/31/2014	22.691795	23.236339	817.0068
01/01/2015 to 12/31/2015	23.236339	21.688623	821.6109
01/01/2016 to 12/31/2016	21.688623	25.643654	800.1701
01/01/2017 to 12/31/2017	25.643654	28.660140	811.3313
01/01/2018 to 12/31/2018	28.660140	24.878895	820.9395
01/01/2019 to 12/31/2019	24.878895	30.456016	829.4439
01/01/2020 to 12/31/2020	30.456016	35.511369	830.1254
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.029397	10.960860	28,453.0657
01/01/2012 to 12/31/2012	10.960860	12.369083	26,528.5512
01/01/2013 to 12/31/2013	12.369083	15.927631	35,243.5351
01/01/2014 to 12/31/2014	15.927631	17.613187	30,690.9436
01/01/2015 to 12/31/2015	17.613187	17.378584	29,498.3736
01/01/2016 to 12/31/2016	17.378584	18.926100	28,251.1133
01/01/2017 to 12/31/2017	18.926100	22.435546	27,655.4500
01/01/2018 to 12/31/2018	22.435546	20.873895	26,382.3914
01/01/2019 to 12/31/2019	20.873895	26.695831	22,051.3066
01/01/2020 to 12/31/2020	26.695831	30.753005	21,512.7165
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	10.371689	12.049513	531.9676
01/01/2014 to 12/31/2014	12.049513	13.025784	521.6261
01/01/2015 to 12/31/2015	13.025784	12.689537	516.9173
01/01/2016 to 12/31/2016	12.689537	14.156102	509.6183
01/01/2017 to 12/31/2017	14.156102	16.275826	514.3027
01/01/2018 to 12/31/2018	16.275826	14.282029	518.9684
01/01/2019 to 12/31/2019	14.282029	18.132035	520.4585
01/01/2020 to 12/31/2020	18.132035	18.375763	628.8638
98

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.697412	8.457777	536.2914
01/01/2012 to 12/31/2012	8.457777	9.419343	510.4549
01/01/2013 to 04/26/2013	9.419343	10.290215	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.960930	18.576250	15,851.7021
01/01/2014 to 12/31/2014	18.576250	18.108316	15,104.5239
01/01/2015 to 12/31/2015	18.108316	17.772688	13,487.6505
01/01/2016 to 12/31/2016	17.772688	20.573755	12,321.7155
01/01/2017 to 12/31/2017	20.573755	23.233121	12,041.8034
01/01/2018 to 12/31/2018	23.233121	21.126536	11,073.6560
01/01/2019 to 12/31/2019	21.126536	26.730885	7,033.8180
01/01/2020 to 12/31/2020	26.730885	32.605528	6,867.0661
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.412613	13.348997	17,093.2897
01/01/2012 to 12/31/2012	13.348997	13.740239	16,493.3670
01/01/2013 to 04/26/2013	13.740239	14.858002	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	6.466601	8.118637	34,587.0457
01/01/2014 to 12/31/2014	8.118637	8.638606	22,746.3547
01/01/2015 to 12/31/2015	8.638606	9.334350	17,502.4858
01/01/2016 to 12/31/2016	9.334350	9.266474	16,075.9593
01/01/2017 to 12/31/2017	9.266474	12.094255	15,064.3308
01/01/2018 to 12/31/2018	12.094255	11.687178	13,860.6731
01/01/2019 to 12/31/2019	11.687178	14.922747	13,012.4616
01/01/2020 to 12/31/2020	14.922747	19.936013	12,505.9770
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.388264	5.628300	36,616.7021
01/01/2012 to 12/31/2012	5.628300	6.169237	35,534.0879
01/01/2013 to 04/26/2013	6.169237	6.433892	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.470140	15.048401	0.0000
01/01/2012 to 12/31/2012	15.048401	15.091115	0.0000
01/01/2013 to 12/31/2013	15.091115	16.342255	0.0000
01/01/2014 to 12/31/2014	16.342255	12.970600	0.0000
01/01/2015 to 12/31/2015	12.970600	8.527336	0.0000
01/01/2016 to 12/31/2016	8.527336	11.984569	0.0000
01/01/2017 to 12/31/2017	11.984569	11.631847	0.0000
01/01/2018 to 12/31/2018	11.631847	8.090428	0.0000
01/01/2019 to 12/31/2019	8.090428	8.887380	0.0000
01/01/2020 to 12/31/2020	8.887380	10.529343	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	24.979207	25.763328	4,748.2226
01/01/2017 to 12/31/2017	25.763328	27.190064	4,770.9154
01/01/2018 to 12/31/2018	27.190064	25.512099	4,584.0631
01/01/2019 to 12/31/2019	25.512099	28.495233	4,363.1815
01/01/2020 to 12/31/2020	28.495233	29.701968	4,204.7411
99

CONDENSED FINANCIAL INFORMATION (continued)
2.25% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	21.638158	22.101302	7,196.5285
01/01/2012 to 12/31/2012	22.101302	24.404615	7,058.3412
01/01/2013 to 12/31/2013	24.404615	25.765601	7,287.0939
01/01/2014 to 12/31/2014	25.765601	26.408906	6,428.0390
01/01/2015 to 12/31/2015	26.408906	25.259805	4,994.4478
01/01/2016 to 04/29/2016	25.259805	25.954912	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	25.489263	26.312423	0.0000
01/01/2017 to 12/31/2017	26.312423	27.783154	0.0000
01/01/2018 to 12/31/2018	27.783154	26.098044	0.0000
01/01/2019 to 12/31/2019	26.098044	29.165768	0.0000
01/01/2020 to 12/31/2020	29.165768	30.446570	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	21.709363	21.961511	0.0000
01/01/2012 to 12/31/2012	21.961511	23.929869	0.0000
01/01/2013 to 12/31/2013	23.929869	23.727550	0.0000
01/01/2014 to 12/31/2014	23.727550	24.230334	0.0000
01/01/2015 to 12/31/2015	24.230334	23.345936	0.0000
01/01/2016 to 04/29/2016	23.345936	23.858096	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.144857	15.588596	347.4106
01/01/2012 to 12/31/2012	15.588596	15.704417	345.4734
01/01/2013 to 12/31/2013	15.704417	15.215992	319.2698
01/01/2014 to 12/31/2014	15.215992	15.256843	285.7874
01/01/2015 to 12/31/2015	15.256843	14.963183	252.1866
01/01/2016 to 12/31/2016	14.963183	14.779683	218.1691
01/01/2017 to 12/31/2017	14.779683	14.693943	185.5502
01/01/2018 to 12/31/2018	14.693943	14.465451	153.2807
01/01/2019 to 12/31/2019	14.465451	14.961127	122.0006
01/01/2020 to 12/31/2020	14.961127	15.345849	92.1498
100

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-03365, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
101

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are incorporated by reference in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2020 and 2019.
3. Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Consolidated Statements of Equity for the years ended December 31, 2020, 2019 and 2018.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
	(ii)	Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
	(iii)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
2.	Not Applicable.
3.	(i) (a)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.
	(i) (b)	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.

(i) (c)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
(ii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(ii)	Death Benefit Rider - Principal Protection. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iii)	Death Benefit Rider - Compounded-Plus. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(iv)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(v)	Guaranteed Minimum Income Benefit Rider - (Living Benefit). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vi)	Additional Death Benefit Rider - (Earnings Preservation Benefit). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(vii)	Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(viii)	Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(ix)	401 Plan Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(x)	Tax Sheltered Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(xi)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.
(xii)	Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.
(xiii)	Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.
(xiv)	Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(xv)	Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xvi)	Individual Retirement Annuity Endorsement 8023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xvii)	Roth Individual Retirement Annuity Endorsement 9024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xviii)	401(a)/403(a) Plan Endorsement 8025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xix)	Tax Sheltered Annuity Endorsement 8026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xx)	Simple Individual Retirement Annuity Endorsement 8276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(xxi)	Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.
(xxii)	Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.
(xxiii)	Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005
(xxiv)	Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005
(xxv)	Form of Contract Schedule (GMAB) 8028-4 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.
(xxvi)	Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.
(xxvii)	Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.
(xxviii)	Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xxix)	Form of Contract Schedule 8028-5 (6/06)(LGWB). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.
(xxx)	Fixed Account Rider 8012 (11/00). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.
(xxxi)	Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.
(xxxii)	Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(xxxiii)	Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.
(xxxiv)	Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08) (GMIB Plus II). Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.
(xxxv)	Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.
(xxxvi)	Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/09) (LWG II). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.
(xxxvii)	Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.
(xxxviii)	Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.
(xxxix)	Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.
(xl)	Form of Contract Schedule 8028-6 (9/10) (TV GMIB/EDB Max). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.
(xli)	Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.
(xlii)	Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
(xliii)	Non-qualified Annuity Endorsement MLIU-NQ (11/04) – I. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
(xliv)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
5.	(i)	Form of Variable Annuity Application. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.
(ii)	Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.
(iii)	Form of Variable Annuity Application 8029 (1/05) APPAVA-105USAVA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.
(iv)	Form of Variable Annuity Application 8029 (4/05) APPAVA1105USAVA. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005
(v)	Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(vi)	Form of Variable Annuity Application 8029 (10/07) APPUSAVA April 2008. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.
(vii)	Form of Variable Annuity Application 8029 (10/07) APPUSAC May 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-60174 and 811-03365) filed electronically on April 20, 2011.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
(ii)	Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
(iii)	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i) (a)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.
(i) (b)	First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (c)	Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.
(i) (d)	Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
(ii) (a)	Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.
(ii) (b)	Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

(iii)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200261 and 811-03365) filed electronically on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.
13.	Powers of Attorney for Eric Steigerwalt, Myles Lambert, Conor Murphy, Jonathan Rosenthal, Edward A. Spehar and Lynn Dumais (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

Andrew DeRosa 334 Madison Avenue Morristown, NJ 07960	Vice President

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Roger Kramer, Jr. 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis One Financial Center, 21st Floor Boston, MA 02111	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President

Kristi Slavin One Financial Center, 21st Floor Boston, MA 02111	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 335,836 owners of qualified contracts and 138,537 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$651,736,999	$0	$0	$0
Item 30.	Location of Accounts and Records
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS

a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 6th day of April, 2021.
BRIGHTHOUSE SEPARATE ACCOUNT A (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 7, 2021.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 7, 2021
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney